UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04149

Franklin Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: _2/28

Date of reporting period: 11/30/15

Item 1. Schedule of Investments.

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2015 (unaudited)

Franklin Alabama Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 97.4%
Alabama 95.1%
Alabama State Port Authority Docks Facilities Revenue, Refunding, 6.00%, 10/01/40	$3,000,000	$3,476,100
Anniston PBA Building Revenue, Judicial Center Project, AGMC Insured, 5.00%, 3/01/43	4,120,000	4,444,244
Athens GO, wts., XLCA Insured, Pre-Refunded, 5.00%, 2/01/36	2,560,000	2,579,814
Auburn University General Fee Revenue,
Refunding, Series A, 5.00%, 6/01/33	2,500,000	2,921,700
Series A, AGMC Insured, Pre-Refunded, 5.00%, 6/01/38	5,000,000	5,316,000
Baldwin County Board of Education Revenue,
School wts., Refunding, 5.00%, 6/01/24	2,605,000	3,075,255
School wts., Refunding, 5.00%, 6/01/26	2,870,000	3,353,853
School wts., Refunding, 5.00%, 6/01/27	3,015,000	3,501,500
Bessemer Governmental Utility Services Corp. Water Supply Revenue, Refunding, Series A, Assured
Guaranty, 5.00%, 6/01/39	3,825,000	3,998,884
Birmingham GO, Capital Appreciation, Series A, zero cpn. to 3/01/17, 5.00% thereafter, 3/01/43	5,000,000	5,128,100
Birmingham Special Care Facilities Financing Authority Health Care Facility Revenue, Children’s Hospital,
Assured Guaranty, Pre-Refunded, 6.00%, 6/01/39	4,000,000	4,647,680
Birmingham Waterworks Board Water Revenue,
Series A, Assured Guaranty, 5.25%, 1/01/39.	5,950,000	6,511,263
Series B, 5.00%, 1/01/43	3,745,000	4,126,466
Butler County IDA Environmental Improvement Revenue, International Paper Co. Projects, Series A, 7.00%,
9/01/32	1,000,000	1,121,700
Butler County Public Education Cooperative District Revenue, School, Series A, XLCA Insured, Pre-
Refunded, 5.00%, 7/01/37	9,025,000	9,597,456
Central Elmore Water and Sewer Authority Revenue, Water, NATL Insured, Pre-Refunded, 5.00%, 1/01/29	4,290,000	4,306,045
Chatom IDB Gulf Opportunity Zone Revenue,
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/30	5,250,000	5,865,562
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/37	5,000,000	5,468,200
Cullman Utilities Board Water Revenue, AGMC Insured, 5.00%, 9/01/41	3,000,000	3,267,510
DCH Health Care Authority Health Care Facilities Revenue,
Pre-Refunded, 5.125%, 6/01/36	7,000,000	7,165,340
Refunding, 5.00%, 6/01/36	2,000,000	2,211,620
East Alabama Health Care Authority Health Care Facilities Revenue,
Mandatory Put 9/01/18, Series A, 5.25%, 9/01/36	5,000,000	5,401,050
Mandatory Put 9/01/18, Series B, 5.50%, 9/01/33	4,500,000	4,890,735
Homewood Educational Building Authority Revenue, Educational Facilities, Samford University, Series A,
AGMC Insured, 5.00%, 12/01/41	10,000,000	10,878,200
Homewood GO, Capital Improvement wts., 5.00%, 9/01/42	4,000,000	4,392,760
Houston County Health Care Authority Revenue, Refunding, Series A, AMBAC Insured, 5.25%, 10/01/30	5,000,000	5,073,650
Huntsville PBA Lease Revenue,
Capital Center Improvement, 2014, NATL Insured, Pre-Refunded, 5.00%, 10/01/33	2,820,000	2,985,393
Municipal Justice Center, Capital Improvement, Refunding, NATL Insured, 5.00%, 10/01/33	5,180,000	5,404,760
Huntsville Water System Revenue, wts., 5.00%, 11/01/35	4,000,000	4,662,320
Jefferson County Revenue, Limited Obligation School wts., Series A, 5.00%, 1/01/24	2,000,000	2,014,120
Leeds Public Educational Building Authority Educational Facilities Revenue, Assured Guaranty, 5.125%,
4/01/33	7,410,000	7,970,789
Limestone County Water and Sewer Authority Water Revenue,
AGMC Insured, 5.00%, 12/01/39	3,750,000	4,080,450
AMBAC Insured, 5.00%, 12/01/29	285,000	286,778
AMBAC Insured, 5.00%, 12/01/31	715,000	719,276
AMBAC Insured, Pre-Refunded, 5.00%, 12/01/29	1,255,000	1,264,613
AMBAC Insured, Pre-Refunded, 5.00%, 12/01/31	3,195,000	3,219,474

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Alabama Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Alabama (continued)
Madison County Board of Education Capital Outlay Revenue, Tax Anticipation wts., Assured Guaranty,
5.125%, 9/01/34.	$600,000	$658,080
Madison GO,
wts., Refunding, XLCA Insured, 4.75%, 12/01/36.	685,000	706,893
wts., Series A, 5.00%, 4/01/37	2,590,000	2,952,082
wts., XLCA Insured, Pre-Refunded, 4.75%, 12/01/36	315,000	328,328
Marshall County Health Care Authority Revenue, Refunding, AMBAC Insured, 4.75%, 2/01/33	3,000,000	3,010,590
Mobile GO, wts., Series C, 5.50%, 2/15/30	2,000,000	2,155,700
Mobile Public Educational Building Authority Revenue, Limited Obligation School, Series A, Assured
Guaranty, 5.00%, 3/01/33	6,500,000	6,959,810
Mobile Water and Sewer Commissioners Water and Sewer Revenue,
BHAC Insured, Pre-Refunded, 5.00%, 1/01/36	10,000,000	10,037,800
Refunding, 5.00%, 1/01/36	10,000,000	11,118,300
Montgomery County Board of Education Capital Outlay School Warrants Revenue, Refunding, 5.00%,
9/01/39	3,000,000	3,312,930
Morgan County Board of Education Capital Outlay School wts., Revenue, 5.00%, 3/01/35	7,020,000	7,821,333
Opelika Water Board Revenue, Assured Guaranty, 5.00%, 6/01/37	3,000,000	3,282,240
Oxford GO, wts., Series C, 5.00%, 10/01/29	1,435,000	1,681,447
Pelham GO, wts., 5.00%, 2/01/34	2,635,000	3,074,044
Phenix City GO, School wts., Series A, 5.00%, 8/01/43	3,000,000	3,308,460
Phenix City Water and Sewer Revenue, wts., Series A, AGMC Insured, 5.00%, 8/15/40	2,000,000	2,195,200
Selma IDBR,
Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.80%, 5/01/34.	3,000,000	3,343,230
Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.375%, 12/01/35	3,000,000	3,346,410
Troy Public Educational Building Authority Dormitory Revenue, Troy University Housing LLC Project, Series
A, Assured Guaranty, Pre-Refunded, 5.00%, 9/01/32	5,000,000	5,173,050
Troy Public Educational Building Authority Educational Facilities Revenue, AGMC Insured, 5.25%, 12/01/40 .	2,000,000	2,170,560
Trussville GO, wts., Series B, 5.00%, 10/01/39	3,000,000	3,355,740
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student
Housing LLC, University of Alabama Ridgecrest Residential Project, Assured Guaranty, 6.75%, 7/01/38	5,000,000	5,663,950
University of Alabama at Birmingham Hospital Revenue, Refunding, Series A, AMBAC Insured, 5.00%,
9/01/41	9,000,000	9,215,190
University of Alabama General Revenue, University of Alabama at Birmingham, Refunding, Series D-2,
5.00%, 10/01/37.	7,520,000	8,461,504
University of South Alabama University Facilities Revenue, Capital Improvement, BHAC Insured, 5.00%,
8/01/38	5,000,000	5,432,850
		264,094,381
U.S. Territories 2.3%
Puerto Rico 2.3%
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Series A, 5.75%, 8/01/37	2,000,000	850,000
first subordinate, Series A, 5.375%, 8/01/39	4,500,000	1,878,750
first subordinate, Series A, 6.00%, 8/01/42	8,500,000	3,655,000
		6,383,750
Total Municipal Bonds (Cost $264,094,672) 97.4%		270,478,131
Other Assets, less Liabilities 2.6%.		7,234,024
Net Assets 100.0%		$277,712,155

See Abbreviations on page 145.

|2

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2015 (unaudited)

Franklin Arizona Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 97.2%
Arizona 92.5%
Arizona Health Facilities Authority Revenue,
Banner Health, Refunding, Series D, BHAC Insured, 5.50%, 1/01/38	$15,000,000	$16,113,900
Banner Health, Series A, 5.00%, 1/01/35	10,000,000	10,582,200
Banner Health, Series D, 5.50%, 1/01/38	17,500,000	18,751,250
Catholic Healthcare West, Series B, AGMC Insured, 5.00%, 3/01/41	5,000,000	5,265,550
Catholic Healthcare West, Series B, Sub Series B-1, 5.25%, 3/01/39	10,000,000	10,906,300
Scottsdale Lincoln Hospital Project, Refunding, Series A, 5.00%, 12/01/39.	15,000,000	16,540,650
Arizona Sports and Tourism Authority Senior Revenue, Multipurpose Stadium Facility Project, Refunding,
Series A, 5.00%, 7/01/36	4,405,000	4,694,144
Arizona State Board of Regents Arizona State University System Revenue,
Polytechnic Campus Project, Series C, Pre-Refunded, 6.00%, 7/01/26	2,500,000	2,822,075
Polytechnic Campus Project, Series C, Pre-Refunded, 6.00%, 7/01/27	3,000,000	3,386,490
Polytechnic Campus Project, Series C, Pre-Refunded, 6.00%, 7/01/28	3,350,000	3,781,581
Refunding, Series B, 5.00%, 7/01/41	14,070,000	16,119,718
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/33	2,200,000	2,504,546
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/34	3,320,000	3,766,108
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/44	4,145,000	4,642,068
Arizona State Board of Regents COP, University of Arizona, Refunding, Series C, 5.00%, 6/01/31	7,025,000	7,795,994
Arizona State Board of Regents Northern Arizona University System Revenue,
5.00%, 6/01/38	5,000,000	5,367,000
Refunding, 5.00%, 6/01/40	7,365,000	8,239,594
Refunding, 5.00%, 6/01/44	8,005,000	8,918,050
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/26	2,380,000	2,768,987
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/38	5,000,000	5,563,900
Arizona State Board of Regents University of Arizona System Revenue,
Series A, 5.00%, 6/01/39	8,650,000	9,521,660
Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/38	10,150,000	11,360,286
Arizona State COP,
Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/26	8,500,000	9,650,645
Department of Administration, Series A, AGMC Insured, 5.00%, 10/01/29	5,855,000	6,519,601
Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/28	5,000,000	5,598,900
Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/29	3,000,000	3,354,090
Arizona State Health Facilities Authority Healthcare Education Facilities Revenue, Kirksville College of
Osteopathic Medicine Inc., Arizona School of Health Sciences Project, 5.125%, 1/01/30	2,250,000	2,482,178
Arizona State Health Facilities Authority Hospital Revenue, Phoenix Children’s Hospital, Refunding, Series A,
5.00%, 2/01/42	8,000,000	8,499,920
Arizona State Lottery Revenue,
Series A, AGMC Insured, 5.00%, 7/01/28	15,540,000	17,421,428
Series A, AGMC Insured, 5.00%, 7/01/29	7,500,000	8,376,750
Arizona State School Facilities Board COP, Pre-Refunded, 5.50%, 9/01/23	10,000,000	11,249,900
Arizona State Transportation Board Highway Revenue,
Refunding, 5.00%, 7/01/31	10,000,000	11,868,200
Subordinated, Refunding, Series A, 5.00%, 7/01/36.	10,000,000	11,473,300
Subordinated, Refunding, Series A, 5.00%, 7/01/38.	5,750,000	6,538,325
Downtown Phoenix Hotel Corp. Revenue,
Subordinate, Series B, NATL Insured, Pre-Refunded, 5.00%, 7/01/36	18,995,000	19,066,041
Subordinate, Series B, NATL Insured, Pre-Refunded, 5.00%, 7/01/40	11,345,000	11,387,430
El Mirage GO, AGMC Insured, 5.00%, 7/01/42	2,200,000	2,377,562
Gilbert Public Facilities Municipal Property Corp. Revenue, 5.50%, 7/01/28	10,000,000	11,459,700
Gilbert Water Resources Municipal Property Corp. Water System Development Fee and Water Utility
Revenue, sub. lien, NATL Insured, 5.00%, 10/01/29	25,000,000	26,707,250

Quarterly Statement of Investments | See Notes to Statements of Investments. | 3

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Arizona Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Arizona (continued)
Glendale IDA Hospital Revenue,
John C. Lincoln Health Network, Pre-Refunded, 5.00%, 12/01/42	$12,870,000	$13,899,986
John C. Lincoln Health Network, Series B, Pre-Refunded, 5.00%, 12/01/37	3,000,000	3,000,000
Glendale IDAR,
Midwestern University, 5.00%, 5/15/35	5,000,000	5,558,900
Midwestern University, 5.125%, 5/15/40	10,000,000	11,014,700
Midwestern University, Refunding, 5.00%, 5/15/31.	3,455,000	3,840,302
Glendale Municipal Property Corp. Excise Tax Revenue,
Subordinate, Refunding, Series C, 5.00%, 7/01/38	12,000,000	13,317,960
Subordinate, Refunding, Series C, AGMC Insured, 5.00%, 7/01/38	6,530,000	7,334,953
Goodyear Community Facilities Utilities District No. 1 GO, AMBAC Insured, 5.00%, 7/15/32	7,500,000	7,911,450
Goodyear Water and Sewer Revenue,
sub. lien, Obligations, Refunding, AGMC Insured, 5.25%, 7/01/31	1,000,000	1,150,190
sub. lien, Obligations, Refunding, AGMC Insured, 5.50%, 7/01/41	1,500,000	1,743,075
Lake Havasu Wastewater System Revenue, senior lien, Refunding, Series B, AGMC Insured, 5.00%,
7/01/40	15,000,000	17,026,350
Marana Municipal Property Corp. Municipal Facilities Revenue, Series A, 5.00%, 7/01/28	3,000,000	3,280,470
Maricopa County Cartwright Elementary School District No. 83 GO, School Improvement, Project of 2010,
Series A, AGMC Insured, 5.375%, 7/01/30	5,415,000	6,278,801
Maricopa County Hospital Revenue, Sun Health Corp., Pre-Refunded, 5.00%, 4/01/35	12,090,000	14,859,335
Maricopa County IDA,
MFHR, Senior, National Voluntary Health Facilities II Project, Series A, AGMC Insured, ETM, 5.50%,
1/01/18	1,090,000	1,142,789
MFHR, Senior, Western Groves Apartments Project, Series A-1, AMBAC Insured, 5.30%, 12/01/22	1,310,000	1,310,642
Maricopa County IDA Health Facility Revenue,
Catholic Healthcare West, Refunding, Series A, 6.00%, 7/01/39	4,860,000	5,522,515
Mayo Clinic, 5.00%, 11/15/36	16,250,000	16,569,312
Maricopa County IDA Hospital System Revenue, Samaritan Health Services, Series A, NATL Insured, ETM,
7.00%, 12/01/16.	765,000	775,251
Maricopa County PCC,
PCR, El Paso Electric Co. Palo Verde Project, Refunding, Series A, 4.50%, 8/01/42	10,000,000	10,195,500
PCR, El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 2/01/40	10,000,000	11,606,800
PCR, Public Service Co. of New Mexico Palo Verde Project, Refunding, Series A, 6.25%, 1/01/38	5,000,000	5,461,800
PCR, Southern California Edison Co., Refunding, Series B, 5.00%, 6/01/35	14,745,000	16,256,657
Maricopa County USD No. 11 Peoria GO, School Improvement, 5.00%, 7/01/31	5,100,000	5,812,623
Maricopa County USD No. 89 Dysart GO, School Improvement, Project of 2006, Series B, AGMC Insured,
5.00%, 7/01/27	5,015,000	5,308,678
McAllister Academic Village LLC Revenue,
Arizona State University Hassayampa Academic Village Project, Refunding, 5.25%, 7/01/33	5,000,000	5,445,750
Arizona State University Hassayampa Academic Village Project, Refunding, 5.00%, 7/01/38	5,000,000	5,378,900
Arizona State University Hassayampa Academic Village Project, Refunding, Assured Guaranty, 5.25%,
7/01/33	2,525,000	2,750,104
Arizona State University Hassayampa Academic Village Project, Refunding, Assured Guaranty, 5.00%,
7/01/38	3,825,000	4,114,859
Navajo County PCC Revenue, Arizona Public Service Co. Cholla Project, Mandatory Put 6/01/16, Series E,
5.75%, 6/01/34	6,000,000	6,137,820
Navajo County USD No. 6 Heber-Overgaard GO, School Improvement, Project of 2008, Assured Guaranty,
5.50%, 7/01/28	1,045,000	1,186,932
Nogales Municipal Development Authority Inc. Municipal Facilities Revenue, NATL Insured, 5.00%, 6/01/36	2,640,000	2,690,503
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Series A, 5.00%, 7/01/40	10,000,000	10,997,500
senior lien, Series A, 5.00%, 7/01/38	10,000,000	10,760,400

|4

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Arizona Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Arizona (continued)
Phoenix Civic Improvement Corp. Distribution Revenue,
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/27	$3,945,000	$4,934,288
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/28	2,000,000	2,508,640
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/29	2,000,000	2,515,920
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/36	5,000,000	6,330,150
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/37	7,000,000	8,909,880
Phoenix Civic Improvement Corp. Wastewater System Revenue,
junior lien, Refunding, AGMC Insured, 5.00%, 7/01/37	5,515,000	5,825,439
senior lien, Refunding, 5.50%, 7/01/24	2,500,000	2,785,575
Phoenix Civic Improvement Corp. Water System Revenue,
junior lien, Series A, 5.00%, 7/01/39	10,000,000	11,478,000
junior lien, Series A, 5.00%, 7/01/39	14,780,000	16,324,953
Phoenix IDA Education Revenue,
Facility, JMF-Higley 2012 LLC Project, 5.00%, 12/01/34	1,600,000	1,751,920
Facility, JMF-Higley 2012 LLC Project, 5.00%, 12/01/39	5,610,000	6,034,340
Phoenix IDA Student Housing Revenue,
Downtown Phoenix Student Housing LLC Arizona State University Project, Series A, AMBAC Insured,
5.00%, 7/01/37	18,095,000	18,189,999
Downtown Phoenix Student Housing LLC Arizona State University Project, Series C, AMBAC Insured,
5.00%, 7/01/37	8,735,000	8,677,611
Pima County IDA Lease Revenue,
Clark County Detention Facility Project, 5.125%, 9/01/27	8,655,000	9,352,680
Clark County Detention Facility Project, 5.00%, 9/01/39	15,000,000	15,989,250
Pinal County Electrical District No. 3 Electric System Revenue,
Refunding, 5.25%, 7/01/33	1,500,000	1,711,815
Refunding, 5.25%, 7/01/41	6,800,000	7,561,804
Pinal County Electrical District No. 4 Electric System Revenue,
Pre-Refunded, 6.00%, 12/01/23	525,000	602,417
Pre-Refunded, 6.00%, 12/01/28	740,000	849,120
Pre-Refunded, 6.00%, 12/01/38	1,150,000	1,319,579
Rio Nuevo Multipurpose Facilities District Excise Tax Revenue, sub. lien, Assured Guaranty, 6.50%, 7/15/24 .	4,220,000	4,775,647
Salt River Project Agricultural Improvement and Power District Electric System Revenue,
Refunding, Series A, 5.00%, 12/01/30	4,500,000	5,303,340
Salt River Project, Series A, 5.00%, 1/01/38	7,000,000	7,468,020
Salt River Project, Series A, 5.00%, 1/01/39	5,000,000	5,470,600
Salt River Project, Series A, Pre-Refunded, 5.00%, 1/01/37	14,000,000	14,052,360
Salt Verde Financial Corp. Senior Gas Revenue,
5.00%, 12/01/32	10,000,000	11,451,600
5.00%, 12/01/37	5,000,000	5,632,450
Scottsdale Municipal Property Corp. Excise Tax Revenue,
Refunding, 5.00%, 7/01/33	1,500,000	1,782,450
Water and Sewer Improvements Project, 5.00%, 7/01/33	10,660,000	12,097,075
Show Low IDA Hospital Revenue,
Navapache Regional Medical Center, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/30	5,160,000	5,160,000
Navapache Regional Medical Center, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/35	2,000,000	2,000,000
Student and Academic Services LLC Lease Revenue,
Northern Arizona University Project, BAM Insured, 5.00%, 6/01/33	1,000,000	1,131,370
Northern Arizona University Project, BAM Insured, 5.00%, 6/01/39	1,400,000	1,575,056
Northern Arizona University Project, BAM Insured, 5.00%, 6/01/44	3,155,000	3,519,781
Tempe Excise Tax Revenue, Series A, 5.00%, 7/01/31	2,325,000	2,680,748
Town of Gilbert Pledged Revenue, sub. lien, 5.00%, 7/01/45	10,000,000	11,350,900
Tucson Airport Authority Inc. Revenue, sub. lien, AMBAC Insured, 5.35%, 6/01/31.	10,000,000	10,035,500

|5

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Arizona Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Arizona (continued)
Tucson IDA Lease Revenue, University of Arizona/Marshall Foundation Project, Series A, AMBAC Insured,
5.00%, 7/15/32	$985,000	$985,640
Tucson Water System Revenue,
5.00%, 7/01/32	5,000,000	5,714,100
Refunding, 5.00%, 7/01/28	1,230,000	1,384,439
Refunding, 5.00%, 7/01/29	1,765,000	1,981,354
University Medical Center Corp. Hospital Revenue,
Tucson, Pre-Refunded, 5.625%, 7/01/36	5,000,000	6,240,600
Tucson, Pre-Refunded, 6.00%, 7/01/39	5,000,000	6,166,400
Tucson, Pre-Refunded, 6.50%, 7/01/39	4,750,000	5,638,203
Yavapai County IDA Hospital Facility Revenue,
Yavapai Regional Medical Center, Series B, 5.625%, 8/01/33	2,315,000	2,485,801
Yavapai Regional Medical Center, Series B, 5.625%, 8/01/37	12,435,000	13,289,658
		876,111,550

U.S. Territories 4.7%
Guam 3.7%
Guam Government Business Privilege Tax Revenue,
Refunding, Series D, 5.00%, 11/15/39	10,000,000	11,054,900
Series A, 5.125%, 1/01/42	7,075,000	7,670,503
Series B-1, 5.00%, 1/01/29	2,980,000	3,272,308
Guam Power Authority Revenue,
Series A, AGMC Insured, 5.00%, 10/01/39	6,490,000	7,370,628
Series A, AGMC Insured, 5.00%, 10/01/44	5,325,000	6,024,013
		35,392,352
Puerto Rico 1.0%
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Refunding, Series C, 6.00%, 8/01/39	5,100,000	2,193,000
first subordinate, Series A, 5.50%, 8/01/37	6,000,000	2,520,000
first subordinate, Series C, 5.25%, 8/01/41	10,930,000	4,535,950
		9,248,950
Total U.S. Territories		44,641,302
Total Municipal Bonds (Cost $869,567,490) 97.2%		920,752,852
Other Assets, less Liabilities 2.8%.		26,583,447
Net Assets 100.0%		$947,336,299

See Abbreviations on page 145.

|6

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2015 (unaudited)

Franklin Colorado Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 96.8%
Colorado 92.3%
Adams State College Board of Trustees Auxiliary Facilities Revenue,
Improvement, Series A, Pre-Refunded, 5.50%, 5/15/34	$2,000,000	$2,305,180
Improvement, Series A, Pre-Refunded, 5.50%, 5/15/39	2,150,000	2,478,069
Adams State College Board of Trustees Institutional Enterprise Revenue,
5.00%, 5/15/32	1,360,000	1,542,294
5.00%, 5/15/37	1,000,000	1,109,670
Anthem West Metropolitan District GO, City and County of Broomfield, Refunding, BAM Insured, 5.00%,
12/01/35	3,000,000	3,352,590
Auraria Higher Education Center Parking Enterprise Revenue, 5th and Walnut Parking Garage Project,
Series A, AGMC Insured, 5.00%, 4/01/34	6,150,000	6,833,757
Aurora COP, Refunding, Series A, 5.00%, 12/01/30	5,680,000	6,349,558
Aurora Hospital Revenue, The Children’s Hospital Assn. Project, Series A, 5.00%, 12/01/40	2,500,000	2,691,325
Aurora Water Improvement Revenue,
first lien, Series A, AMBAC Insured, 5.00%, 8/01/36	5,880,000	6,216,277
first lien, Series A, AMBAC Insured, 5.00%, 8/01/39	10,000,000	10,556,600
Board of Trustees for Western State College Revenue,
5.00%, 5/15/34	2,000,000	2,210,300
5.00%, 5/15/39	2,000,000	2,169,100
Board of Trustees of the Colorado School of Mines Revenue,
Golden, Enterprise Improvement, Series A, Pre-Refunded, 5.25%, 12/01/37	2,000,000	2,250,760
Golden, Institutional Enterprise, Series B, 5.00%, 12/01/32.	1,000,000	1,130,050
Boulder Larimer and Weld Counties St. Vrain Valley School District No. RE-1J GO, 5.00%, 12/15/33	5,300,000	5,861,323
Boulder Valley School District No. RE-2 Boulder GO,
5.00%, 12/01/34	6,000,000	6,721,020
5.00%, 12/01/41	5,000,000	5,745,150
Brighton Water Activity Enterprise Revenue, Water System Project, Series A, Assured Guaranty, 5.25%,
12/01/34	5,380,000	6,081,175
Castle Rock Sales and Use Tax Revenue,
5.00%, 6/01/31	1,800,000	2,107,152
5.00%, 6/01/32	1,845,000	2,152,967
5.00%, 6/01/35	2,775,000	3,207,456
Colorado Health Facilities Authority Revenue,
Hospital, Longmont United Hospital Project, Refunding, Series B, Assured Guaranty, 5.00%, 12/01/25	3,050,000	3,167,334
Hospital, Longmont United Hospital Project, Refunding, Series B, Assured Guaranty, 5.00%, 12/01/26	3,205,000	3,324,707
Hospital, Longmont United Hospital Project, Refunding, Series B, Assured Guaranty, 5.00%, 12/01/27	3,365,000	3,490,010
Hospital, Longmont United Hospital Project, Refunding, Series B, Assured Guaranty, 5.00%, 12/01/30	3,000,000	3,102,660
Colorado Springs Public Facilities Authority COP, U.S. Olympic Committee Project, Assured Guaranty,
5.00%, 11/01/39.	11,305,000	12,484,790
Colorado Springs Utilities System Revenue,
Improvement, Series B-1, 5.00%, 11/15/38	4,000,000	4,546,920
Refunding, Series A, 5.00%, 11/15/40	3,000,000	3,473,640
Refunding, Series A, 5.00%, 11/15/45	2,665,000	3,068,534
Refunding, Series A-2, 5.00%, 11/15/44	5,000,000	5,729,050
Series D-1, 5.25%, 11/15/33	5,000,000	5,805,650
Colorado State Board of Governors University Enterprise System Revenue,
Series A, 5.00%, 3/01/34	20,000	22,001
Series A, 5.00%, 3/01/39	145,000	158,500
Series A, 5.00%, 3/01/40	7,000,000	8,031,310
Series A, NATL Insured, 5.00%, 3/01/37	1,755,000	1,826,850
Series A, NATL Insured, Pre-Refunded, 5.00%, 3/01/37.	11,245,000	11,863,250
Series A, Pre-Refunded, 5.00%, 3/01/34	2,230,000	2,507,166

Quarterly Statement of Investments | See Notes to Statements of Investments. | 7

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Colorado Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Colorado (continued)
Colorado State Board of Governors University Enterprise System Revenue, (continued)
Series A, Pre-Refunded, 5.00%, 3/01/39	$7,055,000	$7,931,866
Series C, 5.00%, 3/01/44	5,135,000	5,700,158
Colorado State Building Excellent Schools Today COP,
Series G, 5.00%, 3/15/32	10,000,000	11,469,700
Series I, 5.00%, 3/15/36	3,000,000	3,378,420
Colorado State COP,
UCDHSC Fitzsimons Academic Projects, Refunding, Series A, 5.00%, 11/01/28.	1,500,000	1,738,455
UCDHSC Fitzsimons Academic Projects, Refunding, Series A, 5.00%, 11/01/29.	3,105,000	3,579,506
Colorado State Educational and Cultural Facilities Authority Revenue,
Alexander Dawson School, Colorado Project, 5.00%, 2/15/40	5,280,000	5,754,566
Charter School, James Irwin Educational Foundation Project, Improvement, Pre-Refunded, 5.00%,
8/01/37	6,060,000	6,485,351
Student Housing, Campus Village Apartments Project, Refunding, 5.50%, 6/01/38	13,500,000	14,438,655
Colorado State Health Facilities Authority Revenue,
Boulder Community Hospital Project, Refunding, Series A, 6.00%, 10/01/35	5,500,000	6,463,160
Catholic Health Initiatives, Refunding, Series A, 5.00%, 7/01/39	5,000,000	5,315,750
Catholic Health Initiatives, Series D, 6.125%, 10/01/28.	2,500,000	2,830,800
Catholic Health Initiatives, Series D, 6.25%, 10/01/33	2,000,000	2,247,200
Covenant Retirement Communities Inc., Refunding, Series A, 5.00%, 12/01/35	7,150,000	7,599,807
Covenant Retirement Communities Inc., Series A, 5.75%, 12/01/36.	5,000,000	5,493,200
The Evangelical Lutheran Good Samaritan Society Project, 5.50%, 6/01/33	1,000,000	1,146,800
The Evangelical Lutheran Good Samaritan Society Project, 5.625%, 6/01/43	4,000,000	4,587,280
The Evangelical Lutheran Good Samaritan Society Project, Pre-Refunded, 5.25%, 6/01/31	2,845,000	2,913,223
The Evangelical Lutheran Good Samaritan Society Project, Refunding, 5.25%, 6/01/31	1,155,000	1,180,953
The Evangelical Lutheran Good Samaritan Society Project, Refunding, 5.00%, 12/01/33	2,500,000	2,740,500
The Evangelical Lutheran Good Samaritan Society Project, Refunding, Series A, 5.00%, 6/01/40	4,000,000	4,323,240
Hospital, NCMC Inc. Project, Series A, AGMC Insured, 5.50%, 5/15/30	7,900,000	8,887,579
Hospital, Refunding, Series C, AGMC Insured, 5.25%, 3/01/40	5,000,000	5,488,100
Parkview Medical Center Inc. Project, Series A, Pre-Refunded, 5.00%, 9/01/37	8,000,000	8,575,040
Poudre Valley Health Care Inc. and Medical Center of the Rockies, Refunding, Series A, AGMC Insured,
5.20%, 3/01/31	9,500,000	10,501,015
Sisters of Charity of Leavenworth Health System, Refunding, Series A, 5.00%, 1/01/40	7,320,000	7,933,416
[a]Valley View Hospital Assn. Project, 5.00%, 5/15/40	2,000,000	2,203,780
[a]Valley View Hospital Assn. Project, 5.00%, 5/15/45	1,000,000	1,097,710
Valley View Hospital Assn. Project, Refunding, 5.75%, 5/15/36	2,000,000	2,181,940
Yampa Valley Medical Center Project, Refunding, 5.125%, 9/15/29	4,000,000	4,200,520
Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP, Pre-
Refunded, 5.50%, 11/01/27	7,275,000	8,216,385
Colorado Water Resources and Power Development Authority Water Resources Revenue,
Arapahoe County Water and Wastewater Public Improvement District Project, Series E, NATL Insured,
Pre-Refunded, 5.00%, 12/01/35.	10,000,000	10,000,000
Donala Water and Sanitation District Project, Series C, 5.00%, 9/01/36	1,900,000	2,135,315
Fountain Colorado Electric Water and Wastewater Utility Enterprise Project, Series A, AGMC Insured,
5.00%, 9/01/38	1,210,000	1,359,859
Commerce City COP, AMBAC Insured, 5.00%, 12/15/37	13,975,000	14,498,084
Commerce City Northern Infrastructure General Improvement District GO, Refunding and Improvement,
AGMC Insured, 5.00%, 12/01/31	2,040,000	2,354,099
Consolidated Bell Mountain Ranch Metropolitan District GO, Douglas County, Refunding, AGMC Insured,
5.00%, 12/01/39.	3,160,000	3,408,502
Denver City and County Airport System Revenue, Subordinate, Series B, 5.00%, 11/15/43	5,000,000	5,534,750
Denver City and County School District No. 1 COP, Series C, 5.00%, 12/15/30	4,000,000	4,576,480

|8

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Colorado Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Colorado (continued)
Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, XLCA Insured, 5.00%,
12/01/30	$14,500,000	$14,730,840
Denver Health and Hospital Authority Healthcare Revenue,
Recovery Zone Facility, 5.50%, 12/01/30	1,500,000	1,673,475
Recovery Zone Facility, 5.625%, 12/01/40	4,000,000	4,367,240
Refunding, Series A, 5.25%, 12/01/31	9,250,000	9,524,170
Series A, 5.25%, 12/01/45	9,250,000	10,074,082
E-470 Public Highway Authority Senior Revenue,
CapitalAppreciation,SeriesA,NATLInsured,zerocpn.,9/01/33	3,000,000	1,180,470
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/32	7,800,000	3,254,862
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/34	14,075,000	5,222,529
Series C, 5.25%, 9/01/25	2,500,000	2,793,800
Eagle River Water and Sanitation District Enterprise Wastewater Revenue, 5.00%, 12/01/42	3,500,000	3,878,140
Erie Wastewater Enterprise Revenue,
Series A, Assured Guaranty, 5.00%, 12/01/33	2,860,000	3,193,648
Series A, Assured Guaranty, 5.00%, 12/01/37	5,120,000	5,686,067
Erie Water Enterprise Revenue,
Series A, AGMC Insured, 5.00%, 12/01/32	2,645,000	2,829,462
Series A, AGMC Insured, Pre-Refunded, 5.00%, 12/01/32	7,355,000	7,958,919
Fort Lewis College Board of Trustees Enterprise Revenue, Series B-1, NATL Insured, 5.00%, 10/01/37.	12,830,000	13,586,072
Gunnison Watershed School District No. RE-1J GO, Gunnison and Saguache Counties, Pre-Refunded,
5.25%, 12/01/33.	1,240,000	1,395,471
Ignacio School District 11JT GO, La Plata and Archuleta Counties, 5.00%, 12/01/31	1,215,000	1,410,263
Meridian Metropolitan District GO, Douglas County, Refunding, Series A, 5.00%, 12/01/41	5,000,000	5,422,100
Mesa State College Board of Trustees Auxiliary Facilities System Enterprise Revenue,
Pre-Refunded, 6.00%, 5/15/38	7,000,000	7,711,480
Refunding, Series A, 5.00%, 5/15/33	3,455,000	3,806,132
Mesa State College Enterprise Revenue, BHAC Insured, Pre-Refunded, 5.125%, 5/15/37	5,765,000	6,140,186
Park Creek Metropolitan District Revenue,
Senior Limited Property Tax Supported, Refunding, Series A, AGMC Insured, 6.00%, 12/01/38	2,500,000	2,960,000
Senior Limited Property Tax Supported, Refunding, Series A, AGMC Insured, 6.125%, 12/01/41	2,500,000	2,970,825
Senior Limited Property Tax Supported, Refunding and Improvement, Assured Guaranty, 6.375%,
12/01/37	7,000,000	7,863,450
Platte River Power Authority Power Revenue, Series II, 5.00%, 6/01/37	12,000,000	13,436,760
Poudre Tech Metropolitan District Unlimited Property Tax Supported Revenue, Refunding and Improvement,
Series A, AGMC Insured, 5.00%, 12/01/39	7,435,000	8,248,612
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.50%, 11/15/38	9,900,000	13,285,998
Pueblo County COP, County Judicial Complex Project, AGMC Insured, 5.00%, 9/15/42	10,000,000	11,018,800
Pueblo Urban Renewal Authority Revenue,
Refunding and Improvement, Series B, 5.25%, 12/01/28	1,000,000	1,132,570
Refunding and Improvement, Series B, 5.50%, 12/01/31	1,010,000	1,121,262
Refunding and Improvement, Series B, 5.25%, 12/01/38	3,615,000	3,897,657
Rangeview Library District COP, Rangeview Library District Projects, Assured Guaranty, Pre-Refunded,
5.00%, 12/15/30.	3,840,000	4,298,995
Regional Transportation District COP, Series A, 5.375%, 6/01/31	19,000,000	21,394,570
Regional Transportation District Sales Tax Revenue,
FasTracks Project, Series A, 5.00%, 11/01/38	10,000,000	11,351,400
FasTracks Project, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 11/01/31.	11,150,000	11,616,962
Triview Metropolitan District GO, El Paso County, Refunding, 5.00%, 11/01/34	10,855,000	11,881,015

|9

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Colorado Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Colorado (continued)
University of Colorado Enterprise Revenue,
University of Colorado Regents, Refunding, Series A, 5.00%, 6/01/38	$5,655,000	$6,527,849
University of Colorado Regents, Series A, Pre-Refunded, 5.375%, 6/01/38	3,000,000	3,444,030
University of Colorado Regents, Series B, NATL Insured, Pre-Refunded, 5.00%, 6/01/32	3,000,000	3,189,600
University of Colorado Hospital Authority Revenue,
Refunding, Series A, 6.00%, 11/15/29	5,000,000	5,803,400
Series A, Pre-Refunded, 5.00%, 11/15/37	2,000,000	2,043,240
Series A, Pre-Refunded, 5.25%, 11/15/39	3,000,000	3,068,250
University of Northern Colorado Greeley Institutional Enterprise Revenue, Refunding, Series A, 5.00%,
6/01/30	1,690,000	1,944,970
Woodmoor Water and Sanitation District No. 1 Enterprise Water and Wastewater Revenue, 5.00%, 12/01/36 .	5,000,000	5,614,900
		640,099,832

U.S. Territories 4.5%
Guam 0.9%
Guam Government Limited Obligation Revenue,
Section 30, Series A, 5.375%, 12/01/24	2,000,000	2,232,600
Section 30, Series A, 5.75%, 12/01/34	3,565,000	3,989,877
		6,222,477
Puerto Rico 3.3%
Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	11,410,000	7,445,025
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Refunding, Series C, 5.375%, 8/01/38	2,370,000	989,475
first subordinate, Series A, 5.50%, 8/01/37	5,000,000	2,100,000
first subordinate, Series A, 6.375%, 8/01/39	10,000,000	4,375,000
first subordinate, Series A, 5.50%, 8/01/42	3,000,000	1,260,000
first subordinate, Series C, 5.50%, 8/01/40	10,000,000	4,200,000
Senior Series C, 5.25%, 8/01/40	4,560,000	2,827,656
		23,197,156
U.S. Virgin Islands 0.3%
Virgin Islands PFAR, Virgin Islands Matching Fund Loan Note, Working Capital, sub. lien, Refunding, Series
B, 5.25%, 10/01/29	1,800,000	1,992,204
Total U.S. Territories		31,411,837
Total Municipal Bonds (Cost $645,241,604) 96.8%		671,511,669
Other Assets, less Liabilities 3.2%.		22,221,316
Net Assets 100.0%		$693,732,985

See Abbreviations on page 145.

[a]Security purchased on a when-issued basis.

|10

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2015 (unaudited)

Franklin Connecticut Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 98.4%
Connecticut 95.7%
City of Bridgeport GO, Series A, 5.00%, 2/15/32	$10,000,000	$11,028,200
Connecticut State GO,
Series A, 5.00%, 2/15/29	10,000,000	11,086,000
Series C, AGMC Insured, Pre-Refunded, 5.00%, 6/01/26	5,000,000	5,115,000
[a]Series F, 5.00%, 11/15/34.	5,000,000	5,784,750
Connecticut State Health and Educational Facilities Authority Revenue,
Ascension Health Senior Credit Group, Series A, 5.00%, 11/15/40	18,520,000	20,397,558
Child Care Facilities Program, Series G, Assured Guaranty, Pre-Refunded, 6.00%, 7/01/28	2,045,000	2,269,541
Connecticut State University System Issue, Series N, 5.00%, 11/01/29	5,060,000	5,848,803
Eastern Connecticut Health Network Issue, Refunding, Series A, Assured Guaranty, 6.00%, 7/01/25	2,965,000	2,968,914
Eastern Connecticut Health Network Issue, Refunding, Series C, Assured Guaranty, 5.125%, 7/01/30	2,500,000	2,505,325
Fairfield University Issue, Series M, 5.00%, 7/01/26	450,000	491,949
Fairfield University Issue, Series M, 5.00%, 7/01/34	1,000,000	1,080,240
Fairfield University Issue, Series N, 5.00%, 7/01/29	7,000,000	7,611,590
Fairfield University Issues, New Money, Series O, 5.00%, 7/01/35	4,000,000	4,373,760
Fairfield University Issues, New Money, Series O, 5.00%, 7/01/40	5,000,000	5,431,350
Hartford Healthcare Issue, Refunding, Series A, 5.00%, 7/01/41	12,000,000	12,904,560
The Loomis Chafee School Issue, Series G, 5.00%, 7/01/30.	3,000,000	3,260,520
The Loomis Chafee School Issue, Series G, 5.00%, 7/01/38.	6,285,000	6,712,129
Lutheran General Health Care System, ETM, 7.375%, 7/01/19	180,000	202,732
New Horizons Village Project, 7.30%, 11/01/16	510,000	512,831
Quinnipiac University Issue, Refunding, Series L, 5.00%, 7/01/45	5,000,000	5,524,300
Quinnipiac University Issue, Series H, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/36	5,000,000	5,132,900
Quinnipiac University Issue, Series J, NATL Insured, 5.00%, 7/01/37	5,865,000	6,304,816
Quinnipiac University Issue, Series J, NATL Insured, Pre-Refunded, 5.00%, 7/01/37	9,135,000	10,067,409
Sacred Heart University Issue, Series G, 5.375%, 7/01/31	1,500,000	1,690,710
Sacred Heart University Issue, Series G, 5.625%, 7/01/41	5,500,000	6,194,210
Sacred Heart University Issue, Series H, AGMC Insured, 5.00%, 7/01/27.	1,190,000	1,328,825
Sacred Heart University Issue, Series H, AGMC Insured, 5.00%, 7/01/28.	2,290,000	2,542,747
Salisbury School Issue, Series C, Assured Guaranty, 5.00%, 7/01/38	5,000,000	5,343,700
Stamford Hospital Issue, Series I, 5.00%, 7/01/30	5,000,000	5,535,150
Stamford Hospital Issue, Series J, 5.00%, 7/01/42.	5,000,000	5,325,200
University of Hartford Issue, Series G, Assured Guaranty, Pre-Refunded, 5.25%, 7/01/26	5,000,000	5,140,100
Wesleyan University Issue, Series G, 5.00%, 7/01/39.	10,000,000	11,047,500
Western Connecticut Health Network Issue, Series M, 5.375%, 7/01/41	7,000,000	7,596,820
Westminster School Issue, Series E, XLCA Insured, Pre-Refunded, 5.00%, 7/01/37	10,660,000	11,362,281
The William W. Backus Hospital Issue, Series F, AGMC Insured, Pre-Refunded, 5.00%, 7/01/28	1,500,000	1,655,130
The William W. Backus Hospital Issue, Series F, AGMC Insured, Pre-Refunded, 5.125%, 7/01/35	4,025,000	4,454,065
Yale University Issue, Series A-2, 5.00%, 7/01/40	9,000,000	9,834,210
Yale University Issue, Series Z-1, 5.00%, 7/01/42	10,000,000	10,229,800
Yale-New Haven Hospital Issue, Series J-1, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/31	8,500,000	8,725,930
Yale-New Haven Hospital Issue, Series N, 5.00%, 7/01/48	5,000,000	5,388,300
Connecticut State HFA Housing Mortgage Finance Program Revenue,
Series C, Sub Series C-1, 4.85%, 11/15/34	1,925,000	1,987,235
Series C, Sub Series C-1, 4.95%, 11/15/39	1,945,000	1,972,891
Connecticut State HFAR,
Special Obligation, Special Needs Housing Mortgage Finance Program, Series 1, AMBAC Insured,
5.00%, 6/15/22	750,000	752,558
Special Obligation, Special Needs Housing Mortgage Finance Program, Series 1, AMBAC Insured,
5.00%, 6/15/32	1,000,000	1,002,730
State Supported Special Obligation, Series 10, 5.00%, 6/15/28	420,000	471,635

Quarterly Statement of Investments | See Notes to Statements of Investments. | 11

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Connecticut Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Connecticut (continued)
Connecticut State HFAR, (continued)
State Supported Special Obligation, Series 13, 5.00%, 6/15/40	$1,500,000	$1,634,220
Connecticut State Higher Education Supplemental Loan Authority Revenue, CHESLA Loan Program, Series
A, 5.05%, 11/15/27.	800,000	853,880
Connecticut State Municipal Electric Energy Cooperative Power Supply System Revenue, Refunding, Series
A, 5.00%, 1/01/38	3,000,000	3,359,670
Connecticut State Revolving Fund General Revenue,
Green Bonds, Series A, 5.00%, 3/01/34	5,000,000	5,903,650
Green Bonds, Series A, 5.00%, 3/01/35	1,000,000	1,176,270
Series A, 5.00%, 3/01/25	3,000,000	3,628,830
Series A, Pre-Refunded, 5.00%, 7/01/26	5,025,000	5,161,529
Series A, Pre-Refunded, 5.00%, 7/01/27	2,060,000	2,115,970
Connecticut State Special Tax Obligation Revenue,
Transportation Infrastructure Purposes, Series A, 5.00%, 10/01/30	5,000,000	5,783,450
Transportation Infrastructure Purposes, Series A, 5.00%, 9/01/34	5,000,000	5,772,250
Connecticut Transmission Municipal Electric Energy Cooperative Transmission System Revenue, Series A,
5.00%, 1/01/42	5,000,000	5,470,300
Greater New Haven Water Pollution Control Authority Regional Water Revenue, Series A, AGMC Insured,
5.00%, 11/15/37.	3,000,000	3,251,160
Hartford County Metropolitan District Clean Water Project Revenue,
Green Bonds, Refunding, Series A, 5.00%, 11/01/42	5,000,000	5,743,000
Refunding, Series A, 5.00%, 4/01/36	5,000,000	5,612,050
New Haven GO,
Series A, Assured Guaranty, 5.00%, 3/01/29.	1,000,000	1,099,720
Series C, NATL Insured, ETM, 5.00%, 11/01/22	25,000	25,088
South Central Regional Water Authority Water System Revenue,
Eighteenth Series B, NATL Insured, 5.25%, 8/01/29	1,000,000	1,085,450
Eighteenth Series B, NATL Insured, 5.25%, 8/01/32	1,000,000	1,081,140
Refunding, Twenty-Second Series, AGMC Insured, 5.00%, 8/01/38	5,000,000	5,361,150
Thirtieth Series A, 5.00%, 8/01/39	1,500,000	1,700,340
Thirtieth Series A, 5.00%, 8/01/44	1,615,000	1,820,299
Stamford Water Pollution Control System and Facility Revenue, Refunding, Series A, 5.25%, 8/15/43	1,000,000	1,154,370
University of Connecticut Revenue,
Series A, 5.00%, 8/15/28	6,590,000	7,717,088
Series A, 5.00%, 2/15/31	2,000,000	2,317,120
Series A, 5.00%, 2/15/34	3,000,000	3,473,910
		328,498,808

|12

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Connecticut Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
U.S. Territories 2.7%
Puerto Rico 2.4%
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series A, 6.00%, 8/01/42	$19,000,000	$8,170,000
U.S. Virgin Islands 0.3%
Virgin Islands PFAR, senior lien, Capital Projects, Series A-1, 5.00%, 10/01/29	1,000,000	1,090,720
Total U.S. Territories		9,260,720
Total Municipal Bonds (Cost $329,296,638) 98.4%		337,759,528
Other Assets, less Liabilities 1.6%.		5,556,775
Net Assets 100.0%		$343,316,303

See Abbreviations on page 145.

[a]Security purchased on a when-issued basis.

|13

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2015 (unaudited)

Franklin Double Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 87.9%
U.S. Territories 87.9%
Guam 32.1%
Guam Education Financing Foundation COP, Guam Public School Facilities Project, Series A, 5.00%,
10/01/23	$2,500,000	$2,550,800
Guam Government Business Privilege Tax Revenue, Series A, 5.125%, 1/01/42	5,000,000	5,420,850
Guam Government Hotel Occupancy Tax Revenue, Refunding, Series A, 6.50%, 11/01/40.	10,380,000	12,260,337
Guam Government Limited Obligation Revenue,
Section 30, Series A, 5.625%, 12/01/29	3,850,000	4,317,082
Section 30, Series A, 5.75%, 12/01/34	8,430,000	9,434,688
Guam International Airport Authority Revenue,
General, Refunding, Series B, AGMC Insured, 5.50%, 10/01/33	2,000,000	2,302,740
General, Refunding, Series B, AGMC Insured, 5.75%, 10/01/43	3,000,000	3,505,500
Guam Power Authority Revenue, Refunding, Series A, 5.50%, 10/01/40	10,000,000	10,980,900
		50,772,897
Puerto Rico 45.3%
Children’s Trust Fund Tobacco Settlement Revenue, Asset-Backed, Refunding, 5.50%, 5/15/39	2,500,000	2,522,675
Puerto Rico Commonwealth Highways and Transportation Authority Highway Revenue, Series Y, Pre-
Refunded, 5.50%, 7/01/36	11,850,000	12,201,234
Puerto Rico Electric Power Authority Power Revenue,
Series XX, 5.75%, 7/01/36	15,000,000	9,787,500
Series XX, 5.25%, 7/01/40	12,750,000	8,319,375
Puerto Rico HFAR, Capital Fund Modernization Program, Puerto Rico Public Housing Projects, Refunding,
5.125%, 12/01/27	3,000,000	3,231,960
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority
Industrial Revenue, Guaynabo Warehouse for Emergencies Project, Series A, 5.15%, 7/01/19	585,000	520,650
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority
Revenue,
Ana G. Mendez University System Project, Refunding, 5.375%, 12/01/21.	1,000,000	965,510
Ana G. Mendez University System Project, Refunding, 5.00%, 4/01/27	3,500,000	3,173,415
Ana G. Mendez University System Project, Refunding, 5.125%, 4/01/32	2,000,000	1,777,240
Ana G. Mendez University System Project, Refunding, 5.375%, 4/01/42	2,505,000	2,167,151
Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	5,970,000	5,687,977
Hospital Auxilio Mutuo Obligated Group, Refunding, Series A, 6.00%, 7/01/33	7,050,000	7,115,635
Inter American University of Puerto Rico Project, NATL Insured, 4.375%, 10/01/25	1,000,000	980,980
Inter American University of Puerto Rico Project, NATL Insured, 4.50%, 10/01/29.	3,750,000	3,659,475
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B, 5.25%, 12/15/26	6,000,000	2,130,000
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/19, 6.25% thereafter, 8/01/33	7,000,000	2,190,930
first subordinate, Series A, 6.50%, 8/01/44	11,350,000	5,050,750
		71,482,457
U.S. Virgin Islands 10.5%
Virgin Islands PFAR,
Virgin Islands Matching Fund Loan Note, Cruzan Project, Series A, 6.00%, 10/01/39	7,250,000	7,930,340
Virgin Islands Matching Fund Loan Note, Diageo Project, Series A, 6.75%, 10/01/37	7,700,000	8,637,167
		16,567,507
Total Municipal Bonds (Cost $152,566,910) 87.9%		138,822,861
Other Assets, less Liabilities 12.1%		19,191,188
Net Assets 100.0%		$158,014,049

Quarterly Statement of Investments | See Notes to Statements of Investments. | 14

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Double Tax-Free Income Fund (continued)

See Abbreviations on page 145.

|15

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2015 (unaudited)

Franklin Federal Intermediate-Term Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 92.8%
Alabama 2.5%
Alabama State Public School and College Authority Revenue,
Capital Improvement, Refunding, Series A, 5.00%, 5/01/19	$7,750,000	$8,745,178
Capital Improvement, Refunding, Series B, 5.00%, 1/01/27	25,000,000	30,033,000
Chatom IDB Gulf Opportunity Zone Revenue,
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/20	3,535,000	4,008,018
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/21	3,535,000	4,057,261
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/22	3,535,000	4,041,884
East Alabama Health Care Authority Health Care Facilities Revenue,
Mandatory Put 9/01/18, Series A, 5.25%, 9/01/36.	10,000,000	10,802,100
Mandatory Put 9/01/18, Series B, 5.50%, 9/01/33	13,500,000	14,672,205
Jefferson County GO, Capital Improvement wts., Series A, NATL Insured, 5.00%, 4/01/17	2,195,000	2,195,285
Jefferson County Revenue, Limited Obligation School wts., Series A, 5.25%, 1/01/16	2,000,000	2,014,040
Shelby County Board of Education Revenue,
Capital Outlay School wts., 5.00%, 2/01/22	5,250,000	6,035,243
Capital Outlay School wts., 5.00%, 2/01/23	5,520,000	6,330,998
Capital Outlay School wts., 5.00%, 2/01/24	5,055,000	5,792,322
Capital Outlay School wts., 5.00%, 2/01/25	5,920,000	6,777,216
		105,504,750
Alaska 0.1%
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Assured
Guaranty, 5.00%, 9/01/19	3,650,000	4,130,486
Arizona 5.1%
Arizona Health Facilities Authority Revenue,
Banner Health, Series A, Pre-Refunded, 5.00%, 1/01/22	8,000,000	8,381,120
Banner Health, Series D, 5.50%, 1/01/22	5,000,000	5,466,900
Banner Health, Series D, 5.00%, 1/01/23	5,000,000	5,410,200
Arizona State Board of Regents Arizona State University System Revenue,
Polytechnic Campus Project, Series C, Pre-Refunded, 5.75%, 7/01/20	500,000	561,240
Polytechnic Campus Project, Series C, Pre-Refunded, 5.75%, 7/01/21	500,000	561,240
Arizona State COP,
Department of Administration, Series A, AGMC Insured, 5.00%, 10/01/19.	5,650,000	6,430,322
Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/21.	10,000,000	11,417,800
Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/22.	40,910,000	46,710,220
Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/20	14,860,000	16,758,216
Arizona State Health Facilities Authority Hospital Revenue, Phoenix Children’s Hospital, Refunding, Series
A, 5.00%, 2/01/27	6,000,000	6,673,800
Arizona State School Facilities Board COP,
Pre-Refunded, 5.25%, 9/01/19	10,000,000	11,182,200
Refunding, Series A-3, AGMC Insured, 5.00%, 9/01/19	16,185,000	18,372,726
Arizona State Transportation Board Highway Revenue,
Refunding, 5.00%, 7/01/29.	10,920,000	13,071,677
Subordinated, Refunding, Series A, 5.00%, 7/01/24	5,000,000	5,906,550
Subordinated, Refunding, Series A, 5.00%, 7/01/25	5,000,000	5,903,600
Glendale IDA Hospital Revenue, John C. Lincoln Health Network, Series B, Pre-Refunded, 5.00%,
12/01/18	5,605,000	5,605,000
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Series A, 5.00%, 7/01/19	1,900,000	2,149,945
junior lien, Series A, 5.00%, 7/01/20	1,300,000	1,504,308
junior lien, Series A, 5.00%, 7/01/21	4,200,000	4,837,896

Quarterly Statement of Investments | See Notes to Statements of Investments. | 16

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Arizona (continued)
Pima County Regional Transportation Excise Tax Revenue,
Pima County Regional Transportation Fund, 5.00%, 6/01/24	$3,385,000	$4,098,998
Pima County Regional Transportation Fund, 5.00%, 6/01/26	7,180,000	8,556,550
Pima County Sewer System Revenue,
Series B, 5.00%, 7/01/24	6,030,000	7,081,089
Series B, 5.00%, 7/01/25	4,500,000	5,281,740
Scottsdale IDA Hospital Revenue, Scottsdale Healthcare, Refunding, Series A, 5.00%, 9/01/21	4,000,000	4,374,960
Scottsdale Municipal Property Corp. Excise Tax Revenue,
Refunding, 5.00%, 7/01/26.	2,580,000	3,190,712
Refunding, 5.00%, 7/01/27.	2,000,000	2,456,000
Refunding, 5.00%, 7/01/28.	3,325,000	4,057,564
University Medical Center Corp. Hospital Revenue, Tucson, Pre-Refunded, 6.00%, 7/01/24	2,000,000	2,339,020
		218,341,593
Arkansas 0.1%
Fort Smith Sales and Use Tax Revenue, Refunding and Improvement, 5.00%, 5/01/23	5,000,000	5,974,650
California 9.8%
California State GO,
Refunding, 5.00%, 8/01/21.	20,000,000	20,987,800
Various Purpose, 5.50%, 4/01/21	20,000,000	22,895,600
Various Purpose, 5.25%, 10/01/23	25,050,000	30,397,423
Various Purpose, 5.25%, 10/01/24	9,780,000	11,812,969
Various Purpose, 5.25%, 10/01/25	5,000,000	6,017,700
Various Purpose, Refunding, 5.25%, 9/01/25	15,000,000	18,029,550
Various Purpose, Refunding, 5.00%, 10/01/25	15,000,000	18,143,700
Various Purpose, Refunding, 5.00%, 8/01/30	10,000,000	11,915,900
Various Purpose, XLCA Insured, 5.00%, 11/01/22	4,805,000	5,192,715
California State Health Facilities Financing Authority Revenue,
Providence Health and Services, Series C, 6.00%, 10/01/18	500,000	568,170
Scripps Health, Series A, 5.00%, 10/01/21.	5,000,000	5,553,250
Sutter Health, Refunding, Series B, 5.00%, 8/15/22	4,000,000	4,662,640
Sutter Health, Refunding, Series B, 5.25%, 8/15/23	13,000,000	15,288,130
California State Public Works Board Lease Revenue,
Various Capital Projects, Series A, 5.00%, 10/01/20	2,000,000	2,332,900
Various Capital Projects, Series A, 5.25%, 10/01/22	3,300,000	3,939,210
Various Capital Projects, Series A, 5.25%, 10/01/23	5,365,000	6,374,747
Various Capital Projects, Series A, 5.25%, 10/01/24	3,000,000	3,573,780
Various Capital Projects, Series A, 5.25%, 10/01/25	3,000,000	3,560,970
Various Capital Projects, Series G, Sub Series G-1, 5.25%, 10/01/18	5,605,000	6,264,148
Various Capital Projects, Series G, Sub Series G-1, 5.25%, 10/01/19	10,000,000	11,502,500
Various Capital Projects, Series G, Sub Series G-1, 5.00%, 10/01/21	15,055,000	17,001,762
Various Capital Projects, Series I, 5.00%, 11/01/18	4,000,000	4,454,240
Various Capital Projects, Series I, 5.25%, 11/01/20	5,000,000	5,730,100
California Statewide CDA Revenue,
Enloe Medical Center, Series A, California Mortgage Insured, 5.25%, 8/15/19	1,990,000	2,211,885
Enloe Medical Center, Series A, California Mortgage Insured, 5.375%, 8/15/20	1,650,000	1,842,275
Sutter Health, Refunding, Series A, 5.25%, 8/15/24	4,000,000	4,698,040
El Dorado Irrigation District COP,
Refunding, Series A, Assured Guaranty, 5.00%, 8/01/22	2,610,000	2,924,270
Refunding, Series A, Assured Guaranty, 5.25%, 8/01/23	2,860,000	3,227,539

|17

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Livermore-Amador Valley Water Management Agency Sewer Revenue,
Refunding, 5.00%, 8/01/24.	$5,660,000	$6,554,563
Refunding, 5.00%, 8/01/25.	4,765,000	5,518,108
Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series A, 5.00%, 7/01/26.	11,025,000	13,141,359
Power System, Refunding, Series B, 5.25%, 7/01/24.	17,000,000	19,371,840
Los Angeles Municipal Improvement Corp. Lease Revenue,
Capital Equipment, Refunding, Series A, Assured Guaranty, 5.00%, 4/01/17	3,215,000	3,396,905
Capital Equipment, Refunding, Series A, Assured Guaranty, 5.25%, 4/01/18	2,495,000	2,741,980
Capital Equipment, Refunding, Series A, Assured Guaranty, 5.25%, 4/01/19	3,180,000	3,603,322
Los Angeles USD,
GO, Election of 2004, Series F, FGIC Insured, Pre-Refunded, 5.00%, 7/01/24	6,700,000	6,881,235
GO, Election of 2005, Series F, 5.00%, 7/01/22	5,675,000	6,436,471
Orange County Airport Revenue,
Series B, 5.00%, 7/01/20	3,465,000	3,893,620
Series B, 5.00%, 7/01/21	7,545,000	8,489,559
Riverside Sewer Revenue,
Refunding, Series A, 5.00%, 8/01/34.	10,605,000	12,208,688
Refunding, Series A, 5.00%, 8/01/35.	11,000,000	12,614,140
San Diego Community College District GO, Refunding, 5.00%, 8/01/25	21,370,000	25,437,138
San Francisco City and County COP,
Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/25	4,000,000	4,462,400
Multiple Capital Improvement Projects, Series A, 5.25%, 4/01/26	2,500,000	2,804,900
San Jose RDA Tax Allocation,
Merged Area Redevelopment Project, Refunding, Series D, Assured Guaranty, 5.00%, 8/01/21	10,000,000	10,703,600
Merged Area Redevelopment Project, Refunding, Series D, Assured Guaranty, 5.00%, 8/01/22	10,000,000	10,712,300
Tulare Joint UHSD, GO, Election of 2004, Series A, NATL Insured, 5.00%, 8/01/16	2,870,000	2,908,802
Tuolumne Wind Project Authority Revenue, Tuolumne Co. Project, Series A, 5.25%, 1/01/23	8,000,000	8,937,440
		421,922,283
Colorado 1.4%
Adams County PCR, Public Service Co. of Colorado Project, Refunding, Series A, NATL Insured, 4.375%,
9/01/17.	17,000,000	17,049,810
Denver City and County Airport System Revenue,
Subordinate, Series B, 5.25%, 11/15/26	5,000,000	6,001,700
Subordinate, Series B, 5.25%, 11/15/27	4,250,000	5,070,972
Denver City and County Excise Tax Revenue, Refunding, Series A, AGMC Insured, 5.00%, 9/01/20	10,090,000	11,676,148
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 5.75%, 11/15/18	2,335,000	2,541,718
Regional Transportation District COP, Refunding, Series A, 5.00%, 6/01/26	14,000,000	16,430,680
		58,771,028
Connecticut 1.1%
Connecticut State GO,
Series E, 5.00%, 8/15/25	11,295,000	13,426,705
Series E, 5.00%, 8/15/26	18,585,000	21,948,699
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure Purposes, Series A,
5.00%, 1/01/28	10,000,000	11,577,200
		46,952,604
Florida 7.0%
Broward County Water and Sewer Utility Revenue,
Refunding, Series B, 5.00%, 10/01/24	6,000,000	7,245,360
Refunding, Series B, 5.00%, 10/01/25	6,325,000	7,624,282

|18

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Florida (continued)
Citizens Property Insurance Corp. Revenue,
High-Risk Account, senior secured, Series A-1, 5.00%, 6/01/16	$40,415,000	$41,334,441
High-Risk Account, senior secured, Series A-1, 5.25%, 6/01/17	3,250,000	3,462,420
High-Risk Account, senior secured, Series A-1, 6.00%, 6/01/17	5,000,000	5,382,350
Collier County School Board COP, Master Lease Program, AGMC Insured, Pre-Refunded, 5.00%, 2/15/22 .	5,075,000	5,344,077
Hillsborough County Capacity Assessment Special Assessment Revenue, NATL Insured, Pre-Refunded,
5.00%, 3/01/19	5,000,000	5,058,100
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,214,090
Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding, Series A, 5.00%, 10/01/28	6,000,000	6,891,300
JEA Water and Sewer System Revenue,
Refunding, Series A, 5.00%, 10/01/26	2,985,000	3,597,582
Refunding, Series A, 5.00%, 10/01/27	10,505,000	12,581,523
Refunding, Series A, 5.00%, 10/01/29	2,470,000	2,891,061
Leon County School District Sales Tax Revenue, 5.00%, 9/01/25	6,040,000	7,181,198
Miami-Dade County Aviation Revenue,
Miami International Airport, Refunding, Series A, 4.25%, 10/01/18	6,920,000	7,527,230
Miami International Airport, Refunding, Series A, 4.50%, 10/01/19	4,805,000	5,367,714
Miami International Airport, Refunding, Series A, 5.00%, 10/01/21	5,000,000	5,776,600
Miami International Airport, Refunding, Series A, 5.00%, 10/01/22	5,890,000	6,825,627
Miami International Airport, Refunding, Series A, 5.25%, 10/01/23	4,875,000	5,673,769
Miami-Dade County School Board COP, Master Lease Purchase Agreement, Series A, Assured Guaranty,
5.00%, 2/01/23	12,115,000	13,623,075
Miami-Dade County Transit System Sales Surtax Revenue,
5.00%, 7/01/24	2,250,000	2,650,410
5.00%, 7/01/25	3,000,000	3,505,740
5.00%, 7/01/26	4,000,000	4,629,280
5.00%, 7/01/27	4,000,000	4,595,160
Miami-Dade County Water and Sewer System Revenue, Refunding, Series B, 5.00%, 10/01/27	15,000,000	17,465,100
Orange County School Board COP,
Master Lease Purchase Agreement, Series B, NATL Insured, 5.00%, 8/01/18	5,150,000	5,302,389
Master Lease Purchase Agreement, Series B, NATL Insured, 5.00%, 8/01/19	5,985,000	6,161,677
Orlando Utilities Commission Utility System Revenue,
Refunding, Series A, 5.00%, 10/01/24	2,405,000	2,962,070
Refunding, Series A, 5.00%, 10/01/25	2,000,000	2,494,440
Orlando-Orange County Expressway Authority Revenue,
Refunding, Series B, AGMC Insured, 5.00%, 7/01/23	10,000,000	12,037,200
Refunding, Series B, AGMC Insured, 5.00%, 7/01/24	14,650,000	17,487,265
Palm Beach County School Board COP,
Master Lease Purchase Agreement, Refunding, Series B, 5.00%, 8/01/25.	4,000,000	4,830,560
Master Lease Purchase Agreement, Series E, NATL Insured, Pre-Refunded, 5.00%, 8/01/21	6,060,000	6,485,351
Palm Beach County Solid Waste Authority Revenue, Refunding, 5.00%, 10/01/23.	17,290,000	20,643,914
Palm Beach County Water and Sewer Revenue, Refunding, 5.00%, 10/01/28	1,240,000	1,486,400
Pasco County Solid Waste Disposal and Resource Recovery System Revenue,
Series D, AGMC Insured, Pre-Refunded, 5.00%, 10/01/22	9,490,000	10,407,303
Series D, AGMC Insured, Pre-Refunded, 5.00%, 10/01/24	10,455,000	11,465,580
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated Group,
5.00%, 8/15/19	5,000,000	5,361,750
		300,573,388

|19

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Georgia 1.7%
Atlanta Airport Passenger Facility Charge Revenue,
General, sub. lien, Refunding, Series A, 5.00%, 1/01/27	$7,000,000	$8,283,940
General, sub. lien, Refunding, Series A, 5.00%, 1/01/28	5,100,000	5,994,642
Atlanta Tax Allocation,
Atlantic Station Project, Refunding, Assured Guaranty, 5.25%, 12/01/20	1,500,000	1,622,775
Atlantic Station Project, Refunding, Assured Guaranty, 5.25%, 12/01/21	1,000,000	1,081,650
Atlanta Water and Wastewater Revenue,
Refunding, 5.00%, 11/01/26	5,165,000	6,270,723
Refunding, Series B, AGMC Insured, 5.00%, 11/01/20	8,575,000	9,819,833
Refunding, Series B, AGMC Insured, 5.00%, 11/01/21	9,230,000	10,569,919
Fulton County Development Authority Revenue,
Spelman College, Refunding, 5.00%, 6/01/28.	3,785,000	4,409,828
Spelman College, Refunding, 5.00%, 6/01/29.	4,385,000	5,061,825
Spelman College, Refunding, 5.00%, 6/01/30.	4,805,000	5,504,127
Georgia State Municipal Electric Authority Revenue, Project One, Subordinated, Series B, 5.00%, 1/01/20 .	10,000,000	11,464,700
South Georgia Governmental Services Authority Revenue, Telecommunications/Cable Systems Projects,
NATL Insured, 5.00%, 1/01/16	2,650,000	2,656,440
		72,740,402
Hawaii 0.7%
Hawaii State GO, Series EO, 5.00%, 8/01/28	25,000,000	30,033,500
Illinois 2.8%
Chicago O’Hare International Airport Revenue,
General Airport, third lien, Refunding, Series B, AGMC Insured, 5.00%, 1/01/20.	7,850,000	8,208,274
General Airport, third lien, Series C, Assured Guaranty, 5.25%, 1/01/22	5,215,000	5,959,024
Chicago Transit Authority Capital Grant Receipts Revenue, Federal Transit Administration Section 5307,
Refunding, AGMC Insured, 5.25%, 6/01/25.	6,125,000	6,818,289
Cook County GO, Refunding, Series A, MAC Insured, 5.25%, 11/15/22	12,395,000	13,968,917
Illinois State Finance Authority Revenue,
Northwestern University, 5.00%, 12/01/28	1,675,000	2,105,341
Rush University Medical Center Obligated Group, Series A, Pre-Refunded, 6.75%, 11/01/24	5,000,000	5,818,100
Illinois State GO,
MAC Insured, 5.00%, 2/01/26.	5,650,000	6,225,791
Refunding, AGMC Insured, 5.00%, 1/01/19	12,000,000	13,050,480
Series A, AGMC Insured, 5.00%, 4/01/25	18,000,000	19,865,700
Illinois State Sales Tax Revenue, Build Illinois, Junior Obligation, Refunding, 5.00%, 6/15/26	14,000,000	16,088,940
Metropolitan Pier and Exposition Authority Revenue,
McCormick Place Expansion Project, Refunding, Series B, 5.00%, 12/15/22	7,000,000	7,826,270
McCormick Place Expansion Project, Refunding, Series B, 5.00%, 6/15/23	3,400,000	3,839,416
McCormick Place Expansion Project, Series B, Pre-Refunded, 5.00%, 6/15/23	600,000	724,416
Southwestern Illinois Development Authority Revenue, Local Government Program, Edwardsville
Community Unit School District No. 7 Project, AGMC Insured, 5.00%, 12/01/19	11,005,000	11,804,073
		122,303,031
Kansas 0.2%
Kansas State Department of Transportation Highway Revenue, Refunding, Series A, 5.00%, 9/01/28	8,000,000	9,638,560
Kentucky 0.7%
Kentucky Asset/Liability Commission Agency Fund Revenue, Project Notes, Federal Highway Trust, First
Series A, 5.00%, 9/01/20	6,000,000	6,886,860
Kentucky State Property and Buildings Commission Revenues,
Project No. 87, NATL Insured, Pre-Refunded, 5.00%, 3/01/23	10,805,000	11,399,059
Project No. 87, Refunding, NATL Insured, 5.00%, 3/01/23	195,000	204,844

|20

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Kentucky (continued)
Kentucky State Turnpike Authority Economic Development Road Revenue,
Revitalization Projects, Refunding, Series B, 5.00%, 7/01/26	$2,570,000	$3,158,530
Revitalization Projects, Series A, 5.00%, 7/01/22	1,000,000	1,136,820
Louisville and Jefferson County Metropolitan Sewer District Revenue, Sewer and Drainage System,
Refunding, Series A, 5.00%, 5/15/24	7,000,000	8,280,160
		31,066,273
Louisiana 1.8%
Jefferson Sales Tax District Special Sales Tax Revenue, Parish of Jefferson, Refunding, Series B, Assured
Guaranty, 5.00%, 12/01/21	15,000,000	17,021,850
Lafayette Communications System Revenue,
Refunding, AGMC Insured, 5.00%, 11/01/25	2,400,000	2,863,320
Refunding, AGMC Insured, 5.00%, 11/01/27	3,500,000	4,106,060
Refunding, AGMC Insured, 5.00%, 11/01/29	4,685,000	5,413,517
Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B, AMBAC Insured,
Pre-Refunded, 5.00%, 6/01/19	20,000,000	20,460,000
Louisiana State GO, Refunding, Series C, 5.00%, 8/01/25	10,000,000	12,048,100
New Orleans Aviation Board Revenue, Restructuring GARB, Refunding, Series A-1, Assured Guaranty,
6.00%, 1/01/23	2,000,000	2,276,160
New Orleans GO, Public Improvement, Series A, Assured Guaranty, 5.00%, 12/01/25.	7,915,000	8,538,623
Orleans Parish Parishwide School District GO, Refunding, AGMC Insured, 5.00%, 9/01/18	5,000,000	5,504,200
		78,231,830
Maryland 0.7%
Anne Arundel County GO, Consolidated General Improvements, Refunding, 5.00%, 4/01/29	7,495,000	9,058,982
Baltimore Revenue,
Wastewater Projects, Refunding, Series D, 5.00%, 7/01/28	2,790,000	3,353,273
Wastewater Projects, Refunding, Series D, 5.00%, 7/01/29	5,835,000	6,960,747
Maryland State EDC Student Housing Revenue,
University of Maryland College Park Projects, Refunding, Assured Guaranty, 5.00%, 6/01/19	1,445,000	1,475,475
University of Maryland College Park Projects, Refunding, Assured Guaranty, 5.00%, 6/01/20	1,000,000	1,021,040
Maryland State Health and Higher Educational Facilities Authority Revenue,
Peninsula Regional Medical Center Issue, Pre-Refunded, 5.00%, 7/01/18	1,600,000	1,642,528
Peninsula Regional Medical Center Issue, Pre-Refunded, 5.00%, 7/01/19	1,430,000	1,468,009
Peninsula Regional Medical Center Issue, Pre-Refunded, 5.00%, 7/01/20	1,000,000	1,026,580
Washington County Hospital Issue, Pre-Refunded, 5.25%, 1/01/22	1,000,000	1,090,420
Washington County Hospital Issue, Pre-Refunded, 5.25%, 1/01/23	1,250,000	1,363,025
Western Maryland Health System Issue, Series A, NATL Insured, Pre-Refunded, 5.00%, 1/01/19	2,920,000	2,995,015
		31,455,094
Massachusetts 2.3%
Massachusetts State Department of Transportation Metropolitan Highway System Revenue,
Commonwealth Contract Assistance Secured, Subordinated, Series B, 5.00%, 1/01/20	5,000,000	5,723,800
Senior, Refunding, Series B, 5.00%, 1/01/17	5,000,000	5,234,850
Senior, Refunding, Series B, 5.00%, 1/01/18	5,000,000	5,417,750
Massachusetts State GO,
Refunding, Series A, 5.00%, 7/01/28.	7,500,000	9,173,925
Refunding, Series A, 5.00%, 7/01/29.	6,000,000	7,276,140
Massachusetts State Health and Educational Facilities Authority Revenue, CareGroup Issue, Capital Asset
Program, Series B-2, NATL Insured, 5.375%, 2/01/26	1,720,000	1,892,241

|21

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Massachusetts (continued)
Massachusetts State School Building Authority Dedicated Sales Tax Revenue,
Senior, Refunding, Series A, 5.00%, 8/15/25	$10,975,000	$13,182,072
Senior, Refunding, Series A, 5.00%, 8/15/26	7,000,000	8,383,270
Senior, Refunding, Series B, 5.00%, 8/15/27	6,000,000	7,177,320
Massachusetts State Water Pollution Abatement Trust Revenue,
State Revolving Fund, Refunding, 5.00%, 8/01/26	10,650,000	13,458,192
State Revolving Fund, Series 17, Sub Series 17A, 5.00%, 2/01/24	9,380,000	11,388,070
State Revolving Fund, Series 17, Sub Series 17A, 5.00%, 2/01/25	9,750,000	11,793,503
		100,101,133
Michigan 2.7%
Detroit GO,
Distributable State Aid, 5.00%, 11/01/19	6,775,000	7,305,144
Distributable State Aid, 5.00%, 11/01/20	6,000,000	6,567,000
Michigan State Finance Authority Revenue,
School District of the City of Detroit, Refunding, 5.25%, 6/01/17.	3,140,000	3,299,983
School District of the City of Detroit, Refunding, 5.50%, 6/01/21.	5,750,000	6,147,095
State Revolving Fund, Clean Water, 5.00%, 10/01/24	5,000,000	6,048,550
State Revolving Fund, Clean Water, Subordinate, Refunding, 5.00%, 10/01/24.	7,000,000	8,417,990
Michigan State GO, School Loan, Refunding, Series A, 5.25%, 11/01/22	10,000,000	11,268,600
Michigan State HDA, SFMR, Series A, 5.00%, 12/01/19	410,000	417,729
Michigan State Hospital Finance Authority Revenue,
Trinity Health Credit Group, Mandatory Put 12/01/17, Refunding, Series A, 6.00%, 12/01/34	10,000,000	10,999,600
Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/24	8,000,000	9,348,720
Michigan State Revenue, Grant Anticipation Bonds, AGMC Insured, 5.25%, 9/15/20	7,500,000	8,061,900
Michigan State Strategic Fund Limited Obligation Revenue,
The Detroit Edison Co. Exempt Facilities Project, Mandatory Put 8/01/16, Refunding, Series ET, Sub
Series ET-2, 5.50%, 8/01/29	7,000,000	7,193,270
Michigan House of Representatives Facilities, Series A, Assured Guaranty, 5.25%, 10/15/22.	4,000,000	4,458,720
Michigan House of Representatives Facilities, Series A, Assured Guaranty, 5.25%, 10/15/23.	1,000,000	1,114,380
South Lyon Community Schools GO, Refunding, NATL Insured, 5.00%, 5/01/16	3,040,000	3,097,122
Wayne State University Revenue,
Refunding, Series A, 5.00%, 11/15/18	4,265,000	4,729,416
Refunding, Series A, 5.00%, 11/15/19	5,210,000	5,919,654
Refunding, Series A, 5.00%, 11/15/20	5,255,000	5,964,267
Wyandotte Electric System Revenue, Series A, Assured Guaranty, ETM, 5.00%, 10/01/17.	3,955,000	4,260,286
		114,619,426
Minnesota 0.4%
Minnesota Agricultural and Economic Development Board Revenue,
Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.00%,
2/15/21	4,165,000	4,716,155
Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.00%,
2/15/22	5,570,000	6,297,386
Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.25%,
2/15/23	5,000,000	5,692,450
		16,705,991

|22

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Missouri 0.8%
Hannibal IDA Health Facilities Revenue, Hannibal Regional Hospital, Refunding, 5.00%, 3/01/19	$1,675,000	$1,690,192
Missouri State Joint Municipal Electric Utility Commission Power Project Revenue,
Plum Point Project, NATL Insured, Pre-Refunded, 5.00%, 1/01/17	1,500,000	1,505,610
Plum Point Project, NATL Insured, Pre-Refunded, 5.00%, 1/01/19	1,000,000	1,003,740
Plum Point Project, Refunding, 5.00%, 1/01/27.	3,250,000	3,802,532
Plum Point Project, Refunding, 5.00%, 1/01/28.	4,500,000	5,229,855
Plum Point Project, Refunding, 5.00%, 1/01/29.	4,045,000	4,655,876
Springfield Public Utility Revenue, NATL Insured, Pre-Refunded, 4.50%, 8/01/21	15,245,000	15,663,323
		33,551,128
Nevada 1.2%
Clark County Airport Revenue,
System, sub. lien, Series C, AGMC Insured, 5.00%, 7/01/22	5,000,000	5,601,750
System, sub. lien, Series C, AGMC Insured, 5.00%, 7/01/23	15,000,000	16,771,950
Clark County School District GO, Refunding, Series A, NATL Insured, 4.50%, 6/15/19.	5,000,000	5,415,750
Clark County Water Reclamation District GO,
Series A, 5.25%, 7/01/21	3,435,000	3,927,236
Series A, 5.25%, 7/01/22	3,120,000	3,565,910
Series B, 5.25%, 7/01/21	3,430,000	3,921,519
Series B, 5.25%, 7/01/22	3,615,000	4,131,656
Washoe County School District GO, Refunding, Series A, 5.00%, 6/01/25	6,130,000	7,171,548
		50,507,319
New Hampshire 0.2%
Manchester GARB, Series A, AGMC Insured, 5.00%, 1/01/25	7,930,000	8,950,591
New Jersey 6.2%
Hudson County Improvement Authority Facility Lease Revenue,
Hudson County Lease Project, Refunding, AGMC Insured, 5.375%, 10/01/22	5,220,000	6,163,619
Hudson County Lease Project, Refunding, AGMC Insured, 5.375%, 10/01/23	5,375,000	6,441,884
Hudson County Lease Project, Refunding, AGMC Insured, 5.375%, 10/01/24	2,050,000	2,494,256
New Jersey EDA Revenue, School Facilities Construction, Refunding, Series EE, 5.25%, 9/01/24	12,210,000	12,984,236
New Jersey Health Care Facilities Financing Authority Revenue,
Barnabas Health Issue, Refunding, Series A, 5.00%, 7/01/20.	10,000,000	11,320,000
Barnabas Health Issue, Refunding, Series A, 5.00%, 7/01/21.	20,535,000	23,618,741
New Jersey State COP,
Equipment Lease Purchase Agreement, Series A, 5.25%, 6/15/22	10,000,000	10,839,700
Equipment Lease Purchase Agreement, Series A, 5.25%, 6/15/23	17,945,000	19,389,034
Equipment Lease Purchase Agreement, Series A, AMBAC Insured, 5.00%, 6/15/17	5,000,000	5,015,700
New Jersey State Educational Facilities Authority Revenue, Kean University Issue, Refunding, Series A,
5.00%, 9/01/21	6,000,000	6,740,760
New Jersey State Higher Education Assistance Authority Student Loan Revenue,
Refunding, Series 1A, 5.00%, 12/01/17	3,250,000	3,474,023
Refunding, Series 1A, 5.25%, 12/01/19	2,500,000	2,789,550
Refunding, Series 1A, 4.75%, 12/01/21	5,510,000	5,978,515
Refunding, Series 1A, 4.75%, 12/01/22	7,320,000	7,890,374
Series A, 5.375%, 6/01/24	12,725,000	13,875,085
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, AGMC Insured, 5.00%, 6/15/26.	26,650,000	29,096,470
Transportation System, Refunding, Series A, 5.50%, 12/15/22	25,000,000	27,928,000
Transportation System, Refunding, Series A, Assured Guaranty, 5.50%, 12/15/22	11,465,000	13,191,744
New Jersey State Turnpike Authority Turnpike Revenue,
Series H, 5.00%, 1/01/20	10,000,000	11,128,700
Series H, 5.00%, 1/01/21	20,000,000	22,167,600

|23

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New Jersey (continued)
Rutgers State University GO,
Refunding, Series J, 5.00%, 5/01/26	$5,000,000	$5,971,350
Refunding, Series J, 5.00%, 5/01/27	10,830,000	12,811,782
Series L, 5.00%, 5/01/27	5,270,000	6,234,357
		267,545,480
New York 10.5%
Erie County IDA School Facility Revenue,
City School District of the City of Buffalo Project, Refunding, Series A, 5.00%, 5/01/23	6,235,000	7,458,743
City School District of the City of Buffalo Project, Refunding, Series A, 5.00%, 5/01/24	8,000,000	9,538,080
City School District of the City of Buffalo Project, Series A, 5.00%, 5/01/22	14,840,000	16,681,941
City School District of the City of Buffalo Project, Series A, AGMC Insured, Pre-Refunded, 5.75%,
5/01/22	5,000,000	5,593,650
Long Island Power Authority Electric System Revenue,
General, Refunding, Series B, 5.00%, 9/01/26	5,000,000	5,747,750
General, Refunding, Series E, NATL Insured, 5.00%, 12/01/18.	8,500,000	8,863,290
General, Series A, NATL Insured, Pre-Refunded, 5.00%, 12/01/19	7,000,000	7,162,050
MTA Revenue,
Transportation, Refunding, Series F, 5.00%, 11/15/26	25,000,000	29,523,500
Transportation, Series A, 5.00%, 11/15/27	3,500,000	4,125,205
Transportation, Series A, AGMC Insured, 5.00%, 11/15/20	5,000,000	5,398,400
Transportation, Series A, AGMC Insured, 5.50%, 11/15/20	4,365,000	5,220,278
Transportation, Series C, 5.00%, 11/15/16	1,150,000	1,199,209
Transportation, Series C, 5.75%, 11/15/18	9,495,000	10,320,780
Nassau County Local Economic Assistance and FICO Revenue, Catholic Health Services of Long Island
Obligated Group Project, Refunding, 5.00%, 7/01/21	9,000,000	10,382,220
New York City GO,
Fiscal 2008, Refunding, Series G, 5.00%, 8/01/21	7,000,000	7,494,970
Fiscal 2008, Series D, 5.00%, 12/01/21	5,000,000	5,416,750
Fiscal 2013, Refunding, Series D, 5.00%, 8/01/27.	10,000,000	11,787,400
Fiscal 2013, Series I, 5.00%, 8/01/24	10,200,000	12,347,100
Fiscal 2014, Refunding, Series G, 5.00%, 8/01/22	8,000,000	9,627,840
Fiscal 2014, Refunding, Series G, 5.00%, 8/01/23	6,860,000	8,325,776
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/25	2,000,000	2,443,700
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/26	10,000,000	12,099,100
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/27	7,500,000	9,012,900
Series F, 4.75%, 1/15/16	5,000	5,020
Series J, Sub Series J-1, AGMC Insured, 5.00%, 6/01/20	35,000	35,803
Series J, Sub Series J-1, AGMC Insured, Pre-Refunded, 5.00%, 6/01/20	9,965,000	10,195,690
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2009, Series S-3, 5.00%, 1/15/23	5,000,000	5,590,900
Fiscal 2009, Series S-4, 5.00%, 1/15/21	4,665,000	5,228,485
New York City Transitional Finance Authority Revenue,
Future Tax Secured, Fiscal 2003, Subordinate, Refunding, Sub Series A-1, 5.00%, 11/01/23.	11,500,000	13,597,140
Future Tax Secured, Fiscal 2011, sub. bond, Series C, 5.00%, 11/01/23	12,805,000	14,919,106
Future Tax Secured, Fiscal 2012, sub. bond, Series C, 5.00%, 11/01/24	7,620,000	9,080,373
Future Tax Secured, Fiscal 2014, sub. bond, Series D, Sub Series D-1, 5.00%, 2/01/27	8,740,000	10,393,433
Future Tax Secured, Fiscal 2014, sub. bond, Series D, Sub Series D-1, 5.00%, 2/01/28	5,000,000	5,897,250

|24

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
		Principal
		Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues,
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series A,
5.00%, 5/01/29		$10,000,000	$11,673,700
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty, 5.00%,
10/01/24		5,000,000	5,690,550
State Supported Debt, City University System, Consolidated Fifth General Resolution, Series A, NATL
Insured, 5.50%, 7/01/23		7,915,000	9,866,364
State Supported Debt, Mental Health Services Facilities Improvement, Refunding, Series A-1, 5.50%,
2/15/18		10,000,000	11,008,900
State Supported Debt, Mental Health Services Facilities Improvement, Refunding, Series A-1, 5.00%,
2/15/19		3,245,000	3,649,457
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%,
5/15/24		7,000,000	8,344,140
New York State Dormitory Authority State Personal Income Tax Revenue,
General Purpose, Refunding, Series A, 5.00%, 12/15/27		10,000,000	11,843,900
General Purpose, Refunding, Series A, 5.00%, 3/15/28		7,185,000	8,724,386
General Purpose, Refunding, Series E, 5.00%, 2/15/28		10,000,000	12,134,500
General Purpose, Refunding, Series E, 5.00%, 2/15/30		5,000,000	5,890,950
New York State Local Government Assistance Corp. Revenue, sub. lien, Refunding, Series B, 5.00%,
4/01/21	.	12,000,000	13,955,880
New York State Thruway Authority General Revenue,
Refunding, Series H, NATL Insured, 5.00%, 1/01/22		10,000,000	10,826,900
Series I, 5.00%, 1/01/26		10,000,000	11,746,200
New York State Thruway Authority Revenue, Local Highway and Bridge Service Contract, Refunding,
5.00%, 4/01/19		9,570,000	10,796,204
New York State Urban Development Corp. Revenue,
Service Contract, Refunding, Series A, Sub Series A-1, 5.00%, 1/01/20		6,500,000	7,463,235
State Personal Income Tax, General Purpose, Series D, 5.00%, 3/15/24		10,000,000	12,053,700
Rockland County Solid Waste Management Authority Revenue, Refunding, Series A, Assured Guaranty,
5.375%, 12/15/18		4,580,000	4,945,576
Suffolk County EDC Revenue, Catholic Health Services of Long Island Obligated Group Project,
Refunding, 5.00%, 7/01/22		10,000,000	11,299,400
			452,627,774
North Carolina 1.5%
Buncombe County Limited Obligation Revenue, Series A, 5.00%, 6/01/28		5,000,000	5,917,700
Charlotte Water and Sewer System Revenue, Refunding, 5.00%, 7/01/27		10,000,000	12,406,000
The Charlotte-Mecklenburg Hospital Authority Health Care Revenue, Carolinas HealthCare System, Series
A, AGMC Insured, 5.00%, 1/15/22		10,000,000	10,464,700
North Carolina Eastern Municipal Power Agency Power System Revenue,
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 1/01/19		15,000,000	16,372,650
Series A, ETM, 5.00%, 1/01/21		10,000,000	11,796,100
Series C, Assured Guaranty, ETM, 6.00%, 1/01/19		1,795,000	1,934,633
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Series A, Pre-Refunded, 5.25%,
1/01/20	.	4,500,000	4,911,795
Oak Island Enterprise System Revenue, Assured Guaranty, Pre-Refunded, 5.50%, 6/01/23		1,735,000	1,999,223
			65,802,801
Ohio 6.3%
Akron Income Tax Revenue,
Community Learning Centers, Refunding, Series A, 5.00%, 12/01/24		5,265,000	6,254,241
Community Learning Centers, Refunding, Series A, 5.00%, 12/01/25		6,645,000	7,866,750
Community Learning Centers, Refunding, Series A, 5.00%, 12/01/26		8,240,000	9,711,005

|25

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
American Municipal Power-Ohio Inc. Revenue,
Prairie State Energy Campus Project, Refunding, Series A, 5.25%, 2/15/20.	$355,000	$387,092
Prairie State Energy Campus Project, Refunding, Series A, 5.25%, 2/15/21.	645,000	703,456
Prairie State Energy Campus Project, Series A, Pre-Refunded, 5.25%, 2/15/20	5,645,000	6,191,662
Prairie State Energy Campus Project, Series A, Pre-Refunded, 5.25%, 2/15/21	10,855,000	11,906,198
Cincinnati GO,
Various Purpose, Improvement and Refunding, Series A, 5.00%, 12/01/24	1,270,000	1,490,828
Various Purpose, Improvement and Refunding, Series A, 5.00%, 12/01/25	2,000,000	2,338,500
Various Purpose, Improvement and Refunding, Series A, 5.00%, 12/01/27	2,000,000	2,325,340
Various Purpose, Improvement and Refunding, Series A, 5.00%, 12/01/28	2,350,000	2,709,291
Cleveland Airport System Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 1/01/25	5,000,000	5,715,800
Refunding, Series A, AGMC Insured, 5.00%, 1/01/26	5,000,000	5,670,500
Cleveland Water Revenue,
second lien, Refunding, Series A, 5.00%, 1/01/25	2,500,000	2,927,175
second lien, Refunding, Series A, 5.00%, 1/01/26	2,000,000	2,325,580
Cuyahoga County EDR,
Recovery Zone Facility, Medical Mart/Convention Center Project, Series F, 5.00%, 12/01/20	7,000,000	8,079,820
Recovery Zone Facility, Medical Mart/Convention Center Project, Series F, 5.00%, 12/01/21	7,300,000	8,505,887
Hamilton City School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/24	5,000,000	5,319,850
Hamilton County Sewer System Revenue,
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%,
12/01/24	2,500,000	3,045,375
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%,
12/01/25	2,400,000	2,911,728
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%,
12/01/26	4,000,000	4,810,440
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%,
12/01/27	5,000,000	5,976,650
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%,
12/01/28	3,000,000	3,557,130
Kent State University Revenues,
General Receipts, Series A, 5.00%, 5/01/23.	1,200,000	1,420,344
General Receipts, Series A, 5.00%, 5/01/24.	1,500,000	1,760,610
General Receipts, Series A, 5.00%, 5/01/25.	1,500,000	1,748,850
General Receipts, Series A, 5.00%, 5/01/26.	1,600,000	1,850,944
Lakewood City School District GO, School Improvement, Refunding, AGMC Insured, 4.50%, 12/01/22	2,900,000	3,114,890
Mason City School District GO, School Improvement, Refunding, NATL Insured, 5.00%, 12/01/15	2,670,000	2,670,000
Nordonia Hills City School District GO, School Improvement, NATL Insured, Pre-Refunded, 4.50%,
12/01/21	2,360,000	2,453,999
Ohio State Building Authority Revenue, State Facilities, Administrative Building Fund Projects, Refunding,
Series C, 5.00%, 10/01/22	5,780,000	6,712,776
Ohio State GO,
Higher Education, Refunding, Series A, 5.00%, 2/01/24	8,585,000	10,225,250
Higher Education, Refunding, Series A, 5.00%, 2/01/25	7,000,000	8,291,430
Highway Capital Improvements, Full Faith and Credit/Highway User Receipts, Series R, 5.00%,
5/01/26	11,000,000	13,400,200
Highway Capital Improvements, Full Faith and Credit/Highway User Receipts, Series R, 5.00%,
5/01/27	5,000,000	6,039,700
Highway Capital Improvements, Full Faith and Credit/Highway User Receipts, Series R, 5.00%,
5/01/28	9,100,000	10,915,177
Ohio State Turnpike Commission Turnpike Revenue, Refunding, Series A, NATL Insured, 5.50%, 2/15/24	10,000,000	12,233,500

|26

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
Toledo City School District GO,
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/24	$2,920,000	$3,447,352
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/25	4,125,000	4,840,770
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/26	4,340,000	5,062,567
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/27	4,565,000	5,302,704
Toledo Water System Revenue,
Improvement and Refunding, 5.00%, 11/15/25	4,000,000	4,774,800
Improvement and Refunding, 5.00%, 11/15/26	6,140,000	7,278,233
Improvement and Refunding, 5.00%, 11/15/27	6,450,000	7,626,351
Improvement and Refunding, 5.00%, 11/15/28	6,570,000	7,728,882
University of Cincinnati General Receipts Revenue,
Series C, 5.00%, 6/01/25	3,010,000	3,557,880
Series C, Assured Guaranty, 5.00%, 6/01/21	11,810,000	13,575,123
Series C, Assured Guaranty, 5.00%, 6/01/22	11,675,000	13,434,773
Youngstown GO, AMBAC Insured, 6.125%, 12/01/15.	285,000	285,000
		270,482,403
Oregon 1.8%
Deschutes County Hospital Facility Authority Hospital Revenue, Cascade Healthcare Community Inc.,
Pre-Refunded, 7.375%, 1/01/23	2,000,000	2,386,140
Oregon State Department of Administrative Services COP, Series A, NATL Insured, Pre-Refunded, 5.00%,
11/01/19	2,340,000	2,439,099
Oregon State Department of Transportation Highway User Tax Revenue,
senior lien, Refunding, Series A, 5.00%, 11/15/25.	10,000,000	12,030,900
senior lien, Refunding, Series A, 5.00%, 11/15/27.	13,000,000	15,906,930
senior lien, Refunding, Series A, 5.00%, 11/15/28.	3,500,000	4,257,260
senior lien, Series A, Pre-Refunded, 5.00%, 11/15/22	5,840,000	6,611,055
Portland Sewer System Revenue,
second lien, Series B, NATL Insured, Pre-Refunded, 5.00%, 6/15/18	3,135,000	3,212,779
second lien, Series B, NATL Insured, Pre-Refunded, 5.00%, 6/15/19	3,290,000	3,371,625
Portland Water System Revenue, second lien, Refunding, Series A, 5.00%, 10/01/25	5,000,000	6,017,550
Washington County School District No. 48J Beaverton GO,
5.00%, 6/15/27	5,000,000	6,062,100
5.00%, 6/15/28	5,000,000	6,023,350
5.00%, 6/15/29	7,500,000	8,970,975
		77,289,763
Pennsylvania 4.4%
Allegheny County Hospital Development Authority Revenue,
University of Pittsburgh Medical Center, Series A, 5.00%, 5/15/19	9,000,000	10,132,830
University of Pittsburgh Medical Center, Series A, 5.00%, 5/15/20	7,500,000	8,639,850
Commonwealth Financing Authority Revenue,
Series C-1, AGMC Insured, 5.00%, 6/01/22	4,130,000	4,709,646
Series C-1, AGMC Insured, 5.00%, 6/01/23	4,345,000	4,956,819
Lancaster County Solid Waste Management Authority Solid Waste Disposal System Revenue,
Series A, 5.25%, 12/15/25	5,345,000	6,421,643
Series A, 5.25%, 12/15/26	5,835,000	6,949,485
Pennsylvania State GO, Second Series, 5.00%, 10/15/26	13,375,000	15,854,056
Pennsylvania State Turnpike Commission Turnpike Revenue,
Series B, 5.00%, 12/01/19	32,230,000	36,628,106
Series E, 5.00%, 12/01/24	5,000,000	5,818,850
Series E, 5.00%, 12/01/25	10,000,000	11,619,300
Subordinate, Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.00%, 6/01/23	10,000,000	11,189,200

|27

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
Pennsylvania State Turnpike Commission Turnpike Revenue, (continued)
Subordinate, Series A, Assured Guaranty, 5.00%, 6/01/22	$6,070,000	$6,788,445
Philadelphia GO, Refunding, Series A, Assured Guaranty, 5.25%, 8/01/22	20,000,000	22,746,000
Philadelphia Municipal Authority Lease Revenue, 6.00%, 4/01/22	7,065,000	8,083,137
Philadelphia Water and Wastewater Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 6/15/17	10,000,000	10,638,800
Refunding, Series A, AGMC Insured, 5.00%, 6/15/18	5,000,000	5,487,150
Refunding, Series A, AGMC Insured, 5.00%, 6/15/19	5,000,000	5,640,550
Series A, 5.00%, 1/01/20	1,210,000	1,345,024
Series A, 5.25%, 1/01/21	3,655,000	4,089,141
Series A, 5.25%, 1/01/22	2,330,000	2,600,024
		190,338,056
South Carolina 1.4%
Anderson Water and Sewer System Revenue,
Refunding, AGMC Insured, 5.00%, 7/01/22	2,555,000	3,032,121
Refunding, AGMC Insured, 5.00%, 7/01/23	2,695,000	3,187,322
Refunding, AGMC Insured, 5.00%, 7/01/24	2,825,000	3,327,737
Refunding, AGMC Insured, 5.00%, 7/01/25	2,965,000	3,476,729
Berkeley County Utility Revenue,
Combined Utility System, Refunding, 5.00%, 6/01/25	3,665,000	4,353,727
Combined Utility System, Refunding, 5.00%, 6/01/26	1,700,000	1,998,979
SCAGO Educational Facilities Corp. for Pickens School District Revenue, Installment Purchase, School
District of Pickens County Project, AGMC Insured, Pre-Refunded, 5.00%, 12/01/18	5,000,000	5,221,400
South Carolina Jobs EDA Hospital Revenue, Palmetto Health, Refunding and Improvement, 5.375%,
8/01/22.	6,000,000	6,646,320
South Carolina State Transportation Infrastructure Bank Revenue,
Refunding, Series B, AGMC Insured, 5.00%, 10/01/25	12,935,000	15,147,532
Refunding, Series B, AGMC Insured, 5.00%, 10/01/26	13,440,000	15,683,405
		62,075,272
Tennessee 0.9%
Memphis GO, General Improvement, Refunding, Series A, 5.00%, 4/01/22	15,805,000	18,973,586
Metropolitan Government of Nashville and Davidson County GO, Improvement, Refunding, Series A,
5.00%, 1/01/26	5,000,000	5,985,300
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue,
Refunding, 5.00%, 7/01/26.	1,675,000	1,992,949
Refunding, 5.00%, 7/01/27.	1,800,000	2,138,922
Tennessee State School Bond Authority Revenue, Higher Educational Facilities, Second Program,
Refunding, Series B, 5.00%, 11/01/28	8,180,000	9,997,432
		39,088,189
Texas 9.4%
Austin Water and Wastewater System Revenue,
Travis Williamson and Hays Counties, Refunding, 5.00%, 11/15/26.	4,835,000	5,757,953
Travis Williamson and Hays Counties, Refunding, 5.00%, 11/15/27.	4,000,000	4,755,000
Travis Williamson and Hays Counties, Refunding, Series A, 5.00%, 11/15/28	5,000,000	5,926,900
Board of Regents of the University of Houston System Revenue, Consolidated, Refunding, Series A,
5.00%, 2/15/27	5,000,000	5,785,350
Clear Creek ISD,
GO, Refunding, Series A, 5.00%, 2/15/25	11,370,000	13,371,120
GO, Refunding, Series A, 5.00%, 2/15/26	12,060,000	14,128,772

|28

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Texas (continued)
Dallas County Utility and Reclamation District GO,
Refunding, Series A, AMBAC Insured, 5.15%, 2/15/21	$3,025,000	$3,175,070
Refunding, Series B, AMBAC Insured, 5.15%, 2/15/21	8,025,000	8,423,120
Dallas Waterworks and Sewer System Revenue,
AMBAC Insured, Pre-Refunded, 4.50%, 10/01/19	2,805,000	2,996,105
Refunding, AMBAC Insured, 4.50%, 10/01/19	7,195,000	7,653,969
Dallas/Fort Worth International Airport Revenue,
Joint, Refunding, Series A, 5.00%, 11/01/23.	1,500,000	1,562,550
Joint, Refunding, Series A, 5.00%, 11/01/24.	1,000,000	1,041,700
Joint, Refunding, Series D, 5.25%, 11/01/27.	5,000,000	6,017,100
Joint, Refunding, Series D, 5.25%, 11/01/28.	2,100,000	2,510,487
El Paso ISD,
GO, Refunding, PSF Guarantee, 5.00%, 8/15/27	5,460,000	6,568,489
GO, Refunding, PSF Guarantee, 5.00%, 8/15/28	2,500,000	2,988,025
Fort Worth GO,
General Purpose, Refunding and Improvement, 5.00%, 3/01/25	6,000,000	7,063,080
General Purpose, Refunding and Improvement, 5.00%, 3/01/26	6,790,000	7,962,565
Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured, 5.00%, 2/15/22	4,165,000	4,362,130
Harris County MTA Sales and Use Tax Revenue,
Contractual Obligations, 5.00%, 11/01/26	2,000,000	2,414,900
Contractual Obligations, 5.00%, 11/01/27	2,000,000	2,395,400
Contractual Obligations, 5.00%, 11/01/28	2,000,000	2,384,820
Houston GO, Public Improvement, Refunding, Series A, 5.00%, 3/01/22	10,000,000	11,487,200
Houston Utility System Revenue,
Combined, first lien, Refunding, Series C, 5.00%, 5/15/24	5,000,000	6,121,600
Combined, first lien, Refunding, Series C, 5.00%, 5/15/26	19,690,000	23,734,523
Lower Colorado River Authority Transmission Contract Revenue,
LCRA Transmission Services Corp. Project, Refunding, Series A, 5.00%, 5/15/24	6,000,000	6,928,320
LCRA Transmission Services Corp. Project, Refunding, Series B, 5.00%, 5/15/24.	10,620,000	12,263,126
North Texas Tollway Authority Revenue, Special Projects System, Series D, 5.00%, 9/01/24	12,000,000	14,151,000
Northwest ISD,
GO, Refunding, Series A, PSF Guarantee, 5.00%, 2/15/28	4,815,000	5,838,380
GO, Refunding, Series A, PSF Guarantee, 5.00%, 2/15/29	7,015,000	8,448,165
Sabine River Authority PCR, Southwestern Electric Power Co. Project, Refunding, NATL Insured, 4.95%,
3/01/18.	15,000,000	16,030,950
San Angelo ISD, GO, Refunding, Series A, PSF Guarantee, 5.00%, 2/15/28	5,220,000	6,198,959
San Antonio Electric and Gas Systems Revenue,
Refunding, 5.25%, 2/01/25.	27,000,000	33,874,470
Refunding, 5.00%, 2/01/27.	10,415,000	12,822,427
San Antonio Water System Revenue,
junior lien, Refunding, Series A, 5.00%, 5/15/24	1,500,000	1,825,530
junior lien, Refunding, Series A, 5.00%, 5/15/26	2,200,000	2,641,694
junior lien, Refunding, Series A, 5.00%, 5/15/28	2,000,000	2,391,880
junior lien, Refunding, Series A, 5.00%, 5/15/29	1,000,000	1,190,330
Texas State Transportation Commission Revenue,
first tier, Refunding, Series A, 5.00%, 4/01/23	20,000,000	24,390,000
first tier, Refunding, Series A, 5.00%, 4/01/24	20,000,000	24,632,800
first tier, Refunding, Series A, 5.00%, 4/01/25	20,000,000	24,409,600

|29

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Texas (continued)
Tyler Health Facilities Development Corp. Hospital Revenue,
East Texas Medical Center Regional Healthcare System Project, Refunding and Improvement, Series
A, 5.25%, 11/01/22	$5,000,000	$5,308,950
East Texas Medical Center Regional Healthcare System Project, Refunding and Improvement, Series
A, 5.25%, 11/01/23	5,000,000	5,305,050
University of Texas Permanent University Fund Revenue, Series B, 5.00%, 7/01/27	10,000,000	12,056,200
Williamson County GO,
Refunding, 5.00%, 2/15/23.	6,235,000	7,452,883
Refunding, 5.00%, 2/15/25.	13,780,000	16,355,620
		405,104,262
Utah 0.5%
Utah State Board of Regents Student Loan Revenue,
Refunding, Series EE-2, 5.00%, 11/01/20	9,000,000	10,409,670
Refunding, Series EE-2, 5.00%, 11/01/21	9,000,000	10,388,970
		20,798,640
Virginia 3.4%
Norfolk Water Revenue,
Refunding, 5.00%, 11/01/24	6,145,000	7,285,574
Refunding, 5.00%, 11/01/25	6,000,000	7,089,780
Virginia Beach Development Authority Public Facility Revenue,
Refunding, Series B, 5.00%, 8/01/19	12,635,000	14,281,593
Refunding, Series B, 5.00%, 8/01/20	13,450,000	15,515,382
Virginia College Building Authority Educational Facilities Revenue, Series A, 5.00%, 2/01/25	13,080,000	15,900,048
Virginia State College Building Authority Educational Facilities Revenue, 21st Century College and
Equipment Programs, Series D, 5.00%, 2/01/25	7,405,000	9,192,937
Virginia State Public School Authority Revenue, School Financing, 1997 Resolution, Refunding, Series B,
5.00%, 8/01/23	8,535,000	10,426,527
Virginia State Public School Authority School Financing Revenue,
Series C, 5.00%, 8/01/26	4,335,000	5,275,868
Series C, 5.00%, 8/01/27	4,460,000	5,381,168
Virginia State Resources Authority Clean Water Revenue,
Revolving Fund, Refunding, 5.00%, 10/01/27	5,825,000	7,195,448
Revolving Fund, Refunding, 5.00%, 10/01/28	11,950,000	14,667,072
Revolving Fund, Refunding, Series B, 5.00%, 10/01/26	26,155,000	32,047,983
		144,259,380
Washington 2.6%
Energy Northwest Electric Revenue,
Columbia Generating Station, Refunding, Series A, 5.00%, 7/01/22	3,250,000	3,919,240
Columbia Generating Station, Refunding, Series A, 5.00%, 7/01/23	3,500,000	4,267,830
Columbia Generating Station, Refunding, Series A, 5.00%, 7/01/24	1,250,000	1,542,000
King County Sewer Revenue,
Refunding, Series B, 5.00%, 7/01/25	1,200,000	1,466,580
Refunding, Series B, 5.00%, 7/01/26	1,200,000	1,451,940
Refunding, Series B, 5.00%, 7/01/27	1,900,000	2,284,142
Refunding, Series B, 5.00%, 7/01/28	3,050,000	3,632,764
Refunding, Series B, 5.00%, 7/01/29	2,600,000	3,074,760
Seattle Drain and Wastewater Revenue,
Refunding, 5.00%, 5/01/24.	5,230,000	6,411,823
Refunding, 5.00%, 5/01/25.	5,500,000	6,704,830
Refunding, 5.00%, 5/01/26.	2,995,000	3,612,689

|30

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Washington (continued)
Seattle Drain and Wastewater Revenue, (continued)
Refunding, 5.00%, 5/01/27.	$3,150,000	$3,775,685
Seattle Municipal Light and Power Revenue,
Refunding and Improvement, Series B, 5.00%, 2/01/19	6,805,000	7,665,696
Refunding and Improvement, Series B, 5.00%, 2/01/20	7,000,000	8,098,020
Washington State GO,
Motor Vehicle Fuel Tax, Refunding, Series B, 5.00%, 7/01/25	29,370,000	35,894,545
Various Purpose, Series D, 5.00%, 2/01/25	13,955,000	16,538,908
		110,341,452
Wisconsin 0.3%
Wisconsin State Transportation Revenue, Series 1, 5.00%, 7/01/24	10,000,000	11,976,500
U.S. Territories 0.3%
Guam 0.1%
Guam Government Limited Obligation Revenue,
Section 30, Series A, 5.50%, 12/01/18	1,540,000	1,710,617
Section 30, Series A, 5.50%, 12/01/19	1,025,000	1,165,445
		2,876,062
Puerto Rico 0.2%
Puerto Rico Electric Power Authority Power Revenue, Refunding, Series SS, NATL Insured, 5.00%,
7/01/24.	10,000,000	9,774,700
Total U.S. Territories		12,650,762
Total Municipal Bonds (Cost $3,743,426,463) 92.8%		3,992,455,794
Other Assets, less Liabilities 7.2%		307,816,187
Net Assets 100.0%		$4,300,271,981

See Abbreviations on page 145.

|31

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2015 (unaudited)

Franklin Federal Limited-Term Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 94.0%
Alabama 0.9%
Board of Trustees for Alabama State University Revenue, General Tuition and Fee, Assured Guaranty,
5.00%, 9/01/16	$730,000	$750,593
East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put 9/01/18, Series A,
5.25%, 9/01/36	1,000,000	1,080,210
Mobile IDBR,
PCR, Alabama Power Co. Barry Plant Project, Mandatory Put 10/02/18, 1.625%, 7/15/34	2,500,000	2,514,350
PCR, Alabama Power Co. Barry Plant Project, Mandatory Put 3/20/17, Series A, 1.65%, 6/01/34	5,000,000	5,043,700
		9,388,853
Alaska 0.5%
Valdez Marine Terminal Revenue, BP Pipelines Inc. Project, Refunding, Series A, 5.00%, 1/01/16	5,000,000	5,019,450
Arizona 1.2%
Phoenix Civic Improvement Corp. Transit Excise Tax Revenue, Light Rail Project, Refunding, 3.00%,
7/01/17	6,465,000	6,698,904
Pinal County Revenue,
Pledged Obligations, Refunding, 4.00%, 8/01/16.	600,000	614,526
Pledged Obligations, Refunding, 5.00%, 8/01/17.	1,140,000	1,219,823
Pledged Obligations, Refunding, 5.00%, 8/01/18.	1,160,000	1,277,021
Tucson COP,
Refunding, AGMC Insured, 2.00%, 7/01/16	1,200,000	1,210,860
Refunding, AGMC Insured, 3.00%, 7/01/17	1,250,000	1,290,625
Refunding, AGMC Insured, 3.00%, 7/01/18	1,195,000	1,249,432
		13,561,191
Arkansas 0.5%
Jefferson County PCR, Entergy Arkansas Inc. Project, Refunding, 1.55%, 10/01/17	5,000,000	5,045,100
California 7.0%
California State Economic Recovery GO, Series A, Pre-Refunded, 5.00%, 7/01/22	8,000,000	8,218,800
California State Health Facilities Financing Authority Revenue,
St. Joseph Health System, Mandatory Put 10/15/19, Series C, 5.00%, 7/01/43.	3,250,000	3,700,678
St. Joseph Health System, Mandatory Put 10/15/20, Refunding, Series D, 5.00%, 7/01/43.	5,000,000	5,825,950
California State Municipal Finance Authority Solid Waste Disposal Revenue, Waste Management Inc.
Project, Mandatory Put 2/01/17, Series A, 1.125%, 2/01/39	5,000,000	4,997,950
California Statewide CDA Revenue,
Temporary 40, American Baptist Homes of the West, Series B, Sub Series B-3, 2.10%, 10/01/19	2,000,000	2,001,260
Temporary 55, American Baptist Homes of the West, Series B, Sub Series B-2, 2.40%, 10/01/20	1,000,000	1,000,440
Temporary 70, American Baptist Homes of the West, Series B, Sub Series B-1, 2.75%, 10/01/21	5,880,000	5,881,588
Coachella Valley USD,
GO, Riverside and Imperial Counties, Refunding, BAM Insured, 4.00%, 8/01/16	1,110,000	1,137,106
GO, Riverside and Imperial Counties, Refunding, BAM Insured, 4.00%, 8/01/17	1,220,000	1,286,990
GO, Riverside and Imperial Counties, Refunding, BAM Insured, 4.00%, 8/01/18	1,265,000	1,361,279
GO, Riverside and Imperial Counties, Refunding, BAM Insured, 4.00%, 8/01/19	1,330,000	1,459,462
Los Angeles Department of Water and Power Revenue, Power System, Refunding, Series B, 5.00%,
12/01/18	20,000,000	22,363,000
Riverside County Transportation Commission Sales Tax Revenue, Refunding, Series A, 5.00%, 6/01/18	1,000,000	1,102,740
Salinas UHSD, GO, BAN, zero cpn., 8/01/20	5,000,000	4,582,350
San Francisco City and County Airport Commission International Airport Revenue, Issue 32G, Refunding,
Second Series, NATL Insured, 5.00%, 5/01/23	11,675,000	11,904,647
Tustin USD School Facilities ID No. 2002-1 GO, Capital Appreciation, Election of 2002, Series C, AGMC
Insured, zero cpn., 6/01/18	810,000	788,916
		77,613,156

Quarterly Statement of Investments | See Notes to Statements of Investments. | 32

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Colorado 0.7%
Douglas County School District No. Re-1 Douglas and Elbert Counties GO,
Refunding, 4.00%, 12/15/15	$1,450,000	$1,452,117
Refunding, 5.00%, 12/15/18	2,800,000	3,131,128
El Paso County GO, School District No. 20, Refunding, 4.00%, 12/15/15	1,000,000	1,001,450
Garfield County School District No. 16 GO, Refunding, 3.00%, 12/01/18	1,115,000	1,175,879
Regional Transportation District COP, Transit Vehicles Project, Series A, AMBAC Insured, 5.00%,
12/01/15	1,500,000	1,500,000
		8,260,574
Connecticut 4.8%
Connecticut State Health and Educational Facilities Authority Revenue,
Miss Porter’s School Issue, Series B, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/36	3,415,000	3,506,761
Yale University Issue, Mandatory Put 2/01/17, Series T-2, 0.60%, 7/01/29	5,000,000	4,998,250
Yale University Issue, Mandatory Put 7/26/17, Series A, 0.80%, 7/01/48	6,500,000	6,496,815
Yale University Issue, Mandatory Put 2/08/18, Series A-3, 0.875%, 7/01/49	23,070,000	23,007,942
Yale University Issue, Mandatory Put 7/11/18, Refunding, Series A, 1.375%, 7/01/35	14,500,000	14,673,130
		52,682,898
Florida 5.3%
Brevard County Health Facilities Authority Health Facilities Revenue, Health First Inc. Project, Pre-
Refunded, 5.00%, 4/01/34	16,250,000	16,503,175
Citizens Property Insurance Corp. Revenue,
High-Risk Account, senior secured, Series A-1, 5.50%, 6/01/17	5,000,000	5,345,300
High-Risk Account, senior secured, Series A-1, 6.00%, 6/01/17	8,000,000	8,611,760
High-Risk Account, senior secured, Series A-1, Assured Guaranty, 5.50%, 6/01/16.	5,000,000	5,126,100
Florida State Board of Education Lottery Revenue, Refunding, Series B, AMBAC Insured, 5.00%, 7/01/18.	11,480,000	11,890,754
Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding, 5.00%, 10/01/16	2,000,000	2,074,760
[a]Lakeland Energy System Revenue, Refunding, Weekly FRN, 0.76%, 10/01/17	3,000,000	3,010,140
Lee County Transportation Facilities Revenue, Refunding, AGMC Insured, 5.00%, 10/01/19.	2,385,000	2,715,346
Miami-Dade County IDA Solid Waste Disposal Revenue, Waste Management Inc. of Florida Project,
1.75%, 9/01/27	2,000,000	2,007,540
Miami-Dade County Public Facilities Revenue, Jackson Health System, Assured Guaranty, 4.00%,
6/01/16	1,580,000	1,608,551
		58,893,426
Georgia 2.8%
Burke County Development Authority PCR,
Georgia Power Co. Plant Vogtle Project, Mandatory Put 6/01/17, First Series, 1.75%, 12/01/49	5,000,000	5,055,500
Georgia Power Co. Plant Vogtle Project, Mandatory Put 6/01/17, Second Series, 1.75%, 12/01/49	5,000,000	5,055,500
Cobb County Development Authority Revenue, Georgia Waste Management Project, Mandatory Put
10/01/19, Series A, 1.875%, 4/01/33	2,500,000	2,506,425
Georgia State GO,
Refunding, Series C, 5.00%, 7/01/21	2,350,000	2,508,648
Series G, 5.00%, 10/01/17	10,000,000	10,384,000
Monroe County Development Authority PCR, Gulf Power Co. Project, Mandatory Put 6/21/17, First
Series, 1.70%, 6/01/49	5,000,000	5,059,900
		30,569,973
Idaho 0.1%
Canyon County School District No. 131 GO, Refunding, 4.00%, 8/15/18	1,480,000	1,599,199

|33

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Illinois 7.4%
Chicago Housing Authority Capital Program Revenue,
AGMC Insured, ETM, 5.00%, 7/01/16	$5,000,000	$5,126,950
AGMC Insured, Pre-Refunded, 5.00%, 7/01/19	7,455,000	7,644,282
Chicago Wastewater Transmission Revenue,
second lien, Series A, BHAC Insured, 5.00%, 1/01/16	1,425,000	1,430,216
second lien, Series A, BHAC Insured, 5.50%, 1/01/17	1,000,000	1,052,110
Dolton GO, Cook County, Refunding, Series B, AGMC Insured, 3.50%, 12/01/15.	1,245,000	1,245,000
Franklin Park GO, Cook County, Alternative Revenue Source, Refunding, Series A, BAM Insured, 4.00%,
7/01/17	1,010,000	1,055,359
Homer Glen Village GO,
Will and Cook Counties, Series A, 2.00%, 12/01/15.	1,000,000	1,000,000
Will and Cook Counties, Series A, 4.00%, 12/01/18.	1,000,000	1,074,460
Illinois State Educational Facilities Authority Revenue, University of Chicago, Mandatory Put 2/01/19,
1.65%, 7/01/25	10,000,000	10,067,700
Illinois State GO,
AGMC Insured, 5.00%, 9/01/16	9,000,000	9,031,950
Refunding, AGMC Insured, 5.00%, 1/01/16	7,000,000	7,025,130
Illinois State Sales Tax Revenue, Build Illinois, Junior Obligation, Refunding, 5.00%, 6/15/17	5,000,000	5,313,050
Illinois State Toll Highway Authority Revenue, Senior, Refunding, Series B, 5.00%, 12/01/17.	10,000,000	10,792,100
Illinois State Unemployment Insurance Fund Building Receipts Revenue, Illinois Department of
Employment Security, Series B, 5.00%, 12/15/17	6,000,000	6,257,520
Mount Vernon GO,
Jefferson County, AGMC Insured, 3.00%, 12/15/17	1,430,000	1,477,748
Jefferson County, AGMC Insured, 3.00%, 12/15/18	1,475,000	1,539,472
Regional Transportation Authority Revenue, Series A, NATL Insured, 5.00%, 7/01/21	5,410,000	5,546,765
Southwestern Development Authority Revenue, Local Government Program, Edwardsville Community
Unit School District No. 7 Project, Refunding, AGMC Insured, 5.25%, 12/01/20	4,475,000	4,817,293
		81,497,105
Indiana 1.2%
Decatur Township Multi-School Building Corp. Revenue, first mortgage, Series B, Refunding, AGMC
Insured, 3.50%, 1/15/23	10,000,000	10,164,700
Indiana Health Facilities Financing Authority Revenue, Ascension Health, Mandatory Put 8/01/17, Series
A-5, 2.00%, 11/01/27	3,280,000	3,336,055
		13,500,755
Kansas 0.5%
[a]Kansas State Department of Transportation Highway Revenue, Refunding, Series B-5, Monthly FRN,
0.529%, 9/01/19	5,700,000	5,720,862
Kentucky 0.6%
Louisville/Jefferson County Metro Government PCR, Louisville Gas and Electric Co. Project, Series A,
Mandatory Put 8/01/19, 2.20%, 2/01/35	7,000,000	7,056,490
Louisiana 0.6%
England District Sub-District No. 1 Revenue, Economic Development Project, Refunding, 5.00%, 8/15/16 .	2,505,000	2,586,713
Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Refunding, 5.00%, 6/01/17	3,500,000	3,710,910
		6,297,623

|34

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Maryland 2.1%
[a]Howard County Housing Commission Revenue, Columbia Landing Project, Mandatory Put 7/01/18,
Series A, Weekly FRN, 1.26%, 7/01/34.	$6,000,000	$6,004,140
Maryland State Department of Transportation Consolidated Transportation Revenue, Refunding, 5.00%,
5/01/19	7,500,000	8,487,375
Maryland State GO, State and Local Facilities Loan of 2013, Refunding, First Series B, 4.50%, 8/01/19	8,000,000	8,991,680
		23,483,195
Massachusetts 2.2%
Massachusetts State Development Finance Agency Revenue, Boston University Issue, Refunding, Series
Z-1, 1.50%, 8/01/19	7,000,000	7,074,970
Massachusetts State Federal Highway Revenue, Grant Anticipation Notes, Accelerated Bridge Program,
Series A, 5.00%, 6/15/19	11,370,000	12,910,976
Massachusetts State Health and Educational Facilities Authority Revenue, Amherst College Issue,
Mandatory Put 12/01/17, Series H, 0.80%, 11/01/33	4,000,000	3,980,280
		23,966,226
Michigan 2.9%
Detroit GO, Distributable State Aid, 5.00%, 11/01/16	6,120,000	6,241,788
Garden City GO, Refunding, AGMC Insured, 4.00%, 4/01/16	1,415,000	1,432,659
Jackson GO, Downtown Development, Capital Appreciation, AGMC Insured, zero cpn., 6/01/16	1,370,000	1,361,917
Michigan State Building Authority Revenue, Facilities Program, Refunding, Series I-A, 5.00%, 10/15/17	1,500,000	1,616,475
Michigan State Finance Authority Revenue,
Refunding, Unemployment Obligation Assessment, Series B, 5.00%, 7/01/20	10,000,000	11,326,800
School District of the City of Detroit, Refunding, 5.00%, 6/01/16	1,600,000	1,627,648
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated Group,
Series W, ETM, 5.25%, 8/01/17	7,000,000	7,514,150
Western Townships Utilities Authority Revenue, Sewage Disposal System, Refunding, 3.00%, 1/01/17	1,000,000	1,022,140
		32,143,577
Minnesota 1.1%
Circle Pines ISD No. 12 GO, School Building, Minnesota School District Credit Enhancement Program,
CapitalAppreciation,SeriesA,zerocpn.,2/01/19	650,000	627,055
Hennepin County GO, Refunding, Series B, 5.00%, 12/01/18	3,315,000	3,709,386
Minneapolis-St. Paul Metropolitan Airports Commission Airport Revenue, Refunding, Series B, NATL
Insured, 5.00%, 1/01/23	5,925,000	6,205,963
Otsego GO, Water and Sewer, Refunding, Series C, AGMC Insured, 2.00%, 12/01/16	2,000,000	2,021,340
		12,563,744
Missouri 2.1%
Jackson County Reorganized School District No. 7 GO, LEE’s Summit R-7, Refunding, 2.00%, 3/01/16	1,800,000	1,807,956
Platte County School District Park Hill GO,
Missouri Direct Deposit Program, Refunding, 2.00%, 3/01/17	8,765,000	8,917,949
Missouri Direct Deposit Program, Refunding, 3.00%, 3/01/18	9,245,000	9,675,355
Springfield School District No. R-12 GO,
Missouri Direct Deposit Program, Refunding, 3.00%, 3/01/16	1,000,000	1,006,840
Missouri Direct Deposit Program, Refunding, 3.00%, 3/01/17	1,500,000	1,544,745
		22,952,845
Nevada 4.3%
Clark County School District GO,
Building, Series B, AMBAC Insured, 5.00%, 6/15/20	12,250,000	13,009,255
Building, Series C, 5.00%, 6/15/23	9,920,000	10,701,994
Nevada State GO, Capital Improvement and Cultural Affairs, Series C, Pre-Refunded, 5.00%, 6/01/20	7,115,000	7,836,674

|35

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Nevada (continued)
Truckee Meadows Water Authority Water Revenue, Refunding, AGMC Insured, 4.25%, 7/01/21	$15,010,000	$15,742,638
		47,290,561
New Hampshire 0.3%
New Hampshire State GO, Refunding, Series A, 5.00%, 7/01/18	2,610,000	2,884,154
New Jersey 4.5%
Gloucester County Improvement Authority Solid Waste Resource Recovery Revenue, Waste
Management Inc. Project, Mandatory Put 12/01/17, Refunding, Series A, 2.125%, 12/01/29	3,000,000	3,045,000
Jersey City GO,
General Improvement and Qualified Water Improvement, Refunding, Series A, BAM Insured, 4.00%,
8/01/18.	2,000,000	2,141,860
General Improvement and Qualified Water Improvement, Refunding, Series A, BAM Insured, 4.00%,
8/01/19.	1,330,000	1,448,490
New Jersey EDA Revenue,
School Facilities Construction, Refunding, Series DD-1, 5.00%, 12/15/16	3,720,000	3,860,430
School Facilities Construction, Series DD-1, ETM, 5.00%, 12/15/16	6,280,000	6,572,208
[a]School Facilities Construction, Series H, Weekly FRN, 0.91%, 2/01/17	3,000,000	2,965,170
New Jersey Environmental Infrastructure Trust Revenue, Series A, Pre-Refunded, 5.00%, 9/01/22	3,120,000	3,229,188
New Jersey State GO,
5.00%, 6/01/18	5,990,000	6,496,814
Refunding, Series Q, 5.00%, 8/15/18	15,885,000	17,319,416
Ocean County GO, Refunding, 5.00%, 8/01/19	1,125,000	1,284,176
Rutgers State University GO, The State University of New Jersey, Refunding, Series J, 5.00%, 5/01/17	1,000,000	1,061,000
		49,423,752
New Mexico 2.6%
Farmington PCR, Southern California Edison, Mandatory Put 4/01/20, Refunding, Series A, 1.875%,
4/01/29	9,000,000	9,062,550
New Mexico Educational Assistance Foundation Revenue, Education Loan, Series A-1, 4.00%, 12/01/15 .	4,000,000	4,000,000
New Mexico State Severance Tax Revenue, Series A, 4.00%, 7/01/20	11,640,000	12,498,566
Taos County Gross Receipts Tax Revenue,
County Education Improvement, BAM Insured, 3.00%, 4/01/16.	1,000,000	1,006,480
County Education Improvement, BAM Insured, 3.00%, 4/01/17.	750,000	766,223
County Education Improvement, BAM Insured, 3.50%, 4/01/19.	1,000,000	1,029,780
		28,363,599
New York 11.4%
Beekmantown CSD, GO, Refunding, AGMC Insured, 2.00%, 6/15/16.	1,075,000	1,083,923
East Meadow Union Free School District GO,
Nassau County, Refunding, 4.00%, 8/15/16	1,000,000	1,025,350
Nassau County, Refunding, 4.00%, 8/15/17	1,000,000	1,055,310
Freeport GO, Public Improvement, Refunding, Series A, 5.00%, 1/15/19	1,920,000	2,128,800
MTA Service Contract Revenue, Transportation Facilities, Series O, ETM, 5.50%, 7/01/17	9,220,000	9,668,000
New York City GO,
Fiscal 2006, Refunding, Series G, 5.25%, 8/01/16.	9,010,000	9,303,095
Fiscal 2008, Refunding, Series A-1, 5.00%, 8/01/19	20,000,000	21,424,600
Fiscal 2014, Refunding, Series G, 5.00%, 8/01/20.	7,000,000	8,136,590
New York State Dormitory Authority Revenues,
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series 1, 5.00%, 1/15/19.	4,000,000	4,326,320
Non-State Supported Debt, Rochester General Hospital, Assured Guaranty, ETM, 5.00%, 12/01/15	100,000	100,000
Non-State Supported Debt, Wyckoff Heights Medical Center, Refunding, 4.00%, 2/15/18	2,200,000	2,346,212

|36

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority State Personal Income Tax Revenue,
Education, Series C, Pre-Refunded, 5.00%, 12/15/18	$6,165,000	$6,447,295
General Purpose, Refunding, Series A, 5.00%, 12/15/19	6,095,000	6,999,010
New York State Environmental Facilities Corp. Special Obligation Revenue, Riverbank State Park,
Refunding, CIFG Insured, 5.00%, 4/01/16	200,000	203,150
New York State GO, Series A, 5.00%, 3/01/18	1,130,000	1,189,653
New York State Power Authority Revenue, Refunding, Series A, 2.00%, 11/15/16	12,780,000	12,978,601
New York Thruway Authority General Junior Indebtedness Obligations Revenue, Series A, 5.00%,
5/01/19	15,000,000	16,856,400
Patchogue-Medford Union Free School District GO, Refunding, Series B, 3.00%, 7/01/16	1,000,000	1,014,640
St. Lawrence County IDA Civic Facility Revenue, St. Lawrence University Project, Series A, 5.00%,
10/01/16	9,910,000	10,234,156
Suffolk County EDC Revenue,
Catholic Health Services of Long Island Obligated Group Project, Refunding, 5.00%, 7/01/16	1,250,000	1,280,863
Catholic Health Services of Long Island Obligated Group Project, Refunding, 5.00%, 7/01/17	3,000,000	3,183,450
Yonkers GO, Refunding, Series D, AGMC Insured, 5.00%, 8/01/19	4,720,000	5,308,065
		126,293,483
North Carolina 0.9%
Charlotte COP, Transit Projects, Phase III, Series B, 3.00%, 6/01/22	7,500,000	7,682,475
North Carolina Eastern Municipal Power Agency Power System Revenue, Series A, Assured Guaranty,
Pre-Refunded, 5.25%, 1/01/19	2,350,000	2,565,049
		10,247,524
Ohio 4.2%
Akron COP, District Energy Project, 2.75%, 12/01/16	975,000	985,901
American Municipal Power-Ohio Inc. Revenue, Prairie State Energy Campus Project, Refunding, Series
A, 5.00%, 2/15/20	7,000,000	7,962,850
Butler County GO,
Various Purpose, Refunding, 3.00%, 12/01/15	935,000	935,000
Various Purpose, Refunding, 3.00%, 12/01/16	500,000	511,525
Cincinnati GO, Various Purpose, Improvement and Refunding, Series A, 5.00%, 12/01/19	3,000,000	3,425,670
Cleveland Airport System Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 1/01/19	7,870,000	8,672,897
Series C, Assured Guaranty, 5.00%, 1/01/16	5,140,000	5,158,864
Cleveland Public Power System Revenue,
Refunding, Series A-1, NATL Insured, 5.00%, 11/15/20	2,370,000	2,470,701
Series A-1, NATL Insured, Pre-Refunded, 5.00%, 11/15/20	2,630,000	2,743,563
Marysville Wastewater Treatment System Revenue, Refunding, BAM Insured, 5.00%, 12/01/19	1,000,000	1,127,740
Northeast Regional Sewer District Revenue, Wastewater Improvement, Refunding, 5.00%, 11/15/17	5,750,000	6,207,010
Ohio State Higher Educational Facilities Commission Revenue, Case Western Reserve University Project,
4.00%, 12/01/17	2,225,000	2,362,394
South-Western City School District of Ohio Franklin and Pickaway Counties GO,
School Facilities Construction and Improvement, 3.00%, 12/01/15	1,210,000	1,210,000
School Facilities Construction and Improvement, 3.00%, 12/01/16	1,265,000	1,296,714
Toledo GO, Various Purpose Improvement, Refunding, AGMC Insured, 3.00%, 12/01/15	1,185,000	1,185,000
		46,255,829
Oklahoma 0.7%
Cleveland County Educational Facilities Authority Educational Facilities Lease Revenue, Norman Public
Schools Project, 5.00%, 7/01/17	3,040,000	3,233,830
Oklahoma County ISD No. 89 GO, Oklahoma City School District, 2.00%, 7/01/16	4,195,000	4,235,398
		7,469,228

|37

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania 5.6%
Beaver County IDAR, Pollution Control, FirstEnergy Generation Project, Mandatory Put 6/01/20,
Refunding, Series A, 3.50%, 4/01/41	$3,500,000	$3,552,430
Hempfield Area School District Westmoreland County GO,
Refunding, 3.00%, 10/15/16	965,000	984,059
Refunding, 4.00%, 10/15/17	1,615,000	1,702,824
Lancaster Area Sewer Authority Revenue,
BAM Insured, 4.00%, 4/01/17	3,565,000	3,713,411
BAM Insured, 5.00%, 4/01/18	3,500,000	3,811,115
[a]Pennsylvania State Turnpike Commission Turnpike Revenue, Series A, Weekly FRN, 1.16%, 12/01/19	5,000,000	5,031,450
Philadelphia Gas Works Revenue,
1998 General Ordinance, Refunding, Tenth Series, AGMC Insured, 3.50%, 7/01/16	6,190,000	6,281,798
1998 General Ordinance, Refunding, Tenth Series, AGMC Insured, 4.00%, 7/01/17	4,795,000	4,960,619
Philadelphia GO, Refunding, Series A, AGMC Insured, 5.25%, 8/01/17	10,000,000	10,694,800
Philadelphia School District GO,
Refunding, Series C, 5.00%, 9/01/16	2,630,000	2,711,793
Refunding, Series C, 5.00%, 9/01/17	2,750,000	2,926,358
Pittsburgh School District GO, Refunding, Series A, 4.00%, 9/01/17	4,250,000	4,475,972
Reading School District GO,
Refunding, Series A, 5.00%, 4/01/17	1,475,000	1,534,044
Refunding, Series A, 5.00%, 4/01/18	4,035,000	4,310,792
Series A, ETM, 5.00%, 4/01/17	3,025,000	3,200,329
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Series A,
Assured Guaranty, ETM, 5.00%, 7/01/16	1,325,000	1,359,437
		61,251,231
Rhode Island 1.3%
Rhode Island State and Providence Plantations GO,
Consolidated Capital Development Loan, Refunding, Series A, 2.00%, 8/01/16	7,585,000	7,670,104
Consolidated Capital Development Loan, Refunding, Series A, 5.00%, 8/01/18	6,290,000	6,936,738
		14,606,842
South Carolina 0.9%
Charleston Educational Excellence FICO Revenue, Installment Purchase, Charleston County School
District Project, Pre-Refunded, 5.25%, 12/01/24	10,000,000	10,000,000
Tennessee 0.7%
Memphis Electric System Revenue, Subordinate, Refunding, 5.00%, 12/01/15	8,000,000	8,000,000
Texas 5.5%
Austin GO, Travis Williamson and Hays Counties, Refunding, 4.00%, 9/01/18	1,500,000	1,623,630
Austin Water and Wastewater System Revenue,
Travis Williamson and Hays Counties, Refunding, Series A, 4.00%, 11/15/16	600,000	620,694
Travis Williamson and Hays Counties, Refunding, Series A, 5.00%, 11/15/17	500,000	540,755
Brock ISD, GO, Capital Appreciation, PSF Guarantee, zero cpn., 8/15/16	460,000	458,781
Brownsville Utilities System Revenue,
Refunding, 5.00%, 9/01/16	1,500,000	1,548,480
Refunding, 5.00%, 9/01/17	1,000,000	1,070,070
Cypress-Fairbanks ISD, GO, Refunding, PSF Guarantee, 4.25%, 2/15/20.	5,780,000	6,016,922
Dallas Area Rapid Transit Sales Tax Revenue,
senior lien, AMBAC Insured, Pre-Refunded, 4.50%, 12/01/24	3,890,000	4,044,939
senior lien, Refunding, AMBAC Insured, 4.50%, 12/01/24	2,830,000	2,936,974
Dallas/Fort Worth International Airport Revenue, Joint, Refunding, Series D, 5.00%, 11/01/17	2,000,000	2,154,620
[b]Fort Bend ISD, GO, Refunding, Series C, PSF Guarantee, 3.00%, 2/15/17	5,000,000	5,150,550

|38

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Texas (continued)
Leander ISD, GO, Williamson and Travis Counties, Capital Appreciation, Series D, Refunding, PSF
Guarantee, zero cpn., 8/15/16	$1,000,000	$997,690
Tarrant County Cultural Education Facilities Finance Corp. Revenue,
CHRISTUS Health, Refunding, Series A, Assured Guaranty, 5.75%, 7/01/18	1,085,000	1,160,961
CHRISTUS Health, Series A, Assured Guaranty, Pre-Refunded, 5.75%, 7/01/18	10,000	10,312
Texas State A&M University System Permanent University Fund Revenue, Refunding, 5.00%, 7/01/19	5,845,000	6,646,934
Texas State PFAR,
Southern University Financing System, Refunding, BAM Insured, 5.00%, 11/01/16	2,000,000	2,070,680
Unemployment Compensation Obligation Assessment, Refunding, Series B, 4.00%, 7/01/17	7,420,000	7,691,423
Texas State Transportation Commission Revenue,
State Highway Fund, first tier, Refunding, Series A, 5.00%, 4/01/19.	5,000,000	5,640,650
State Highway Fund, first tier, Series A, Pre-Refunded, 5.00%, 4/01/20	4,195,000	4,261,071
Wylie ISD,
GO, Collin County, Capital Appreciation, Refunding, PSF Guarantee, zero cpn., 8/15/16	2,535,000	2,529,144
GO, Collin County, Capital Appreciation, Refunding, PSF Guarantee, zero cpn., 8/15/17	3,775,000	3,714,034
		60,889,314
Utah 0.2%
Nebo School District GO,
Utah County, Refunding, Series A, 2.00%, 7/01/16	1,200,000	1,201,692
Utah County, Refunding, Series A, 2.00%, 7/01/17	1,000,000	1,000,930
		2,202,622
Virginia 0.1%
Virginia State HDA Commonwealth Mortgage Revenue, Sub Series C-5, 2.45%, 7/01/19	1,400,000	1,464,610
Washington 3.9%
King and Snohomish Counties School District No. 417 Northshore GO, Refunding, 2.00%, 12/01/16	12,715,000	12,907,759
King County Housing Authority Revenue, Birch Creek Apartments Project, 4.40%, 5/01/18	2,290,000	2,393,348
King County Sewer Revenue, junior lien, Mandatory Put 11/16/16, Refunding, Series A, 2.00%, 1/01/46	10,000,000	10,145,300
Pierce County School District No. 010 Tacoma GO,
Refunding, Series A, AGMC Insured, 5.00%, 12/01/19.	5,575,000	5,575,780
Refunding, Series A, AGMC Insured, 5.00%, 12/01/20.	5,475,000	5,475,767
Snohomish County Everett School District No. 2 GO, Refunding, 4.00%, 12/01/17.	2,400,000	2,552,160
Snohomish County School District No. 103 GO, Monroe, Refunding, 2.50%, 12/01/15	3,895,000	3,895,000
		42,945,114
Wisconsin 0.5%
Wisconsin State GO, Refunding, Series 4, 5.00%, 5/01/19	5,000,000	5,660,000
Wyoming 1.9%
Sweetwater County 2013 Specific Purpose Tax Joint Powers Board Revenue,
5.00%, 12/15/17	5,370,000	5,715,989
4.00%, 6/15/18	4,510,000	4,756,336
2.125%, 12/15/18	580,000	579,745
5.00%, 12/15/18	9,000,000	9,684,900
		20,736,970
Total Municipal Bonds before Short Term Investments (Cost $1,027,696,744)		1,037,801,075

|39

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Short Term Investments 2.9%
Municipal Bonds 2.9%
Alaska 0.7%
Anchorage GO,
General Purpose, Refunding, Series B, 2.00%, 9/01/16	$4,125,000	$4,174,294
Schools, Refunding, Series D, 2.00%, 9/01/16	1,260,000	1,275,057
Schools, Series C, 2.00%, 9/01/16	2,095,000	2,120,035
		7,569,386
California 0.4%
California State Public Works Board Lease Revenue, The Regents of the University of California, Various
University of California Project, Series G, ETM, 5.00%, 12/01/15.	5,000,000	5,000,000
Georgia 1.4%
[c]Burke County Development Authority PCR, Georgia Power Co. Plant Vogtle Project, Second Series, Daily
VRDN and Put, 0.22%, 10/01/32	15,000,000	15,000,000
Missouri 0.1%
Missouri State Highways and Transit Commission State Road Revenue, second lien, 5.00%, 5/01/16	1,035,000	1,054,883
Oregon 0.2%
Oregon State GO, State Property, Various Projects, Series J, 5.00%, 5/01/16	1,710,000	1,743,636
Utah 0.1%
Nebo School District GO, Utah County, Refunding, 5.00%, 7/01/16	1,025,000	1,052,480
Total Short Term Investments (Cost $31,429,028)		31,420,385
Total Investments (Cost $1,059,125,772) 96.9%		1,069,221,460
Other Assets, less Liabilities 3.1%		34,270,314
Net Assets 100.0%		$1,103,491,774

See Abbreviations on page 145.

aThe coupon rate shown represents the rate at period end.
bSecurity purchased on a when-issued basis.
cVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

|40

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2015 (unaudited)

Franklin Florida Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 96.9%
Florida 92.9%
Alachua County Health Facilities Authority Health Facilities Revenue,
Shands Healthcare Project, Refunding, Series D-1, 6.50%, 12/01/19	$1,215,000	$1,397,639
Shands Healthcare Project, Refunding, Series D-1, 6.75%, 12/01/22	1,000,000	1,157,950
Shands Healthcare Project, Refunding, Series D-2, 6.75%, 12/01/30	5,000,000	5,721,500
Brevard County Health Facilities Authority Health Facilities Revenue,
Health First Inc. Project, Refunding, 5.00%, 4/01/39.	5,000,000	5,454,450
Health First Inc. Project, Series B, Pre-Refunded, 7.00%, 4/01/39	2,000,000	2,385,220
Broward County Water and Sewer Utility Revenue, Series A, Pre-Refunded, 5.25%, 10/01/34	2,200,000	2,467,894
Citizens Property Insurance Corp. Revenue,
High-Risk Account, senior secured, Series A-1, 6.00%, 6/01/17	5,000,000	5,382,350
Personal Lines Account/Commercial Lines Account, senior secured, Series A-1, 5.00%, 6/01/22	5,000,000	5,912,650
City of Winter Park Water and Sewer Revenue, Refunding and Improvement, 5.00%, 12/01/34	2,000,000	2,245,600
Clearwater City Water and Sewer Revenue, Series A, 5.25%, 12/01/39	2,000,000	2,272,240
Collier County Educational Facilities Authority Revenue, Hodges University Inc. Project, 5.625%, 11/01/28	2,860,000	3,174,457
Collier County IDA Health Care Facilities Revenue, NCH Healthcare System Project, 6.25%, 10/01/39.	5,000,000	5,845,350
Duval County School Board COP, Master Lease Program, Series A, Assured Guaranty, 5.25%, 7/01/35	10,000,000	11,208,600
Escambia County Health Facilities Authority Health Facility Revenue,
Baptist Hospital Inc. Project, Refunding, Series A, 5.75%, 8/15/29	7,195,000	8,266,911
Baptist Hospital Inc. Project, Series A, 6.00%, 8/15/36	11,000,000	12,680,910
Florida Higher Educational Facilities Financing Authority Revenue,
Bethune Cookman University Inc. Project, Refunding, 5.375%, 7/01/32	3,500,000	3,905,335
Nova Southeastern University Project, 6.375%, 4/01/31	2,750,000	3,263,260
Rollins College Project, 5.00%, 12/01/37	10,000,000	10,815,200
University of Tampa Project, Refunding, Series A, 5.25%, 4/01/42	2,000,000	2,174,540
Florida State Board of Education Public Education GO,
Capital Outlay, Refunding, Series D, 6.00%, 6/01/23	15,000,000	19,301,250
Capital Outlay, Series A, 5.50%, 6/01/38.	10,000,000	11,025,300
Capital Outlay, Series H, 5.00%, 6/01/40	7,295,000	8,271,509
Florida State GO, Department of Transportation, Right of Way, Refunding, Series B, 5.00%, 7/01/26	10,000,000	11,881,000
Florida State Governmental Utility Authority Utility Revenue, Lehigh Utility System, Refunding, 5.25%,
10/01/40	5,000,000	5,741,200
Florida State Mid-Bay Bridge Authority Revenue,
Capital Appreciation, Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/25	9,845,000	6,377,886
Capital Appreciation, Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/26	2,500,000	1,534,050
Exchangeable, Series D, ETM, 6.10%, 10/01/22	3,545,000	4,394,063
first senior lien, Refunding, Series A, 5.00%, 10/01/40	5,000,000	5,415,450
Series A, ETM, 6.875%, 10/01/22	6,000,000	7,394,820
Florida State Municipal Loan Council Revenue, Series D, AGMC Insured, 5.50%, 10/01/41.	3,750,000	4,407,563
Florida State Municipal Power Agency Revenue,
All-Requirements Power Supply Project, Series A, 5.00%, 10/01/31	6,000,000	6,535,560
All-Requirements Power Supply Project, Series A, 6.25%, 10/01/31	2,000,000	2,352,880
Stanton Project, Refunding, 5.50%, 10/01/19	1,000,000	1,155,100
Florida State Turnpike Authority Turnpike Revenue, Department of Transportation, Refunding, Series A,
5.00%, 7/01/35	5,000,000	5,310,900
Fort Lauderdale Water and Sewer Revenue,
NATL Insured, Pre-Refunded, 5.00%, 9/01/31	6,315,000	6,533,562
Pre-Refunded, 5.00%, 9/01/35	24,090,000	25,865,192
Fort Pierce Capital Improvement Revenue, Refunding, Series A, Assured Guaranty, 6.00%, 9/01/32	1,500,000	1,685,970

Quarterly Statement of Investments | See Notes to Statements of Investments. | 41

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Florida Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Florida (continued)
Fort Pierce Utilities Authority Revenue,
AMBAC Insured, 5.00%, 10/01/27	$7,000,000	$7,017,850
CapitalAppreciation,SeriesB,AMBACInsured,zerocpn.,10/01/20	3,090,000	2,759,092
CapitalAppreciation,SeriesB,AMBACInsured,zerocpn.,10/01/21	2,585,000	2,235,250
CapitalAppreciation,SeriesB,AMBACInsured,zerocpn.,10/01/22	3,090,000	2,562,568
CapitalAppreciation,SeriesB,AMBACInsured,zerocpn.,10/01/23	3,060,000	2,420,032
CapitalAppreciation,SeriesB,AMBACInsured,zerocpn.,10/01/24	2,560,000	1,929,293
Greater Orlando Aviation Authority Orlando Airport Facilities Revenue,
Refunding, Series C, 5.00%, 10/01/39	4,250,000	4,617,582
Series A, 5.00%, 10/01/39	5,000,000	5,490,950
Halifax Hospital Medical Center Hospital Revenue,
Daytona Beach, Refunding, 5.00%, 6/01/46	4,250,000	4,555,235
Daytona Beach, Series B-1, AGMC Insured, 5.50%, 6/01/38	10,000,000	10,850,000
Refunding and Improvement, Series A, 5.00%, 6/01/38	3,305,000	3,351,237
Refunding and Improvement, Series A, Pre-Refunded, 5.00%, 6/01/38.	8,090,000	8,269,922
Hernando County School Board COP, NATL Insured, 5.00%, 7/01/35	10,000,000	10,027,000
Hialeah Housing Authority Revenue, Affordable Housing Program, Refunding, GNMA Secured, 5.30%,
12/20/18	505,000	505,404
Hillsborough County Aviation Authority Customer Facility Charge Revenue, Tampa International Airport,
Series A, 5.00%, 10/01/44	5,000,000	5,497,350
Hillsborough County Aviation Authority Revenue,
Tampa International Airport, Series B, Assured Guaranty, 5.00%, 10/01/33.	5,465,000	5,998,930
Tampa International Airport, Series B, Assured Guaranty, 5.00%, 10/01/38.	6,725,000	7,333,074
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,214,090
Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding, 5.00%, 10/01/30	2,000,000	2,271,660
Lakeland Hospital Revenue, Lakeland Regional Health Systems, 5.00%, 11/15/45	12,300,000	13,488,918
Martin County Health Facilities Authority Hospital Revenue, Martin Memorial Medical Center, 5.50%,
11/15/42	2,100,000	2,284,968
Melbourne Water and Sewer Improvement Revenue, Capital Appreciation, FGIC Insured, ETM, zero cpn.,
10/01/26	1,500,000	1,147,425
Melbourne Water and Sewer Revenue,
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 10/01/22	1,785,000	1,442,958
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 10/01/26	4,500,000	2,965,140
[a]Miami Beach RDA Tax Increment Revenue, City Center, Refunding, Series A, AGMC Insured, 5.00%,
2/01/40	5,000,000	5,530,100
Miami Beach Stormwater Revenue, 5.00%, 9/01/41	10,000,000	11,228,900
Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30.	7,000,000	7,021,280
Miami Parking System Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/39	4,000,000	4,391,880
Miami Special Obligation Revenue,
Marlins Stadium Project, Series A, AGMC Insured, 5.25%, 7/01/35	5,000,000	5,559,150
Street and Sidewalk Improvement Program, 5.625%, 1/01/39	15,000,000	16,629,150
Miami-Dade County Aviation Revenue,
Miami International Airport, Hub of the Americas, Refunding, Series A, 5.50%, 10/01/36	5,000,000	5,677,250
Miami International Airport, Refunding, Series A, 5.375%, 10/01/35	7,500,000	8,573,700
Miami International Airport, Refunding, Series B, 5.00%, 10/01/37.	10,000,000	11,243,400
Miami-Dade County Expressway Authority Toll System Revenue, Series A, 5.00%, 7/01/40	18,770,000	20,330,725
Miami-Dade County GO, Building Better Communities Program, Series B-1, 5.75%, 7/01/33.	5,000,000	5,583,850
Miami-Dade County Health Facilities Authority Hospital Revenue, Miami Children’s Hospital Project,
Refunding, Series A, 6.125%, 8/01/42	4,000,000	4,653,200
Miami-Dade County HFA,
MFMR, Villa Esperanza Apartments Project, 5.25%, 10/01/19.	240,000	240,182
MFMR, Villa Esperanza Apartments Project, 5.40%, 10/01/33.	1,485,000	1,485,356

|42

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Florida Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Florida (continued)
Miami-Dade County School Board COP, Assured Guaranty, 5.375%, 2/01/34	$5,000,000	$5,680,600
Miami-Dade County School District GO, School, 5.00%, 3/15/43	2,465,000	2,717,441
Miami-Dade County Seaport Revenue, Series A, 6.00%, 10/01/38	10,000,000	11,833,600
Miami-Dade County Transit System Sales Surtax Revenue, 5.00%, 7/01/42	15,000,000	16,505,700
Miami-Dade County Water and Sewer System Revenue,
Assured Guaranty, 5.00%, 10/01/39	10,000,000	11,256,000
Refunding, Series A, 5.00%, 10/01/42	10,000,000	11,069,900
North Sumter County Utility Dependent District Utility Revenue, 5.75%, 10/01/43.	5,000,000	5,756,600
Okaloosa County Water and Sewer Revenue, Refunding, AGMC Insured, Pre-Refunded, 5.00%, 7/01/36	8,000,000	8,214,960
Orange County Health Facilities Authority Hospital Revenue,
Orlando Health Inc., Series A, 5.00%, 10/01/42	10,000,000	10,502,300
Orlando Regional Healthcare System, Refunding, Series B, AGMC Insured, 5.00%, 12/01/32	5,000,000	5,433,550
Orlando Regional Healthcare System, Refunding, Series C, 5.25%, 10/01/35	4,000,000	4,341,760
Orlando Regional Healthcare System, Series B, 5.125%, 11/15/39	5,000,000	5,076,850
Orange County School Board COP, Series A, Assured Guaranty, 5.50%, 8/01/34	10,000,000	11,446,500
Orlando Tourist Development Tax Revenue, 6th Central Contact Payments, senior bond, Series A, Assured
Guaranty, 5.25%, 11/01/38	16,740,000	17,793,783
Orlando-Orange County Expressway Authority Revenue,
Refunding, Series A, 5.00%, 7/01/35	8,330,000	9,409,401
senior lien, AMBAC Insured, ETM, 7.625%, 7/01/18	195,000	219,176
Series A, 5.00%, 7/01/40	5,000,000	5,501,050
Series C, 5.00%, 7/01/35	4,000,000	4,439,080
Series C, 5.00%, 7/01/40	2,755,000	3,048,600
Palm Beach County Public Improvement Revenue, 5.00%, 5/01/33	1,000,000	1,083,560
Palm Beach County Solid Waste Authority Revenue, Improvement, Series B, Pre-Refunded, 5.50%,
10/01/25	5,000,000	5,643,700
Palm Beach County Water and Sewer Revenue, 5.00%, 10/01/40	5,000,000	5,599,000
Panama City Beach Utility Revenue, Assured Guaranty, 5.00%, 6/01/39	3,000,000	3,294,840
Port St. Lucie Utility System Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 9/01/32	5,000,000	2,326,500
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 9/01/33	5,000,000	2,218,000
Refunding, Assured Guaranty, 5.25%, 9/01/35.	2,000,000	2,198,020
Refunding, Series A, NATL Insured, 5.00%, 9/01/30	10,000,000	10,295,800
South Broward Hospital District Revenue, South Broward Hospital District Obligated Group, Refunding,
5.00%, 5/01/36	7,000,000	7,461,090
South Florida Water Management District COP, AMBAC Insured, 5.00%, 10/01/31.	12,050,000	12,433,913
South Lake County Hospital District Revenue, South Lake Hospital Inc., Refunding, 5.25%, 10/01/34.	5,000,000	5,517,300
St. Petersburg Public Utilities Revenue, Series A, 5.00%, 10/01/36	3,180,000	3,550,947
Sunrise Utilities System Revenue,
AMBAC Insured, Pre-Refunded, 5.20%, 10/01/22	1,050,000	1,216,751
Refunding, AMBAC Insured, 5.20%, 10/01/22	1,500,000	1,672,530
Tamarac Utility System Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/39	1,585,000	1,768,638
Tampa Bay Water Regional Water Supply Authority Utility System Revenue,
5.00%, 10/01/34	8,000,000	8,812,640
5.00%, 10/01/38	14,340,000	15,729,259
5.00%, 10/01/38	10,000,000	11,475,900
Tampa Sports Authority Revenue,
Guaranteed Package, Tampa Bay Arena Project, NATL Insured, 6.05%, 10/01/20	1,715,000	1,915,158
Guaranteed Package, Tampa Bay Arena Project, NATL Insured, 6.10%, 10/01/26	2,695,000	3,312,856
Tampa Water and Sewer Revenue, sub. lien, Series A, AMBAC Insured, ETM, 7.25%, 10/01/16	175,000	185,063
University of North Florida FICO Capital Improvement Revenue, Student Union Project, NATL Insured,
5.00%, 11/01/32	5,150,000	5,471,154

|43

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Florida Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Florida (continued)
West Palm Beach CRDA Revenue, Northwood Pleasant Community Redevelopment Area, Series A,
Pre-Refunded, 5.00%, 3/01/35	$1,000,000	$1,011,750
		719,740,582

U.S. Territories 4.0%
Puerto Rico 4.0%
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	10,000,000	6,525,000
Series XX, 5.25%, 7/01/40	10,000,000	6,525,000
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority
Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26.	5,900,000	5,621,284
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Series A, 6.00%, 8/01/42	8,000,000	3,440,000
first subordinate, Series A-1, 5.25%, 8/01/43.	8,000,000	3,320,000
first subordinate, Series C, 5.50%, 8/01/40	14,000,000	5,880,000
		31,311,284
Total Municipal Bonds (Cost $710,438,238) 96.9%		751,051,866
Other Assets, less Liabilities 3.1%		23,795,695
Net Assets 100.0%		$774,847,561

See Abbreviations on page 145.

[a]Security purchased on a when-issued basis.

|44

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2015 (unaudited)

Franklin Georgia Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 99.4%
Georgia 96.8%
Athens-Clarke County Unified Government Water and Sewerage Revenue,
Pre-Refunded, 5.625%, 1/01/33.	$10,000,000	$11,401,500
Pre-Refunded, 5.50%, 1/01/38	5,000,000	5,681,850
Atlanta Airport General Revenue,
Refunding, Series B, 5.00%, 1/01/42	2,000,000	2,228,920
Refunding, Series C, 6.00%, 1/01/30	6,000,000	7,188,540
Series A, 5.00%, 1/01/40	9,000,000	9,834,030
Atlanta Airport Passenger Facility Charge Revenue,
General, sub. lien, Refunding, Series A, 5.00%, 1/01/33	4,005,000	4,597,380
General, sub. lien, Refunding, Series A, 5.00%, 1/01/34	3,250,000	3,718,162
Atlanta and Fulton County Recreation Authority Revenue, Park Improvement, Refunding, Series A, 5.00%,
12/01/35	3,530,000	4,008,456
The Atlanta Development Authority Revenue,
Educational Facilities, Science Park LLC Project, 5.00%, 7/01/32	3,000,000	3,164,040
New Downtown Atlanta Stadium Project, senior lien, Series A-1, 5.25%, 7/01/40.	5,000,000	5,790,500
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26	2,555,000	2,861,907
Atlanta Development Authority Student Housing Facilities Revenue, Piedmont/Ellis LLC University
Commons Project Located on the Campus of Georgia State University, Pre-Refunded, 5.00%, 9/01/32	2,000,000	2,433,240
Atlanta GO, Refunding, Assured Guaranty, 5.25%, 12/01/23	2,000,000	2,322,640
Atlanta Public Safety and Judicial Facilities Authority Revenue, Public Safety Facility Project, AGMC
Insured, 5.00%, 12/01/26.	1,140,000	1,189,772
Atlanta Tax Allocation, Atlantic Station Project, Refunding, Assured Guaranty, 5.00%, 12/01/23.	1,000,000	1,076,310
Atlanta Water and Wastewater Revenue,
Refunding, 5.00%, 11/01/43	10,000,000	11,365,400
Series A, AGMC Insured, 5.50%, 11/01/27	5,000,000	6,255,200
Series A, Pre-Refunded, 6.00%, 11/01/28.	5,055,000	6,000,639
[a]Baldwin County Hospital Authority Revenue,
Oconee Regional Medical Center, 5.25%, 12/01/22	2,500,000	2,220,875
Oconee Regional Medical Center, 5.375%, 12/01/28	2,000,000	1,644,720
Bartow-Catersville Joint Development Authority Revenue, GHC Student Center LLC Project, AGMC
Insured, 5.00%, 6/15/36	4,155,000	4,562,398
Bibb County Development Authority Revenue, Macon State College Foundation Real Estate II LLC Project,
AGMC Insured, 5.00%, 7/01/40	5,000,000	5,452,450
Bleckley-Dodge County Joint Development Authority Student Housing Facilities Revenue, MGC Real Estate
Foundation II LLC Project, 5.00%, 7/01/33	3,500,000	3,791,900
Brunswick and Glynn County Joint Water and Sewer Commission Revenue, Refunding, Series C, AGMC
Insured, 5.00%, 6/01/33	2,045,000	2,273,018
Bulloch County Development Authority Student Housing Revenue, Georgia Southern University Housing
Foundation Five LLC Project, AGMC Insured, 5.00%, 7/01/36	2,055,000	2,272,378
Burke County Development Authority PCR,
OglethorpePowerCorp.VogtleProject,SeriesB,5.50%,1/01/33	5,000,000	5,372,350
Oglethorpe Power Corp. Vogtle Project, Series E, 7.00%, 1/01/23	5,000,000	5,586,700
Carroll City-County Hospital Authority Revenue,
Anticipation Certificates, Tanner Medical Center Inc. Project, 5.00%, 7/01/40	5,000,000	5,539,700
Anticipation Certificates, Tanner Medical Center Inc. Project, 5.00%, 7/01/41	2,000,000	2,231,940
Anticipation Certificates, Tanner Medical Center Inc. Project, Assured Guaranty, 5.00%, 7/01/38.	5,000,000	5,430,200
Carrollton Payroll Development Authority Revenue, UWG Athletic Complex LLC Project, Anticipation
Certificates, Refunding, AGMC Insured, 5.00%, 6/15/37	3,140,000	3,513,566
Cherokee County School System GO, 5.00%, 2/01/33	3,000,000	3,551,250

Quarterly Statement of Investments | See Notes to Statements of Investments. | 45

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Georgia Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Georgia (continued)
Cherokee County Water and Sewerage Authority Revenue,
AGMC Insured, 5.00%, 8/01/35	$3,000,000	$3,270,390
NATL Insured, 6.90%, 8/01/18.	10,000	10,048
City of Gainesville Water and Sewerage Revenue, Refunding, 5.00%, 11/15/28	3,640,000	4,346,342
Clarke County Hospital Authority Revenue, Athens Regional Medical Center Project, Refunding, 5.00%,
1/01/32	2,000,000	2,233,640
Clayton County Development Authority Revenue, Tuff Archives LLC-Secretary of State of Georgia Project,
Refunding, 5.00%, 7/01/33	5,000,000	5,708,150
Clayton County Development Authority Student Housing Revenue, CSU Foundation Real Estate II LLC
Project, AGMC Insured, 5.00%, 7/01/36	3,000,000	3,259,410
Clayton County Hospital Authority Revenue,
Anticipation Certificates, Southern Regional Medical Center Project, Series A, Pre-Refunded, 5.00%,
8/01/30	2,000,000	2,336,560
Anticipation Certificates, Southern Regional Medical Center Project, Series A, Pre-Refunded, 5.25%,
8/01/35	1,000,000	1,179,560
Clayton County Urban RDAR, Clayton County Project, Refunding, 5.00%, 2/01/28.	1,285,000	1,495,239
Cobb County Development Authority Student Housing Revenue, Kennesaw State University Real Estate
Foundations Projects, Senior, Refunding, Series A, 5.00%, 7/15/38	2,000,000	2,220,680
Cobb County Development Authority Student Recreation and Activities Center Revenue,
KSU SRAC Real Estate Foundation LLC Project, 5.00%, 7/15/35	2,500,000	2,790,025
KSU SRAC Real Estate Foundation LLC Project, 5.00%, 7/15/38	2,500,000	2,758,500
Columbus Water and Sewerage Revenue,
AGMC Insured, Pre-Refunded, 5.00%, 5/01/29	2,500,000	2,549,400
Series A, 5.00%, 5/01/33	1,030,000	1,192,060
Coweta County Development Authority Revenue, Piedmont Healthcare Inc. Project, 5.00%, 6/15/40	5,000,000	5,503,250
Dahlonega Water and Wastewater Revenue,
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 9/01/30	1,750,000	1,956,885
Series A, Assured Guaranty, Pre-Refunded, 5.50%, 9/01/37	5,000,000	5,624,950
Decatur County School Building Authority Revenue, High School Project, AGMC Insured, Pre-Refunded,
5.00%, 10/01/32	1,500,000	1,615,785
Decatur Urban RDAR, City of Decatur Projects, Series A, 5.00%, 1/01/38	6,195,000	6,921,054
DeKalb County Public Safety and Judicial Facilities Authority Revenue, Public Safety and Judicial Facility
Project, 5.00%, 12/01/29	2,000,000	2,000,000
DeKalb County Water and Sewerage Revenue,
Refunding, Series B, AGMC Insured, 5.00%, 10/01/35	4,000,000	4,702,400
Second Resolution, Series A, 5.25%, 10/01/41	11,425,000	12,926,588
DeKalb Newton and Gwinnett Counties Joint Development Authority Revenue,
GGC Student Center LLC Project, 5.50%, 7/01/34	3,000,000	3,405,240
GGCF Athletic Fields LLC Project, Series A, AGMC Insured, 5.00%, 7/01/39	5,000,000	5,449,400
DeKalb Private Hospital Authority Revenue, Anticipation Certificates, Children’s Healthcare of Atlanta Inc.
Project, Refunding, 5.25%, 11/15/39	5,000,000	5,610,100
Douglasville-Douglas County Water and Sewer Authority Revenue,
NATL Insured, Pre-Refunded, 5.00%, 6/01/29	3,410,000	3,410,000
NATL Insured, Pre-Refunded, 5.00%, 6/01/32	2,225,000	2,363,884
Fairburn GO, AGMC Insured, 5.75%, 12/01/31	2,000,000	2,407,900
Fayette County School District GO,
AGMC Insured, Pre-Refunded, 4.75%, 3/01/21	1,355,000	1,370,095
AGMC Insured, Pre-Refunded, 4.95%, 3/01/25	1,000,000	1,011,620
Forsyth County School District GO, 5.00%, 2/01/28	1,500,000	1,804,695
Forsyth County Water and Sewerage Authority Revenue, AGMC Insured, Pre-Refunded, 5.00%, 4/01/32	5,000,000	5,296,650

|46

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Georgia Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Georgia (continued)
Fulton County Development Authority Revenue,
AMC Campus Project I LLC Project, AGMC Insured, 5.00%, 6/15/37	$3,075,000	$3,404,548
Georgia Tech Facilities Inc. Project, Refunding, Series A, 5.00%, 6/01/34	4,000,000	4,424,480
Georgia Tech Facilities Inc. Project, Series A, 5.00%, 6/01/41	3,500,000	3,880,800
Georgia Tech Foundation Technology Square Project, Refunding, Series A, 5.00%, 11/01/29	5,000,000	5,803,600
Georgia Tech Foundation Technology Square Project, Refunding, Series A, 5.00%, 11/01/30	2,000,000	2,305,960
Morehouse College Project, Refunding, AMBAC Insured, 5.00%, 12/01/27	5,000,000	5,236,750
Piedmont Healthcare Inc. Project, Refunding, 5.00%, 7/01/44	10,000,000	10,947,700
Piedmont Healthcare Inc. Project, Refunding, Series A, 5.25%, 6/15/37	5,000,000	5,490,650
Gainesville and Hall County Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia
Healthcare Project, Series A, 5.375%, 2/15/40	5,000,000	5,475,450
Georgia School Boards Assn. Inc. COP,
DeKalb County Public Schools Project, AMBAC Insured, 5.00%, 12/01/27	4,285,000	4,454,172
DeKalb County Public Schools Project, NATL Insured, 5.00%, 12/01/25	2,600,000	2,600,000
Georgia State GO, Series B, 5.00%, 7/01/28	3,225,000	3,545,500
Georgia State HFAR, SFM, Series A, 3.80%, 12/01/37	5,000,000	5,118,850
Georgia State Higher Education Facilities Authority Revenue,
USG Real Estate Foundation I LLC Project, Assured Guaranty, Pre-Refunded, 5.625%, 6/15/38	3,000,000	3,355,830
USG Real Estate Foundation I LLC Project, Pre-Refunded, 6.00%, 6/15/34	5,000,000	5,638,822
Georgia State Municipal Assn. Inc. COP, Installment Sale Program, City Court of Atlanta Project, AMBAC
Insured, 5.25%, 12/01/26.	2,000,000	2,006,940
Georgia State Municipal Electric Authority Power Revenue,
Series GG, 5.00%, 1/01/39	7,000,000	7,750,120
Series W, 6.60%, 1/01/18	360,000	381,892
Georgia State Municipal Electric Authority Revenue,
General Resolution Projects, sub. note, Refunding, Series D, 5.50%, 1/01/26	5,000,000	5,553,550
Project One, Subordinated, Series E, NATL Insured, 5.00%, 1/01/25	2,315,000	2,322,501
Georgia State Municipal Gas Authority Revenue,
Gas Portfolio III Project, Refunding, Series S, 5.00%, 10/01/25	2,500,000	2,927,625
Gas Portfolio III Project, Refunding, Series S, 5.00%, 10/01/26	2,500,000	2,917,300
Glynn-Brunswick Memorial Hospital Authority Revenue,
Anticipation Certificates, Southeast Georgia Health System Project, Series A, 5.625%, 8/01/34	530,000	580,546
Anticipation Certificates, Southeast Georgia Health System Project, Series A, Pre-Refunded, 5.625%,
8/01/34	4,470,000	5,013,999
Griffin Combined Public Utility Revenue, Refunding, AGMC Insured, 5.00%, 1/01/24	2,525,000	2,949,957
Gwinnett County Development Authority COP,
Gwinnett County Public Schools Project, Refunding, NATL Insured, 5.25%, 1/01/22	3,000,000	3,589,470
Gwinnett County Public Schools Project, Refunding, NATL Insured, 5.25%, 1/01/24	2,000,000	2,445,840
Gwinnett County Hospital Authority Revenue, Anticipation Certificates, Gwinnett Hospital System Inc.
Project, Series D, AGMC Insured, 5.50%, 7/01/37	4,000,000	4,451,680
Gwinnett County School District GO,
Pre-Refunded, 5.00%, 2/01/32	5,000,000	5,453,661
Pre-Refunded, 5.00%, 2/01/36	5,815,000	6,343,758
Refunding, 5.00%, 2/01/35	3,000,000	3,577,590
Habersham County Hospital Authority Revenue, Anticipation Certificates, XLCA Insured, Pre-Refunded,
5.00%, 12/01/27	2,015,000	2,185,610
Habersham County School District GO, NATL Insured, Pre-Refunded, 5.00%, 4/01/28	2,750,000	2,793,312
Hogansville Combined Public Utility System Revenue, Refunding, AGMC Insured, 6.00%, 10/01/23	3,300,000	3,738,240
LaGrange-Troup County Hospital Authority Revenue, Anticipation Certificates, Series A, 5.50%, 7/01/38	4,000,000	4,351,040
Lawrenceville Building Authority Revenue, 5.00%, 4/01/35	2,270,000	2,614,972
Lincoln County School District GO, Pre-Refunded, 5.50%, 4/01/37	2,200,000	2,523,972

|47

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Georgia Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Georgia (continued)
Macon-Bibb County Hospital Authority Revenue, Anticipation Certificates, The Medical Center of Central
Georgia Inc. Project, 5.00%, 8/01/35.	$5,000,000	$5,487,900
Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%, 9/15/27	5,000,000	6,082,800
Medical Center Hospital Authority Revenue,
Anticipation Certificates, Columbus Regional Healthcare System Inc. Project, Assured Guaranty,
6.375%, 8/01/29.	4,000,000	4,513,440
Anticipation Certificates, Columbus Regional Healthcare System Inc. Project, Refunding, AGMC
Insured, 5.00%, 8/01/41	5,000,000	5,258,200
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue,
Third Indenture Series, Refunding, Series B, AGMC Insured, 5.00%, 7/01/37	10,000,000	10,527,500
[b]Third Indenture Series, Series B, 5.00%, 7/01/45	5,000,000	5,796,050
Municipal Electric Authority of Georgia Revenue, Plant Voltage Units 3 and 4 Project J, Series A, 5.50%,
7/01/60	3,000,000	3,352,500
Newton County IDAR, Georgia Perimeter College Foundation Real Estate Newton LLC Academic Building
Newton Campus Project, Assured Guaranty, 5.00%, 6/01/24	3,150,000	3,214,984
Paulding County GO, Courthouse Government Complex Project, NATL Insured, Pre-Refunded, 5.00%,
2/01/32	4,000,000	4,205,240
Paulding County Hospital Authority Revenue, Anticipation Certificates, Series A, 5.00%, 4/01/42.	3,500,000	3,781,085
Paulding County School District GO, Pre-Refunded, 5.00%, 2/01/33.	4,000,000	4,205,240
Peach County Development Authority Student Housing Facilities Revenue, Fort Valley State University
Foundation Property LLC Project, AMBAC Insured, 5.00%, 6/01/34	3,000,000	3,054,390
Private Colleges and Universities Authority Revenue,
Emory University, Refunding, Series A, 5.00%, 9/01/41	8,695,000	9,871,086
Emory University, Refunding, Series A, 5.00%, 10/01/43	5,000,000	5,711,600
Emory University, Refunding, Series B, 5.00%, 9/01/35	10,000,000	11,145,800
Sandy Springs PFAR, City Center Project, 5.00%, 5/01/41	3,000,000	3,498,000
Savannah EDA Revenue, Armstrong Center LLC Project, Series A, XLCA Insured, 5.00%, 12/01/30	1,500,000	1,500,000
Thomasville Hospital Authority Revenue,
Anticipation Certificates, John D. Archbold Memorial Hospital Inc. Project, 5.25%, 11/01/35	1,000,000	1,129,290
Anticipation Certificates, John D. Archbold Memorial Hospital Inc. Project, 5.375%, 11/01/40	5,000,000	5,574,650
Tift County Hospital Revenue, Anticipation Certificates, Refunding, 5.00%, 12/01/38	2,000,000	2,199,020
Valdosta and Lowndes County Hospital Authority Revenue,
Certificates, South Georgia Medical Center Project, 5.00%, 10/01/33.	2,000,000	2,114,520
Certificates, South Georgia Medical Center Project, Series B, 5.00%, 10/01/41	3,000,000	3,291,570
Walton County Water and Sewer Authority Revenue,
Oconee-Hard Labor Creek, AGMC Insured, 5.00%, 2/01/38	1,355,000	1,419,363
Oconee-Hard Labor Creek, AGMC Insured, Pre-Refunded, 5.00%, 2/01/38	2,490,000	2,713,602
Walton-Hard Labor Creek Reservoir Project, AGMC Insured, 5.00%, 2/01/33	5,000,000	5,344,150
		516,441,098

U.S. Territories 2.6%
Puerto Rico 2.6%
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, 6.00%, 7/01/39	5,000,000	3,212,500
Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	5,000,000	3,262,500
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Series A, 5.375%, 8/01/39	10,000,000	4,175,000
first subordinate, Series C, 5.50%, 8/01/40	5,000,000	2,100,000
Senior Series C, 5.25%, 8/01/40	1,430,000	886,743
		13,636,743
Total Municipal Bonds before Short Term Investments (Cost $505,513,045)		530,077,841

|48

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Georgia Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Short Term Investments (Cost $2,300,000) 0.4%
Municipal Bonds 0.4%
Georgia 0.4%
[c]Burke County Development Authority PCR, Georgia Power Co. Plant Vogtle Project, Second Series, Daily
VRDN and Put, 0.22%, 10/01/32	$2,300,000	$2,300,000
Total Investments (Cost $507,813,045) 99.8%		532,377,841
Other Assets, less Liabilities 0.2%		1,178,198
Net Assets 100.0%		$533,556,039

See Abbreviations on page 145.

aAt November 30, 2015, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
bSecurity purchased on a when-issued basis.
cVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

|49

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2015 (unaudited)

Franklin High Yield Tax-Free Income Fund
	Units	Value

Common Stocks and Other Equity Interests (Cost $717,086) 0.0%†
Consumer Discretionary 0.0%†
[a,b]1155 Island Avenue LLC, LP	9,185,586	$717,082

	Principal
	Amount

Corporate Bonds (Cost $4,684,649) 0.0%†
Consumer Discretionary 0.0%†
[b,c]1155 Island Avenue LLC, PIK, 10.00%, 12/11/24	$4,684,648	4,688,162
Municipal Bonds 97.6%
Alabama 1.9%
Alabama State Port Authority Docks Facilities Revenue, Refunding, 6.00%, 10/01/40	6,000,000	6,952,200
Birmingham Special Care Facilities Financing Authority Health Care Facility Revenue, Children’s
Hospital, Refunding, 4.00%, 6/01/32	10,000,000	10,118,300
Cullman County Health Care Authority GO, Refunding, Series A, 7.00%, 2/01/36	7,500,000	8,161,350
Jefferson County Sewer Revenue,
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/28	7,350,000	3,426,717
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/29	13,465,000	5,763,289
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/30	19,050,000	7,471,219
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/31	24,845,000	8,917,864
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/32	30,825,000	10,150,981
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/33	35,700,000	10,826,025
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/34	28,020,000	7,804,411
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/35	15,000,000	3,843,600
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/36	12,425,000	2,919,999
Capital Appreciation, wts., sub. lien, Refunding, Series F, zero cpn. to 9/30/23, 7.50% thereafter,
10/01/39.	75,000,000	52,410,000
Prattville IDB Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.25%,
3/01/33	5,500,000	6,750,205
Selma IDBR,
Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.80%, 5/01/34	3,000,000	3,343,230
Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.375%, 12/01/35.	3,250,000	3,625,278
		152,484,668
Arizona 2.3%
Arizona Health Facilities Authority Revenue,
Banner Health, Refunding, Series A, 5.00%, 1/01/44.	14,875,000	16,554,536
Catholic Healthcare West, Series B, Sub Series B-1, 5.25%, 3/01/39	10,000,000	10,906,300
Downtown Phoenix Hotel Corp. Revenue, Subordinate, Series B, NATL Insured, Pre-Refunded, 5.00%,
7/01/36	10,000,000	10,037,400
Maricopa County PCC,
PCR, El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 4/01/40	20,000,000	23,377,400
PCR, Public Service Co. of New Mexico Palo Verde Project, Refunding, Series A, 6.25%, 1/01/38 .	15,000,000	16,385,400
Navajo County PCC Revenue, Arizona Public Service Co. Cholla Project, Mandatory Put 6/01/16,
Refunding, Series D, 5.75%, 6/01/34	10,750,000	10,996,927
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Series A, 5.00%, 7/01/40	20,000,000	21,995,000
senior lien, Series A, 5.00%, 7/01/38	15,000,000	16,140,600
Pima County IDAR, Tucson Electric Power Co. Project, Series A, 5.25%, 10/01/40	15,405,000	16,907,758
Pinal County Electrical District No. 3 Electric System Revenue, Refunding, 5.25%, 7/01/41	10,000,000	11,120,300
Salt Verde Financial Corp. Senior Gas Revenue,
5.25%, 12/01/25	6,000,000	7,061,880
5.50%, 12/01/29	11,105,000	13,435,939

Quarterly Statement of Investments | See Notes to Statements of Investments. | 50

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Arizona (continued)
University Medical Center Corp. Hospital Revenue,
Tucson, Pre-Refunded, 6.00%, 7/01/24	$250,000	$292,378
Tucson, Pre-Refunded, 6.25%, 7/01/29	1,000,000	1,178,250
Tucson, Pre-Refunded, 6.50%, 7/01/39	1,500,000	1,780,485
Yuma County IDA Water and Sewer Exempt Facility Revenue, Far West Water and Sewer Inc. Project,
Refunding, Series A, 6.375%, 12/01/37	15,500,000	14,552,485
		192,723,038
California 17.2%
Alvord USD, GO, Riverside County, Capital Appreciation, Election of 2007, Refunding, Series B, AGMC
Insured, zero cpn., 8/01/41	30,750,000	9,349,537
Azusa Special Tax, CFD No. 2005-1, Rosedale, Improvement Area No. 1, 5.00%, 9/01/37	3,890,000	3,922,676
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Series F-1, Pre-Refunded,
5.50%, 4/01/43	29,685,000	32,896,026
Beaumont Financing Authority Local Agency Revenue, Improvement Area No. 19C, Series A, 5.35%,
9/01/36	3,680,000	3,692,659
Beaumont PFAR, Sewer Enterprise Project, Series A, Pre-Refunded, 6.90%, 9/01/23	2,915,000	3,056,582
California County Tobacco Securitization Agency Tobacco Settlement Revenue,
Asset-Backed, Alameda County Tobacco Asset Securitization Corp., 5.875%, 6/01/35	3,700,000	3,700,444
Asset-Backed, Kern County Tobacco Funding Corp., Refunding, 4.00%, 6/01/29	12,735,000	12,736,656
California HFAR, Home Mortgage, Series K, 4.70%, 8/01/31	10,000,000	10,036,000
California Infrastructure and Economic Development Bank Revenue,
North County Center for Self-Sufficiency Corp. Project, AMBAC Insured, 5.00%, 12/01/30	10,300,000	12,130,310
North County Center for Self-Sufficiency Corp. Project, AMBAC Insured, 5.00%, 12/01/35	5,000,000	5,753,800
California State GO,
Various Purpose, 6.00%, 4/01/38	28,725,000	33,229,654
Various Purpose, 5.25%, 11/01/40	47,000,000	54,708,470
Various Purpose, Refunding, 5.25%, 3/01/30	70,000,000	80,287,200
Various Purpose, Refunding, 5.50%, 3/01/40	60,000,000	69,296,400
Various Purpose, Refunding, 5.00%, 10/01/41	10,000,000	11,347,600
California State Health Facilities Financing Authority Revenue,
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/24	5,000,000	5,986,150
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/38	8,000,000	9,426,960
California State Municipal Finance Authority Revenue,
Baptist University, Series A, 5.50%, 11/01/45	17,400,000	17,571,216
Harbor Regional Center Project, Pre-Refunded, 8.50%, 11/01/39	5,000,000	6,423,650
California State PCFA Water Facilities Revenue, American Water Capital Corp. Project, 5.25%,
8/01/40	6,000,000	6,385,260
California State Public Works Board Lease Revenue,
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, 6.00%,
11/01/29.	7,365,000	8,643,785
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, 6.00%,
11/01/34.	17,560,000	20,572,418
Various Capital Projects, Series A, 5.00%, 4/01/30	17,785,000	20,518,021
California Statewide CDA Revenue,
American Baptist Homes of the West, Refunding, 6.00%, 10/01/29	3,125,000	3,540,094
American Baptist Homes of the West, Refunding, 6.25%, 10/01/39	5,000,000	5,631,450
Monterey Institute International, 5.50%, 7/01/31	12,300,000	13,757,673
St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47	5,000,000	5,493,900
St.JosephHealthSystem,SeriesE,AGMCInsured,5.25%,7/01/47	10,000,000	10,762,700
Centinela Valley UHSD, GO, County of Los Angeles, Capital Appreciation, Election of 2010, Series B,
AGMC Insured, zero cpn., 8/01/37	8,400,000	2,624,328

|51

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Chabot-Las Positas Community College District GO,
CapitalAppreciation,SeriesC,AMBACInsured,zerocpn.,8/01/33	$15,000,000	$6,299,850
CapitalAppreciation,SeriesC,AMBACInsured,zerocpn.,8/01/34	10,000,000	3,988,300
Compton Community College District GO,
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/30	3,425,000	1,776,822
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/32	4,000,000	1,788,160
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/34	4,560,000	1,746,343
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/36	5,250,000	1,727,565
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/37	3,065,000	935,162
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/38	6,000,000	1,702,440
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.40% thereafter,
1/15/30	10,000,000	8,036,400
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.50% thereafter,
1/15/31	7,295,000	5,915,005
junior lien, Refunding, Series C, 6.25%, 1/15/33	17,580,000	20,536,429
junior lien, Refunding, Series C, 6.50%, 1/15/43	28,790,000	33,756,851
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Revenue,
Asset-Backed, Series A, 5.00%, 6/01/40	4,000,000	4,515,600
Asset-Backed, Series A, 5.00%, 6/01/45	12,030,000	13,487,314
Livermore CFD Special Tax, No. 06-1, Shea Properties, 5.40%, 9/01/36	6,595,000	6,195,277
Los Angeles Department of Airports Revenue, Los Angeles International Airport, Senior, Series D,
5.00%, 5/15/40	52,685,000	59,406,025
Los Angeles MFR,
Refunding, Series J-1C, 7.125%, 1/01/24.	10,000	10,002
[b]Refunding, Series J-2C, 8.50%, 1/01/24	100,000	100,007
Los Angeles USD, GO, Series KRY, 5.25%, 7/01/34.	36,625,000	42,397,466
M-S-R Energy Authority Gas Revenue,
Series B, 6.125%, 11/01/29	30,505,000	39,381,040
Series B, 7.00%, 11/01/34	20,000,000	28,508,400
Series C, 6.50%, 11/01/39	20,000,000	27,195,200
Novato RDA Tax Allocation, Hamilton Field Redevelopment Project, 6.75%, 9/01/40	3,750,000	4,415,287
Palmdale Elementary School District Special Tax,
CFDNo.90-1,CapitalAppreciation,SeriesA,AGMCInsured,zerocpn.,8/01/28	1,500,000	875,295
CFDNo.90-1,CapitalAppreciation,SeriesA,AGMCInsured,zerocpn.,8/01/30	1,250,000	648,175
CFDNo.90-1,CapitalAppreciation,SeriesA,AGMCInsured,zerocpn.,8/01/31	1,250,000	612,238
CFD No. 90-1, Capital Appreciation, Series A, AGMC Insured, zero cpn. to 8/01/25, 5.625%
thereafter,8/01/34	2,500,000	1,738,400
Riverside County Transportation Commission Toll Revenue,
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/32	4,000,000	1,759,920
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/33	5,500,000	2,275,075
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/41	5,000,000	1,272,600
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/42	7,000,000	1,679,860
senior lien, Series A, 5.75%, 6/01/44	6,065,000	6,788,069
San Buenaventura Revenue,
Community Memorial Health System, 8.00%, 12/01/31	10,000,000	12,568,300
Community Memorial Health System, 7.50%, 12/01/41	15,000,000	18,156,000

|52

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
San Diego USD,
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series
E,zerocpn.to7/01/32,5.25%thereafter,7/01/42	$44,565,000	$23,471,940
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series
E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	33,305,000	17,494,450
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series
G,zerocpn.,7/01/34	5,000,000	2,179,750
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series
G,zerocpn.,7/01/35	10,000,000	4,086,100
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/29 .	10,000,000	11,097,400
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/41	35,256,000	24,448,978
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/42	35,256,000	24,427,472
junior lien, Capital Appreciation, ETM, zero cpn., 1/01/24.	52,700,000	45,234,518
junior lien, Capital Appreciation, ETM, zero cpn., 1/01/25.	45,200,000	37,661,996
junior lien, Capital Appreciation, ETM, zero cpn., 1/01/26.	131,900,000	104,959,425
junior lien, Capital Appreciation, ETM, zero cpn., 1/01/27.	139,100,000	106,561,728
junior lien, Refunding, Series B, 5.25%, 1/15/44	20,000,000	21,749,800
junior lien, Refunding, Series B, 5.25%, 1/15/49	25,000,000	27,029,000
San Jose Special Hotel Tax Revenue, Convention Center Expansion and Renovation Project, 6.50%,
5/01/42	10,000,000	11,895,300
San Mateo UHSD, GO, Capital Appreciation, Election of 2010, Refunding, Series A, zero cpn. to
9/01/28,6.70%thereafter,9/01/41	20,000,000	14,919,600
San Mateo-Foster City School District GO, Capital Appreciation, Election of 2008, Series A, zero cpn.
to 8/01/26, 6.625% thereafter, 8/01/42	50,000,000	37,796,500
San Ysidro School District GO,
Capital Appreciation, Refunding, AGMC Insured, zero cpn., 8/01/42	10,000,000	2,673,500
Capital Appreciation, Refunding, AGMC Insured, zero cpn., 8/01/43	12,500,000	3,160,000
Seal Beach CFD No. 2005-01 Special Tax, Pacific Gateway Business Center, 5.30%, 9/01/36	2,000,000	2,002,000
South Bayside Waste Management Authority Solid Waste Enterprise Revenue, Shoreway
Environmental Center, Series A, 6.00%, 9/01/36	7,740,000	8,939,158
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.25%,
11/01/27	9,855,000	11,766,969
[b,d,e]Stockton PFA Lease Revenue,
Capital Improvement Projects, Series A, 6.75%, 9/01/29	15,905,000	39,763
Capital Improvement Projects, Series A, 7.00%, 9/01/38	12,175,000	30,438
Tustin CFD No. 06-1 Special Tax, Legacy/Columbus Villages, Series A, 6.00%, 9/01/36	19,810,000	20,967,894
		1,410,270,175
Colorado 3.2%
Colorado State Health Facilities Authority Revenue,
The Evangelical Lutheran Good Samaritan Society Project, Refunding, Series A, 5.00%, 6/01/45	10,000,000	10,750,800
Hospital, Refunding, Series C, AGMC Insured, 5.25%, 3/01/40.	20,000,000	21,952,400
Copperleaf Metropolitan District No. 2 GO, Refunding, 5.75%, 12/01/45	2,000,000	2,075,180
Denver City and County Airport System Revenue, Series B, 4.00%, 11/15/43	10,250,000	10,576,360
Denver City and County Special Facilities Airport Revenue, United Air Lines Project, Refunding, Series
A, 5.25%, 10/01/32	5,000,000	5,150,700
Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, XLCA Insured, 5.00%,
12/01/30	15,000,000	15,238,800

|53

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Colorado (continued)
E-470 Public Highway Authority Senior Revenue,
Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/28	$15,000,000	$9,377,550
CapitalAppreciation,SeriesB,NATLInsured,zerocpn.,9/01/29	10,000,000	4,994,800
CapitalAppreciation,SeriesB,NATLInsured,zerocpn.,9/01/30	17,300,000	8,130,481
CapitalAppreciation,SeriesB,NATLInsured,zerocpn.,9/01/31	10,000,000	4,425,300
Current Interest, Series C, 5.375%, 9/01/26	5,000,000	5,598,750
The Plaza Metropolitan District No. 1 Revenue, Refunding, 5.00%, 12/01/40	3,000,000	3,111,000
Public Authority for Colorado Energy Natural Gas Purchase Revenue,
6.125%, 11/15/23	2,465,000	3,057,413
6.25%, 11/15/28	12,500,000	16,009,250
6.50%, 11/15/38	90,100,000	120,916,002
Regional Transportation District COP, Series A, 5.00%, 6/01/25	13,500,000	15,213,960
Superior Metropolitan District No. 1 Special Revenue, Refunding, AMBAC Insured, 5.00%, 12/01/28	7,640,000	7,641,146
[b,f]Villages Castle Rock Metropolitan District No. 4 Revenue, Refunding, 8.50%, 6/01/31	3,000,000	2,130,000
		266,349,892
Connecticut 0.4%
Connecticut State Health and Educational Facilities Authority Revenue,
Hartford Healthcare Issue, Series F, 5.00%, 7/01/45	20,000,000	22,029,400
Quinnipiac University Issue, Refunding, Series L, 5.00%, 7/01/45	10,000,000	11,048,600
		33,078,000
District of Columbia 2.6%
District of Columbia Hospital Revenue, Children’s Hospital Obligated Group Issue, Assured Guaranty,
Pre-Refunded, 5.25%, 7/15/38	11,000,000	12,210,330
District of Columbia Revenue,
American Society of Hematology Issue, 5.00%, 7/01/36	1,500,000	1,635,735
American Society of Hematology Issue, 5.00%, 7/01/42	9,515,000	10,190,946
Assn. of American Medical Colleges Issue, Series B, 5.25%, 10/01/36	12,425,000	13,824,800
Assn. of American Medical Colleges Issue, Series B, 5.00%, 10/01/41	5,010,000	5,441,361
The Catholic University of America Issue, Refunding, 5.00%, 10/01/34	3,750,000	4,079,287
Center for Strategic and International Studies Inc. Issue, Refunding, 6.375%, 3/01/31.	5,200,000	5,865,132
Center for Strategic and International Studies Inc. Issue, Refunding, 6.625%, 3/01/41.	5,500,000	6,240,465
Deed Tax, Series A, 5.00%, 6/01/40	13,000,000	14,074,190
The Methodist Home of the District of Columbia Issue, Series A, 5.125%, 1/01/35	1,565,000	1,547,112
The Methodist Home of the District of Columbia Issue, Series A, 5.25%, 1/01/39	1,015,000	1,005,571
District of Columbia Tobacco Settlement FICO Revenue,
Asset-Backed, Refunding, 6.50%, 5/15/33	22,000,000	27,218,620
CapitalAppreciation,Asset-Backed,SeriesA,zerocpn.,6/15/46	175,000,000	21,859,250
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue, Capital Appreciation,
second lien, Series C, Assured Guaranty, zero cpn. to 10/01/16, 6.50% thereafter, 10/01/41	60,145,000	73,314,951
Washington Convention and Sports Authority Dedicated Tax Revenue, senior lien, Convention Center
Hotel Project, Series A, 5.00%, 10/01/40	10,000,000	10,859,500
		209,367,250
Florida 7.1%
Bartram Springs CDD Special Assessment, Refunding, 4.75%, 5/01/34.	4,250,000	4,251,020
Boggy Creek Improvement District Special Assessment Revenue, Refunding, 5.125%, 5/01/43	4,810,000	4,988,259
Brevard County Health Facilities Authority Health Facilities Revenue, Health First Inc. Project, Series B,
Pre-Refunded, 7.00%, 4/01/39	6,500,000	7,751,965
Brooks of Bonita Springs CDD Capital Improvement Revenue, 6.85%, 5/01/31.	1,105,000	1,106,503
Cape Coral Health Facilities Authority Revenue, Senior Housing, Gulf Care Inc. Project, Refunding,
6.00%, 7/01/45	5,250,000	5,337,623

|54

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Florida (continued)
Cape Coral Water and Sewer Revenue, Refunding, Series A, AGMC Insured, 5.00%, 10/01/42	$7,500,000	$8,334,375
Championsgate CDD Capital Improvement Revenue, Series A, 6.25%, 5/01/20	1,180,000	1,182,797
Citizens Property Insurance Corp. Revenue, High-Risk Account, senior secured, Series A-1, 6.00%,
6/01/17	25,000,000	26,911,750
Collier County Educational Facilities Authority Revenue,
Ave Maria University Inc. Project, Refunding, Series A, 6.00%, 6/01/33	5,500,000	6,153,400
Ave Maria University Inc. Project, Refunding, Series A, 6.00%, 6/01/38	12,000,000	13,384,680
Hodges University Inc. Project, 6.125%, 11/01/43	10,035,000	11,294,694
Escambia County Environmental Improvement Revenue, International Paper Co. Projects, Series A,
9.50%, 3/01/33	7,975,000	9,850,162
Florida State Board of Education Public Education GO, Capital Outlay, Refunding, Series D, 6.00%,
6/01/23	5,000,000	6,433,750
Florida State Mid-Bay Bridge Authority Revenue,
first senior lien, Refunding, Series A, 5.00%, 10/01/35	6,240,000	6,865,123
first senior lien, Refunding, Series A, 5.00%, 10/01/40	3,000,000	3,249,270
Greenway ID Special Assessment Revenue, 5.125%, 5/01/43	34,720,000	35,480,368
Halifax Hospital Medical Center Hospital Revenue,
Daytona Beach, Refunding and Improvement, Series A, 5.375%, 6/01/46	5,205,000	5,271,884
Daytona Beach, Refunding and Improvement, Series A, Pre-Refunded, 5.375%, 6/01/46	12,745,000	13,052,027
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,525,000	7,241,836
Indian Trace Development District Special Assessment, Isles at Weston Project, 5.50%, 5/01/33	2,460,000	2,405,978
Indigo CDD Capital Improvement Revenue,
Refunding, Series A, 7.00%, 5/01/31	750,000	719,370
[b,d]Refunding, Series C, 7.00%, 5/01/30	4,163,999	2,081,999
Lakeland Hospital Revenue,
Lakeland Regional Health Systems, 5.00%, 11/15/40	21,575,000	23,781,475
Lakeland Regional Health Systems, 5.00%, 11/15/45	10,885,000	11,937,144
Lakeland Retirement Community Revenue,
first mortgage, Carpenters Estates, Accredited Investors, Refunding, 5.875%, 1/01/19	870,000	925,228
first mortgage, Carpenters Estates, Accredited Investors, Refunding, 6.25%, 1/01/28	1,230,000	1,293,333
first mortgage, Carpenters Estates, Accredited Investors, Refunding, 6.375%, 1/01/43	2,250,000	2,368,283
Martin County Health Facilities Authority Hospital Revenue,
Martin Memorial Medical Center, 5.50%, 11/15/42	3,800,000	4,134,704
Martin Memorial Medical Center, 5.00%, 11/15/45	7,500,000	8,071,125
Miami-Dade County Aviation Revenue,
Miami International Airport, Refunding, Series A, 5.50%, 10/01/41	20,850,000	23,860,948
Refunding, Series A, 5.00%, 10/01/38	40,000,000	44,076,400
Miami-Dade County Educational Facilities Authority Revenue,
University of Miami Issue, Refunding, Series A, 5.00%, 4/01/40	10,000,000	11,008,800
University of Miami Issue, Refunding, Series B, AMBAC Insured, 5.25%, 4/01/27	10,995,000	13,666,565
Miami-Dade County Expressway Authority Toll System Revenue, Series A, 5.00%, 7/01/40	44,360,000	48,048,534
Miami-Dade County Professional Sports Franchise Facilities Revenue, Capital Appreciation,
Refunding, Series A, Assured Guaranty, zero cpn., 10/01/45	25,000,000	7,181,500
Miami-Dade County School Board COP,
Refunding, Series A, 5.00%, 5/01/31	7,985,000	8,948,789
Refunding, Series B, Assured Guaranty, 5.00%, 5/01/33	14,310,000	15,371,516
North Sumter County Utility Dependent District Utility Revenue,
sub. bond, 6.00%, 10/01/30	3,780,000	4,483,912
sub. bond, 6.25%, 10/01/43	6,865,000	8,035,482

|55

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Florida (continued)
Northern Palm Beach County ID Special Assessment,
Water Control and Improvement, Unit of Development No. 2C, 5.00%, 8/01/34	$2,700,000	$2,747,304
Water Control and Improvement, Unit of Development No. 2C, 5.20%, 8/01/46	6,000,000	6,150,960
Water Control and Improvement, Unit of Development No. 46, Series A, 5.35%, 8/01/41	800,000	815,208
Orlando-Orange County Expressway Authority Revenue, Series C, 5.00%, 7/01/35	7,965,000	8,839,318
Palm Glades CDD Revenue, Special Assessment, Series A, 5.30%, 5/01/36	1,100,000	1,103,685
Pelican Marsh CDD Special Assessment Revenue,
Refunding, 4.875%, 5/01/22	920,000	927,369
Refunding, 5.375%, 5/01/31	1,375,000	1,402,926
Pensacola Airport Revenue, Refunding, 6.00%, 10/01/28	7,000,000	7,662,550
[b,d]Portofino Landings CDD Special Assessment, Series A, 5.40%, 5/01/38	2,705,000	1,062,172
[b]River Place St. Lucie CDD Special Assessment Revenue,
Series A, 7.625%, 5/01/21	600,000	519,828
Series A, 7.625%, 5/01/30	1,590,000	1,364,999
Somerset CDD Revenue, Capital Improvement, 5.30%, 5/01/37	6,800,000	6,748,048
South Broward Hospital District Revenue, South Broward Hospital District Obligated Group, Refunding,
5.00%, 5/01/36	12,500,000	13,323,375
South Miami Health Facilities Authority Hospital Revenue,
Baptist Health South Florida Obligated Group, 5.00%, 8/15/32	15,000,000	15,869,850
Baptist Health South Florida Obligated Group, Refunding, 5.00%, 8/15/42	15,500,000	16,270,350
Verandah East CDD Revenue, Capital Improvement, Series A, 5.40%, 5/01/37.	1,725,000	1,726,846
Village CDD No. 6 Special Assessment Revenue,
Refunding, 4.00%, 5/01/29	6,170,000	6,228,985
Refunding, 4.00%, 5/01/35	3,870,000	3,851,811
Village CDD No. 8 Special Assessment Revenue, 6.375%, 5/01/38	7,300,000	7,886,409
Village CDD No. 9 Special Assessment Revenue,
6.75%, 5/01/31	7,620,000	8,929,192
7.00%, 5/01/41	6,660,000	8,122,536
Refunding, 5.00%, 5/01/22	1,360,000	1,421,744
Refunding, 5.25%, 5/01/31	2,010,000	2,264,446
Refunding, 5.50%, 5/01/42	2,000,000	2,283,320
Village CDD No. 10 Special Assessment Revenue,
5.75%, 5/01/31	2,000,000	2,283,040
5.00%, 5/01/32	5,700,000	6,314,688
5.125%, 5/01/43	8,700,000	9,684,840
6.00%, 5/01/44	8,000,000	9,205,200
Village CDD No. 11 Special Assessment Revenue, 4.125%, 5/01/29	3,225,000	3,277,471
Westchase East CDD Capital Improvement Revenue, 7.10%, 5/01/21	635,000	635,445
Winter Garden Village at Fowler Groves CDD Special Assessment, 5.65%, 5/01/37	1,760,000	1,768,518
		581,235,004
Georgia 3.4%
The Atlanta Development Authority Revenue,
New Downtown Atlanta Stadium Project, second lien, Series B, 5.00%, 7/01/44	4,500,000	4,948,965
New Downtown Atlanta Stadium Project, senior lien, Series A-1, 5.25%, 7/01/44	3,000,000	3,460,980
Atlanta Tax Allocation, Princeton Lakes Project, 5.50%, 1/01/31	1,035,000	1,035,756
Atlanta Water and Wastewater Revenue,
Refunding, 5.00%, 11/01/40	10,000,000	11,391,500
Refunding, Series B, AGMC Insured, 5.25%, 11/01/34.	30,000,000	33,818,700
Series A, Pre-Refunded, 6.25%, 11/01/34	30,000,000	35,898,300
[e]Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.375%, 12/01/28	1,470,000	1,208,869

|56

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Georgia (continued)
Burke County Development Authority PCR,
Oglethorpe Power Corp. Vogtle Project, Series C, 5.70%, 1/01/43.	$55,000,000	$59,354,350
Oglethorpe Power Corp. Vogtle Project, Series E, 7.00%, 1/01/23.	25,000,000	27,933,500
Carrollton Payroll Development Authority Revenue, UWG Phase II LLC Project, AGMC Insured, 5.00%,
6/15/40	2,000,000	2,154,460
Cobb County Development Authority Student Housing Revenue,
Kennesaw State University Real Estate Foundations Projects, Junior Subordinate, Refunding,
Series C, 5.00%, 7/15/33	2,700,000	2,954,286
Kennesaw State University Real Estate Foundations Projects, Junior Subordinate, Refunding,
Series C, 5.00%, 7/15/38	3,000,000	3,225,000
Forsyth County Hospital Authority Revenue,
Anticipation Certificates, Georgia Baptist Health Care System Project, ETM, 6.25%, 10/01/18	2,190,000	2,389,399
Anticipation Certificates, Georgia Baptist Health Care System Project, ETM, 6.375%, 10/01/28	8,000,000	10,152,320
Fulton County Residential Care Revenue, Lenbrook Project, Series A, 5.00%, 7/01/27	5,000,000	5,045,850
Gainesville RDA Educational Facilities Revenue, Riverside Military Academy Project, Refunding,
5.125%, 3/01/37	6,500,000	6,164,990
Glynn-Brunswick Memorial Hospital Authority Revenue, Anticipation Certificates, Southeast Georgia
Health System Project, Refunding, 5.00%, 8/01/34	10,000,000	11,107,500
Main Street Natural Gas Inc. Revenue,
Gas Project, Series A, 5.50%, 9/15/25.	5,000,000	6,057,500
Gas Project, Series A, 5.50%, 9/15/27.	4,000,000	4,866,240
Gas Project, Series A, 5.50%, 9/15/28.	10,000,000	12,185,200
Municipal Electric Authority of Georgia Revenue, Plant Voltage Units 3 and 4 Project J, Series A,
5.50%, 7/01/60	17,000,000	18,997,500
Richmond County Development Authority Environmental Improvement Revenue, International Paper
Co. Project, Series A, 6.25%, 11/01/33	7,000,000	8,107,960
Savannah EDA Revenue, Recovery Zone Facility, International Paper Co. Project, Series A, 6.25%,
11/01/33	4,865,000	5,635,032
		278,094,157
Hawaii 0.3%
Hawaii State Airport System Revenue, Series A, 5.00%, 7/01/45	10,000,000	11,040,100
Hawaii State Department of Budget and Finance Special Purpose Revenue,
Hawaii Pacific University Project, Series A, 6.875%, 7/01/43	5,595,000	6,033,872
Hawaiian Electric Co. Inc. and Subsidiary Projects, 6.50%, 7/01/39.	7,500,000	8,506,650
		25,580,622
Idaho 0.7%
Idaho State Health Facilities Authority Revenue,
St. Luke’s Health System Project, Series A, 6.75%, 11/01/37	12,500,000	14,178,250
St. Luke’s Health System Project, Series A, 5.00%, 3/01/44	5,000,000	5,435,750
Idaho State Housing and Finance Assn. EDR, TDF Facilities Project, Series A, 7.00%, 2/01/36	13,305,000	15,657,324
Nez Perce County PCR, Potlatch Corp. Projects, Refunding, 6.00%, 10/01/24	22,500,000	22,518,675
		57,789,999
Illinois 6.1%
Antioch Village Special Service Area No. 1 Special Tax, Deercrest Project, 6.625%, 3/01/33	3,094,000	3,094,155
Bolingbrook GO, Will and DuPage Counties, Capital Appreciation, Refunding, Series A, zero cpn.,
1/01/35	19,800,000	7,856,838
Bourbonnais Industrial Project Revenue, Olivet Nazarene University Project, 5.50%, 11/01/40	3,570,000	3,866,024
Bryant PCR, Central Illinois Light Co. Project, Refunding, NATL Insured, 5.90%, 8/01/23	5,000	5,020
Bureau County Township High School District No. 502 GO, School Building, Series A, BAM Insured,
6.625%, 10/01/43	5,250,000	6,530,475

|57

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Illinois (continued)
Cary Special Tax, Special Service Area No. 2, Refunding, Assured Guaranty, 5.00%, 3/01/30	$3,025,000	$3,046,054
Chicago O’Hare International Airport Revenue,
General Airport, third lien, Refunding, Series A, AGMC Insured, 5.00%, 1/01/38.	16,500,000	17,457,165
General Airport, third lien, Series A, NATL Insured, 5.00%, 1/01/33	15,000,000	15,056,100
Passenger Facility Charge, Series B, 5.00%, 1/01/35	12,555,000	13,427,070
Passenger Facility Charge, Series B, 5.00%, 1/01/40	20,430,000	21,624,338
Chicago Transit Authority Sales Tax Receipts Revenue,
5.25%, 12/01/36	11,000,000	11,823,460
5.00%, 12/01/44	37,995,000	40,486,712
Chicago Wastewater Transmission Revenue, Project, second lien, 5.00%, 1/01/39	11,000,000	11,604,890
Cook County GO, Refunding, Series C, 5.00%, 11/15/29	34,555,000	36,848,761
Illinois State Finance Authority Education Revenue,
Illinois Charter Schools Project - Noble Network of Charter Schools, Refunding, 5.00%, 9/01/25	2,750,000	3,019,170
Illinois Charter Schools Project - Noble Network of Charter Schools, Refunding, 5.00%, 9/01/32	3,750,000	3,931,050
Illinois State Finance Authority Revenue,
Advocate Health Care Network, Refunding, 4.00%, 8/01/38	13,000,000	12,928,500
Institute of Technology, 6.50%, 2/01/23	1,000,000	1,113,390
Institute of Technology, 7.125%, 2/01/34	1,500,000	1,592,445
Lutheran Hillside Village, Refunding, 5.25%, 2/01/37	7,500,000	7,663,200
OSF Healthcare System, Series A, 5.00%, 11/15/45	20,750,000	22,796,573
Plymouth Place, Refunding, 5.00%, 5/15/37	1,000,000	1,003,710
Plymouth Place, Refunding, 5.25%, 5/15/45	1,100,000	1,112,221
ResurrectionHealthCare,SeriesA,AGMCInsured,5.25%,5/15/29.	14,445,000	15,677,592
Riverside Health System, 6.25%, 11/15/35.	5,000,000	5,815,550
Roosevelt University Project, Refunding, 6.25%, 4/01/29	2,500,000	2,655,675
Roosevelt University Project, Refunding, 6.50%, 4/01/39	19,430,000	20,549,945
Rush University Medical Center Obligated Group, Series B, Pre-Refunded, 7.25%, 11/01/38	10,000,000	11,779,200
Sherman Health Systems, Series A, Pre-Refunded, 5.50%, 8/01/37	17,240,000	18,577,134
Illinois State Finance Authority Student Housing Revenue,
CHF-Cook LLC, Northeastern Illinois University Project, Series A, 5.00%, 7/01/35	5,335,000	5,511,162
CHF-Cook LLC, Northeastern Illinois University Project, Series A, 5.00%, 7/01/47	10,000,000	10,197,900
CHF-DeKalb II LLC, Northern Illinois University Project, 6.875%, 10/01/43.	15,000,000	17,751,150
CHF-Normal LLC, Illinois State University Project, 7.00%, 4/01/43	7,500,000	8,813,100
Illinois State Finance Authority Water Facility Revenue,
American Water Capital Corp. Project, 5.25%, 10/01/39	15,350,000	16,168,769
American Water Capital Corp. Project, 5.25%, 5/01/40	10,415,000	10,992,303
Illinois State GO,
5.25%, 7/01/29	15,000,000	16,235,250
5.25%, 7/01/31	5,000,000	5,361,050
5.50%, 7/01/38	5,000,000	5,360,950
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
McCormick Place Expansion Project, Capital Appreciation, Refunding, Series B, AGMC Insured,
zerocpn.,6/15/45	18,100,000	4,421,106
McCormick Place Expansion Project, Capital Appreciation, Series A, NATL Insured, zero cpn.,
6/15/35	10,000,000	4,129,100
McCormick Place Expansion Project, Series A, 5.50%, 6/15/50	10,475,000	11,053,744
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place Convention
Center, ETM, 7.00%, 7/01/26	7,500,000	9,906,750
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Capital
Appreciation, Refunding, Series A, zero cpn., 12/15/52	26,000,000	3,562,260
Otter Creek Water Reclamation District Kane County GO, Separate Waterworks and Sewerage
Systems Alternate Revenue Source, Refunding, XLCA Insured, 5.00%, 1/01/39	3,000,000	3,097,410

|58

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Illinois (continued)
Railsplitter Tobacco Settlement Authority Revenue,
6.25%, 6/01/24	$6,000,000	$6,159,840
Refunding, 6.00%, 6/01/28	24,650,000	29,122,989
Yorkville United City Special Service Area Special Tax,
No. 2004-104, MPI Grande Reserve Project, 6.375%, 3/01/34	3,900,000	3,656,601
No. 2005-108, Autumn Creek Project, 6.00%, 3/01/36	4,133,000	4,109,525
		498,553,376
Indiana 1.6%
Carmel RDA Lease Rental Revenue, Multipurpose, Series A, 4.00%, 2/01/38	6,000,000	6,234,540
Delaware County Hospital Authority Hospital Revenue, Cardinal Health System Obligated Group,
Pre-Refunded, 5.25%, 8/01/36	5,000,000	5,161,950
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project,
Series A, 5.00%, 6/01/32	10,000,000	10,578,700
Indiana State Finance Authority Revenue,
Baptist Homes of Indiana Senior Living, 5.75%, 11/15/41	5,000,000	5,439,800
Deaconess Health System Obligated Group, Refunding, Series A, 4.00%, 3/01/37	5,000,000	5,084,900
Deaconess Health System Obligated Group, Refunding, Series A, 5.00%, 3/01/39	5,000,000	5,504,700
Educational Facilities, Marian University Project, 6.375%, 9/15/41	12,500,000	14,177,000
Greencroft Obligated Group, Series A, 7.00%, 11/15/43	5,000,000	5,680,800
Private Activity, Ohio River Bridges East End Crossing Project, Series A, 5.00%, 7/01/40	19,620,000	20,603,158
Indiana State Finance Authority Wastewater Utility Revenue, CWA Authority Project, first lien, Series
A, 4.00%, 10/01/42	22,620,000	23,495,846
Indiana State Health and Educational Facility Financing Authority Hospital Revenue,
Community Foundation of Northwest Indiana Obligated Group, Pre-Refunded, 5.50%, 3/01/37	4,185,000	4,435,556
Community Foundation of Northwest Indiana Obligated Group, Refunding, 5.50%, 3/01/37	3,815,000	3,995,564
Indiana State Municipal Power Agency Power Supply System Revenue, Series B, 6.00%, 1/01/39	4,000,000	4,473,960
Jasper County PCR,
Northern Indiana Public Service Co. Project, Refunding, Series C, NATL Insured, 5.60%,
11/01/16.	10,000,000	10,416,100
Northern Indiana Public Service Co. Project, Refunding, Series C, NATL Insured, 5.85%, 4/01/19 .	5,000,000	5,633,800
		130,916,374
Iowa 0.6%
Iowa Higher Education Loan Authority Revenue, Private College Facility, Upper Iowa University Project,
Refunding, 6.00%, 9/01/39	11,000,000	11,433,070
Tobacco Settlement Authority Tobacco Settlement Revenue, Capital Appreciation, Asset-Backed,
Refunding, Series B, 5.60%, 6/01/34	35,850,000	35,645,655
		47,078,725
Kansas 0.1%
Kansas State Development Finance Authority Hospital Revenue, Adventist Health System/Sunbelt
Obligated Group, Refunding, Series C, 5.75%, 11/15/38	6,250,000	7,125,625
Kentucky 1.1%
Kentucky Economic Development Finance Authority Hospital Revenue, Owensboro Medical Health
System Inc., Refunding, Series A, 6.50%, 3/01/45	18,330,000	21,033,675
Kentucky Economic Development Finance Authority Louisville Arena Project Revenue, Louisville Arena
Authority Inc., Series A, Sub Series A-1, Assured Guaranty, 6.00%, 12/01/42	5,000,000	5,401,750
Kentucky State Public Transportation Infrastructure Authority First Tier Toll Revenue,
Downtown Crossing Project, Capital Appreciation, zero cpn. to 6/30/23, 6.60% thereafter, 7/01/39 .	10,000,000	7,452,600
Downtown Crossing Project, Capital Appreciation, zero cpn. to 6/30/23, 6.75% thereafter, 7/01/43 .	5,000,000	3,683,400

|59

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Kentucky (continued)
Louisville/Jefferson County Metro Government College Revenue,
Improvement, Bellarmine University Inc. Project, 5.625%, 5/01/29	$5,555,000	$6,067,726
Improvement, Bellarmine University Inc. Project, 6.125%, 5/01/39	5,000,000	5,437,550
Louisville/Jefferson County Metro Government Health Facilities Revenue, Jewish Hospital and St.
Mary’s HealthCare Inc. Project, Pre-Refunded, 6.125%, 2/01/37	11,500,000	12,809,275
Ohio County PCR, Big Rivers Electric Corp. Project, Refunding, Series A, 6.00%, 7/15/31	10,500,000	10,642,485
Owen County Waterworks System Revenue,
American Water Co. Project, Series A, 6.25%, 6/01/39	8,000,000	9,023,600
American Water Co. Project, Series A, 5.375%, 6/01/40	10,000,000	10,786,500
		92,338,561
Louisiana 2.8%
Beauregard Parish Revenue, Boise Cascade Corp. Project, Refunding, 6.80%, 2/01/27	13,990,000	14,047,779
Louisiana Local Government Environmental Facilities and CDA Revenue,
Westlake Chemical Corp. Projects, 6.75%, 11/01/32	41,250,000	44,661,787
Westlake Chemical Corp. Projects, Series A, 6.50%, 8/01/29	9,000,000	10,578,600
Westlake Chemical Corp. Projects, Series A-2, 6.50%, 11/01/35	8,000,000	9,421,440
Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady Health
System Project, Series A, Pre-Refunded, 6.75%, 7/01/39	10,000,000	11,957,300
Louisiana Public Facilities Authority Revenue,
Entergy Gulf States Louisiana LLC Project, Refunding, Series A, 5.00%, 9/01/28	25,000,000	25,088,750
Ochsner Clinic Foundation Project, 6.50%, 5/15/37	5,000,000	5,965,200
Ochsner Clinic Foundation Project, 6.75%, 5/15/41	15,500,000	18,600,465
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/47.	3,755,000	4,023,558
Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/38	7,210,000	7,528,394
Ochsner Clinic Foundation Project, Series B, 5.50%, 5/15/47	7,305,000	7,608,669
Ochsner Clinic Foundation Project, Series B, Pre-Refunded, 5.25%, 5/15/38	2,790,000	2,968,197
Ochsner Clinic Foundation Project, Series B, Pre-Refunded, 5.50%, 5/15/47	2,695,000	2,876,832
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	56,075,000	57,712,390
St. Tammany Public Trust Financing Authority Revenue,
Christwood Project, Refunding, 5.25%, 11/15/29	1,200,000	1,247,736
Christwood Project, Refunding, 5.25%, 11/15/37	1,650,000	1,661,665
Tobacco Settlement FICO Revenue, Tobacco Settlement, Asset-Backed, Refunding, Series A, 5.25%,
5/15/35	1,000,000	1,087,210
		227,035,972
Maine 0.3%
Maine State Health and Higher Educational Facilities Authority Revenue,
Maine General Medical Center Issue, 6.75%, 7/01/36	4,250,000	4,747,930
Maine General Medical Center Issue, 7.00%, 7/01/41	10,000,000	11,215,400
Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20	4,800,000	4,822,272
		20,785,602
Maryland 0.5%
Harford County Special Obligation Tax Allocation, Beachtree Estates Project, 7.50%, 7/01/40	7,000,000	7,561,120
Maryland State Community Development Administration Department of Housing and CDR, Housing,
Series A, 5.875%, 7/01/16	100,000	100,291
Maryland State EDC, EDR, Series A, 5.75%, 6/01/35	13,070,000	14,317,270
Maryland State EDC Port Facilities Revenue, CNX MarineTerminals Inc. Port of Baltimore Facility,
Refunding, 5.75%, 9/01/25	8,600,000	6,713,332

|60

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Maryland (continued)
Maryland State Health and Higher Educational Facilities Authority Revenue,
Anne Arundel Health System Issue, Series A, Pre-Refunded, 6.75%, 7/01/39	$3,000,000	$3,598,860
Edenwald Issue, Series A, Pre-Refunded, 5.40%, 1/01/37	1,200,000	1,234,656
Washington County Hospital Issue, Pre-Refunded, 6.00%, 1/01/43	6,000,000	6,635,040
		40,160,569
Massachusetts 1.2%
Massachusetts Bay Transportation Authority Revenue,
Assessment, Refunding, Series A, 4.00%, 7/01/37	15,000,000	15,553,050
General Transportation System, Series A, 7.00%, 3/01/21	775,000	925,087
General Transportation System, Series A, ETM, 7.00%, 3/01/21.	560,000	585,312
Massachusetts State Development Finance Agency Revenue,
North Hill Communities Issue, Series A, 6.25%, 11/15/28	2,250,000	2,463,457
North Hill Communities Issue, Series A, 6.25%, 11/15/33	2,000,000	2,155,480
North Hill Communities Issue, Series A, 6.50%, 11/15/43	4,125,000	4,464,817
Massachusetts State Development Finance Agency Solid Waste Disposal Revenue, Mandatory Put
5/01/19, Pre-Refunded, 5.75%, 12/01/42	3,700,000	4,282,491
Massachusetts State Educational Financing Authority Education Loan Revenue, Refunding, Series K,
5.25%, 7/01/29	8,990,000	9,714,954
Massachusetts State Port Authority Special Facilities Revenue, ConRAC Project, Series A, 5.125%,
7/01/41	10,340,000	11,135,560
Massachusetts State Special Obligation Dedicated Tax Revenue, Refunding, NATL Insured, 5.50%,
1/01/34	35,000,000	44,696,400
		95,976,608
Michigan 5.9%
Detroit City School District GO, School Building and Site Improvement, Series A, AGMC Insured,
6.00%, 5/01/29	15,900,000	19,784,529
Detroit GO, Distributable State Aid, 5.25%, 11/01/35	23,000,000	24,311,690
Detroit Sewage Disposal System Revenue,
second lien, Series A, NATL Insured, 5.00%, 7/01/35	25,750,000	25,845,532
second lien, Series B, Assured Guaranty, 5.00%, 7/01/36	10,000,000	10,052,800
second lien, Series B, NATL Insured, 5.50%, 7/01/29	5,000,000	6,049,100
second lien, Series B, NATL Insured, 5.00%, 7/01/36	3,000,000	3,015,840
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding,
Series A, 5.25%, 7/01/39	12,000,000	13,011,240
Detroit Water Supply System Revenue,
Refunding, Series D, NATL Insured, 5.00%, 7/01/33	20,430,000	20,597,322
second lien, Refunding, Series C, AGMC Insured, 5.00%, 7/01/33	11,000,000	11,083,160
Ecorse City GO, Financial Recovery, Dedicated Tax, 6.50%, 11/01/35	5,215,000	5,649,566
Garden City Hospital Finance Authority Hospital Revenue, Garden City Hospital Obligated Group,
Series A, Pre-Refunded, 5.00%, 8/15/38	5,250,000	5,617,815
Michigan State Building Authority Revenue,
Facilities Program, Refunding, Series I, 6.00%, 10/15/38	2,300,000	2,584,464
Facilities Program, Refunding, Series II-A, 5.375%, 10/15/41	10,000,000	11,418,700
Facilities Program, Series I, Pre-Refunded, 6.00%, 10/15/38	3,700,000	4,229,396
Michigan State Finance Authority Hospital Revenue,
Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/39	27,525,000	30,255,205
Trinity Health Credit Group, Series MI, Pre-Refunded, 5.00%, 12/01/39	75,000	89,710
Michigan State Finance Authority Limited Obligation Revenue,
Higher Education, Thomas M. Cooley Law School Project, Refunding, 6.00%, 7/01/24	3,000,000	3,067,650
Higher Education, Thomas M. Cooley Law School Project, Refunding, 6.75%, 7/01/44	5,505,000	5,827,483

|61

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Michigan (continued)
Michigan State Finance Authority Revenue,
Local Government Loan Program, Public Lighting Authority Local Project, Refunding, Series B,
5.00%, 7/01/39	$7,600,000	$8,181,324
Local Government Loan Program, Public Lighting Authority Local Project, Refunding, Series B,
5.00%, 7/01/44	10,000,000	10,682,300
Local Government Loan Program, Refunding, senior lien, Series C-1, 5.00%, 7/01/44.	10,000,000	10,596,800
Local Government Loan Program, Refunding, senior lien, Series C-3, AGMC Insured, 5.00%,
7/01/32	10,000,000	11,071,700
Local Government Loan Program, Refunding, senior lien, Series C-3, AGMC Insured, 5.00%,
7/01/33	3,000,000	3,309,840
Local Government Loan Program, Refunding, senior lien, Series D-1, AGMC Insured, 5.00%,
7/01/37	5,000,000	5,405,150
Local Government Loan Program, Refunding, senior lien, Series D-4, 5.00%, 7/01/29.	11,000,000	12,187,450
Local Government Loan Program, Refunding, senior lien, Series D-4, 5.00%, 7/01/30.	9,000,000	9,908,550
Local Government Loan Program, Refunding, senior lien, Series D-4, 5.00%, 7/01/34.	10,000,000	10,833,000
Local Government Loan Program, senior lien, Series C-6, 5.00%, 7/01/33	10,000,000	10,871,100
School District of the City of Detroit, Refunding, 5.50%, 6/01/21.	10,000,000	10,690,600
Michigan State Hospital Finance Authority Revenue,
MidMichigan Obligated Group, Series A, Pre-Refunded, 6.125%, 6/01/34	4,065,000	4,755,725
Oakwood Obligated Group, Series A, Pre-Refunded, 5.00%, 7/15/37	3,680,000	3,931,454
Trinity Health Credit Group, Refunding, Series C, 5.00%, 12/01/34	26,810,000	29,752,397
Trinity Health Credit Group, Series C, Pre-Refunded, 5.00%, 12/01/34	2,050,000	2,472,690
Michigan Tobacco Settlement Finance Authority Revenue,
Tobacco Settlement Asset-Backed, Senior Series A, 6.00%, 6/01/34.	2,500,000	2,326,000
Tobacco Settlement Asset-Backed, Senior Series A, 6.00%, 6/01/48.	10,000,000	8,874,600
Royal Oak Hospital Finance Authority Hospital Revenue,
William Beaumont Hospital Obligated Group, Refunding, Series D, 5.00%, 9/01/39	54,320,000	59,537,979
William Beaumont Hospital Obligated Group, Series V, Pre-Refunded, 8.25%, 9/01/39	20,000,000	23,897,000
William Beaumont Hospital Obligated Group, Series W, Pre-Refunded, 6.00%, 8/01/39	33,120,000	38,927,261
Wayne County Airport Authority Revenue, Detroit Metropolitan Wayne County Airport, Series B, BAM
Insured, 5.00%, 12/01/39	5,500,000	6,122,930
		486,827,052
Minnesota 0.3%
Minneapolis Health Care System Revenue,
Fairview Health Services, Series A, Pre-Refunded, 6.625%, 11/15/28	11,000,000	12,748,780
Fairview Health Services, Series A, Pre-Refunded, 6.75%, 11/15/32	6,250,000	7,266,250
Minneapolis Senior Housing and Healthcare Revenue,
Ecumen - Abiitan Mill City Project, 5.25%, 11/01/45	2,800,000	2,832,396
Ecumen - Abiitan Mill City Project, 5.375%, 11/01/50	1,000,000	1,003,420
		23,850,846
Mississippi 0.8%
Lowndes County Solid Waste Disposal and PCR, Weyerhaeuser Co. Project, Refunding, Series B,
6.70%, 4/01/22	18,875,000	23,152,452
Warren County Gulf Opportunity Zone Revenue,
International Paper Co. Project, Series A, 5.50%, 9/01/31	20,000,000	21,055,800
International Paper Co. Project, Series A, 6.50%, 9/01/32	10,000,000	11,204,100
International Paper Co. Project, Series A, 5.80%, 5/01/34	7,000,000	7,800,870
		63,213,222

|62

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Missouri 0.7%
Missouri State Health and Educational Facilities Authority Health Facilities Revenue, Mercy Health,
Series F, 5.00%, 11/15/45	$25,000,000	$27,697,500
Missouri State Joint Municipal Electric Utility Commission Power Project Revenue, Iatan 2 Project,
Series A, Pre-Refunded, 6.00%, 1/01/39	11,000,000	12,666,390
St. Louis Airport Revenue,
Lambert-St. Louis International Airport, Series A-1, 6.25%, 7/01/29	7,000,000	7,951,580
Lambert-St. Louis International Airport, Series A-1, 6.625%, 7/01/34	3,000,000	3,511,830
St. Louis County IDA Senior Living Facilities Revenue, Friendship Village Chesterfield, 5.00%, 9/01/42 .	7,000,000	7,067,270
		58,894,570
Nebraska 0.1%
Douglas County Hospital Authority No. 3 Revenue, Health Facilities Methodist Health System,
Refunding, 5.00%, 11/01/45	6,750,000	7,326,383
Nevada 0.4%
Clark County ID Special Assessment,
Local ID No. 128, The Summerlin Centre, Series A, 5.00%, 2/01/26	1,320,000	1,167,104
Local ID No. 128, The Summerlin Centre, Series A, 5.05%, 2/01/31	1,035,000	866,916
Local ID No. 142, Mountain’s Edge Local Improvement, Refunding, 5.00%, 8/01/21	1,465,000	1,578,464
[g]Local ID No. 159, Summerlin Village 16A, 5.00%, 8/01/35	1,000,000	1,010,180
Henderson GO,
Sewer, Refunding, Series A, 4.00%, 6/01/33.	5,240,000	5,537,894
Sewer, Refunding, Series A, 4.00%, 6/01/34.	4,230,000	4,456,855
Henderson Local ID Special Assessment,
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 4.90%, 3/01/16.	1,335,000	1,333,638
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.00%, 3/01/18.	940,000	932,753
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.00%, 3/01/19.	940,000	927,912
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.10%, 3/01/22.	1,405,000	1,363,609
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.125%, 3/01/25	1,500,000	1,391,655
No. T-17, Limited Obligation Improvement, Madeira Canyon, 5.00%, 9/01/16	695,000	702,659
No. T-17, Limited Obligation Improvement, Madeira Canyon, 5.00%, 9/01/25	1,260,000	1,295,431
Overton Power District No. 5 Special Obligation Revenue, Pre-Refunded, 8.00%, 12/01/38	7,500,000	9,022,725
		31,587,795
New Hampshire 0.2%
[b]New Hampshire Higher Educational and Health Facilities Authority Revenue, Hillcrest Terrace Issue,
7.50%, 7/01/24	10,550,000	10,554,748
New Hampshire State Business Finance Authority Revenue, Elliot Hospital Obligated Group, Series A,
6.125%, 10/01/39	5,000,000	5,539,800
		16,094,548
New Jersey 3.6%
Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding, Series A, 5.75%,
1/01/40	5,000,000	5,796,600
New Jersey EDA Revenue,
Montclair State University Student Housing Project, Provident Group, Montclair Properties LLC,
Series A, 5.875%, 6/01/42	5,000,000	5,555,750
Provident Group, Rowan Properties LLC, Rowan University Student Housing Project, Series A,
5.00%, 1/01/48	5,000,000	5,226,150
New Jersey EDA Special Facility Revenue,
Continental Airlines Inc. Project, 4.875%, 9/15/19	13,985,000	14,731,100
Continental Airlines Inc. Project, 5.125%, 9/15/23	19,800,000	21,750,102
Continental Airlines Inc. Project, 5.25%, 9/15/29	37,900,000	41,280,680

|63

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority Revenue,
St. Barnabas Health Care System Issue, Capital Appreciation, Refunding, Series B, zero cpn.,
7/01/33	$57,680,000	$24,091,205
St. Barnabas Health Care System Issue, Capital Appreciation, Refunding, Series B, zero cpn.,
7/01/34	52,330,000	20,740,995
St. Joseph’s Healthcare System Obligated Group Issue, 6.625%, 7/01/38	27,015,000	29,822,399
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, 5.00%, 6/15/38	4,810,000	4,903,603
[g]Transportation Program, Series AA, 5.25%, 6/15/41	2,500,000	2,622,275
Transportation Program, Series AA, 5.00%, 6/15/44	24,015,000	24,635,052
Transportation System, Capital Appreciation, Series A, zero cpn., 12/15/38	46,750,000	13,130,205
Transportation System, Series A, 6.00%, 12/15/38	35,705,000	39,103,045
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	19,295,000	22,176,515
Transportation System, Series B, 5.25%, 6/15/36	17,500,000	18,301,850
Transportation System, Series D, 5.00%, 6/15/32	3,500,000	3,641,855
		297,509,381
New Mexico 1.8%
Farmington PCR,
Public Service Co. of New Mexico, San Juan Project, Refunding, Series B, 5.90%, 6/01/40	58,000,000	63,692,120
Public Service Co. of New Mexico, San Juan Project, Refunding, Series C, 5.90%, 6/01/40	18,435,000	20,244,211
Public Service Co. of New Mexico, San Juan Project, Refunding, Series D, 5.90%, 6/01/40	53,520,000	58,772,453
New Mexico State Hospital Equipment Loan Council First Mortgage Revenue, Haverland Carter
Lifestyle Group, 5.00%, 7/01/42	5,000,000	5,030,400
		147,739,184
New York 3.8%
Long Island Power Authority Electric System Revenue, General, Series A, Pre-Refunded, 6.00%,
5/01/33	12,500,000	14,609,125
MAC for City of Troy Revenue,
Capital Appreciation, Series C, NATL Insured, zero cpn., 7/15/21	428,010	378,305
Capital Appreciation, Series C, NATL Insured, zero cpn., 1/15/22	649,658	564,514
MTA Revenue,
Transportation, Refunding, Series D, 5.00%, 11/15/38	8,790,000	9,958,630
Transportation, Refunding, Series D, 5.25%, 11/15/40	10,000,000	11,367,600
Transportation, Series A, 5.00%, 11/15/41	15,500,000	17,124,245
Transportation, Series A, Sub Series A-1, 5.00%, 11/15/45	13,700,000	15,387,977
Transportation, Series E, 5.00%, 11/15/33	10,000,000	11,427,900
New York City GO,
Refunding, Series H, 6.125%, 8/01/25	5,000	5,023
Series F, 7.50%, 2/01/21	5,000	5,028
Series G, 7.50%, 2/01/22	5,000	5,028
New York City HDC, MFMR, 8 Spruce Street, Class F, 4.50%, 2/15/48.	7,500,000	7,743,150
New York City IDA Civic Facility Revenue, Amboy Properties Corp. Project, Refunding, 6.75%, 6/01/20.	3,820,000	3,819,809
New York City IDA Special Facility Revenue,
American Airlines Inc., JFK International Airport Project, 7.625%, 8/01/25	31,860,000	33,468,930
American Airlines Inc., JFK International Airport Project, 7.75%, 8/01/31	15,000,000	15,712,050
New York Liberty Development Corp. 3 World Trade Center Project, Class 2, Refunding, 5.375%,
11/15/40	10,000,000	10,495,700
New York Liberty Development Corp. Liberty Revenue, Second Priority, Bank of America Tower at One
Bryant Park Project, Class 3, Refunding, 6.375%, 7/15/49	18,500,000	20,938,670
New York Liberty Development Corp. Revenue, Goldman Sachs Headquarters Issue, 5.25%, 10/01/35.	65,000,000	77,535,900

|64

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues,
Non-State Supported Debt, Orange Regional Medical Center, 6.125%, 12/01/29	$16,000,000	$17,554,400
Non-State Supported Debt, Orange Regional Medical Center, 6.25%, 12/01/37	30,000,000	32,718,300
Niagara County Tobacco Asset Securitization Corp., Asset Backed, 4.00%, 5/15/29	4,350,000	4,356,525
The Port Authority of New York and New Jersey Special Project Revenue, Continental Airlines Inc.,
Eastern Project, La Guardia, 9.125%, 12/01/15	5,135,000	5,135,000
		310,311,809
North Carolina 0.6%
Albemarle Hospital Authority Health Care Facilities Revenue, Pre-Refunded, 5.25%, 10/01/27	4,500,000	4,859,145
Columbus County Industrial Facilities and PCFA Revenue,
Environmental Improvement, International Paper Co. Projects, Series A, 6.25%, 11/01/33	1,300,000	1,505,764
Recovery Zone Facility, International Paper Co. Projects, Series B, 6.25%, 11/01/33	4,000,000	4,633,120
North Carolina State Department of Transportation Private Activity Revenue, I-77 Hot Lanes Project,
5.00%, 12/31/37	3,100,000	3,321,557
North Carolina State Medical Care Commission Health Care Facilities Revenue,
Duke University Health System, Series A, 5.00%, 6/01/42	15,000,000	16,824,150
Pennybyrn at Maryfield, first mortgage, Refunding, 5.00%, 10/01/25	2,595,000	2,854,967
Pennybyrn at Maryfield, first mortgage, Refunding, 5.00%, 10/01/30	2,790,000	2,965,770
Pennybyrn at Maryfield, first mortgage, Refunding, 5.00%, 10/01/35	3,500,000	3,652,040
North Carolina State Medical Care Commission Retirement Facilities Revenue,
Galloway Ridge, first mortgage, Refunding, Series A, 5.25%, 1/01/41	2,720,000	2,759,195
United Church Homes and Services, first mortgage, Refunding, Series A, 5.00%, 9/01/37	2,100,000	2,111,655
The United Methodist Retirement Homes Project, first mortgage, Refunding, Series C, 5.50%,
10/01/32.	1,600,000	1,601,232
		47,088,595
Ohio 2.4%
Allen County Hospital Facilities Revenue, Mercy Health, Refunding and Improvement, Series A, 5.00%,
11/01/43	10,000,000	11,091,000
American Municipal Power-Ohio Inc. Revenue,
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/38	1,315,000	1,392,440
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/42	2,500,000	2,772,700
Prairie State Energy Campus Project, Series A, Pre-Refunded, 5.00%, 2/15/38	20,970,000	22,886,658
Bowling Green Student Housing Revenue, CFP I LLC, State University Project, 6.00%, 6/01/45	12,500,000	13,360,000
Buckeye Tobacco Settlement Financing Authority Revenue, Tobacco Settlement, Senior Current
Interest Turbo Term, Series A-2, 5.75%, 6/01/34	5,000,000	4,310,900
Butler County Hospital Facilities Revenue, UC Health, 5.50%, 11/01/40	10,000,000	11,497,900
Fairfield County Hospital Revenue, Improvement, Medical Centre Project, Refunding, 5.00%, 6/15/43	10,000,000	10,479,000
Franklin County Hospital Facilities Revenue, OhioHealth Corp., 5.00%, 5/15/45	10,000,000	11,121,300
Hamilton County Healthcare Revenue,
Life Enriching Communities Project, Series A, 6.50%, 1/01/41	4,970,000	5,625,841
Life Enriching Communities Project, Series A, 6.625%, 1/01/46	2,500,000	2,825,725
Lake County Hospital Facilities Revenue, Lake Hospital System Inc., Refunding, 5.00%, 8/15/45	6,000,000	6,503,220
Little Miami Local School District GO, School Improvement, Refunding, 6.875%, 12/01/34	5,770,000	6,688,873
Miami County Hospital Facilities Revenue, Upper Valley Medical Center, Refunding and Improvement,
5.25%, 5/15/26	2,750,000	2,805,358
Ohio State Air Quality Development Authority Revenue, Environmental Improvement, Buckeye
Power Inc. Project, 6.00%, 12/01/40.	15,000,000	17,573,550
Ohio State Turnpike and Infrastructure Commission Revenue, Infrastructure Projects, Capital
Appreciation, junior lien, Series A-3, zero cpn. to 2/14/23, 5.75% thereafter, 2/15/35	35,000,000	30,375,800
Scioto County Hospital Facilities Revenue, Southern Ohio Medical Center, Refunding, 5.75%, 2/15/38 .	17,000,000	18,383,970

|65

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
Southeastern Port Authority Hospital Facilities Revenue,
Memorial Health System Obligated Group Project, Refunding, 5.00%, 12/01/35	$1,000,000	$1,038,150
Memorial Health System Obligated Group Project, Refunding, 5.00%, 12/01/43	1,000,000	1,013,740
Memorial Health System Obligated Group Project, Refunding, 5.50%, 12/01/43	1,300,000	1,382,433
Memorial Health System Obligated Group Project, Refunding and Improvement, 6.00%, 12/01/42 .	14,000,000	15,248,240
		198,376,798
Oklahoma 0.1%
Oklahoma Development Finance Authority Continuing Care Retirement Revenue, Inverness Village
Community, Refunding, 5.75%, 1/01/37	5,000,000	5,145,950
Oregon 0.3%
Multnomah County Hospital Facilities Authority Revenue,
Mirabella South Waterfront Project, Refunding, Series A, 5.40%, 10/01/44.	3,000,000	3,226,410
Mirabella South Waterfront Project, Refunding, Series A, 5.50%, 10/01/49.	5,500,000	5,946,655
Oregon Health and Science University Revenue, Series A, 5.75%, 7/01/39	5,000,000	5,714,900
Salem Hospital Facility Authority Revenue,
Capital Manor Inc., Refunding, 5.00%, 5/15/22	1,000,000	1,078,130
Capital Manor Inc., Refunding, 5.75%, 5/15/27	1,000,000	1,117,260
Capital Manor Inc., Refunding, 5.625%, 5/15/32	1,000,000	1,098,710
Capital Manor Inc., Refunding, 6.00%, 5/15/42	3,100,000	3,379,465
Capital Manor Inc., Refunding, 6.00%, 5/15/47	2,000,000	2,174,440
		23,735,970
Pennsylvania 2.2%
Allegheny County Higher Education Building Authority University Revenue,
Carlow University Project, Refunding, 6.75%, 11/01/31	1,215,000	1,412,182
Carlow University Project, Refunding, 7.00%, 11/01/40	2,000,000	2,340,520
Beaver County IDAR, Pollution Control, FirstEnergy Nuclear Generation Corp. Project, Mandatory Put
7/01/21, Refunding, Series A, 4.00%, 1/01/35	10,000,000	10,235,900
Chester County IDA Revenue,
Renaissance Academy Charter School Project, 5.00%, 10/01/34	1,500,000	1,599,060
Renaissance Academy Charter School Project, 5.00%, 10/01/39	1,725,000	1,819,306
Renaissance Academy Charter School Project, 5.00%, 10/01/44	1,160,000	1,212,119
Commonwealth Financing Authority Revenue,
Series A, 5.00%, 6/01/33	4,500,000	5,037,435
Series A, 5.00%, 6/01/35	7,500,000	8,331,675
Series B, 5.00%, 6/01/42	12,000,000	13,030,320
Delaware County IDAR, Resource Recovery Facility, Refunding, Series A, 6.20%, 7/01/19.	9,280,000	9,291,879
Lancaster County Hospital Authority Revenue,
Brethren Village Project, Series A, 6.375%, 7/01/30	1,000,000	1,030,360
Brethren Village Project, Series A, 6.50%, 7/01/40	3,000,000	3,081,960
Northampton County General Purpose Authority Hospital Revenue, St. Luke’s Hospital Project, Series
A, 5.50%, 8/15/40	15,000,000	16,142,850
Pennsylvania State Economic Development Financing Authority Exempt Facilities Revenue, PPL
Energy Supply LLC Project, 5.00%, 12/01/38	25,000,000	25,239,750
Pennsylvania State Turnpike Commission Turnpike Revenue,
Capital Appreciation, Subordinate, Series C, AGMC Insured, zero cpn. to 6/01/16, 6.25%
thereafter,6/01/33	5,000,000	6,097,000
Motor License Fund Enhanced Turnpike, Capital Appreciation, Subordinate Special, Series B, Sub
SeriesB-2,zerocpn.to11/30/28,5.75%thereafter,12/01/37	20,000,000	12,253,600
Motor License Fund Enhanced Turnpike, Capital Appreciation, Subordinate Special, Series B, Sub
Series B-2, zero cpn. to 12/01/28, 5.875% thereafter, 12/01/40	25,075,000	15,298,508
sub. bond, Series B, 5.75%, 6/01/39	20,000,000	22,562,400

|66

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
Philadelphia Water and Wastewater Revenue,
Series A, 5.00%, 7/01/40	$10,000,000	$11,229,000
Series A, 5.00%, 7/01/45	10,000,000	11,134,300
		178,380,124
Rhode Island 0.3%
Rhode Island State Health and Educational Building Corp. Revenue,
Hospital Financing, Care New England Issue, Refunding, Series A, 6.00%, 9/01/33	7,320,000	7,906,479
Hospital Financing, Lifespan Obligated Group Issue, Refunding, NATL Insured, 5.75%, 5/15/23	405,000	406,628
Hospital Financing, Lifespan Obligated Group Issue, Series A, 7.00%, 5/15/39.	8,200,000	9,307,574
Tobacco Settlement FICO Revenue, Asset-Backed, Capital Appreciation, Series B, zero cpn., 6/01/52 .	90,000,000	3,870,900
		21,491,581
South Carolina 1.0%
SCAGO Educational Facilities Corp. for Calhoun School District Revenue, School District of Calhoun
County Project, Assured Guaranty, 5.00%, 12/01/26	7,540,000	7,748,783
SCAGO Educational Facilities Corp. for Williamsburg School District Revenue, School District of
Williamsburg County Project, Refunding, Assured Guaranty, 5.00%, 12/01/31	2,000,000	2,048,400
South Carolina Jobs EDA Student Housing Revenue, Coastal Housing Foundation LLC Project, Series
A, Pre-Refunded, 6.50%, 4/01/42	10,000,000	12,223,700
South Carolina State Public Service Authority Revenue, Series B, Refunding, 5.125%, 12/01/43	52,890,000	58,838,009
		80,858,892
Tennessee 1.0%
Johnson City Health and Educational Facilities Board Hospital Revenue,
Mountain States Health Alliance, Capital Appreciation, first mortgage, Refunding, Series A, NATL
Insured, zero cpn., 7/01/27	19,365,000	11,673,222
Mountain States Health Alliance, Capital Appreciation, first mortgage, Refunding, Series A, NATL
Insured, zero cpn., 7/01/28	19,400,000	11,084,578
Mountain States Health Alliance, Capital Appreciation, first mortgage, Refunding, Series A, NATL
Insured, zero cpn., 7/01/29	19,365,000	10,429,408
Mountain States Health Alliance, Capital Appreciation, first mortgage, Refunding, Series A, NATL
Insured, zero cpn., 7/01/30	19,370,000	9,756,669
Knox County Health Educational and Housing Facility Board Hospital Revenue,
Covenant Health, Capital Appreciation, Refunding and Improvement, Series A, zero cpn., 1/01/37 .	12,760,000	4,480,547
Covenant Health, Capital Appreciation, Refunding and Improvement, Series A, zero cpn., 1/01/39 .	13,755,000	4,352,082
Knox County Health Educational and Housing Facility Board Revenue, University Health System Inc.,
Refunding, 5.25%, 4/01/36	23,475,000	24,196,856
Memphis-Shelby County Airport Authority Airport Revenue,
Refunding, Series B, 5.75%, 7/01/23	5,000,000	5,804,350
Refunding, Series B, 5.75%, 7/01/24	3,500,000	4,058,075
		85,835,787
Texas 9.0%
Austin Convention Enterprises Inc. Convention Center Hotel Revenue, second tier, Refunding, Series
B, 5.75%, 1/01/34	15,750,000	16,017,277
Brazos County Health Facilities Development Corp. Franciscan Services Corp. Revenue, Obligated
Group, St. Joseph Regional Health Center, Pre-Refunded, 5.50%, 1/01/38	5,250,000	5,866,822
Capital Area Cultural Education Facilities Finance Corp. Revenue, The Roman Catholic Diocese of
Austin, Series B, 6.125%, 4/01/45	10,000,000	11,263,300
Central Texas Regional Mobility Authority Revenue,
Capital Appreciation, senior lien, Refunding, zero cpn., 1/01/35	3,000,000	1,281,150
Capital Appreciation, senior lien, Refunding, zero cpn., 1/01/37	2,500,000	958,575
Capital Appreciation, senior lien, Refunding, zero cpn., 1/01/38	2,405,000	873,568

|67

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Texas (continued)
Central Texas Regional Mobility Authority Revenue, (continued)
Capital Appreciation, senior lien, Refunding, zero cpn., 1/01/39	$2,545,000	$877,032
senior lien, Refunding, 5.75%, 1/01/25	2,350,000	2,695,380
senior lien, Refunding, 5.75%, 1/01/31	2,500,000	2,907,175
senior lien, Refunding, 6.00%, 1/01/41	7,925,000	9,227,474
senior lien, Refunding, 6.25%, 1/01/46	24,340,000	28,275,778
senior lien, Series A, 5.00%, 1/01/45	5,000,000	5,431,750
Clifton Higher Education Finance Corp. Revenue, Uplift Education, Series A, 5.00%, 12/01/45	3,855,000	4,017,720
Corpus Christi Utility System Revenue, Improvement, junior lien, Series A, 5.00%, 7/15/45	15,000,000	16,771,350
Dallas/Fort Worth International Airport Revenue,
Joint Improvement, Series A, 5.00%, 11/01/42	12,000,000	13,220,520
Joint Improvement, Series A, 5.00%, 11/01/45	50,000,000	54,965,000
Joint Improvement, Series B, 5.00%, 11/01/44	11,385,000	12,601,715
El Paso Downtown Development Corp. Special Revenue, Downtown Ballpark Venue Project, Series A,
7.25%, 8/15/38	15,000,000	17,765,250
Fort Bend Grand Parkway Toll Road Authority Ltd. Contract Tax and Toll Road Revenue, sub. lien,
4.00%, 3/01/46	8,000,000	8,145,760
Grand Parkway Transportation Corp. System Toll Revenue,
Capital Appreciation, Series B, zero cpn. to 9/30/23, 5.80% thereafter, 10/01/45	10,000,000	7,917,700
First Tier Toll, Series A, 5.125%, 10/01/43	2,850,000	3,071,445
Harris County Cultural Education Facilities Finance Corp. Revenue,
first mortgage, Brazos Presbyterian Homes Inc. Project, Series B, 7.00%, 1/01/43	3,000,000	3,543,810
first mortgage, Brazos Presbyterian Homes Inc. Project, Series B, 7.00%, 1/01/48	5,250,000	6,166,335
Harris County Health Facilities Development Corp. Hospital Revenue, Memorial Hermann Healthcare
System, Series B, Pre-Refunded, 7.25%, 12/01/35	13,500,000	15,987,375
Houston Airport System Revenue, United Airlines Inc. Terminal E Project, Refunding, 4.75%, 7/01/24	10,000,000	10,965,700
Kerrville Health Facilities Development Corp. Hospital Revenue,
Peterson Regional Medical Center Project, Refunding, 5.00%, 8/15/30	2,300,000	2,553,598
Peterson Regional Medical Center Project, Refunding, 5.00%, 8/15/35	2,000,000	2,174,460
Lower Colorado River Authority Transmission Contract Revenue,
LCRA Transmission Services Corp. Project, Refunding, 5.00%, 5/15/40	4,250,000	4,751,840
LCRA Transmission Services Corp. Project, Refunding, 5.00%, 5/15/45	6,350,000	7,056,691
Lufkin Health Facilities Development Corp. Revenue, Memorial Health System of East Texas,
Pre-Refunded, 6.25%, 2/15/37	5,000,000	5,817,700
Matagorda County Navigation District No. 1 PCR, Central Power and Light Co. Project, Refunding,
Series A, 6.30%, 11/01/29	10,000,000	11,243,700
Mesquite Health Facilities Development Corp. Revenue,
Christian Care Centers Inc. Project, Refunding, 5.00%, 2/15/36	1,000,000	1,033,900
Christian Care Centers Inc. Project, Refunding, 5.125%, 2/15/42	1,750,000	1,799,998
New Hope Cultural Education Facilities Finance Corp. First Mortgage Revenue, Morningside Ministries
Project, 6.50%, 1/01/43	4,350,000	4,826,847
New Hope Cultural Education Facilities Finance Corp. Retirement Facilities Revenue, Wesleyan
Homes Inc. Project, Refunding, 5.50%, 1/01/43	3,200,000	3,254,720
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue,
CHF - Collegiate Housing Stephenville III LLC, Tarleton State University Project, Series A, 5.00%,
4/01/47	6,420,000	6,642,132
CHF-Stephenville LLC, Tarleton State University Project, Series A, 6.00%, 4/01/45.	3,000,000	3,355,440
NCCD-College Station Properties LLC, Texas A&M University Project, Series A, 5.00%, 7/01/47	30,000,000	30,920,100

|68

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Texas (continued)
North Texas Tollway Authority Revenue,
Special Projects System, Capital Appreciation, first tier, Refunding, Series I, 6.50%, 1/01/43	$25,000,000	$31,319,750
Special Projects System, Capital Appreciation, Series B, zero cpn., 9/01/37.	7,500,000	2,867,325
Special Projects System, Capital Appreciation, Series C, zero cpn. to 9/01/21, 6.75% thereafter,
9/01/45	25,000,000	24,943,750
Special Projects System, Capital Appreciation, Series C, zero cpn. to 9/01/23, 7.00% thereafter,
9/01/43	10,000,000	9,222,100
System, first tier, Refunding, Series A, 5.625%, 1/01/33	560,000	605,517
System, first tier, Refunding, Series A, 6.25%, 1/01/39.	12,500,000	14,250,750
System, first tier, Refunding, Series A, 5.75%, 1/01/48.	4,015,000	4,330,940
System, first tier, Refunding, Series B, 5.00%, 1/01/38	10,000,000	10,720,900
System, first tier, Refunding, Series B, 5.75%, 1/01/40	1,420,000	1,533,259
System, first tier, Refunding, Series K, Sub Series K-2, 6.00%, 1/01/38	15,000,000	16,753,500
System, first tier, Series A, Pre-Refunded, 5.625%, 1/01/33	440,000	482,698
System, first tier, Series A, Pre-Refunded, 5.75%, 1/01/48	25,985,000	28,573,366
System, first tier, Series B, Pre-Refunded, 5.75%, 1/01/40	10,260,000	11,281,999
System, second tier, Refunding, Series A, 5.00%, 1/01/35	10,500,000	11,784,990
System, second tier, Series F, Pre-Refunded, 5.75%, 1/01/38	20,000,000	22,014,000
[e]Red River Health Facilities Development Corp. First Mortgage Revenue,
[b]Eden Home Project, 7.25%, 12/15/42	11,000,000	10,499,940
Wichita Falls Retirement Foundation Project, Refunding, 5.50%, 1/01/32	1,500,000	1,572,435
Wichita Falls Retirement Foundation Project, Refunding, 5.125%, 1/01/41	2,000,000	2,020,180
San Antonio Public Facilities Corp. Lease Revenue,
Refunding and Improvement, Convention Center Refinancing and Expansion Project, 4.00%,
9/15/33	2,500,000	2,627,225
Refunding and Improvement, Convention Center Refinancing and Expansion Project, 4.00%,
9/15/42	39,000,000	39,647,790
Tarrant County Cultural Education Facilities Finance Corp. Revenue,
Texas Health Resources System, Refunding, 5.00%, 11/15/40	15,225,000	16,557,340
Trinity Terrace Project, The Cumberland Rest Inc., Refunding, Series A-1, 5.00%, 10/01/44.	2,500,000	2,603,025
Trinity Terrace Project, The Cumberland Rest Inc., Refunding, Series A-1, 5.00%, 10/01/49.	2,625,000	2,723,464
Texas State Municipal Gas Acquisition and Supply Corp. III Gas Supply Revenue,
5.00%, 12/15/30	25,000,000	27,368,750
5.00%, 12/15/31	24,500,000	26,693,730
5.00%, 12/15/32	10,000,000	10,850,000
Texas State Transportation Commission Turnpike System Revenue,
first tier, Refunding, Series A, 5.00%, 8/15/41	5,000,000	5,453,600
first tier, Refunding, Series B, 5.00%, 8/15/37	5,000,000	5,562,050
second tier, Refunding, Series C, 5.00%, 8/15/37	11,055,000	12,132,420
second tier, Refunding, Series C, 5.00%, 8/15/42	15,965,000	17,359,702
Tyler Health Facilities Development Corp. Hospital Revenue,
East Texas Medical Center Regional Healthcare System Project, Refunding and Improvement,
Series A, 5.375%, 11/01/37	8,000,000	8,122,080
Mother Frances Hospital Regional Health Care Center Project, Series B, 5.00%, 7/01/37	2,500,000	2,547,750
Wood County Central Hospital District Hospital Revenue, East Texas Medical Center Quitman Project,
6.00%, 11/01/41	9,350,000	10,289,207
		741,561,619

|69

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Virginia 0.8%
Norfolk EDA Health Care Facilities Revenue, Sentara Healthcare, Refunding, Series B, 5.00%,
11/01/43	$17,575,000	$19,384,522
Tobacco Settlement FICO Revenue, Capital Appreciation, Second Subordinate, Refunding, Series D,
zerocpn.,6/01/47	50,000,000	1,304,000
Virginia Small Business Financing Authority Revenue,
Elizabeth River Crossings OPCO LLC Project, senior lien, 6.00%, 1/01/37	8,000,000	9,145,600
Elizabeth River Crossings OPCO LLC Project, senior lien, 5.50%, 1/01/42	35,790,000	38,823,918
		68,658,040
Washington 2.0%
FYI Properties Lease Revenue,
Washington State District Project, 5.50%, 6/01/34.	11,935,000	13,502,066
Washington State District Project, 5.50%, 6/01/39.	16,250,000	18,324,638
Greater Wenatchee Regional Events Center Public Facilities District Revenue, Refunding, Series A,
5.50%, 9/01/42	3,150,000	3,297,672
Ocean Shores Local ID No. 1 Tax Allocation, 7.25%, 2/01/31	10,615,000	13,261,213
Skagit County Public Hospital District No. 1 Revenue,
Skagit Valley Hospital, 5.75%, 12/01/32	2,000,000	2,131,740
Skagit Valley Hospital, 5.75%, 12/01/35	5,355,000	5,874,435
[b]Washington State Economic Development Finance Authority Environmental Facilities Revenue,
Coalview Centralia LLC Project, 9.50%, 8/01/25	13,735,000	14,408,152
Washington State Health Care Facilities Authority Revenue,
Central Washington Health Services Assn., Pre-Refunded, 7.00%, 7/01/39	8,500,000	10,221,335
Fred Hutchinson Cancer Research Center, Series A, Pre-Refunded, 6.00%, 1/01/33.	7,500,000	8,800,200
Kadlec Medical Center, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/30	4,000,000	4,179,160
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/42	19,725,000	21,544,829
Providence Health and Services, Series A, FGIC Insured, Pre-Refunded, 5.00%, 10/01/36	305,000	316,736
Seattle Children’s Hospital, Refunding, Series B, 5.00%, 10/01/38	10,000,000	11,286,400
Virginia Mason Medical Center, Series B, ACA Insured, 6.00%, 8/15/37.	30,000,000	31,870,200
Washington State Higher Education Facilities Authority Revenue, Whitworth University Project,
Refunding, 5.625%, 10/01/40	5,235,000	5,630,033
		164,648,809
West Virginia 0.6%
County Commission of Harrison County Solid Waste Disposal Revenue, Allegheny Energy Supply Co.
LLC Harrison Station Project, Refunding, Series D, 5.50%, 10/15/37	14,745,000	15,151,667
Kanawha County Commission Student Housing Revenue, The West Virginia State University
Foundation Project, 6.75%, 7/01/45	6,650,000	7,318,990
Pleasants County PCR, County Commission, Series F, 5.25%, 10/15/37	24,250,000	24,965,133
		47,435,790
Wisconsin 0.6%
Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/33	15,000,000	17,236,200
Wisconsin State Health and Educational Facilities Authority Revenue,
Beaver Dam Community Hospitals Inc., Refunding, Series A, 5.25%, 8/15/34	5,000,000	5,244,750
Thedacare Inc., AMBAC Insured, Pre-Refunded, 5.00%, 12/15/30	9,530,000	9,545,534
Thedacare Inc., Refunding, 5.00%, 12/15/44	6,605,000	7,227,323
Thedacare Inc., Series A, 5.50%, 12/15/38	5,000,000	5,658,250
Wisconsin State Public Finance Authority Revenue, Adams-Columbia Electric Cooperative, Series A,
NATL Insured, 5.50%, 12/01/40	6,755,000	7,762,508
		52,674,565

|70

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Wyoming 0.3%
Campbell County Solid Waste Facilities Revenue, Basin Electric Power Cooperative, Dry Fork Station
Facilities, Series A, 5.75%, 7/15/39	$5,500,000	$6,284,245
West Park Hospital District Revenue, West Park Hospital Project, Series A, 7.00%, 6/01/40	5,500,000	6,406,840
Wyoming CDA Student Housing Revenue,
CHF-Wyoming LLC, University of Wyoming Project, 6.25%, 7/01/31	600,000	673,560
CHF-Wyoming LLC, University of Wyoming Project, 6.50%, 7/01/43	1,600,000	1,785,440
Wyoming Municipal Power Agency Power Supply System Revenue,
Series A, 5.50%, 1/01/28	1,350,000	1,460,052
Series A, 5.50%, 1/01/33	2,360,000	2,548,847
Series A, 5.50%, 1/01/38	2,810,000	3,028,843
Series A, 5.375%, 1/01/42	2,750,000	2,933,287
		25,121,114

U.S. Territories 5.4%
Guam 1.4%
Government of Guam GO,
Series A, 6.00%, 11/15/19	6,580,000	7,206,284
Series A, Pre-Refunded, 5.125%, 11/15/27	7,270,000	7,838,805
Series A, Pre-Refunded, 6.75%, 11/15/29	10,000,000	12,169,400
Series A, Pre-Refunded, 5.25%, 11/15/37	37,000,000	39,984,050
Series A, Pre-Refunded, 7.00%, 11/15/39	15,000,000	18,398,550
Guam Government Business Privilege Tax Revenue, Refunding, Series D, 5.00%, 11/15/39.	15,000,000	16,582,350
Guam Government Department of Education COP,
John F. Kennedy High School Project, Series A, 6.625%, 12/01/30	5,065,000	5,583,656
John F. Kennedy High School Project, Series A, 6.875%, 12/01/40	4,000,000	4,400,360
Guam Government Waterworks Authority Water and Wastewater System Revenue, 5.625%, 7/01/40	4,000,000	4,426,920
		116,590,375
Northern Mariana Islands 0.1%
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Senior Series A, 6.60%,
3/15/28	5,955,000	6,028,663
Puerto Rico 3.3%
Children’s Trust Fund Tobacco Settlement Revenue,
Asset-Backed, Refunding, 5.50%, 5/15/39	11,500,000	11,604,305
Asset-Backed, Refunding, 5.625%, 5/15/43	4,000,000	3,999,800
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A, 5.75%, 7/01/41	15,000,000	9,600,000
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	26,990,000	17,610,975
Series A, 7.25%, 7/01/30	25,000,000	16,312,500
Series A, 6.75%, 7/01/36	29,750,000	19,411,875
Series A, 7.00%, 7/01/43	5,000,000	3,262,500
Series WW, 5.50%, 7/01/38	16,355,000	10,671,638
Series XX, 5.75%, 7/01/36	8,620,000	5,624,550
Series XX, 5.25%, 7/01/40	59,030,000	38,517,075
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
Authority Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	11,865,000	11,304,497
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Series S, 6.00%, 7/01/41	8,000,000	4,540,000
[d]Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B,
5.50%, 8/01/31	92,125,000	17,734,063

|71

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, first subordinate, Series A, zero cpn., 8/01/33	$12,150,000	$1,564,191
Capital Appreciation, first subordinate, Series A, zero cpn., 8/01/34	4,000,000	481,400
Capital Appreciation, first subordinate, Series A, zero cpn., 8/01/36	17,800,000	1,851,734
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/16, 6.75% thereafter, 8/01/32	60,970,000	25,539,114
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/19, 6.25% thereafter, 8/01/33	36,500,000	11,424,135
CapitalAppreciation,SubSeriesA,zerocpn.,8/01/34	59,465,000	6,681,487
first subordinate, Series A, 5.50%, 8/01/42.	51,560,000	21,655,200
first subordinate, Series A, 6.00%, 8/01/42.	32,365,000	13,916,950
first subordinate, Series A, 6.50%, 8/01/44.	14,750,000	6,563,750
first subordinate, Series C, 5.50%, 8/01/40.	25,000,000	10,500,000
		270,371,739
U.S. Virgin Islands 0.6%
Virgin Islands PFAR,
senior lien, Capital Projects, Series A-1, 5.00%, 10/01/24	555,000	611,516
senior lien, Refunding, Series B, 5.00%, 10/01/25	1,500,000	1,650,135
sub. lien, Refunding, Series C, 5.00%, 10/01/19	9,145,000	10,067,456
sub. lien, Refunding, Series C, 5.00%, 10/01/22	10,000,000	11,014,500
Virgin Islands Matching Fund Loan Note, Diageo Project, Series A, 6.625%, 10/01/29	18,380,000	20,556,192
Virgin Islands Matching Fund Loan Note, Working Capital, sub. lien, Refunding, Series B, 5.25%,
10/01/29.	5,750,000	6,363,985
		50,263,784
Total U.S. Territories		443,254,561
Total Municipal Bonds (Cost $7,363,085,943)		7,994,567,202

Total Investments before Short Term Investments (Cost $7,368,487,678)		7,999,972,446

Short Term Investments 0.5%
Municipal Bonds 0.5%
Georgia 0.5%
[h]Burke County Development Authority PCR, Georgia Power Co. Plant Vogtle Project, Second Series,
Daily VRDN and Put, 0.22%, 10/01/32	5,000,000	5,000,000
[h]Heard County Development Authority PCR, Georgia Power Co. Plant Wansley Project, First Series,
Daily VRDN and Put, 0.13%, 9/01/29	21,700,000	21,700,000
[h]Monroe County Development Authority PCR,
Georgia Power Co. Plant Sherer Project, First Series, Daily VRDN and Put, 0.22%, 4/01/32	4,700,000	4,700,000
Georgia Power Co. Plant Sherer Project, First Series, Daily VRDN and Put, 0.22%, 11/01/48	6,000,000	6,000,000
Total Short Term Investments (Cost $37,400,000)		37,400,000
Total Investments (Cost $7,405,887,678) 98.1%		8,037,372,446
Other Assets, less Liabilities 1.9%		156,723,953
Net Assets 100.0%		$8,194,096,399

|72

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

See Abbreviations on page 145.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity has been deemed illiquid because it may not be able to be sold within seven days. At November 30, 2015, the aggregate value of these securities was $48,197,290, representing 0.59% of net assets.
cIncome may be received in additional securities and/or cash.
dDefaulted security or security for which income has been deemed uncollectible.
eAt November 30, 2015, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
fThe bond pays interest and/or principal based upon the issuer’s ability to pay, which may be less than the stated interest rate or principal paydown.
gSecurity purchased on a when-issued basis.
hVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

|73

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2015 (unaudited)

Franklin Insured Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 97.7%
Alabama 4.9%
Birmingham Airport Authority Airport Revenue, AGMC Insured, 5.50%, 7/01/40	$20,000,000	$22,322,800
Birmingham Waterworks Board Water Revenue, Series A, Assured Guaranty, 5.25%, 1/01/39	5,000,000	5,471,650
Chatom IDB Gulf Opportunity Zone Revenue,
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/30	5,250,000	5,865,562
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/37	5,000,000	5,468,200
Houston County Health Care Authority Revenue,
Series A, AMBAC Insured, 5.125%, 10/01/24	5,855,000	5,940,776
Series A, AMBAC Insured, 5.125%, 10/01/25	6,065,000	6,152,154
Leeds Public Educational Building Authority Educational Facilities Revenue, Assured Guaranty, 5.125%,
4/01/38.	10,865,000	11,571,768
Limestone County Water and Sewer Authority Water Revenue,
AMBAC Insured, 5.00%, 12/01/35.	3,765,000	3,786,272
AMBAC Insured, Pre-Refunded, 5.00%, 12/01/35	5,335,000	5,375,866
Pell City GO,
wts., XLCA Insured, Pre-Refunded, 5.00%, 2/01/24	1,020,000	1,027,814
wts., XLCA Insured, Pre-Refunded, 5.00%, 2/01/34	5,195,000	5,234,794
Phenix City Water and Sewer Revenue, wts., Series A, AGMC Insured, 5.00%, 8/15/40	8,090,000	8,879,584
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student
Housing LLC, University of Alabama Ridgecrest Residential Project, Assured Guaranty, 6.75%, 7/01/38	5,000,000	5,663,950
University of Alabama at Birmingham Hospital Revenue, Refunding, Series A, AMBAC Insured, 5.00%,
9/01/41.	5,000,000	5,119,550
		97,880,740
Alaska 0.6%
Alaska Energy Authority Power Revenue, Bradley Lake Project, Refunding, NATL Insured, 6.25%, 7/01/21 .	5,000	5,022
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Assured
Guaranty, Pre-Refunded, 6.00%, 9/01/32	10,000,000	11,812,700
		11,817,722
Arizona 3.1%
Arizona State COP,
Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/26.	8,500,000	9,650,645
Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/28.	10,000,000	11,274,300
Department of Administration, Series A, AGMC Insured, 5.00%, 10/01/29.	5,000,000	5,567,550
Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/27	8,000,000	8,993,600
Downtown Phoenix Hotel Corp. Revenue, Subordinate, Series B, NATL Insured, Pre-Refunded, 5.00%,
7/01/36.	6,450,000	6,474,123
Maricopa County IDA Hospital System Revenue, Samaritan Health Services, Series A, NATL Insured,
ETM, 7.00%, 12/01/16	120,000	121,608
Pima County Sewer System Revenue, Obligations, AGMC Insured, 5.00%, 7/01/25	7,000,000	8,073,240
Tucson Water System Revenue, Series B, AGMC Insured, Pre-Refunded, 5.00%, 7/01/32	12,000,000	12,800,280
		62,955,346
Arkansas 0.4%
Benton Regional Public Water Authority Water Revenue, Refunding and Improvement, XLCA Insured,
Pre-Refunded, 5.00%, 10/01/35	5,230,000	5,613,830
Board of Trustees of the University of Arkansas Revenue, Various Facility, Fayetteville Campus, AMBAC
Insured, Pre-Refunded, 5.00%, 11/01/36	3,205,000	3,339,225
		8,953,055

Quarterly Statement of Investments | See Notes to Statements of Investments. | 74

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California 10.7%
California State GO,
Refunding, NATL Insured, 5.00%, 10/01/32	$20,000	$20,072
Various Purpose, AGMC Insured, 6.00%, 4/01/38	30,000,000	34,704,600
Various Purpose, NATL Insured, Pre-Refunded, 4.75%, 3/01/35.	20,855,000	21,090,597
California State Public Works Board Lease Revenue,
Various Capital Projects, Series A, AGMC Insured, 5.00%, 4/01/28	13,030,000	15,274,548
Various Capital Projects, Series A, AGMC Insured, 5.00%, 4/01/29	21,000,000	24,441,480
Various Capital Projects, Series G, Sub Series G-1, Assured Guaranty, 5.25%, 10/01/24	5,000,000	5,684,850
California State University Revenue, Systemwide, Series A, AGMC Insured, 5.00%, 11/01/39	10,000,000	10,744,200
Colton Joint USD, GO, San Bernardino and Riverside Counties, Election of 2008, Series A, Assured
Guaranty, 5.375%, 8/01/34	10,000,000	11,295,000
East Side UHSD Santa Clara County GO, Election of 2008, Series B, Assured Guaranty, 5.25%, 8/01/35	23,800,000	26,401,340
Los Angeles USD, GO, Election of 2004, Series H, AGMC Insured, 5.00%, 7/01/32	32,565,000	34,350,865
Montebello USD, GO, Election of 2004, Series A-1, Assured Guaranty, 5.25%, 8/01/34	5,000,000	5,568,900
Richmond Joint Powers Financing Authority Lease Revenue, Civic Center Project, Refunding, Assured
Guaranty, 5.75%, 8/01/29	13,315,000	15,272,039
San Jose RDA Tax Allocation, Merged Area Redevelopment Project, Refunding, Series D, Assured
Guaranty, 5.00%, 8/01/22	10,000,000	10,712,300
		215,560,791
Colorado 3.3%
Colorado State Board of Governors University Enterprise System Revenue,
Series A, NATL Insured, 5.00%, 3/01/37	1,350,000	1,405,269
Series A, NATL Insured, Pre-Refunded, 5.00%, 3/01/37	8,650,000	9,125,577
Colorado State Health Facilities Authority Revenue,
Catholic Health Initiatives, Series C-7, AGMC Insured, 5.00%, 9/01/36	20,000,000	21,244,600
Health Facility Authority, Hospital, Refunding, Series B, AGMC Insured, 5.25%, 3/01/36	10,000,000	11,021,500
Denver City and County Airport System Revenue,
Series C, NATL Insured, ETM, 6.125%, 11/15/25	3,590,000	4,623,597
Series C, NATL Insured, Pre-Refunded, 6.125%, 11/15/25	4,410,000	4,429,757
Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, XLCA Insured, 5.00%,
12/01/35	15,000,000	15,238,800
		67,089,100
Connecticut 0.3%
Connecticut State Health and Educational Facilities Authority Revenue, Child Care Facilities Program,
Series G, Assured Guaranty, Pre-Refunded, 6.00%, 7/01/38.	5,000,000	5,644,150
District of Columbia 1.0%
District of Columbia Hospital Revenue, Children’s Hospital Obligated Group Issue, Sub Series 1, AGMC
Insured, Pre-Refunded, 5.45%, 7/15/35	18,475,000	20,543,276
Florida 4.9%
Brevard County Local Option Fuel Tax Revenue,
NATL Insured, 5.00%, 8/01/32	12,440,000	13,115,616
NATL Insured, 5.00%, 8/01/37	13,000,000	13,655,590
Broward County HFAR,
MFH, Heron Pointe Apartments Project, Series A, 5.65%, 11/01/22	400,000	400,488
MFH, Heron Pointe Apartments Project, Series A, 5.70%, 11/01/29	225,000	225,216
Cape Coral Water and Sewer Revenue, AMBAC Insured, Pre-Refunded, 5.00%, 10/01/36.	2,000,000	2,076,960
Celebration CDD Special Assessment, Series B, NATL Insured, 5.50%, 5/01/19.	70,000	70,267
Dade County HFA, MFMR, Siesta Pointe Apartments, Series A, AGMC Insured, 5.75%, 9/01/29	1,890,000	1,892,344
Deltona Utility System Revenue, Refunding, AGMC Insured, 5.125%, 10/01/39	5,000,000	5,646,800

|75

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Florida (continued)
Florida Gulf Coast University FICO Capital Improvement Revenue, Housing Project, Series A, NATL
Insured, 5.00%, 2/01/37	$10,000,000	$10,381,100
Hernando County School Board COP, NATL Insured, 5.00%, 7/01/30	1,150,000	1,153,323
Indian Trail Water Control District Improvement Revenue, NATL Insured, 5.75%, 8/01/16	180,000	180,752
Lee Memorial Health System Hospital Revenue,
Series A, AMBAC Insured, 5.00%, 4/01/32	1,460,000	1,522,371
Series A, AMBAC Insured, 5.00%, 4/01/37	11,000,000	11,415,250
Leon County COP, School Board, Florida Master Lease Program, 5.00%, 7/01/25	8,935,000	9,158,196
Martin County Health Facilities Authority Hospital Revenue, Martin Memorial Medical Center, AGMC
Insured, 5.50%, 11/15/42	3,800,000	4,309,656
Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30	3,000,000	3,009,120
Miami-Dade County School Board COP, Master Lease Purchase Agreement, Series A, NATL Insured,
Pre-Refunded, 5.00%, 5/01/25	5,000,000	5,304,250
Orange County Health Facilities Authority Hospital Revenue, Orlando Regional Healthcare System,
Refunding, Series B, AGMC Insured, 5.00%, 12/01/32	7,000,000	7,606,970
Pinellas County Sewer Revenue, AGMC Insured, 5.00%, 10/01/32	610,000	611,934
Polk County Public Facilities Revenue, NATL Insured, Pre-Refunded, 5.00%, 12/01/33	2,000,000	2,000,000
Port Orange GO, NATL Insured, 5.00%, 4/01/33	1,755,000	1,778,236
Sunrise Utilities System Revenue,
AMBAC Insured, Pre-Refunded, 5.20%, 10/01/22	860,000	996,577
Refunding, AMBAC Insured, 5.20%, 10/01/22	1,140,000	1,271,123
		97,782,139
Georgia 4.8%
Albany Dougherty Payroll Development Authority Revenue, Darton College Project, AGMC Insured, 5.75%,
6/15/41.	5,550,000	6,508,152
Atlanta Airport General Revenue, Series A, AGMC Insured, 5.00%, 1/01/40.	9,215,000	10,068,954
Atlanta Water and Wastewater Revenue, Refunding, Series B, AGMC Insured, 5.375%, 11/01/39.	23,000,000	25,878,220
Bulloch County Development Authority Student Housing Revenue, Georgia Southern University Housing
Foundation Four LLC Project, Assured Guaranty, 5.25%, 7/01/33	14,825,000	16,103,508
Cherokee County Water and Sewerage Authority Revenue, NATL Insured, 6.90%, 8/01/18	15,000	15,073
Dahlonega Water and Wastewater Revenue, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 9/01/37	6,450,000	7,256,185
Georgia State Higher Education Facilities Authority Revenue,
USG Real Estate Foundation III LLC Project, Series A, Assured Guaranty, 5.00%, 6/15/38	6,845,000	7,439,283
USG Real Estate Foundation III LLC Project, Series A, Assured Guaranty, Pre-Refunded, 5.00%,
6/15/38	2,405,000	2,804,735
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare
System Inc. Project, Refunding, AGMC Insured, 5.00%, 8/01/41	7,500,000	7,887,300
Savannah EDA Revenue, SSU Community Development I LLC Project, Series I, Assured Guaranty, 5.75%,
6/15/41.	10,000,000	11,750,200
		95,711,610
Illinois 7.3%
Chicago GO,
Refunding, Series A, AGMC Insured, 5.00%, 1/01/28	14,885,000	15,473,553
Refunding, Series A, AGMC Insured, 5.00%, 1/01/29	13,345,000	13,760,964
Refunding, Series A, AGMC Insured, 5.00%, 1/01/30	6,200,000	6,374,530
Chicago O’Hare International Airport Revenue,
General Airport, third lien, Refunding, Series A, AGMC Insured, 5.00%, 1/01/28	24,915,000	26,766,434
General Airport, third lien, Series C, Assured Guaranty, 5.25%, 1/01/35	26,635,000	29,068,107
Illinois State Finance Authority Revenue,
Edward Hospital, Series A, AMBAC Insured, 5.50%, 2/01/40	4,000,000	4,288,400
Southern Illinois HealthCare, AGMC Insured, 5.375%, 3/01/35.	8,500,000	9,373,375

|76

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Illinois (continued)
Illinois State GO,
AGMC Insured, 5.00%, 3/01/26	$4,000,000	$4,345,400
AGMC Insured, 5.00%, 3/01/27	11,500,000	12,486,355
Refunding, AGMC Insured, 5.00%, 1/01/23	10,000,000	10,734,200
Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20.	205,000	238,304
Saline Valley Conservancy District Waterworks Revenue, Saline, Gallatin, Hamilton, Hardin, Williamson,
Pope, Johnson and White Counties, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/41	7,000,000	7,182,980
St. Clair County School District No. 189 East St. Louis GO, Alternate Revenue Source, Refunding, AMBAC
Insured, 5.125%, 1/01/28	7,135,000	7,366,673
		147,459,275
Indiana 0.7%
Indiana Health and Educational Facility Financing Authority Revenue, Sisters of St. Francis Health
Services Inc. Obligated Group, Refunding, Series E, AGMC Insured, 5.25%, 5/15/41	3,750,000	4,011,600
Indianapolis Local Public Improvement Bond Bank Revenue, Waterworks Project, Series A, Assured
Guaranty, 5.50%, 1/01/38	8,650,000	9,700,716
		13,712,316
Kentucky 0.5%
Kentucky State Municipal Power Agency Power System Revenue,
Prairie State Project, Series A, NATL Insured, 5.00%, 9/01/37	7,805,000	8,220,772
Prairie State Project, Series A, NATL Insured, Pre-Refunded, 5.00%, 9/01/37	2,195,000	2,348,804
		10,569,576
Louisiana 3.3%
Lafayette Communications System Revenue, Refunding, AGMC Insured, 5.00%, 11/01/30	5,000,000	5,731,650
Lafayette Public Trust Financing Authority Revenue,
Ragin’ Cajun Facilities Inc., Housing and Parking Project, AGMC Insured, 5.00%, 10/01/25	5,500,000	6,370,925
Ragin’ Cajun Facilities Inc., Housing and Parking Project, AGMC Insured, 5.50%, 10/01/41	15,000,000	17,351,850
Louisiana Local Government Environmental Facilities and CDA Revenue,
LCTCS Facilities Corp. Project, Series B, Assured Guaranty, 5.00%, 10/01/26	2,750,000	3,093,585
Southeastern Louisiana University, Student Union/University Facilities Inc. Project, Series A, AGMC
Insured, 5.00%, 10/01/40	8,545,000	9,255,431
Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series C-2, Assured Guaranty,
6.75%, 6/01/26	21,000,000	23,750,160
		65,553,601
Maine 1.1%
Maine State Educational Loan Authority Student Loan Revenue, Supplemental Education Loan Program,
Series A-3, Assured Guaranty, 5.875%, 12/01/39	10,935,000	11,945,941
Portland Airport Revenue,
General, AGMC Insured, 5.25%, 1/01/35	3,000,000	3,222,600
General, AGMC Insured, 5.00%, 1/01/40	6,000,000	6,348,420
		21,516,961
Maryland 0.5%
Maryland State Health and Higher Educational Facilities Authority Revenue,
LifeBridge Health Issue, Assured Guaranty, 5.00%, 7/01/34	7,715,000	8,091,029
LifeBridge Health Issue, Assured Guaranty, Pre-Refunded, 5.00%, 7/01/34	1,285,000	1,370,697
University of Maryland Medical System Issue, Series B, NATL Insured, 7.00%, 7/01/22	160,000	193,030
		9,654,756

|77

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Massachusetts 2.6%
Massachusetts State Development Finance Agency Revenue, Worcester Polytechnic Institute Issue, NATL
Insured, 5.00%, 9/01/47	$25,050,000	$26,433,261
Massachusetts State Health and Educational Facilities Authority Revenue,
CareGroup Issue, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/25	750,000	863,483
Emmanuel College Issue, NATL Insured, 5.00%, 7/01/37	21,685,000	22,206,307
Harvard Pilgrim Health Care Issue, Series A, AGMC Insured, 5.00%, 7/01/18	2,305,000	2,309,241
		51,812,292
Michigan 6.0%
Detroit Sewage Disposal System Revenue, second lien, Series B, NATL Insured, 5.00%, 7/01/36.	15,000,000	15,079,200
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding,
Series A, AGMC Insured, 5.00%, 7/01/39	10,000,000	10,752,600
Detroit Water Supply System Revenue,
second lien, Series B, AGMC Insured, 7.00%, 7/01/36	5,000,000	5,847,600
senior lien, Series A, NATL Insured, 5.00%, 7/01/34	2,755,000	2,765,221
Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Refunding, Series C,
Assured Guaranty, 5.00%, 6/01/26.	15,000,000	16,835,850
Michigan State Building Authority Revenue,
Refunding, Series IA, AGMC Insured, 5.00%, 10/15/36	22,080,000	22,773,754
Refunding, Series IA, NATL Insured, 5.00%, 10/15/36	7,665,000	7,905,834
Series IA, AGMC Insured, Pre-Refunded, 5.00%, 10/15/36	6,815,000	7,089,576
Series IA, NATL Insured, Pre-Refunded, 5.00%, 10/15/36	2,335,000	2,429,077
Michigan State Hospital Finance Authority Revenue,
Trinity Health Credit Group, Refunding, Series A-1, 6.50%, 12/01/33	5,300,000	6,049,685
Trinity Health Credit Group, Series A-1, Pre-Refunded, 6.50%, 12/01/33	19,700,000	22,894,946
Michigan State Strategic Fund Limited Obligation Revenue, The Detroit Edison Co. Pollution Control Bonds
Project, Refunding, Collateralized Series BB, AMBAC Insured, 7.00%, 5/01/21	250,000	312,488
		120,735,831
Mississippi 0.5%
Mississippi State Development Bank Special Obligation Revenue, Municipal Energy Agency of Mississippi
Power Supply Project, Series A, XLCA Insured, 5.00%, 3/01/36	10,915,000	10,965,646
Missouri 1.2%
Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue,
Metrolink Cross County Extension Project, Assured Guaranty, 5.00%, 10/01/39	6,000,000	6,606,360
Missouri State Health and Educational Facilities Authority Health Facilities Revenue, St. Luke’s Health
System, Series B, AGMC Insured, 5.50%, 11/15/35	15,000,000	16,560,150
		23,166,510
Nebraska 0.1%
Lancaster County Hospital Authority Revenue, Bryan Memorial Hospital Project No. 1, NATL Insured, ETM,
6.70%, 6/01/22	1,910,000	2,254,430
Nevada 1.7%
Clark County GO, Transportation Improvement, Series A, AMBAC Insured, 6.50%, 6/01/17	250,000	271,440
Clark County Passenger Facility Charge Revenue,
Las Vegas, McCarran International Airport, Series A, AGMC Insured, 5.25%, 7/01/39.	20,000,000	22,103,000
Las Vegas, McCarran International Airport, Series A, AGMC Insured, 5.25%, 7/01/42.	5,000,000	5,476,950
Reno Hospital Revenue, Washoe Medical Center Project, Refunding, Series C, AGMC Insured, 5.375%,
6/01/39.	5,000,000	5,471,600
		33,322,990
New Hampshire 0.3%
Manchester GARB, Refunding, Series A, AGMC Insured, 5.125%, 1/01/30	6,000,000	6,465,480

|78

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New Jersey 2.3%
New Jersey EDA Revenue,
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/29	$3,450,000	$3,488,744
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/34	21,250,000	21,488,638
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28	4,000,000	4,009,600
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation System, Series A, 6.00%, 12/15/38	9,620,000	10,535,535
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	5,380,000	6,183,449
New Jersey State Turnpike Authority Turnpike Revenue,
Series C, AMBAC Insured, 6.50%, 1/01/16	35,000	35,182
Series C, AMBAC Insured, ETM, 6.50%, 1/01/16	35,000	35,171
Series C, AMBAC Insured, Pre-Refunded, 6.50%, 1/01/16.	20,000	20,098
		45,796,417
New York 6.0%
Hudson Yards Infrastructure Corp. Revenue, Hudson Yards, Senior, Series A, AGMC Insured, 5.00%,
2/15/47.	16,475,000	17,876,199
MTA Revenue, Transportation, Series A, AGMC Insured, 5.00%, 11/15/33	20,000,000	21,356,000
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Second General Resolution, Refunding, Series AA, 5.00%, 6/15/44	21,550,000	24,353,439
Second General Resolution, Refunding, Series GG, 5.00%, 6/15/43	25,000,000	28,252,250
New York City Transitional Finance Authority Building Aid Revenue, Fiscal 2012, Series S-1, Sub Series
S-1A, 5.25%, 7/15/37	25,000,000	28,468,750
		120,306,638
North Carolina 0.4%
Raleigh Combined Enterprise System Revenue, 5.00%, 3/01/40	7,915,000	8,981,625
North Dakota 1.7%
Cass County Health Care Facilities Revenue, Essentia Health Obligated Group, Series D, Assured
Guaranty, 5.00%, 2/15/40	31,970,000	33,655,458
Ohio 3.0%
Cleveland Airport System Revenue, Refunding, Series A, AGMC Insured, 5.00%, 1/01/28	9,500,000	10,654,725
Hamilton County Healthcare Revenue, Christ Hospital Project, AGMC Insured, 5.00%, 6/01/42	22,500,000	24,568,425
Ohio State Higher Educational Facility Commission Revenue, Summa Health System, 2010 Project,
Refunding, AGMC Insured, 5.25%, 11/15/40	15,000,000	16,494,300
Ohio State Hospital Facility Revenue, University Hospital Health System, Refunding, Series A, AGMC
Insured, 5.00%, 1/15/41	7,000,000	7,585,410
		59,302,860
Oklahoma 0.0%†
McGee Creek Authority Water Revenue, NATL Insured, 6.00%, 1/01/23	260,000	285,124
Oregon 0.3%
Medford Hospital Facilities Authority Revenue, Asante Health System, Series A, AGMC Insured, 5.00%,
8/15/40.	4,935,000	5,275,071
Pennsylvania 7.5%
Allegheny County Sanitary Authority Sewer Revenue, BAM Insured, 5.25%, 12/01/44	5,000,000	5,668,950
Bucks County Water and Sewer Authority Water System Revenue,
AGMC Insured, 5.00%, 12/01/33	5,500,000	6,055,005
AGMC Insured, 5.00%, 12/01/37	10,520,000	11,455,649
AGMC Insured, 5.00%, 12/01/41	5,110,000	5,541,386
Delaware River Port Authority Revenue, Series D, AGMC Insured, 5.00%, 1/01/40	15,000,000	16,365,750
Lackawanna County GO, Series B, AGMC Insured, 5.00%, 9/01/35	7,500,000	8,072,400

|79

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
Montour School District GO,
AGMC Insured, 5.00%, 4/01/40	$3,170,000	$3,559,593
AGMC Insured, 5.00%, 4/01/42	2,000,000	2,238,740
Series A, AGMC Insured, 5.00%, 4/01/41	2,000,000	2,242,260
Pennsylvania Convention Center Authority Revenue, Series A, FGIC Insured, ETM, 6.00%, 9/01/19	500,000	565,495
Pennsylvania State GO, Refunding, First Series, AGMC Insured, 5.00%, 8/15/26	20,805,000	24,824,526
Pennsylvania State Public School Building Authority Lease Revenue, School District of Philadelphia
Project, Refunding, Series B, AGMC Insured, 4.75%, 6/01/30	6,000,000	6,192,960
Pennsylvania State Turnpike Commission Turnpike Revenue,
AGMC Insured, Pre-Refunded, 6.00%, 12/01/41.	10,000,000	10,547,000
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38	10,000,000	11,117,000
Series A, Assured Guaranty, 5.00%, 6/01/39	10,000,000	10,706,800
Philadelphia Water and Wastewater Revenue, Series C, AGMC Insured, 5.00%, 8/01/40.	7,000,000	7,693,980
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Series B,
Assured Guaranty, Pre-Refunded, 5.375%, 7/01/35	15,000,000	17,656,650
		150,504,144
Rhode Island 1.9%
Rhode Island State Clean Water Finance Agency Revenue, Wastewater Treatment System, City of
Cranston, Triton Ocean State LLC Project, NATL Insured, 5.80%, 9/01/22	7,785,000	7,794,186
Rhode Island State EDC Special Facility Revenue, first lien, Rhode Island Airport Corp. Project, CIFG
Insured, 5.00%, 7/01/31	5,720,000	5,780,804
Rhode Island State Health and Educational Building Corp. Higher Education Facility Revenue,
Board of Governors for Higher Education, University of Rhode Island, Auxiliary Enterprise Issue,
Series B, AGMC Insured, 5.00%, 9/15/30.	7,535,000	8,436,789
Board of Governors for Higher Education, University of Rhode Island, Auxiliary Enterprise Issue,
Series B, AGMC Insured, 5.00%, 9/15/35.	4,500,000	4,959,225
Board of Governors for Higher Education, University of Rhode Island, Auxiliary Enterprise Issue,
Series B, AGMC Insured, 5.00%, 9/15/40.	10,270,000	11,235,996
Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing, Lifespan
Obligated Group Issue, Refunding, NATL Insured, 5.75%, 5/15/23	100,000	100,402
		38,307,402
South Carolina 2.5%
Piedmont Municipal Power Agency Electric Revenue, Refunding, NATL Insured, 6.25%, 1/01/21	200,000	243,978
Richland County Hospital Facilities Revenue, Community Provider, Pooled Loan Program, Series A, AGMC
Insured, ETM, 7.125%, 7/01/17	550,000	586,157
SCAGO Educational Facilities Corp. for Pickens School District Revenue, Installment Purchase, School
District of Pickens County Project, AGMC Insured, Pre-Refunded, 5.00%, 12/01/31	17,800,000	18,588,184
South Carolina Jobs EDA Hospital Revenue, Palmetto Health, Refunding, Series A, AGMC Insured, 5.00%,
8/01/35.	20,000,000	21,562,600
Spartanburg Water System Revenue, Assured Guaranty, 5.00%, 6/01/39	6,000,000	6,651,720
Woodruff Roebuck Water District Water System Revenue, Improvement, Refunding, AGMC Insured,
5.00%, 6/01/40	3,000,000	3,291,540
		50,924,179
South Dakota 0.2%
Brookings COP, Refunding, AMBAC Insured, 5.10%, 12/01/18	2,765,000	2,766,880
South Dakota Lease Revenue, Series A, AGMC Insured, 6.75%, 12/15/16	570,000	586,291
		3,353,171

|80

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Insured Tax-Free Income Fund (continued)
		Principal
		Amount	Value

Municipal Bonds (continued)
Tennessee 0.4%
Johnson City Health and Educational Facilities Board Hospital Revenue,
Johnson City Medical Center Hospital, Improvement, NATL Insured, ETM, 5.25%, 7/01/28		$8,500,000	$8,518,360
Johnson City Medical Center Hospital, Improvement, Series C, NATL Insured, Pre-Refunded, 5.125%,
7/01/25		295,000	295,738
			8,814,098
Texas 5.3%
Coastal Bend Health Facilities Development Corp. Revenue, Series B, AMBAC Insured, ETM, 6.30%,
1/01/17	.	2,590,000	2,663,478
Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured, 5.25%, 2/15/37		10,250,000	10,668,917
North Fort Bend Water Authority Water System Revenue, Assured Guaranty, 5.25%, 12/15/34.		20,000,000	22,448,800
Palestine ISD, GO, Anderson County, School Building, Assured Guaranty, 5.50%, 2/15/39		12,530,000	14,056,530
Port Neches-Groves ISD, GO, Jefferson County, Unlimited Tax School Building, Assured Guaranty, 5.00%,
2/15/34	.	11,375,000	12,258,837
San Antonio Airport System Revenue, Improvement, Passenger Facility Charge, sub. lien, Refunding and
Improvement, AGMC Insured, 5.375%, 7/01/40		5,000,000	5,504,300
San Marcos Electric Utility System Revenue, Hays Caldwell and Guadalupe Counties, BAM Insured,
5.00%, 11/01/33		6,300,000	7,047,684
Tarrant County Health Facilities Development Corp. Health Systems Revenue, Harris Methodist Health
System, NATL Insured, ETM, 6.00%, 9/01/24		2,995,000	3,584,686
Texas State Transportation Commission Turnpike System Revenue,
first tier, Refunding, Series A, AGMC Insured, 5.00%, 8/15/41		16,000,000	17,907,840
first tier, Refunding, Series A, BAM Insured, 5.00%, 8/15/41.		9,665,000	10,817,455
			106,958,527
Virginia 0.4%
Chesterfield County EDA Revenue, Bon Secours Health System Inc., Series C-2, Assured Guaranty,
5.00%, 11/01/42		8,000,000	8,578,000
Washington 1.6%
King County Sewer Revenue,
Refunding, Second Series, AGMC Insured, 5.00%, 1/01/36		3,295,000	3,428,645
Second Series, AGMC Insured, Pre-Refunded, 5.00%, 1/01/36		1,705,000	1,786,226
Snohomish County PUD No. 1 Electric Revenue, Generation System, FGIC Insured, ETM, 6.65%, 1/01/16 .		1,250,000	1,256,325
Washington State Health Care Facilities Authority Revenue,
MultiCare Health System, Series B, Assured Guaranty, Pre-Refunded, 6.00%, 8/15/39		1,500,000	1,759,785
Providence Health and Services, Refunding, Series D, AGMC Insured, 5.25%, 10/01/33		18,000,000	19,694,880
Virginia Mason Medical Center, Series B, NATL Insured, 5.00%, 2/15/27		4,875,000	5,131,523
			33,057,384
West Virginia 0.6%
Shepherd University Board of Governors Revenue, Residence Facilities Projects, NATL Insured, 5.00%,
6/01/35	.	7,445,000	7,462,942
West Virginia State Water Development Authority Water Development Revenue, Loan Program II,
Refunding, Series A-II, NATL Insured, 5.00%, 11/01/36		5,000,000	5,028,250
			12,491,192
Wisconsin 1.3%
Superior Limited Obligation Revenue, Midwest Energy Resources, Refunding, Series E, NATL Insured,
6.90%, 8/01/21		3,000,000	3,757,440
Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/36		20,000,000	22,895,400
			26,652,840

|81

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
U.S. Territories 2.5%
Puerto Rico 1.2%
Puerto Rico Sales Tax FICO Sales Tax Revenue,
First Sub Series A, AGMC Insured, 5.00%, 8/01/40	$6,500,000	$6,093,750
First Sub Series C, AGMC Insured, 5.125%, 8/01/42.	20,000,000	18,800,000
		24,893,750
U.S. Virgin Islands 1.3%
Virgin Islands PFAR, Matching Fund Loan Notes, senior lien, AGMC Insured, 5.00%, 10/01/29	23,000,000	25,905,590
Total U.S. Territories		50,799,340
Total Municipal Bonds (Cost $1,817,243,584) 97.7%		1,965,171,063
Other Assets, less Liabilities 2.3%		46,321,247
Net Assets 100.0%		$2,011,492,310

See Abbreviations on page 145.

†Rounds to less than 0.1% of net assets.

|82

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2015 (unaudited)

Franklin Kentucky Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 95.9%
Kentucky 94.7%
Bowling Green GO, Project, Series A, 5.00%, 6/01/38.	$5,000,000	$5,421,350
Boyle County Revenue, Refunding and College Improvement, Assured Guaranty, 5.00%, 6/01/32	1,500,000	1,578,900
Campbell and Kenton Counties Sanitation District No. 1 Sanitation District Revenue, NATL Insured, 5.00%,
8/01/37	2,500,000	2,640,000
Campbell County School District Finance Corp. School Building Revenue, AGMC Insured, Pre-Refunded,
5.00%, 8/01/26	2,845,000	2,932,455
Christian County Hospital Revenue, Jennie Stuart Medical Center Inc., Refunding, Assured Guaranty,
5.50%, 2/01/36	3,000,000	3,199,860
Fayette County School District Finance Corp. Revenue, Series D, 5.00%, 8/01/34	1,985,000	2,267,426
Glasgow Healthcare Revenue, T.J. Samson Community Hospital Project, 6.45%, 2/01/41	2,000,000	2,240,540
Greater Kentucky Housing Assistance Corp. Mortgage Revenue, Section 8 Assisted Projects, Refunding,
Series A, NATL Insured, 6.10%, 1/01/24	235,000	235,423
Jefferson County School District Finance Corp. School Building Revenue,
Refunding, Series B, 4.00%, 12/01/26	3,500,000	3,912,685
Series A, NATL Insured, Pre-Refunded, 4.75%, 6/01/27	2,440,000	2,585,156
Kentucky Economic Development Finance Authority Hospital Revenue, Baptist Healthcare System
Obligated Group, 5.25%, 8/15/46	5,000,000	5,405,400
Kentucky Economic Development Finance Authority Louisville Arena Project Revenue, Louisville Arena
Authority Inc., Series A, Sub Series A-1, Assured Guaranty, 6.00%, 12/01/33.	2,000,000	2,165,740
Kentucky Economic Development Finance Authority Revenue, Catholic Health Initiatives, Refunding, Series
A, 5.00%, 5/01/29	5,670,000	6,202,583
Kentucky Rural Water Finance Corp. Public Project Revenue,
Multimodal, Flexible Term Program, Series A, 5.00%, 2/01/26	485,000	486,091
Multimodal, Flexible Term Program, Series I, 5.00%, 2/01/34	1,010,000	1,011,273
Kentucky State Housing Corp. Conduit MFHR,
Collateral Mortgage Loan, Country Place Apartments Project, GNMA Secured, 5.00%, 4/20/40	2,280,000	2,355,878
Collateral Mortgage Loan, Country Place Apartments Project, GNMA Secured, 5.25%, 4/20/45	1,850,000	1,926,146
Kentucky State Housing Corp. Housing Revenue, Series A, 4.60%, 7/01/32	2,000,000	2,008,140
Kentucky State Infrastructure Authority Revenue,
Wastewater and Drinking Water Revolving Fund, Series A, 5.00%, 2/01/28.	2,000,000	2,347,380
Wastewater and Drinking Water Revolving Fund, Series A, 5.00%, 2/01/31.	4,190,000	4,878,166
Kentucky State Municipal Power Agency Power System Revenue,
Prairie State Project, Series A, NATL Insured, 5.00%, 9/01/32.	2,640,000	2,791,404
Prairie State Project, Series A, NATL Insured, 5.00%, 9/01/37.	2,510,000	2,643,708
Prairie State Project, Series A, NATL Insured, Pre-Refunded, 5.00%, 9/01/32	2,360,000	2,525,365
Prairie State Project, Series A, NATL Insured, Pre-Refunded, 5.00%, 9/01/37	740,000	791,852
Kentucky State Property and Buildings Commission Revenues,
Project No. 90, Refunding, 5.50%, 11/01/28	5,000,000	5,575,100
Project No. 108, Refunding, Series A, 5.00%, 8/01/34	3,500,000	3,982,440
Kentucky State Turnpike Authority Economic Development Road Revenue,
Revitalization Projects, Refunding, Series A, 5.00%, 7/01/28	1,000,000	1,096,700
Revitalization Projects, Refunding, Series A, 5.00%, 7/01/29	1,000,000	1,126,310
Revitalization Projects, Refunding, Series A, 5.00%, 7/01/30	2,500,000	2,908,275
Revitalization Projects, Series A, 5.00%, 7/01/32	2,000,000	2,307,360
Revitalization Projects, Series A, 5.00%, 7/01/33	3,000,000	3,477,240
Lexington-Fayette Urban County Airport Board Revenue,
General Airport, Refunding, Series A, 5.00%, 7/01/27	2,000,000	2,245,900
General Airport, Refunding, Series B, 5.00%, 7/01/29	1,185,000	1,332,272
Lexington-Fayette Urban County Government Public Facilities Corp. Lease Revenue, Eastern State
Hospital Project, Refunding, Series A, 5.25%, 6/01/32.	3,000,000	3,341,190

Quarterly Statement of Investments | See Notes to Statements of Investments. | 83

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Kentucky Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Kentucky (continued)
Louisville and Jefferson County Metropolitan Sewer District Revenue,
Sewer and Drainage System, Series A, 5.00%, 5/15/27	$2,635,000	$3,217,282
Sewer and Drainage System, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 5/15/36	1,000,000	1,021,620
Louisville Regional Airport Authority Airport System Revenue, AGMC Insured, Pre-Refunded, 5.50%,
7/01/38	3,000,000	3,332,130
Louisville/Jefferson County Metro Government College Revenue,
Bellarmine University Inc. Project, Refunding and Improvement, 5.00%, 5/01/31	2,000,000	2,165,300
Bellarmine University Project, Refunding and Improvement, Series A, 6.00%, 5/01/38	2,500,000	2,661,100
Louisville/Jefferson County Metro Government Health Facilities Revenue, Jewish Hospital and St. Mary’s
HealthCare Inc. Project, Pre-Refunded, 6.125%, 2/01/37.	2,000,000	2,227,700
Louisville/Jefferson County Metro Government Industrial Building Revenue, Sisters of Mercy of the
Americas, Regional Community of Cincinnati Obligated Group, 5.00%, 10/01/35	1,500,000	1,527,000
Louisville/Jefferson County Metro Government Parking Authority Revenue, first mortgage, Series A,
5.375%, 12/01/39	1,995,000	2,268,694
Morehead State University General Receipts Revenue, Refunding, Series A, 5.00%, 10/01/28	1,910,000	2,263,770
Murray Hospital Facilities Revenue, Murray, Calloway County Public Hospital Corp. Project, 6.375%,
8/01/40	2,500,000	2,771,325
Owen County Waterworks System Revenue,
American Water Co. Project, Series A, 6.25%, 6/01/39	2,000,000	2,255,900
American Water Co. Project, Series A, 5.375%, 6/01/40	2,000,000	2,157,300
American Water Co. Project, Series B, 5.625%, 9/01/39	2,000,000	2,208,420
Owensboro GO, Public Project, 5.00%, 4/01/41	5,440,000	5,952,176
Paducah Electric Plant Board Revenue, Series A, Assured Guaranty, 5.25%, 10/01/35	6,500,000	7,069,335
Pikeville Hospital Revenue, Pikeville Medical Center, Refunding and Improvement, 6.50%, 3/01/41	2,875,000	3,335,546
Princeton Electric Plant Board Revenue, Series A, Assured Guaranty, 5.00%, 11/01/37	1,500,000	1,652,400
Pulaski County Public Properties Corp. First Mortgage Revenue, AOC Judicial Facility, Pre-Refunded,
6.00%, 12/01/28	1,000,000	1,147,460
Russell Revenue, Bon Secours Health System Inc., Refunding, 5.00%, 11/01/26	4,000,000	4,519,880
Trimble County Environmental Facilities Revenue,
Kentucky Utilities Co. Project, Series A, AMBAC Insured, 6.00%, 3/01/37	5,000,000	5,453,600
Louisville Gas and Electric Co. Project, Refunding, Series A, AMBAC Insured, 4.60%, 6/01/33	3,750,000	3,883,838
University of Louisville Revenue, General Receipts, Series A, 5.00%, 9/01/28	2,220,000	2,562,701
Warren County Hospital Facility Revenue,
Bowling Green, Warren County, Series A, 5.00%, 10/01/33	1,000,000	1,103,120
Community Hospital Corp. Project, Series A, Pre-Refunded, 5.00%, 8/01/29	1,000,000	1,070,190
Western Kentucky University Revenue, General Receipts, Series A, 5.00%, 5/01/32.	1,625,000	1,844,651
		161,618,146

U.S. Territories 1.2%
Puerto Rico 1.2%
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series C, 5.50%, 8/01/40	5,000,000	2,100,000
Total Municipal Bonds (Cost $155,474,841) 95.9%		163,718,146
Other Assets, less Liabilities 4.1%		7,018,239
Net Assets 100.0%		$170,736,385

See Abbreviations on page 145.

|84

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2015 (unaudited)

Franklin Louisiana Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 98.0%
Louisiana 95.8%
Alexandria Sales and Use Tax Revenue,
Pre-Refunded, 5.00%, 8/01/26	$1,710,000	$1,928,299
Pre-Refunded, 5.00%, 8/01/27	1,790,000	2,018,511
Pre-Refunded, 5.00%, 8/01/28	1,875,000	2,114,363
Alexandria Utilities Revenue, Series A, 5.00%, 5/01/38.	10,000,000	11,060,800
Bossier City Utilities Revenue,
BHAC Insured, Pre-Refunded, 5.50%, 10/01/33	5,000,000	5,631,300
Refunding, 5.00%, 10/01/37	5,280,000	5,936,515
Calcasieu Parish Public Trust Authority Student Lease Revenue, McNeese State University Student Housing,
Cowboy Facilities Inc. Project, Refunding, AGMC Insured, 5.00%, 5/01/29	2,050,000	2,271,072
Calcasieu Parish School District No. 23 GO, Public School, Refunding, Series A, 5.00%, 2/15/29	1,380,000	1,569,308
East Baton Rouge Mortgage Finance Authority SFMR,
MBS Program, Refunding, Series A-3, GNMA Secured, 5.00%, 10/01/28.	450,000	459,225
MBS Program, Series A-2, GNMA Secured, 5.10%, 10/01/40	270,000	272,117
East Baton Rouge Parish Sales Tax Revenue,
Road and Street Improvement, Assured Guaranty, Pre-Refunded, 5.25%, 8/01/28	1,000,000	1,150,450
Road and Street Improvement, Assured Guaranty, Pre-Refunded, 5.50%, 8/01/30	1,700,000	1,970,980
East Baton Rouge Sewerage Commission Revenue,
Refunding, Series B, 5.00%, 2/01/39	5,000,000	5,696,750
Series A, Pre-Refunded, 5.25%, 2/01/34	2,500,000	2,830,600
Series A, Pre-Refunded, 5.25%, 2/01/39	6,500,000	7,359,560
Jefferson Parish Hospital Service District No. 1 Hospital Revenue, West Jefferson Medical Center, Series A,
Pre-Refunded, 6.00%, 1/01/39.	3,105,000	3,797,570
Kenner Consolidated Sewerage District Revenue, AGMC Insured, 5.00%, 11/01/36	4,000,000	4,340,000
Kenner Sales Tax Revenue, Refunding, Series A, 5.00%, 6/01/33	8,605,000	9,557,229
Lafayette Communications System Revenue,
Refunding, AGMC Insured, 5.00%, 11/01/28.	1,345,000	1,566,589
Refunding, AGMC Insured, 5.00%, 11/01/31.	2,400,000	2,727,216
XLCA Insured, Pre-Refunded, 5.25%, 11/01/27.	5,000,000	5,417,150
Lafayette Public Improvement Sales Tax Revenue, 5.00%, 3/01/36	1,865,000	2,063,753
Lafayette Public Power Authority Electric Revenue, NATL Insured, Pre-Refunded, 5.00%, 11/01/32	5,000,000	5,403,450
Lafayette Public Trust Financing Authority Revenue,
Ragin’ Cajun Facilities Inc. Housing and Parking Project, AGMC Insured, 5.25%, 10/01/30	4,000,000	4,619,240
Ragin’ Cajun Facilities Inc. Project, Assured Guaranty, 5.75%, 10/01/29.	750,000	861,788
Ragin’ Cajun Facilities Inc. Project, Assured Guaranty, 6.00%, 10/01/34.	1,750,000	2,012,938
Ragin’ Cajun Facilities Inc. Project, Assured Guaranty, 6.00%, 10/01/38.	1,335,000	1,533,982
Lafayette Utilities Revenue, 5.00%, 11/01/33	5,000,000	5,645,750
Louisiana HFA,
SFMR, Home Ownership Program, Series A, GNMA Secured, 5.50%, 6/01/40	2,720,000	2,819,878
SFMR, Home Ownership Program, Series B, GNMA Secured, 6.125%, 12/01/33	390,000	407,839
Louisiana Local Government Environmental Facilities and CDA Revenue,
Delta Campus Facilities Corp. Project, Assured Guaranty, 5.50%, 10/01/27	5,000,000	5,576,650
Denham Springs Sewer District No. 1 Project, Assured Guaranty, 5.00%, 12/01/39	3,750,000	4,113,262
East Ascension Consolidated Gravity Drainage District No. 1 Project, AMBAC Insured, Pre-Refunded,
5.00%, 12/01/37	5,370,000	5,709,384
East Ascension Consolidated Gravity Drainage District No. 1 Project, AMBAC Insured, Pre-Refunded,
5.00%, 12/01/44	8,870,000	9,430,584
East Ascension Consolidated Gravity Drainage District No. 1 Project, Refunding, BAM Insured, 5.00%,
12/01/40	2,925,000	3,258,391
Independence Stadium Project, Refunding, 5.25%, 3/01/30	8,845,000	9,533,318
Jefferson Parish Projects, Refunding, Series A, 5.375%, 4/01/31	2,000,000	2,240,220

Quarterly Statement of Investments | See Notes to Statements of Investments. | 85

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Louisiana Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Louisiana (continued)
Louisiana Local Government Environmental Facilities and CDA Revenue, (continued)
Lake Charles Public Improvements Project, AMBAC Insured, Pre-Refunded, 5.00%, 5/01/27	$1,000,000	$1,061,580
LCTCS Act 360 Project, 5.00%, 10/01/32	3,000,000	3,419,730
LCTCS Act 360 Project, 5.00%, 10/01/33	5,000,000	5,678,950
Livingston Parish Road Project, AMBAC Insured, Pre-Refunded, 5.00%, 3/01/21	3,540,000	3,581,595
McNeese State University Student Parking, Cowboys Facilities Inc. Project, AGMC Insured, 5.00%,
3/01/36	1,800,000	1,948,086
Monroe Regional Airport Terminal Project, Assured Guaranty, 5.50%, 2/01/39	2,000,000	2,298,800
Shreveport Airport Cargo Project, Series C, Assured Guaranty, Pre-Refunded, 6.75%, 1/01/24	2,620,000	3,058,929
Shreveport Airport Cargo Project, Series C, Assured Guaranty, Pre-Refunded, 7.00%, 1/01/33	2,500,000	2,937,650
sub. lien, East Baton Rouge Sewerage Commission Projects, Series A, 5.00%, 2/01/34	2,550,000	2,844,296
sub. lien, East Baton Rouge Sewerage Commission Projects, Series A, 5.00%, 2/01/43	3,000,000	3,294,690
Louisiana Public Facilities Authority Hospital Revenue,
Franciscan Missionaries of Our Lady Health System Project, Refunding, Series A, 5.00%, 7/01/35	5,000,000	5,701,850
Franciscan Missionaries of Our Lady Health System Project, Series A, Pre-Refunded, 6.75%, 7/01/39	3,500,000	4,185,055
Lafayette General Medical Center Project, Refunding, 5.50%, 11/01/40	5,000,000	5,627,150
Louisiana Public Facilities Authority Revenue,
Archdiocese of New Orleans Project, Refunding, CIFG Insured, 5.00%, 7/01/31.	6,000,000	6,076,020
Black and Gold Facilities Project, Series A, CIFG Insured, 5.00%, 7/01/30	5,000,000	5,019,000
CHRISTUS Health, Refunding, Series B, Assured Guaranty, 6.50%, 7/01/30	5,000,000	5,684,350
Entergy Louisiana LLC Project, Refunding, 5.00%, 6/01/30	5,000,000	5,016,950
Loyola University Project, 5.00%, 10/01/39	5,000,000	5,407,050
Loyola University Project, 5.00%, 10/01/41	5,000,000	5,348,500
Ochsner Clinic Foundation Project, 6.75%, 5/15/41	5,000,000	6,000,150
Ochsner Clinic Foundation Project, Series A, 5.375%, 5/15/43	3,655,000	3,807,925
Ochsner Clinic Foundation Project, Series A, Pre-Refunded, 5.375%, 5/15/43	1,345,000	1,433,326
Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/27	2,900,000	3,048,103
Ochsner Clinic Foundation Project, Series B, ETM, 5.75%, 5/15/23	2,500,000	3,179,600
Ochsner Clinic Foundation Project, Series B, Pre-Refunded, 5.25%, 5/15/27	1,090,000	1,159,618
Tulane University of Louisiana Project, Series B, 5.00%, 10/01/37.	5,540,000	6,084,028
Louisiana State Citizens Property Insurance Corp. Assessment Revenue,
Series B, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/23	5,000,000	5,115,000
Series C-2, Assured Guaranty, 6.75%, 6/01/26	5,000,000	5,654,800
Louisiana State Gasoline and Fuels Tax Revenue,
second lien, Refunding, Series C-1, 5.00%, 5/01/43	5,000,000	5,561,600
Series A, AGMC Insured, Pre-Refunded, 5.00%, 5/01/31	13,000,000	13,254,150
Louisiana State GO,
Match, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 7/15/24	3,475,000	3,574,663
Match, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 7/15/25	1,765,000	1,815,620
Refunding, Series C, 5.00%, 8/01/27	7,200,000	8,519,904
Louisiana State Highway Improvement Revenue,
Series A, 5.00%, 6/15/30	2,860,000	3,299,353
Series A, 5.00%, 6/15/32	9,850,000	11,517,211
Louisiana State Transportation Authority Revenue, Refunding, Series A, 5.00%, 8/15/38	4,500,000	5,088,060
Louisiana State Unclaimed Property Special Revenue,
I-49 North Project, 5.00%, 9/01/26.	3,000,000	3,436,290
I-49 North Project, 5.00%, 9/01/33.	5,860,000	6,548,374
Louisiana State University and Agricultural and Mechanical College Revenue,
Board of Supervisors, Auxiliary, 5.00%, 7/01/37	4,000,000	4,461,040
Board of Supervisors, Auxiliary, NATL Insured, Pre-Refunded, 5.00%, 7/01/31	3,000,000	3,080,610
Board of Supervisors, Auxiliary, Refunding, 5.00%, 7/01/29	1,000,000	1,169,200
Board of Supervisors, Auxiliary, Refunding, 5.00%, 7/01/30	1,040,000	1,207,346

|86

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Louisiana Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Louisiana (continued)
Louisiana State University and Agricultural and Mechanical College Revenue, (continued)
Board of Supervisors, Auxiliary, Refunding, 5.00%, 7/01/34	$1,000,000	$1,140,510
Board of Supervisors, Auxiliary, Refunding, Series A, 5.00%, 7/01/40	5,000,000	5,462,700
New Orleans Aviation Board Revenue, Restructuring GARB, Refunding, Series A-1, Assured Guaranty,
6.00%, 1/01/23	2,000,000	2,276,160
New Orleans GO, Public Improvement, Series A, Assured Guaranty, 5.125%, 12/01/30	10,055,000	10,805,606
New Orleans Sewage Service Revenue, Assured Guaranty, Pre-Refunded, 6.25%, 6/01/29	500,000	588,980
Port of New Orleans Board of Commissioners Port Facility Revenue, Refunding, Assured Guaranty, 5.125%,
4/01/38	5,000,000	5,246,150
Shreveport GO, 5.00%, 8/01/29	4,790,000	5,494,609
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	5,000,000	5,146,000
St. Tammany Parish Utilities Revenue,
Series B, 5.50%, 8/01/35	2,650,000	3,101,958
Series B, 5.00%, 8/01/44	3,290,000	3,643,543
Terrebonne Parish Sales and Use Tax Revenue, Morganza Levee Improvement, Series ST, AGMC Insured,
5.00%, 4/01/32	2,265,000	2,523,006
		376,541,455

U.S. Territories 2.2%
Puerto Rico 2.2%
Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/33	6,450,000	4,208,625
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series A, 6.375%, 8/01/39	10,000,000	4,375,000
		8,583,625
Total Municipal Bonds (Cost $365,868,018) 98.0%		385,125,080
Other Assets, less Liabilities 2.0%.		7,663,880
Net Assets 100.0%		$392,788,960

See Abbreviations on page 145.

|87

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2015 (unaudited)

Franklin Maryland Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 98.6%
Maryland 94.3%
Annapolis GO, Refunding, 5.00%, 8/01/31	$1,250,000	$1,429,575
Anne Arundel County GO,
Consolidated General Improvements, Refunding, 5.00%, 4/01/33	3,140,000	3,614,862
Consolidated Water and Sewer, 5.00%, 4/01/40	10,000,000	11,625,200
Consolidated Water and Sewer, 5.00%, 4/01/41	12,620,000	14,004,666
Consolidated Water and Sewer, Refunding, 4.625%, 3/01/32	2,000,000	2,005,500
Anne Arundel County MFR, Glenview Gardens Apartments Project, Mandatory Put 1/01/27, 5.00%, 1/01/28 .	1,975,000	2,118,958
Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.25%, 9/01/39	10,095,000	10,214,929
Baltimore County GO, Metropolitan District 74th Issue, Refunding, 5.00%, 2/01/32	1,250,000	1,431,988
Baltimore Project Revenue,
Wastewater Projects, AGMC Insured, 5.00%, 7/01/37	5,000,000	5,265,350
Wastewater Projects, Series A, 5.00%, 7/01/38	8,930,000	10,113,582
Wastewater Projects, Series A, 5.00%, 7/01/41	14,435,000	15,954,139
Wastewater Projects, Series A, AGMC Insured, 5.00%, 7/01/38	5,000,000	5,423,600
Wastewater Projects, Series C, 5.125%, 7/01/34	1,835,000	2,065,843
Wastewater Projects, Series C, 5.625%, 7/01/39	2,965,000	3,406,222
Wastewater Projects, Series C, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/31	1,855,000	1,904,844
Wastewater Projects, Series D, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/32.	2,120,000	2,259,666
Water Projects, Series A, 5.00%, 7/01/41	7,845,000	8,670,608
Water Projects, Series C, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/32	5,000,000	5,329,400
Water Projects, Subordinate, Series A, 5.375%, 7/01/34	475,000	539,059
Water Projects, Subordinate, Series A, Pre-Refunded, 5.375%, 7/01/34.	275,000	316,132
Water Projects, Subordinate, Series A, Pre-Refunded, 5.75%, 7/01/39	1,250,000	1,453,363
Baltimore Revenue, Water Projects, Refunding, Series B, 5.00%, 7/01/38.	5,000,000	5,651,250
Frederick County Educational Facilities Revenue, Mount St. Mary University, Refunding, 5.625%, 9/01/38	5,000,000	5,009,800
Frederick County GO, Public Improvements, Series A, 5.00%, 3/01/34	8,580,000	9,533,066
Howard County Housing Commission Revenue, Verona Oakland Mills Project, 5.00%, 10/01/28	10,000,000	11,340,900
Maryland Environmental Service Revenue, Mid-Shore II Regional Landfill Project, Refunding, 5.00%,
11/01/30	3,935,000	4,554,369
Maryland State Community Development Administration Department of Housing and CDR, Residential,
Series B, 4.75%, 9/01/39.	5,335,000	5,486,674
Maryland State Community Development Administration Local Government Infrastructure Revenue,
Subordinate Obligations, Series A-2, 5.00%, 6/01/34	3,500,000	3,954,160
Maryland State EDC, PCR, Potomac Electric Project, Refunding, 6.20%, 9/01/22	10,000,000	11,503,300
Maryland State EDC Student Housing Revenue,
Morgan University Project, Refunding, 5.00%, 7/01/27	4,750,000	5,121,830
Salisbury University Project, Refunding, 5.00%, 6/01/34.	2,040,000	2,201,119
Senior, Frostburg State University Project, Refunding, 5.00%, 10/01/33	5,000,000	5,381,650
Senior, Morgan State University Project, Refunding, 5.00%, 7/01/34	2,150,000	2,277,022
Senior, Towson University Project, 5.00%, 7/01/27.	1,145,000	1,252,138
University of Maryland Baltimore County Project, Refunding, XLCA Insured, 5.00%, 7/01/30	3,245,000	3,288,743
University of Maryland Baltimore County Project, Refunding, XLCA Insured, 5.00%, 7/01/35	3,675,000	3,716,050
University of Maryland College Park Projects, Refunding, Assured Guaranty, 5.00%, 6/01/25	2,500,000	2,551,950
University of Maryland College Park Projects, Refunding, Assured Guaranty, 5.00%, 6/01/28	2,000,000	2,039,560
University of Maryland College Park Projects, Refunding, Assured Guaranty, 5.00%, 6/01/33	9,370,000	9,539,878
University Village at Sheppard Pratt, 5.00%, 7/01/27	1,500,000	1,614,705
University Village at Sheppard Pratt, 5.00%, 7/01/33	2,495,000	2,608,597
Maryland State GO, State and Local Facilities Loan of 2014, Refunding, Second Series C, 5.00%, 8/01/24	5,000,000	6,223,300

Quarterly Statement of Investments | See Notes to Statements of Investments. | 88

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Maryland Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Maryland (continued)
Maryland State Health and Higher Educational Facilities Authority Revenue,
Anne Arundel Health System Issue, Series A, Pre-Refunded, 6.75%, 7/01/29.	$2,000,000	$2,399,240
Anne Arundel Health System Issue, Series A, Pre-Refunded, 6.75%, 7/01/39.	2,000,000	2,399,240
Carroll Hospital Center, Pre-Refunded, 5.00%, 7/01/40	6,790,000	6,974,484
Edenwald Issue, Refunding, 5.25%, 1/01/37	3,400,000	3,726,774
Edenwald Issue, Series A, Pre-Refunded, 5.40%, 1/01/31	1,000,000	1,028,880
Goucher College, Refunding, Series A, 5.00%, 7/01/34	1,500,000	1,662,735
Helix Health Issue, AMBAC Insured, ETM, 5.00%, 7/01/27	11,000,000	13,135,540
Johns Hopkins Medical Institutions Utilities Program Issue, Refunding, Series A, 5.00%, 5/15/37	10,000,000	11,528,200
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/31	7,060,000	8,156,700
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/37	5,000,000	5,672,600
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/41	15,000,000	16,902,450
The Johns Hopkins University Issue, Series B, 5.00%, 7/01/38	5,000,000	5,662,350
LifeBridge Health Issue, Assured Guaranty, 5.00%, 7/01/34	9,385,000	9,842,425
LifeBridge Health Issue, Assured Guaranty, Pre-Refunded, 5.00%, 7/01/34	1,560,000	1,664,036
LifeBridge Health Issue, Refunding, Assured Guaranty, 4.75%, 7/01/38	10,000,000	10,358,400
Loyola University Maryland, Refunding, 5.00%, 10/01/45	2,250,000	2,529,765
Loyola University Maryland, Refunding, Series A, 5.00%, 10/01/39	5,275,000	5,758,295
Maryland Institute College of Art, 5.00%, 6/01/35	2,000,000	2,038,160
Maryland Institute College of Art, 5.00%, 6/01/36	6,900,000	7,237,755
Maryland Institute College of Art, 5.00%, 6/01/40	10,000,000	10,180,800
Maryland Institute College of Art, Refunding, 5.00%, 6/01/29	1,000,000	1,102,330
Medstar Health, Series A, 5.00%, 8/15/38	5,000,000	5,477,400
Mercy Medical Center, Series A, 5.00%, 7/01/37	10,000,000	10,382,600
Parking, The Johns Hopkins Medical Institutions Parking Facilities Issue, AMBAC Insured, 5.00%,
7/01/27	655,000	656,932
Parking, The Johns Hopkins Medical Institutions Parking Facilities Issue, AMBAC Insured, 5.00%,
7/01/34	5,000,000	5,003,050
Parking, The Johns Hopkins Medical Institutions Parking Facilities Issue, Refunding, Series B, AMBAC
Insured, 5.00%, 7/01/38	6,200,000	6,203,348
Peninsula Regional Medical Center Issue, Pre-Refunded, 5.00%, 7/01/36	6,625,000	6,801,092
Peninsula Regional Medical Center Issue, Refunding, 5.00%, 7/01/39	5,000,000	5,504,750
Peninsula Regional Medical Center Issue, Refunding, 5.00%, 7/01/45	9,330,000	10,199,929
Refunding, 5.00%, 7/01/39	10,000,000	11,032,800
University of Maryland Medical System, Refunding, 5.00%, 7/01/35	2,100,000	2,332,743
University of Maryland Medical System, Refunding, AMBAC Insured, 5.25%, 7/01/28	15,000,000	16,341,300
University of Maryland Medical System, Series A, Pre-Refunded, 5.00%, 7/01/41	2,500,000	2,567,175
Washington County Hospital Issue, Pre-Refunded, 5.75%, 1/01/38	2,500,000	2,751,750
Western Maryland Health, Series A, NATL Insured, Pre-Refunded, 4.75%, 7/01/36	17,120,000	17,535,160
Montgomery County GO, Consolidated Public Improvement, Refunding, Series A, 4.00%, 11/01/20	8,000,000	8,850,080
Montgomery County Revenue,
Department of Liquor Control, Refunding, Series A, 5.00%, 4/01/27	1,625,000	1,889,810
Department of Liquor Control, Refunding, Series A, 5.00%, 4/01/28	2,230,000	2,584,771
Department of Liquor Control, Refunding, Series A, 5.00%, 4/01/31	2,470,000	2,819,826
Department of Liquor Control, Series A, 5.00%, 4/01/30	1,935,000	2,215,343
Montgomery County Water Quality Protection Charge Revenue,
Series A, 5.00%, 4/01/30	1,855,000	2,119,337
Series A, 5.00%, 4/01/31	1,240,000	1,411,120
Prince George’s County COP, Public Safety Communications Center, 5.00%, 10/01/30	2,060,000	2,365,519
Prince George’s County GO, Consolidated Public Improvement, Series A, 5.00%, 9/15/28	3,725,000	4,381,308

|89

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Maryland Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Maryland (continued)
Prince George’s County IDA Lease Revenue, Upper Marlboro Justice, Series B, NATL Insured, 4.75%,
6/30/30	$4,000,000	$4,012,040
		479,397,889

District of Columbia 0.5%
Washington State Metropolitan Area Transit Authority Gross Revenue, Transit, Series A, 5.125%, 7/01/32	2,500,000	2,778,475
U.S. Territories 3.8%
Puerto Rico 3.8%
Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.50%, 7/01/38	5,000,000	3,262,500
Series XX, 5.25%, 7/01/40	5,000,000	3,262,500
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Series A, 5.75%, 8/01/37	11,425,000	4,855,625
first subordinate, Series A, 6.00%, 8/01/42	18,160,000	7,808,800
		19,189,425
Total Municipal Bonds (Cost $495,379,154) 98.6%		501,365,789
Other Assets, less Liabilities 1.4%.		7,113,033
Net Assets 100.0%		$508,478,822

See Abbreviations on page 145.

|90

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2015 (unaudited)

Franklin Massachusetts Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 98.3%
Massachusetts 98.3%
Boston GO, Refunding, Series B, 5.00%, 4/01/26.	$6,160,000	$7,642,342
Boston Water and Sewer Commission Revenue, General, Refunding, Senior Series A, 4.00%, 11/01/28	4,400,000	4,875,992
Braintree GO, Refunding, 5.00%, 5/15/27	2,000,000	2,517,880
City of Quincy GO, Muni Purpose Loan, Refunding, 4.00%, 6/01/32	2,565,000	2,756,067
Dudley-Charlton Regional School District GO, Series B, NATL Insured, 5.25%, 5/01/19	3,140,000	3,545,751
Massachusetts Bay Transportation Authority Sales Tax Revenue,
Refunding, Senior Series A, 5.25%, 7/01/30	4,000,000	5,166,280
Refunding, Series B, 5.00%, 7/01/33	2,500,000	2,966,125
Series A, 5.00%, 7/01/40	5,000,000	5,804,400
Massachusetts State College Building Authority Project Revenue,
Refunding, Series B, XLCA Insured, 5.50%, 5/01/39	5,000,000	6,544,800
Series A, Assured Guaranty, 5.00%, 5/01/33.	10,000,000	10,862,900
Series B, 5.00%, 5/01/40	4,625,000	5,197,529
Massachusetts State Department of Transportation Metropolitan Highway System Revenue, Commonwealth
Contract Assistance Secured, Series B, 5.00%, 1/01/35	16,165,000	18,027,855
Massachusetts State Development Finance Agency Revenue,
Boston College Issue, Series P, NATL Insured, 4.75%, 7/01/42	11,000,000	11,439,450
Brandeis University Issue, Series N, 5.00%, 10/01/39	5,000,000	5,384,500
The Broad Institute Issue, Series A, 5.375%, 4/01/41.	15,000,000	17,049,900
Massachusetts College of Pharmacy and Allied Health Sciences Issue, Series E, Assured Guaranty,
Pre-Refunded, 5.00%, 7/01/31	5,000,000	5,333,450
Massachusetts College of Pharmacy and Allied Health Sciences Issue, Series E, Assured Guaranty,
Pre-Refunded, 5.00%, 7/01/37	5,035,000	5,370,784
Northeastern University Issue, Series A, 5.00%, 3/01/44	5,000,000	5,566,900
Partners Healthcare System Issue, Refunding, Series L, 5.00%, 7/01/41	5,000,000	5,515,400
Partners Healthcare System Issue, Refunding, Series O-2, 5.00%, 7/01/30	5,000,000	5,845,150
Sterling and Francine Clark Art Institute Issue, 5.00%, 7/01/41	12,900,000	14,042,811
Western New England College Issue, Refunding, Series A, Assured Guaranty, 5.00%, 9/01/33.	12,200,000	12,237,942
WGBH Educational Foundation Issue, Refunding, Series A, Assured Guaranty, 5.00%, 1/01/36	15,945,000	16,880,015
Worcester Polytechnic Institute Issue, 4.00%, 9/01/49	4,825,000	4,898,967
Worcester Polytechnic Institute Issue, Refunding, NATL Insured, 5.00%, 9/01/37	12,850,000	13,628,067
Massachusetts State Educational Financing Authority Education Loan Revenue,
Issue I, 6.00%, 1/01/28	6,280,000	6,706,098
Issue I, Refunding, Series A, 5.50%, 1/01/22	3,000,000	3,380,520
Massachusetts State Federal Highway Revenue, Grant Anticipation Notes, Accelerated Bridge Program,
Series A, 5.00%, 6/15/27	5,000,000	6,070,750
Massachusetts State GO,
Consolidated Loan, Series C, AMBAC Insured, Pre-Refunded, 5.00%, 8/01/37	10,000,000	10,693,300
Consolidated Loan, Series F, 4.00%, 11/01/29	6,000,000	6,532,080
Refunding, Series A, AMBAC Insured, 5.50%, 8/01/30	5,000,000	6,454,850
Massachusetts State Health and Educational Facilities Authority Revenue,
Cable Housing and Health Services Issue, Series A, NATL Insured, 5.25%, 7/01/23	850,000	851,046
Cape Cod Healthcare Obligated Group, Assured Guaranty, 6.00%, 11/15/28	3,000,000	3,478,320
Cape Cod Healthcare Obligated Group, Assured Guaranty, 5.125%, 11/15/35	3,150,000	3,440,524
Children’s Hospital Issue, Series M, 5.25%, 12/01/39.	7,000,000	7,795,130
Emmanuel College Issue, NATL Insured, 5.00%, 7/01/37	10,000,000	10,240,400
Lesley University Issue, Series A, Assured Guaranty, 5.25%, 7/01/39	9,350,000	10,400,846
Partners Healthcare System Issue, Refunding, Series J-1, 5.00%, 7/01/39	4,345,000	4,800,747
Southcoast Health System Obligated Group, Series D, 5.00%, 7/01/39	5,500,000	5,876,200
Sterling and Francine Clark Art Institute Issue, Series B, 5.00%, 7/01/40	5,000,000	5,512,400
Massachusetts State HFA, MFHR, Section 8 Assisted, Series A, ETM, 7.00%, 4/01/21	430,000	527,937

Quarterly Statement of Investments | See Notes to Statements of Investments. | 91

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Massachusetts Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Massachusetts (continued)
Massachusetts State HFAR,
Housing, Refunding, Series A, 3.25%, 12/01/27	$4,000,000	$4,022,520
Housing, Refunding, Series A, 3.50%, 12/01/31	5,805,000	5,797,918
Housing, Series C, 5.125%, 12/01/39.	1,700,000	1,779,866
Housing, Series C, 5.35%, 12/01/49	4,500,000	4,736,790
Housing, Series D, 5.05%, 6/01/40	4,430,000	4,586,113
Housing, Series F, 2.875%, 12/01/27	2,020,000	1,961,905
Housing, Series F, 3.15%, 12/01/32	3,445,000	3,384,781
Housing, Series F, 3.45%, 12/01/37	1,500,000	1,460,445
SF Housing, Series 159, 4.05%, 12/01/32	12,000,000	12,406,560
SF Housing, Series 162, 3.15%, 12/01/32	10,905,000	10,526,269
Massachusetts State Port Authority Revenue,
Series A, AGMC Insured, 4.50%, 7/01/32	5,590,000	5,831,712
Series A, AGMC Insured, 4.50%, 7/01/37	7,935,000	8,212,646
Massachusetts State School Building Authority Dedicated Sales Tax Revenue,
Senior, Series B, 5.00%, 10/15/41	10,000,000	11,473,600
Series A, AMBAC Insured, Pre-Refunded, 4.75%, 8/15/32	15,000,000	16,014,150
Massachusetts State Special Obligation Dedicated Tax Revenue,
Refunding, NATL Insured, 5.50%, 1/01/25	10,900,000	13,560,799
Refunding, NATL Insured, 5.50%, 1/01/34	16,900,000	21,581,976
Massachusetts State Transportation Fund Revenue, Accelerated Bridge Program, Series A, 4.00%, 6/01/31 .	5,555,000	5,871,968
Massachusetts State Water Pollution Abatement Trust Revenue,
2012, Pooled Loan Program, Series 6, 5.50%, 8/01/30	195,000	195,755
2012, Pooled Loan Program, Series 7, 5.125%, 2/01/31.	260,000	260,884
State Revolving Fund, Refunding, 5.00%, 8/01/23	3,000,000	3,688,890
Massachusetts State Water Pollution Abatement Trust Water Pollution Abatement Revenue, Massachusetts
Water Resources Authority Program, Refunding, Sub Series A, 5.75%, 8/01/29.	250,000	251,025
Massachusetts State Water Resources Authority Revenue,
General, Refunding, Series B, AGMC Insured, 5.25%, 8/01/28	5,490,000	7,037,082
General, Series A, AGMC Insured, 4.50%, 8/01/46	5,325,000	5,429,370
Metropolitan Boston Transit Parking Corp. Systemwide Parking Revenue,
senior lien, 5.00%, 7/01/41	7,500,000	8,325,975
senior lien, Refunding, 5.25%, 7/01/36	5,585,000	6,358,076
Monson GO, AMBAC Insured, 5.25%, 11/01/23	1,675,000	1,680,360
Springfield GO, State Qualified Municipal Purpose Loan, AGMC Insured, Pre-Refunded, 4.50%, 8/01/26	2,000,000	2,091,060
Worcester GO,
Assured Guaranty, 5.00%, 11/01/37.	3,000,000	3,208,800
Municipal Purpose Loan, 3.25%, 11/01/25	3,370,000	3,513,697
Municipal Purpose Loan, 3.50%, 11/01/26	3,000,000	3,145,320
Total Municipal Bonds (Cost $441,347,511) 98.3%		470,258,717
Other Assets, less Liabilities 1.7%.		8,315,396
Net Assets 100.0%		$478,574,113

See Abbreviations on page 145.

|92

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2015 (unaudited)

Franklin Michigan Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 92.7%
Michigan 89.8%
Allendale Public School District GO, School Building and Site, Series A, AGMC Insured, 5.00%, 5/01/37	$11,810,000	$12,447,976
Ann Arbor Public School District GO,
Refunding, 5.00%, 5/01/26.	750,000	900,780
Refunding, 5.00%, 5/01/28.	1,000,000	1,182,700
Refunding, 5.00%, 5/01/29.	1,235,000	1,449,458
Battle Creek School District GO,
School Building and Site, AGMC Insured, 5.00%, 5/01/31	4,000,000	4,202,760
School Building and Site, AGMC Insured, 5.00%, 5/01/34	10,165,000	10,658,307
Bay City School District GO, Counties of Bay and Saginaw, State of Michigan, School Building and Site,
AGMC Insured, Pre-Refunded, 5.00%, 5/01/31	6,000,000	6,117,300
Caledonia Community Schools GO,
Counties of Kent, Allegan and Barry, Refunding, 5.00%, 5/01/24	1,000,000	1,202,850
Counties of Kent, Allegan and Barry, Refunding, 5.00%, 5/01/25	1,000,000	1,210,340
Counties of Kent, Allegan and Barry, Refunding, 5.00%, 5/01/26	1,000,000	1,209,530
Counties of Kent, Allegan and Barry, School Building and Site, NATL Insured, 5.00%, 5/01/26	3,665,000	3,873,612
Central Michigan University Revenue,
General, Refunding, 5.00%, 10/01/30	1,910,000	2,226,812
General, Refunding, 5.00%, 10/01/31	1,055,000	1,224,633
General, Refunding, 5.00%, 10/01/34	1,600,000	1,837,136
General, Refunding, 5.00%, 10/01/39	2,000,000	2,265,000
Chippewa Valley Schools GO,
Refunding, 5.00%, 5/01/28.	6,075,000	6,972,520
Refunding, 5.00%, 5/01/29.	6,425,000	7,328,034
Refunding, 5.00%, 5/01/30.	6,420,000	7,276,492
Refunding, 5.00%, 5/01/31.	3,000,000	3,378,990
Refunding, 5.00%, 5/01/32.	6,590,000	7,376,187
Detroit City School District GO, School Building and Site Improvement, Series A, AGMC Insured, 6.00%,
5/01/29.	10,000,000	12,443,100
Detroit GO,
Distributable State Aid, 5.00%, 11/01/30	5,000,000	5,273,200
Distributable State Aid, 5.25%, 11/01/35	5,000,000	5,285,150
Detroit Sewage Disposal System Revenue, second lien, Series A, NATL Insured, 5.125%, 7/01/33.	18,790,000	18,861,402
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding,
Series A, AGMC Insured, 5.00%, 7/01/39	5,000,000	5,376,300
Detroit Water Supply System Revenue,
second lien, Refunding, Series C, AGMC Insured, 5.00%, 7/01/33	20,000,000	20,151,200
second lien, Series B, NATL Insured, 5.00%, 7/01/34	8,875,000	8,907,926
senior lien, Refunding, Series B, BHAC Insured, 5.25%, 7/01/35	17,500,000	18,693,850
senior lien, Series A, AGMC Insured, 5.00%, 7/01/34	25,725,000	25,929,771
Farmington Public School District GO,
School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/27	1,000,000	1,173,650
School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/28	2,000,000	2,331,160
School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/32	4,035,000	4,635,206
School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/33	2,900,000	3,326,300
School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/34	3,000,000	3,438,360
School Building and Site, Refunding, AGMC Insured, 5.00%, 5/01/35	1,000,000	1,145,250
Grand Rapids Building Authority Revenue, Series A, AMBAC Insured, 5.00%, 10/01/28.	3,590,000	3,601,344
Grand Rapids Sanitary Sewer System Revenue,
Improvement, Refunding, 5.00%, 1/01/26	1,000,000	1,200,430
Improvement, Refunding, 5.00%, 1/01/28	1,560,000	1,843,639
Improvement, Refunding, 5.00%, 1/01/29	1,000,000	1,171,440

Quarterly Statement of Investments | See Notes to Statements of Investments. | 93

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Michigan Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Michigan (continued)
Grand Rapids Sanitary Sewer System Revenue, (continued)
Improvement, Refunding, 5.00%, 1/01/31	$2,095,000	$2,431,017
Improvement, Refunding, 5.00%, 1/01/32	1,175,000	1,358,864
Improvement, Refunding, 5.00%, 1/01/33	1,125,000	1,301,040
Improvement, Refunding, 5.00%, 1/01/34	1,000,000	1,148,690
Improvement, Refunding, 5.00%, 1/01/35	1,500,000	1,717,230
Improvement, Refunding, 5.00%, 1/01/39	880,000	997,973
Improvement, Refunding, 5.00%, 1/01/44	2,000,000	2,255,940
Grand Rapids Water Supply System Revenue, Assured Guaranty, 5.10%, 1/01/39	3,000,000	3,255,600
Grand Traverse County Hospital Finance Authority Revenue,
Munson Healthcare Obligated Group, Series A, 5.00%, 7/01/44	2,000,000	2,163,580
Munson Healthcare Obligated Group, Series A, 5.00%, 7/01/47	2,500,000	2,689,350
Grand Valley State University Revenue,
General, Pre-Refunded, 5.75%, 12/01/34	1,500,000	1,578,330
General, Refunding, Series A, AGMC Insured, 5.00%, 12/01/28	17,165,000	18,643,765
General, Refunding, Series A, AGMC Insured, 5.00%, 12/01/33	8,570,000	9,251,315
Grandville Public School District GO,
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/29	750,000	860,250
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/30	1,000,000	1,140,010
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/31	1,150,000	1,305,032
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/32	1,165,000	1,317,021
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/34	1,315,000	1,475,325
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/35	1,225,000	1,369,134
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/37	2,915,000	3,233,318
School Building and Site, Series II, AGMC Insured, 5.00%, 5/01/40	6,215,000	6,862,354
Holly Area School District GO,
Refunding, 5.00%, 5/01/30.	1,045,000	1,186,848
Refunding, 5.00%, 5/01/32.	1,040,000	1,178,705
Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Refunding, Series C,
Assured Guaranty, 5.00%, 6/01/26.	10,000,000	11,223,900
Kalamazoo Hospital Finance Authority Hospital Facility Revenue,
Bronson Methodist Hospital, Refunding, AGMC Insured, 5.25%, 5/15/36	10,000,000	10,983,100
Bronson Methodist Hospital, Refunding, Series B, AGMC Insured, 5.00%, 5/15/26	7,000,000	7,576,590
Kelloggsville Public Schools GO,
School Building and Site, AGMC Insured, 5.00%, 5/01/33	1,045,000	1,172,406
School Building and Site, AGMC Insured, 5.00%, 5/01/35	1,150,000	1,280,433
School Building and Site, AGMC Insured, 5.00%, 5/01/38	3,815,000	4,209,204
L’Anse Creuse Public Schools GO,
Refunding, 5.00%, 5/01/28.	5,230,000	6,091,329
Refunding, 5.00%, 5/01/30.	5,560,000	6,391,943
Refunding, 5.00%, 5/01/32.	5,890,000	6,755,830
Refunding, 5.00%, 5/01/34.	6,220,000	7,026,299
Refunding, 5.00%, 5/01/35.	2,840,000	3,208,149
Lansing Board of Water and Light Utility System Revenue, Series A, 5.50%, 7/01/41	10,000,000	11,648,900
Lansing Community College GO, College Building and Site, Refunding, 5.00%, 5/01/32	3,000,000	3,441,660
Lapeer Community Schools GO,
School Building and Site, AGMC Insured, 5.00%, 5/01/33	4,400,000	4,725,292
School Building and Site, AGMC Insured, 5.00%, 5/01/37	4,325,000	4,635,189
Lenawee County Hospital Finance Authority Hospital Revenue, ProMedica Healthcare Obligated Group,
Refunding, Series B, 6.00%, 11/15/35	5,000,000	6,001,650

|94

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Michigan Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Michigan (continued)
Livonia Public Schools School District GO,
School Building and Site, Series I, AGMC Insured, 5.00%, 5/01/36	$5,725,000	$6,312,557
School Building and Site, Series I, AGMC Insured, 5.00%, 5/01/38	6,000,000	6,582,840
School Building and Site, Series I, AGMC Insured, 5.00%, 5/01/43	16,850,000	18,383,518
Mason County CSD,
GO, Counties of Mason, Lake and Oceana, Refunding, 5.00%, 5/01/25	1,050,000	1,270,857
GO, Counties of Mason, Lake and Oceana, Refunding, 5.00%, 5/01/26	1,100,000	1,311,013
Mattawan Consolidated School District GO,
Series I, 5.00%, 5/01/30	1,000,000	1,149,630
Series I, 5.00%, 5/01/31	1,915,000	2,189,803
Series I, 5.00%, 5/01/32	1,110,000	1,273,170
Series I, 5.00%, 5/01/34	2,325,000	2,626,390
Series I, 5.00%, 5/01/39	3,375,000	3,783,611
Meridian Public School District GO,
Refunding, 5.00%, 5/01/25.	500,000	605,170
Refunding, 5.00%, 5/01/27.	735,000	865,948
Refunding, 5.00%, 5/01/29.	775,000	895,745
Refunding, 5.00%, 5/01/31.	1,130,000	1,292,155
Michigan State Building Authority Revenue,
Facilities Program, Refunding, Series I-A, 5.00%, 10/15/33	5,000,000	5,632,450
Facilities Program, Refunding, Series I-A, 5.50%, 10/15/45	2,000,000	2,292,540
Facilities Program, Refunding, Series I-A, 5.25%, 10/15/47	5,000,000	5,604,250
Facilities Program, Series I, 6.25%, 10/15/38	5,985,000	6,767,000
Facilities Program, Series I, Pre-Refunded, 6.25%, 10/15/38	9,015,000	10,368,422
Refunding, Series IA, AGMC Insured, 5.00%, 10/15/31	15,530,000	16,052,119
Refunding, Series IA, AGMC Insured, 5.00%, 10/15/32	10,000,000	10,331,800
Refunding, Series IA, AGMC Insured, 5.00%, 10/15/36	755,000	778,722
Series IA, AGMC Insured, Pre-Refunded, 5.00%, 10/15/36	245,000	254,871
Michigan State Comprehensive Transportation Revenue,
AGMC Insured, Pre-Refunded, 5.00%, 5/15/26	4,740,000	4,842,479
AGMC Insured, Pre-Refunded, 5.00%, 5/15/31	8,000,000	8,172,960
Michigan State Finance Authority Revenue,
Hospital, Oakwood Obligated Group, Refunding, 5.00%, 8/15/28	5,585,000	6,343,555
Hospital, Oakwood Obligated Group, Refunding, 5.00%, 8/15/29	5,865,000	6,622,875
Hospital, Oakwood Obligated Group, Refunding, AGMC Insured, 5.00%, 11/01/32	10,005,000	11,113,454
Hospital, Oakwood Obligated Group, Refunding, AGMC Insured, 5.00%, 11/01/42	12,000,000	13,080,720
Hospital, Sparrow Obligated Group, AGMC Insured, 5.00%, 11/15/42	8,000,000	8,667,760
State Revolving Fund, Clean Water, 5.00%, 10/01/28	3,000,000	3,546,450
State Revolving Fund, Clean Water, 5.00%, 10/01/29	3,000,000	3,533,910
State Revolving Fund, Clean Water, 5.00%, 10/01/32	2,000,000	2,325,620
Michigan State HDA Rental Housing Revenue, Series A, 5.25%, 10/01/46	1,810,000	1,902,654
Michigan State Hospital Finance Authority Revenue,
Hospital, Sparrow Obligated Group, NATL Insured, 5.00%, 11/15/31	2,410,000	2,568,602
Hospital, Sparrow Obligated Group, NATL Insured, Pre-Refunded, 5.00%, 11/15/31	6,090,000	6,591,329
Hospital, Sparrow Obligated Group, Pre-Refunded, 5.00%, 11/15/31	7,060,000	7,641,179
Hospital, Sparrow Obligated Group, Refunding, 5.00%, 11/15/31	2,940,000	3,132,305
Hospital, Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/36	6,165,000	6,520,597
Mclaren Healthcare, Refunding, Series A, 5.00%, 6/01/26	2,065,000	2,362,050
Mclaren Healthcare, Refunding, Series A, 5.00%, 6/01/27	2,285,000	2,597,611
Mclaren Healthcare, Refunding, Series A, 5.00%, 6/01/28	2,615,000	2,954,453
Mclaren Healthcare, Refunding, Series A, 5.00%, 6/01/35	2,250,000	2,483,010
MidMichigan Obligated Group, Series A, Pre-Refunded, 6.125%, 6/01/39	5,000,000	5,849,600

|95

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Michigan Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Michigan (continued)
Michigan State Hospital Finance Authority Revenue, (continued)
St. John Health System, Series A, AMBAC Insured, ETM, 5.125%, 5/15/17	$7,615,000	$7,642,719
Trinity Health Credit Group, Refunding, Series A-1, 6.50%, 12/01/33	5,170,000	5,901,296
Trinity Health Credit Group, Series A-1, Pre-Refunded, 6.50%, 12/01/33	19,830,000	23,046,029
Trinity Health Credit Group, Series B, 5.00%, 12/01/48	20,000,000	21,357,800
Michigan State Revenue, Grant Anticipation Bonds, AGMC Insured, 5.25%, 9/15/27	10,000,000	10,703,100
Michigan State Strategic Fund Limited Obligation Revenue,
The Detroit Edison Co. Exempt Facilities Project, Mandatory Put 8/01/16, Refunding, Series ET, Sub
Series ET-2, 5.50%, 8/01/29	10,000,000	10,276,100
The Detroit Edison Co. Pollution Control Bonds Project, Refunding, Collateralized Series BB, AMBAC
Insured, 7.00%, 5/01/21	3,000,000	3,749,850
Michigan State Technological University Revenue, General, Refunding, Series A, 5.00%, 10/01/45	2,400,000	2,644,584
Michigan State University Revenue,
General, Refunding, Series C, 5.00%, 2/15/44	14,630,000	16,233,302
General, Series A, 5.00%, 8/15/40	8,500,000	9,782,140
Muskegon County GO,
Waste Water Management System No. 1, Refunding, 5.00%, 11/01/33	1,360,000	1,557,771
Waste Water Management System No. 1, Refunding, 5.00%, 11/01/36	1,735,000	1,963,742
Northview Public Schools District GO, School Building and Site, 5.00%, 5/01/41.	3,000,000	3,264,210
Oakland University Board of Trustees Revenue,
General, Refunding, 5.00%, 3/01/27	1,000,000	1,162,520
General, Refunding, 5.00%, 3/01/30	1,010,000	1,150,198
General, Refunding, 5.00%, 3/01/31	1,260,000	1,429,987
General, Refunding, 5.00%, 3/01/32	1,000,000	1,131,030
General, Refunding, 5.00%, 3/01/33	1,285,000	1,449,403
General, Refunding, 5.00%, 3/01/34	1,000,000	1,125,630
General, Refunding, 5.00%, 3/01/39	3,000,000	3,337,860
Rockford Public Schools GO, School Building and Site, AGMC Insured, 5.00%, 5/01/33	5,000,000	5,427,700
Roseville School District GO,
Refunding, 5.00%, 5/01/25.	1,000,000	1,210,340
Refunding, 5.00%, 5/01/26.	1,400,000	1,668,562
Refunding, 5.00%, 5/01/27.	1,370,000	1,614,079
Refunding, 5.00%, 5/01/28.	3,040,000	3,540,658
Refunding, 5.00%, 5/01/29.	3,300,000	3,814,140
Refunding, 5.00%, 5/01/30.	1,620,000	1,862,401
Refunding, 5.00%, 5/01/31.	1,585,000	1,812,448
Royal Oak Hospital Finance Authority Hospital Revenue,
William Beaumont Hospital Obligated Group, Refunding, Series D, 5.00%, 9/01/27.	3,350,000	3,843,924
William Beaumont Hospital Obligated Group, Refunding, Series D, 5.00%, 9/01/28.	2,500,000	2,850,925
William Beaumont Hospital Obligated Group, Refunding, Series D, 5.00%, 9/01/39.	17,500,000	19,181,050
William Beaumont Hospital Obligated Group, Series V, Pre-Refunded, 8.25%, 9/01/39	10,000,000	11,948,500
Saginaw City School District GO, School Building and Site, AGMC Insured, 5.00%, 5/01/38.	10,555,000	11,335,331
Saginaw Valley State University Revenue, General, Refunding, AGMC Insured, 5.00%, 7/01/28	7,050,000	7,677,168
South Haven Public Schools GO,
School Building and Site, Series B, AGMC Insured, 5.00%, 5/01/33	350,000	394,170
School Building and Site, Series B, AGMC Insured, 5.00%, 5/01/35	1,575,000	1,760,315
Southfield Public Schools GO, Refunding, NATL Insured, 4.75%, 5/01/29	9,040,000	9,468,044
Trenton Public Schools GO,
School Building and Site, AGMC Insured, 5.00%, 5/01/31	4,575,000	4,943,653
School Building and Site, AGMC Insured, 5.00%, 5/01/38	8,150,000	8,746,498

|96

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Michigan Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Michigan (continued)
Troy City School District GO,
Refunding, 5.00%, 5/01/23.	$635,000	$759,320
Refunding, 5.00%, 5/01/25.	1,000,000	1,210,340
Refunding, 5.00%, 5/01/26.	1,230,000	1,465,951
Warren Consolidated School District GO, School Building and Site, 5.00%, 5/01/32	2,500,000	2,769,600
Wayne County Airport Authority Revenue,
Detroit Metropolitan Wayne County Airport, Refunding, NATL Insured, 5.00%, 12/01/27	9,910,000	10,678,520
Detroit Metropolitan Wayne County Airport, Refunding, NATL Insured, 5.00%, 12/01/28	10,170,000	10,946,073
Wayne State University Revenue,
General, Refunding, AGMC Insured, 5.00%, 11/15/28	23,550,000	25,940,325
General, Refunding, AGMC Insured, 5.00%, 11/15/35	22,435,000	24,498,347
General, Refunding, Series A, 5.00%, 11/15/31	1,860,000	2,123,395
General, Refunding, Series A, 5.00%, 11/15/33	1,500,000	1,699,920
Western Michigan University Revenue,
General, AGMC Insured, Pre-Refunded, 5.00%, 11/15/28	5,500,000	6,052,255
General, AGMC Insured, Pre-Refunded, 5.00%, 11/15/32	6,410,000	7,053,628
Refunding, Series A, 5.00%, 11/15/26	1,500,000	1,794,330
Refunding, Series A, 5.00%, 11/15/27	2,160,000	2,567,938
Refunding, Series A, 5.00%, 11/15/28	1,635,000	1,924,395
Refunding, Series A, 5.00%, 11/15/29	2,000,000	2,330,580
Refunding, Series A, 5.00%, 11/15/30	2,500,000	2,895,375
Refunding, Series A, 5.00%, 11/15/40	1,560,000	1,742,879
Refunding, Series A, 5.00%, 11/15/45	2,000,000	2,220,880
Zeeland Public Schools GO,
School Building and Site, Series A, AGMC Insured, 5.00%, 5/01/31	1,530,000	1,736,259
School Building and Site, Series A, AGMC Insured, 5.00%, 5/01/33	2,000,000	2,252,400
School Building and Site, Series A, AGMC Insured, 5.00%, 5/01/34	2,000,000	2,243,840
School Building and Site, Series A, AGMC Insured, 5.00%, 5/01/35	2,000,000	2,235,320
		964,851,461

U.S. Territories 2.9%
Puerto Rico 2.9%
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Series A, 5.375%, 8/01/39.	9,000,000	3,757,500
first subordinate, Series A, 6.375%, 8/01/39.	10,000,000	4,375,000
first subordinate, Series A, 6.00%, 8/01/42	25,000,000	10,750,000
first subordinate, Series C, 5.50%, 8/01/40	15,000,000	6,300,000
first subordinate, Series C, 5.25%, 8/01/41	15,000,000	6,225,000
		31,407,500
Total Municipal Bonds (Cost $986,707,096) 92.7%		996,258,961
Other Assets, less Liabilities 7.3%		78,563,795
Net Assets 100.0%		$1,074,822,756

See Abbreviations on page 145.

|97

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2015 (unaudited)

Franklin Minnesota Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 97.6%
Minnesota 97.6%
Alexandria ISD No. 206 GO, School Building, Minnesota School District Credit Enhancement Program,
Series A, 5.00%, 2/01/37	$11,700,000	$13,005,837
Anoka County Regional Railroad Authority GO, Series A, XLCA Insured, Pre-Refunded, 4.50%, 2/01/32	11,125,000	11,631,521
Anoka-Hennepin ISD No. 11 GO, Anoka and Hennepin Counties, School Building, Minnesota School
District Credit Enhancement Program, Refunding, Series A, Assured Guaranty, 5.00%, 2/01/20	5,870,000	6,757,192
Bemidji GO, Sales Tax Revenue, Refunding, 5.25%, 2/01/38	12,055,000	13,385,149
Big Lake ISD No. 727 GO,
Refunding, Series B, 5.00%, 2/01/23	2,990,000	3,562,854
Refunding, Series B, 5.00%, 2/01/24	3,000,000	3,572,820
Refunding, Series B, 5.00%, 2/01/25	1,225,000	1,453,389
Blue Earth County EDA Public Project Lease Revenue, Series A, NATL Insured, 4.50%, 12/01/24	1,055,000	1,121,254
Brainerd ISD No. 181 GO,
School Building, Refunding, Series A, 4.00%, 2/01/19	5,025,000	5,479,712
School Building, Refunding, Series A, 4.00%, 2/01/20	5,025,000	5,474,838
Burnsville ISD No. 191 GO,
Alternative Facilities, Series A, 3.00%, 2/01/29	1,570,000	1,572,591
Alternative Facilities, Series A, 3.00%, 2/01/30	2,880,000	2,863,469
Cambridge ISD No. 911 GO,
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A,
3.00%, 2/01/27	3,410,000	3,532,419
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A,
3.00%, 2/01/30	5,585,000	5,546,575
Center City Health Care Facilities Revenue, Hazelden Foundation Project, 5.00%, 11/01/41	1,600,000	1,689,360
Central Municipal Power Agency Revenue,
Brookings, South East Twin Cities Transmission Project, 5.00%, 1/01/32	1,150,000	1,268,830
Brookings, South East Twin Cities Transmission Project, 5.00%, 1/01/42	1,615,000	1,748,383
Chaska ISD No. 112 GO,
Alternative Facilities, Minnesota School District Credit Enhancement Program, Refunding, Series A,
5.00%, 2/01/20	4,135,000	4,772,658
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A,
4.00%, 2/01/20	4,475,000	4,974,320
School Building, Series A, NATL Insured, 4.50%, 2/01/28	15,000,000	15,624,000
Chisago County GO, Capital Improvement, Series A, NATL Insured, Pre-Refunded, 4.75%, 2/01/26	2,415,000	2,432,726
Circle Pines ISD No. 12 GO,
School Building, Minnesota School District Credit Enhancement Program, Capital Appreciation, Series
A,zerocpn.,2/01/32	1,450,000	810,710
School Building, Minnesota School District Credit Enhancement Program, Capital Appreciation, Series
A,zerocpn.,2/01/34	1,600,000	808,592
School Building, Minnesota School District Credit Enhancement Program, Capital Appreciation, Series
A,zerocpn.,2/01/35	350,000	168,788
Cloquet Public Schools ISD No. 94 GO, School Building, Series B, 5.00%, 2/01/32	3,615,000	4,234,466
Dakota County CDA, SFMR, MBS Program, Series A, GNMA Secured, 4.875%, 12/01/33.	1,120,000	1,194,346
Dakota County CDA Governmental Housing Development GO, Senior Housing Facilities, Series A,
5.125%, 1/01/35	2,625,000	2,801,348
Duluth ISD No. 709 COP,
Full Term Certificates, Series B, 4.75%, 2/01/25	8,445,000	9,297,354
Full Term Certificates, Series B, AGMC Insured, 5.00%, 2/01/28	18,890,000	20,757,276
Duluth ISD No. 709 GO,
Refunding, Series B, 4.00%, 2/01/25	3,450,000	3,874,281
Refunding, Series B, 2.50%, 2/01/26	2,840,000	2,784,790
Edina ISD No. 273 GO, Alternative Facilities, Series A, 2.50%, 2/01/26	1,000,000	1,011,130

Quarterly Statement of Investments | See Notes to Statements of Investments. | 98

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Minnesota Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Minnesota (continued)
Elk River ISD No. 728 GO,
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A, AGMC
Insured, 4.25%, 2/01/23	$3,000,000	$3,120,420
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A, AGMC
Insured, 4.25%, 2/01/24	5,265,000	5,475,073
School Building, Series A, 4.00%, 2/01/32	6,130,000	6,607,466
Ely Housing and RDAR, Housing Development, Series A, XLCA Insured, 4.50%, 11/01/41	1,530,000	1,566,858
Farmington ISD No. 192 GO,
School Building, Refunding, Series A, AGMC Insured, 4.50%, 2/01/24	5,015,000	5,049,804
[a]School Building, Refunding, Series C, 5.00%, 2/01/24	7,165,000	8,757,350
School Building, Series B, AGMC Insured, 4.75%, 2/01/27.	16,075,000	16,187,686
Fergus Falls ISD No. 544 GO, School Building, Minnesota School District Credit Enhancement Program,
Series A, AGMC Insured, 5.00%, 1/01/25	1,655,000	1,788,277
Fridley ISD No. 14 GO, Fridley Public Schools, Alternative Facilities, Series A, AGMC Insured, 4.375%,
2/01/27.	1,040,000	1,075,370
Hennepin County Regional Railroad Authority GO,
Refunding, Series A, 4.00%, 12/01/27	2,475,000	2,653,299
Refunding, Series A, 4.00%, 12/01/28	1,590,000	1,699,503
Hennepin County Sales Tax Revenue,
first lien, Ballpark Project, Series A, 4.75%, 12/15/37	25,000,000	26,471,000
second lien, Ballpark Project, Series B, 5.00%, 12/15/17	1,740,000	1,877,164
second lien, Ballpark Project, Series B, 5.00%, 12/15/21	5,000,000	5,422,700
Hermantown ISD No. 700 GO, School Building, Series A, 4.00%, 2/01/29	2,310,000	2,523,259
Jackson County GO, Capital Improvement Plan, Series A, 3.125%, 2/01/38	3,000,000	2,945,670
Jordan ISD No. 717 GO,
School Building, Series A, 5.00%, 2/01/31	1,460,000	1,690,651
School Building, Series A, 5.00%, 2/01/32	2,000,000	2,307,480
School Building, Series A, 5.00%, 2/01/33	1,700,000	1,955,374
School Building, Series A, 5.00%, 2/01/34	1,805,000	2,063,512
School Building, Series A, 5.00%, 2/01/35	1,000,000	1,139,730
Lakeville GO,
Refunding, Series B, 4.00%, 2/01/21	1,000,000	1,123,700
Refunding, Series B, 3.00%, 2/01/30	4,690,000	4,716,170
Lakeville ISD No. 194 GO,
Alternative Facilities, Series B, 3.00%, 2/01/25	3,560,000	3,714,824
School Building, Refunding, Series B, Assured Guaranty, 5.00%, 2/01/16	5,405,000	5,448,510
School Building, Refunding, Series B, Assured Guaranty, 5.00%, 2/01/17	5,750,000	6,046,412
School Building, Refunding, Series D, 4.25%, 2/01/24	7,000,000	7,159,810
Maple Grove GO,
Improvement, Refunding, Series A, 4.00%, 2/01/21	2,100,000	2,374,260
Improvement, Refunding, Series A, 4.00%, 2/01/22	2,470,000	2,814,886
Metropolitan Council Minneapolis-St. Paul Metropolitan Area GO, Wastewater, Series B, 4.50%, 12/01/26	5,000,000	5,000,000
Minneapolis and St. Paul Housing and RDA Health Care Facilities Revenue, Children’s Hospitals and
Clinics, Series A-1, AGMC Insured, 5.00%, 8/15/34	1,000,000	1,099,180
Minneapolis GO, Various Purpose, Refunding, 4.00%, 12/01/25	3,500,000	3,607,520
Minneapolis Health Care System Revenue,
Fairview Health Services, Refunding, Series A, 5.00%, 11/15/44	10,000,000	11,047,400
Fairview Health Services, Series B, Assured Guaranty, 6.50%, 11/15/38	29,485,000	32,889,633
Fairview Health Services, Series B, Assured Guaranty, Pre-Refunded, 6.50%, 11/15/38	5,515,000	6,371,810

|99

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Minnesota Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Minnesota (continued)
Minneapolis-St. Paul Metropolitan Airports Commission Airport Revenue,
senior bond, Refunding, Series A, 5.00%, 1/01/35	$9,295,000	$10,412,538
senior bond, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/20	5,400,000	5,656,662
senior bond, Refunding, Series A, BHAC Insured, 5.00%, 1/01/23	14,800,000	15,518,244
senior bond, Refunding, Series A, BHAC Insured, 5.00%, 1/01/26	10,000,000	10,476,400
Subordinate Airport, Refunding, Series B, 5.00%, 1/01/26	1,250,000	1,459,688
Subordinate Airport, Refunding, Series B, 5.00%, 1/01/27	1,500,000	1,742,325
Subordinate Airport, Refunding, Series B, 5.00%, 1/01/28	2,250,000	2,589,953
Minnesota Agricultural and Economic Development Board Revenue,
Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.00%,
2/15/30	14,600,000	15,966,852
Health Care Facilities, Essentia Health Obligated Group, Series E, Assured Guaranty, 5.00%, 2/15/37 .	20,600,000	21,772,140
Minnesota Public Facilities Authority State Revenue,
Revolving Fund, Refunding, Series A, 5.00%, 3/01/24	17,010,000	20,972,139
Revolving Fund, Series C, 5.00%, 3/01/26	16,530,000	18,980,903
Minnesota State 911 Revenue,
Public Safety Radio Communication System Project, Assured Guaranty, 4.50%, 6/01/22.	1,000,000	1,111,510
Public Safety Radio Communication System Project, Assured Guaranty, 4.50%, 6/01/24.	3,745,000	4,147,700
Public Safety Radio Communication System Project, Assured Guaranty, 5.00%, 6/01/24.	3,000,000	3,293,340
Minnesota State Colleges and Universities Revenue,
Board of Trustees, Fund, Refunding, Series A, 5.00%, 10/01/22.	1,410,000	1,701,659
Board of Trustees, Fund, Series A, 4.00%, 10/01/24	1,535,000	1,740,475
Board of Trustees, Fund, Series A, 5.00%, 10/01/28	2,135,000	2,476,707
Board of Trustees, Fund, Series A, 4.625%, 10/01/29	6,615,000	7,318,571
Minnesota State COP, Legislative Office Facility Project, 5.00%, 6/01/36	4,115,000	4,675,216
Minnesota State General Fund Revenue,
Appropriation, Refunding, Series A, 4.00%, 3/01/26	4,000,000	4,386,000
Appropriation, Refunding, Series A, 3.00%, 3/01/30	2,000,000	1,963,460
Appropriation, Refunding, Series B, 5.00%, 3/01/22	1,530,000	1,828,886
Appropriation, Series A, 5.00%, 6/01/32	7,000,000	8,055,040
Appropriation, Series A, 5.00%, 6/01/38	8,500,000	9,506,315
Minnesota State GO,
Highway and Various Purpose, AGMC Insured, 5.00%, 8/01/22	1,000,000	1,070,190
Highway and Various Purpose, AGMC Insured, 5.00%, 8/01/25	10,000,000	10,701,900
Highway and Various Purpose, Pre-Refunded, 5.00%, 8/01/23	3,000,000	3,207,990
NATL Insured, Pre-Refunded, 5.00%, 6/01/26	10,000,000	10,232,500
Various Purpose, Refunding, Series F, 4.00%, 10/01/25.	15,000,000	17,175,150
Various Purpose, Refunding, Series H, 5.00%, 11/01/27	2,500,000	2,849,550
Various Purpose, Series A, 4.25%, 12/01/27	5,000,000	5,525,050
Various Purpose, Series A, 4.50%, 12/01/28	15,540,000	17,277,061
Minnesota State HFA Homeownership Finance Revenue,
MBS Program, Series E, GNMA Secured, 4.45%, 7/01/31	3,730,000	3,920,603
MBS Program, Series G, GNMA Secured, 4.00%, 7/01/26.	1,940,000	2,066,333
MBS Program, Series G, GNMA Secured, 4.40%, 7/01/32.	3,235,000	3,487,492
Minnesota State HFAR,
Nonprofit Housing State Appropriation, 4.00%, 8/01/29	3,675,000	3,911,707
Nonprofit Housing State Appropriation, 5.00%, 8/01/31	2,225,000	2,558,683
Residential Housing Finance, Series E, 4.90%, 7/01/29.	7,955,000	8,267,870
Residential Housing Finance, Series E, 5.10%, 1/01/40.	7,535,000	7,793,300

|100

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Minnesota Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Minnesota (continued)
Minnesota State Higher Education Facilities Authority Revenue,
Carleton College, Series 7-D, 5.00%, 3/01/40.	$4,000,000	$4,413,520
Macalester College, Series 7-I, 5.00%, 6/01/35	5,000,000	5,584,650
University of St. Thomas, Series 6-X, 5.00%, 4/01/29	2,250,000	2,355,233
University of St. Thomas, Series 6-X, 5.25%, 4/01/39	10,000,000	10,441,000
University of St. Thomas, Series 7-A, 5.00%, 10/01/29	5,420,000	6,120,860
University of St. Thomas, Series 7-A, 5.00%, 10/01/39	4,485,000	4,907,173
Minnesota State Municipal Power Agency Electric Revenue,
Refunding, Series A, 4.00%, 10/01/31	1,265,000	1,346,251
Refunding, Series A, 4.00%, 10/01/32	1,200,000	1,272,336
Refunding, Series A, 4.00%, 10/01/33	1,000,000	1,056,330
Refunding, Series A, 5.00%, 10/01/34	1,000,000	1,148,210
Refunding, Series A, 5.00%, 10/01/35	1,005,000	1,149,770
Series A, 5.25%, 10/01/35	12,000,000	13,387,440
Minnesota State Public Facilities Authority Clean Water Revenue,
Series A, Pre-Refunded, 5.00%, 3/01/24	6,900,000	7,283,778
Series B, 4.75%, 3/01/27	5,000,000	5,228,700
New Brighton GO, Tax Increment, Series A, NATL Insured, 5.00%, 2/01/32	5,110,000	5,361,770
New Prague ISD No. 721 GO,
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A,
4.00%, 2/01/22	3,090,000	3,457,556
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A,
4.00%, 2/01/23	3,045,000	3,389,603
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A,
4.00%, 2/01/24	3,245,000	3,598,673
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A,
4.00%, 2/01/25	3,300,000	3,651,087
Northern Municipal Power Agency Electric System Revenue,
Refunding, Series A, Assured Guaranty, 5.00%, 1/01/21	1,505,000	1,620,388
Series A, 5.00%, 1/01/30	1,190,000	1,331,872
Series A, AMBAC Insured, 5.00%, 1/01/26	2,000,000	2,148,620
Northfield ISD No. 659 GO, School Building, Refunding, Series A, 4.00%, 2/01/20	3,420,000	3,738,436
Ramsey GO,
Capital Improvement Plan, Refunding, Series A, 3.00%, 12/15/28.	1,105,000	1,115,343
Capital Improvement Plan, Refunding, Series A, 3.375%, 12/15/31	1,215,000	1,256,942
Rochester Electricity Utility Revenue, Series B, 5.00%, 12/01/43	1,000,000	1,132,110
Rochester Health Care Facilities Revenue,
Mayo Clinic, Mandatory Put 11/15/21, Series C, 4.50%, 11/15/38	17,860,000	20,590,973
Mayo Clinic, Series D, 5.00%, 11/15/38	5,000,000	5,604,100
Mayo Clinic, Series E, 5.00%, 11/15/38	20,000,000	22,416,400
Rosemount ISD No. 196 GO,
School Building, Refunding, Series C, 4.00%, 2/01/21	1,365,000	1,536,021
School Building, Refunding, Series C, 4.00%, 2/01/22	2,380,000	2,695,897
Sauk Rapids ISD No. 047 GO,
School Building, Refunding, Series A, AGMC Insured, 5.00%, 2/01/22	2,200,000	2,217,028
School Building, Refunding, Series A, AGMC Insured, 4.50%, 2/01/25	2,175,000	2,190,095
Scott County GO, Capital Improvement Plan, Series A, AMBAC Insured, 5.00%, 12/01/27	5,590,000	6,031,610
Southern Minnesota Municipal Power Agency Power Supply System Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/19	5,875,000	5,659,152
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/20	14,035,000	13,189,251
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/23	4,000,000	3,383,240
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/26	5,395,000	4,028,231

|101

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Minnesota Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Minnesota (continued)
Southern Minnesota Municipal Power Agency Power Supply System Revenue, (continued)
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/01/27	$6,600,000	$4,771,536
Capital Appreciation, Refunding, Series C, AMBAC Insured, zero cpn., 1/01/18	15,935,000	15,608,173
Refunding, Series A, 5.00%, 1/01/46.	9,345,000	10,671,523
Series A, NATL Insured, Pre-Refunded, 5.75%, 1/01/18	565,000	577,831
Series A, Pre-Refunded, 5.00%, 1/01/21	1,000,000	1,121,250
Series A, Pre-Refunded, 5.00%, 1/01/22	2,060,000	2,309,775
Series A, Pre-Refunded, 5.50%, 1/01/24	1,000,000	1,136,370
Series A, Pre-Refunded, 5.25%, 1/01/30	2,000,000	2,257,620
Spring Lake Park ISD No. 16 GO, School Building, Series A, AGMC Insured, 5.00%, 2/01/29.	4,025,000	4,054,221
St. Cloud Health Care Revenue,
CentraCare Health System Project, Series A, 5.125%, 5/01/30	10,000,000	11,290,400
CentraCare Health System Project, Series D, Assured Guaranty, 5.375%, 5/01/31	1,000,000	1,106,200
CentraCare Health System Project, Series D, Assured Guaranty, 5.50%, 5/01/39	27,400,000	30,355,090
St. Cloud Public Schools ISD No. 742 GO,
Series A, 4.00%, 2/01/28	2,080,000	2,314,166
Series A, 4.00%, 2/01/29	1,000,000	1,102,290
St. Michael ISD No. 885 GO,
Refunding, Series A, 4.25%, 2/01/32.	10,295,000	11,134,042
School Building, Series A, AGMC Insured, Pre-Refunded, 4.75%, 2/01/29	5,000,000	5,036,700
St. Paul Housing and RDA Health Care System Revenue,
Allina Health System, Refunding, Series A-1, 5.25%, 11/15/29	5,000,000	5,648,700
Allina Health System, Series A, NATL Insured, 5.00%, 11/15/22.	5,000,000	5,399,400
St. Paul ISD No. 625 GO,
School Building, Minnesota School District Credit Enhancement Program, Refunding, Series B,
5.00%, 2/01/24	2,925,000	3,531,528
School Building, Minnesota School District Credit Enhancement Program, Series A, 3.00%, 2/01/30	1,385,000	1,388,255
School Building, Minnesota School District Credit Enhancement Program, Series A, 3.00%, 2/01/31	1,195,000	1,186,324
School Building, Minnesota School District Credit Enhancement Program, Series A, AGMC Insured,
5.00%, 2/01/24	1,615,000	1,691,486
School Building, Minnesota School District Credit Enhancement Program, Series A, AGMC Insured,
5.00%, 2/01/25	1,675,000	1,754,328
School Building, Minnesota School District Credit Enhancement Program, Series A, AGMC Insured,
5.00%, 2/01/26	1,745,000	1,827,643
St. Paul Sales Tax Revenue,
Series G, 5.00%, 11/01/31	1,000,000	1,146,090
Series G, 5.00%, 11/01/32	1,000,000	1,141,900
sub. bond, Series A, XLCA Insured, 5.00%, 11/01/30	7,360,000	7,849,219
University of Minnesota Regents GO,
Series A, 4.00%, 2/01/26	2,425,000	2,692,308
Series A, 5.25%, 4/01/29	1,000,000	1,127,520
Series A, 5.125%, 4/01/34	1,000,000	1,109,300
Series B, 5.00%, 1/01/38	4,500,000	5,169,105
University of Minnesota Regents Revenue, State Supported Biomedical Science Research Facilities
Funding Program, Series B, 5.00%, 8/01/36	5,000,000	5,633,350
University of Minnesota Revenue, Special Purpose, State Supported Stadium Debt, Refunding, Series A,
5.00%, 8/01/28	7,225,000	8,745,862
Waconia ISD No. 110 GO, School Building, Refunding, Series B, 4.125%, 2/01/22	3,000,000	3,235,680
Western Minnesota Municipal Power Agency Revenue,
Refunding, Series A, 5.00%, 1/01/24.	5,000,000	5,959,800
Refunding, Series A, 5.00%, 1/01/25.	3,370,000	3,990,114
Refunding, Series A, 5.00%, 1/01/29.	1,200,000	1,385,904

|102

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Minnesota Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Minnesota (continued)
Western Minnesota Municipal Power Agency Revenue, (continued)
Refunding, Series A, 5.00%, 1/01/35.	$3,000,000	$3,521,280
Refunding, Series A, 5.00%, 1/01/36.	2,035,000	2,377,022
Series A, 5.00%, 1/01/20	3,725,000	4,272,202
Series A, 5.00%, 1/01/40	8,075,000	9,108,358
Series A, 5.00%, 1/01/46	11,870,000	13,335,114
Series A, AGMC Insured, Pre-Refunded, 5.00%, 1/01/36.	6,000,000	6,285,840
Willmar GO,
Rice Memorial Hospital Project, Refunding, Series A, 3.00%, 2/01/28	2,150,000	2,166,362
Rice Memorial Hospital Project, Refunding, Series A, 3.00%, 2/01/29	1,000,000	1,003,780
Total Municipal Bonds (Cost $976,109,456) 97.6%		1,038,373,451
Other Assets, less Liabilities 2.4%		25,695,779
Net Assets 100.0%		$1,064,069,230

See Abbreviations on page 145.

[a]Security purchased on a when-issued basis.

|103

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2015 (unaudited)

Franklin Missouri Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 98.7%
Missouri 94.4%
Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue,
Combined Lien, Refunding, Series A, 5.00%, 10/01/33	$14,425,000	$16,413,053
Combined Lien, Refunding, Series A, 5.00%, 10/01/44	10,000,000	11,108,700
Metrolink Cross County Extension Project, Assured Guaranty, 5.00%, 10/01/35	5,500,000	6,083,550
Metrolink Cross County Extension Project, Assured Guaranty, 5.00%, 10/01/39	30,300,000	33,362,118
Cape Girardeau County IDA Health Facilities Revenue,
Southeast Missouri Hospital Assn., 5.00%, 6/01/36.	7,000,000	6,294,890
St. Francis Medical Center, Refunding, Series A, 5.00%, 6/01/33	5,000,000	5,499,350
St. Francis Medical Center, Refunding, Series A, 5.00%, 6/01/37	11,000,000	11,884,730
St. Francis Medical Center, Series A, 5.75%, 6/01/39	3,150,000	3,526,394
Cape Girardeau County IDA Solid Waste Disposal Revenue, The Procter and Gamble Paper Products Co.
Project, 5.30%, 5/15/28	6,875,000	6,877,544
Carroll County Public Water Supply District No. 1 Waterworks Revenue,
Pre-Refunded, 5.625%, 3/01/34	1,000,000	1,107,100
Pre-Refunded, 6.00%, 3/01/39	1,000,000	1,115,430
Columbia Special Obligation Electric Utility Improvement Revenue, Annual Appropriation Obligation, Series
A, Pre-Refunded, 5.75%, 10/01/33	10,290,000	11,224,126
Curators of the University of Missouri System Facilities Revenue,
Refunding, 5.00%, 11/01/27	1,065,000	1,255,933
Refunding, Series A, 5.00%, 11/01/26	7,830,000	9,666,527
Series A, Pre-Refunded, 5.00%, 11/01/33	5,000,000	5,403,450
Series A, Pre-Refunded, 5.00%, 11/01/35	20,000,000	21,613,800
Hannibal IDA Health Facilities Revenue, Hannibal Regional Hospital, Refunding, 5.00%, 3/01/22	1,000,000	1,008,830
Independence School District GO,
Missouri Direct Deposit Program, Series A, 5.00%, 3/01/27	3,300,000	3,796,650
Missouri Direct Deposit Program, Series A, 5.00%, 3/01/28	3,000,000	3,450,150
Missouri Direct Deposit Program, Series A, 5.00%, 3/01/29	3,000,000	3,440,820
Jackson County Reorganized School District No. 4 Blue Springs GO, Refunding and Improvement, Series
A, 5.00%, 3/01/29	4,000,000	4,480,840
Jackson County Special Obligation Revenue, Harry S. Truman Sports Complex Project, AMBAC Insured,
Pre-Refunded, 5.00%, 12/01/29	26,925,000	28,130,971
Joplin IDA Health Facilities Revenue,
Freeman Health System Project, 5.125%, 2/15/26	6,000,000	6,636,780
Freeman Health System Project, 5.00%, 2/15/28	1,150,000	1,250,108
Freeman Health System Project, 5.50%, 2/15/31	2,055,000	2,247,718
Freeman Health System Project, Refunding, 5.00%, 2/15/35	4,000,000	4,265,520
Kansas City IDAR,
Downtown Redevelopment District, Refunding, Series A, 5.50%, 9/01/29	5,000,000	5,844,450
Downtown Redevelopment District, Refunding, Series A, 5.50%, 9/01/30	12,000,000	13,998,600
Downtown Redevelopment District, Refunding, Series A, 5.00%, 9/01/32	3,000,000	3,286,110
Kansas City Missouri IDA, AMBAC Insured, 5.00%, 12/01/24	4,470,000	4,818,526
Kansas City Missouri IDA, AMBAC Insured, 4.50%, 12/01/32	5,690,000	5,980,475
Kansas City Missouri IDA, AMBAC Insured, 5.00%, 12/01/32	15,000,000	16,027,800
Kansas City Sanitary Sewer System Revenue,
Improvement and Refunding, Series A, 5.00%, 1/01/37	29,210,000	32,494,664
Series A, 5.25%, 1/01/34	9,500,000	10,503,960
Kansas City Special Obligation Revenue,
Downtown Arena Project, Refunding and Improvement, Series C, 5.125%, 4/01/38	10,000,000	10,669,300
East Village Project, Series B, Assured Guaranty, 5.00%, 4/15/31.	6,445,000	6,925,281
Kansas City Water Revenue, Refunding and Improvement, Series A, 5.25%, 12/01/32	12,725,000	14,148,800
Lincoln University Auxiliary System Sub. Revenue, Assured Guaranty, 5.125%, 6/01/37	2,325,000	2,434,252

Quarterly Statement of Investments | See Notes to Statements of Investments. | 104

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Missouri Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Missouri (continued)
Metropolitan St. Louis Sewer District Wastewater System Revenue,
Series A, 5.75%, 5/01/38	$2,000,000	$2,132,480
Series C, NATL Insured, 5.00%, 5/01/36	22,740,000	23,945,220
Missouri State Board of Public Buildings Special Obligation Revenue, Refunding, Series A, 4.00%,
10/01/25	3,870,000	4,155,258
Missouri State Development Finance Board Cultural Facilities Revenue, Kauffman Center for the
Performing Arts Project, Series B, Pre-Refunded, 5.00%, 6/01/37	28,435,000	30,209,913
Missouri State Development Finance Board Revenue, Independence Missouri Electric System, Dodwood
Project, Series A, 5.00%, 6/01/37	5,000,000	5,435,350
Missouri State Development Finance Board Solid Waste Disposal Revenue, The Procter and Gamble
Paper Products Co. Project, 5.20%, 3/15/29	3,000,000	3,548,460
Missouri State Environmental Improvement and Energy Resources Authority Water PCR,
State Revolving Fund Program, Series A, 5.75%, 1/01/16	15,000	15,068
State Revolving Fund Program, Series B, 7.20%, 7/01/16	30,000	30,164
State Revolving Fund Program, Series B, AGMC Insured, 6.05%, 7/01/16	10,000	10,039
Missouri State Environmental Improvement and Energy Resources Authority Water Pollution Control and
Drinking Water Revenue,
State Revolving Funds Programs, Refunding, Series A, 5.00%, 1/01/23	12,500,000	14,304,125
State Revolving Funds Programs, Refunding, Series A, 5.00%, 1/01/24	7,890,000	9,015,272
State Revolving Funds Programs, Refunding, Series A, 5.00%, 1/01/26	2,315,000	2,799,252
State Revolving Funds Programs, Refunding, Series B, 5.50%, 7/01/21	60,000	60,176
State Revolving Funds Programs, Series A, 5.75%, 1/01/29	2,500,000	2,841,050
Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
A.T. Still University of Health Sciences, 5.00%, 10/01/26	3,095,000	3,555,536
A.T. Still University of Health Sciences, 5.25%, 10/01/31	1,200,000	1,357,716
A.T. Still University of Health Sciences, 5.00%, 10/01/39	1,250,000	1,361,275
A.T. Still University of Health Sciences, 5.25%, 10/01/41	4,500,000	4,884,525
Maryville University St. Louis Project, 5.00%, 6/15/44	5,000,000	5,409,500
[a]St. Louis University, Series A, 5.00%, 10/01/38.	5,500,000	6,264,225
University of Central Missouri, Series C, 5.00%, 10/01/34	5,000,000	5,541,900
The Washington University, Series A, 5.375%, 3/15/39	16,825,000	18,338,240
The Washington University, Series B, 5.00%, 11/15/37	10,000,000	11,475,300
Webster University Project, Refunding and Improvement, 5.00%, 4/01/36	7,000,000	7,583,870
Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
Bethesda Health Group Inc., 5.00%, 8/01/40	1,650,000	1,724,184
Bethesda Health Group Inc., 5.00%, 8/01/45	1,300,000	1,351,792
CoxHealth, Refunding, 5.50%, 11/15/39	2,970,000	3,260,050
CoxHealth, Refunding, Series A, 5.00%, 11/15/39	12,000,000	13,330,680
CoxHealth, Series A, 5.00%, 11/15/38.	11,680,000	12,826,976
CoxHealth, Series A, 5.00%, 11/15/44.	2,760,000	3,019,054
CoxHealth, Series A, Pre-Refunded, 5.50%, 11/15/39	11,355,000	12,808,326
Lake Regional Health System, Refunding, 5.00%, 2/15/24	4,000,000	4,371,160
Lake Regional Health System, Refunding, 5.00%, 2/15/34	7,000,000	7,416,080
SSM Health Care, Series B, 5.00%, 6/01/30.	16,150,000	18,082,347
SSM Health Care, Series B, 5.00%, 6/01/34.	7,000,000	7,761,600
St. Anthony’s Medical Center, Refunding, Series B, 5.00%, 2/01/45	5,000,000	5,523,700
St. Luke’s Episcopal, Pre-Refunded, 5.00%, 12/01/34	7,500,000	7,835,925
St. Luke’s Health System, Series A, AGMC Insured, 5.50%, 11/15/35	10,000,000	11,040,100
St. Luke’s Health System, Series B, AGMC Insured, 5.50%, 11/15/35	6,725,000	7,424,467

|105

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Missouri Tax-Free Income Fund (continued)
		Principal
		Amount	Value

Municipal Bonds (continued)
Missouri (continued)
Missouri State Health and Educational Facilities Authority Revenue,
Health Facilities, Children’s Mercy Hospital, 5.625%, 5/15/39		$9,500,000	$10,608,745
Senior Living Facilities, Lutheran Senior Services, Refunding, Series B, 5.125%, 2/01/22		3,400,000	3,422,406
Senior Living Facilities, Lutheran Senior Services, Refunding, Series B, 5.125%, 2/01/27		2,700,000	2,714,148
Senior Living Facilities, Lutheran Senior Services Projects, 5.75%, 2/01/31		1,900,000	2,106,777
Senior Living Facilities, Lutheran Senior Services Projects, 5.375%, 2/01/35		2,520,000	2,684,279
Senior Living Facilities, Lutheran Senior Services Projects, 6.00%, 2/01/41		4,250,000	4,661,273
Senior Living Facilities, Lutheran Senior Services Projects, 5.50%, 2/01/42		8,985,000	9,613,680
Missouri State Highways and Transit Commission State Road Revenue,
first lien, Series B, Pre-Refunded, 5.00%, 5/01/24.		6,005,000	6,123,659
Series A, 5.00%, 5/01/20		6,875,000	7,775,144
Series A, 5.00%, 5/01/21		5,000,000	5,652,850
Series A, 5.00%, 5/01/24		1,150,000	1,298,914
Missouri State Housing Development Commission SFMR,
Homeownership Loan Program, Series A-1, GNMA Secured, 4.75%, 9/01/32		390,000	396,193
Homeownership Loan Program, Series C, GNMA Secured, 5.00%, 3/01/32.		415,000	433,310
Homeownership Loan Program, Series D, GNMA Secured, 4.70%, 3/01/35		1,635,000	1,722,898
Missouri State Joint Municipal Electric Utility Commission Power Project Revenue,
Iatan 2 Project, Refunding, Series A, 5.00%, 1/01/30		3,000,000	3,425,190
Iatan 2 Project, Refunding, Series A, 5.00%, 1/01/31		2,000,000	2,277,320
Iatan 2 Project, Refunding, Series A, 5.00%, 1/01/32		1,500,000	1,702,245
Iatan 2 Project, Refunding, Series A, 5.00%, 1/01/34		2,000,000	2,254,420
Iatan 2 Project, Series A, 5.00%, 12/01/35		7,335,000	8,312,315
Iatan 2 Project, Series A, Pre-Refunded, 6.00%, 1/01/39		15,750,000	18,135,967
Plum Point Project, NATL Insured, Pre-Refunded, 5.00%, 1/01/28		5,235,000	5,254,579
Plum Point Project, NATL Insured, Pre-Refunded, 5.00%, 1/01/34		34,945,000	35,075,694
Plum Point Project, Refunding, Series A, 5.00%, 1/01/32		10,000,000	11,416,600
Plum Point Project, Refunding, Series A, 5.00%, 1/01/33		7,500,000	8,511,825
Prairie State Project, Refunding, Series A, 5.00%, 12/01/30.		4,000,000	4,617,400
Prairie State Project, Refunding, Series A, 5.00%, 12/01/31.		6,000,000	6,904,800
Prairie State Project, Series A, AMBAC Insured, 5.00%, 1/01/42		34,410,000	35,501,141
Missouri State Joint Municipal Electric Utility Commission Power Supply System Revenue,
MoPEP Facilities, 5.00%, 1/01/32		3,600,000	3,977,748
MoPEP Facilities, 5.00%, 1/01/37		3,400,000	3,664,792
Monarch-Chesterfield Levee District Special Tax,
Levee District Improvement, NATL Insured, 5.75%, 3/01/19		770,000	772,818
Refunding, 5.00%, 3/01/40.		4,395,000	4,853,442
Pettis County School District 200 Sedalia Lease,	Missouri State Assn. of Rural Education, Assured
Guaranty, Pre-Refunded, 5.00%, 3/01/27		6,610,000	6,973,418
Riverside-Quindaro Bend Levee District of Platte County Levee Improvement Revenue, L-385 Project,
Refunding, Assured Guaranty, 5.00%, 3/01/27		5,000,000	5,209,150
Sikeston Electric Revenue,
Refunding, 5.00%, 6/01/20.		5,000,000	5,593,700
Refunding, 5.00%, 6/01/21.		13,130,000	14,841,364
Refunding, 5.00%, 6/01/22.		12,570,000	14,467,441
Springfield Public Building Corp. Leasehold Revenue, Springfield Branson Airport, Series A, AMBAC
Insured, 5.00%, 7/01/36		5,000,000	5,105,800
Springfield Public Utility Revenue, NATL Insured, Pre-Refunded, 4.75%, 8/01/34		3,000,000	3,087,270
Springfield School District No. R-12 GO,
Missouri Direct Deposit Program, 5.00%, 3/01/33		1,000,000	1,142,600
Missouri Direct Deposit Program, AGMC Insured, 5.00%, 3/01/26		5,000,000	5,054,000

|106

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Missouri Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Missouri (continued)
Springfield Special Obligation Revenue,
Sewer System Improvements Project, 5.00%, 4/01/31.	$1,795,000	$2,076,546
Sewer System Improvements Project, 5.00%, 4/01/32.	1,885,000	2,167,486
St. Joseph IDA Special Obligation Revenue, Sewer System Improvements Project, Pre-Refunded, 5.00%,
4/01/27.	2,655,000	2,810,716
St. Louis Airport Revenue,
Lambert-St. Louis International Airport, Refunding, NATL Insured, 5.50%, 7/01/29	13,070,000	15,875,475
Lambert-St. Louis International Airport, Refunding, Series A, AGMC Insured, 5.00%, 7/01/23	14,615,000	15,568,190
Lambert-St. Louis International Airport, Refunding, Series B, AGMC Insured, 5.00%, 7/01/25	9,420,000	9,974,650
Lambert-St. Louis International Airport, Series A-1, 6.125%, 7/01/24	2,000,000	2,325,580
Lambert-St. Louis International Airport, Series A-1, 6.625%, 7/01/34	5,000,000	5,853,050
St. Louis County IDA Senior Living Facilities Revenue,
Friendship Village Chesterfield, 5.00%, 9/01/42	3,165,000	3,195,416
Friendship Village Sunset Hills, Series A, 5.875%, 9/01/43.	7,000,000	8,026,760
St. Louis Municipal Finance Corp. Leasehold Revenue, Convention Center Capital Improvement, Series B,
Assured Guaranty, 5.375%, 7/15/38	22,725,000	25,404,505
St. Louis Municipal Finance Corp. Recreation Sales Tax Leasehold Revenue,
AMBAC Insured, 5.00%, 2/15/32	8,075,000	8,184,336
AMBAC Insured, 5.00%, 2/15/37	7,775,000	7,860,214
		1,006,997,894

U.S. Territories 4.3%
Guam 0.6%
Guam Power Authority Revenue, Refunding, Series A, AGMC Insured, 5.00%, 10/01/25	5,420,000	6,324,598
Puerto Rico 3.7%
Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.50%, 7/01/38	19,320,000	12,606,300
Series XX, 5.75%, 7/01/36	6,000,000	3,915,000
Series XX, 5.25%, 7/01/40	10,000,000	6,525,000
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Series A, 5.50%, 8/01/37	13,760,000	5,779,200
first subordinate, Series A, 6.50%, 8/01/44	10,000,000	4,450,000
first subordinate, Series C, 5.50%, 8/01/40	15,000,000	6,300,000
		39,575,500
Total U.S. Territories		45,900,098
Total Municipal Bonds (Cost $1,023,041,865) 98.7%		1,052,897,992
Other Assets, less Liabilities 1.3%		14,062,034
Net Assets 100.0%		$1,066,960,026

See Abbreviations on page 145.

[a]Security purchased on a when-issued basis.

|107

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2015 (unaudited)

Franklin New Jersey Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 98.5%
Delaware 0.6%
Delaware River and Bay Authority Revenue, Series A, 5.00%, 1/01/42.	$6,000,000	$6,651,000
New Jersey 81.4%
Atlantic County Improvement Authority Luxury Tax Revenue, Convention Center Project, NATL Insured,
ETM, 7.40%, 7/01/16	1,930,000	2,009,149
Bergen County Utilities Authority Water PCR, System, AMBAC Insured, Pre-Refunded, 5.00%, 12/15/31	3,000,000	3,004,890
Cape May County Industrial PCFA Revenue, Atlantic City Electric Co. Project, Refunding, Series A, NATL
Insured, 6.80%, 3/01/21	5,400,000	6,452,244
Cumberland County Improvement Authority Revenue, Technical High School Project, AGMC Insured,
5.00%, 9/01/39	2,000,000	2,257,960
Gloucester County Improvement Authority Revenue, Rowan University Business and Engineering School
Projects, Series C, 5.00%, 7/01/44	3,500,000	3,846,255
Hudson County Improvement Authority Lease Revenue, County Secured, County Services Building
Project, AGMC Insured, Pre-Refunded, 5.00%, 4/01/32	3,895,000	4,123,442
Hudson County Improvement Authority Parking Revenue, County-Guaranteed, Harrison Parking Facility
Redevelopment Project, Series C, Assured Guaranty, 5.125%, 1/01/34	2,000,000	2,219,160
Middlesex County COP, CapitalAppreciation,NATLInsured,zerocpn.,6/15/24	1,000,000	736,280
Middlesex County Improvement Authority Lease Revenue, County Guaranteed, Regional Educational
Services Commission Projects, Pre-Refunded, 5.25%, 12/15/33	3,000,000	3,376,170
Middlesex County Improvement Authority Revenue,
Administration Building Residential Project, FNMA Insured, 5.25%, 7/01/21.	595,000	596,351
Administration Building Residential Project, FNMA Insured, 5.35%, 7/01/34.	1,575,000	1,577,331
Morristown Parking Authority Revenue,
Guaranteed Parking, NATL Insured, 5.00%, 8/01/30	1,815,000	1,938,329
Guaranteed Parking, NATL Insured, 5.00%, 8/01/33	2,630,000	2,802,844
New Jersey EDA,
GO Lease Revenue, Rutgers University, College Avenue Redevelopment Project, 5.00%, 6/15/38	5,000,000	5,633,850
GO Lease Revenue, Rutgers University, College Avenue Redevelopment Project, 5.00%, 6/15/46	7,500,000	8,391,975
New Jersey EDA Revenue,
Cigarette Tax, Refunding, 5.00%, 6/15/28	3,000,000	3,135,840
Cigarette Tax, Refunding, 5.00%, 6/15/29	1,000,000	1,037,180
Cigarette Tax, Refunding, Assured Guaranty, 5.00%, 6/15/22	10,000,000	11,556,900
Montclair State University Student Housing Project, Provident Group, Montclair Properties LLC, Series
A, 5.875%, 6/01/42	17,950,000	19,945,142
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/27	5,000,000	5,056,150
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/29	12,500,000	12,640,375
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/34	10,000,000	10,112,300
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28	15,000,000	15,036,000
Provident Group, Rowan Properties LLC, Rowan University Student Housing Project, Series A, 5.00%,
1/01/48	7,000,000	7,316,610
School Facilities, Series U, Pre-Refunded, 5.00%, 9/01/37.	5,000,000	5,359,400
School Facilities Construction, Refunding, Series K, NATL Insured, 5.25%, 12/15/21	10,000,000	11,110,800
School Facilities Construction, Refunding, Series N-1, NATL Insured, 5.50%, 9/01/27.	8,660,000	9,720,330
School Facilities Construction, Refunding, Series NN, 5.00%, 3/01/30.	5,000,000	5,237,750
School Facilities Construction, Series NN, 5.00%, 3/01/28	5,000,000	5,301,800
School Facilities Construction, Series U, AMBAC Insured, Pre-Refunded, 5.00%, 9/01/37	5,000,000	5,359,400
School Facilities Construction, Series WW, 5.00%, 6/15/37	4,760,000	4,887,044
School Facilities Construction, Series Y, Pre-Refunded, 5.00%, 9/01/33	6,000,000	6,660,120
School Facilities Construction, Series Z, Assured Guaranty, 5.50%, 12/15/34.	1,040,000	1,139,528
School Facilities Construction, Series Z, Assured Guaranty, Pre-Refunded, 5.50%, 12/15/34	1,960,000	2,223,502

Quarterly Statement of Investments | See Notes to Statements of Investments. | 108

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New Jersey Tax-Free Income Fund (continued)
		Principal
		Amount	Value

Municipal Bonds (continued)
New Jersey (continued)
New Jersey EDA Water Facilities Revenue,
New Jersey-American Water Co. Inc. Project, Refunding, Series A, 5.70%, 10/01/39		$10,000,000	$11,234,700
New Jersey-American Water Co. Inc. Project, Refunding, Series B, 5.00%, 10/01/39		8,750,000	9,312,800
New Jersey Health Care Facilities Financing Authority Revenue,
Atlantic Health System Hospital Corp. Issue, 6.00%, 7/01/41		10,600,000	12,495,916
Atlantic Health System Hospital Corp. Issue, Series A, 5.00%, 7/01/27		8,000,000	8,690,480
AtlantiCare Regional Medical Center Issue, Refunding, 5.00%, 7/01/25.		4,605,000	4,891,845
AtlantiCare Regional Medical Center Issue, Refunding, 5.00%, 7/01/37.		19,490,000	20,377,769
Barnabas Health Issue, Refunding, Series A, 5.625%, 7/01/32		5,500,000	6,355,470
Barnabas Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/44		10,000,000	10,878,800
Hackensack University Medical Center, Refunding, Assured Guaranty, 5.25%, 1/01/31		5,000,000	5,338,550
Hackensack University Medical Center, Refunding, Assured Guaranty, 5.25%, 1/01/36		5,000,000	5,329,000
Holy Name Hospital Issue, 5.00%, 7/01/36		5,000,000	5,066,550
Hunterdon Medical Center Issue, Series A, Pre-Refunded, 5.125%, 7/01/35		2,000,000	2,055,780
Hunterdon Medical Center Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/45		2,650,000	2,884,896
Meridian Health System Obligated Group Issue, Refunding, 5.00%, 7/01/27		2,500,000	2,823,475
Meridian Health System Obligated Group Issue, Tranche I, Assured Guaranty, 5.00%, 7/01/38		9,575,000	10,171,235
Meridian Health System Obligated Group Issue, Tranche II, Assured Guaranty, 5.00%, 7/01/38		13,410,000	14,245,041
Robert Wood Johnson University Hospital Issue, Series A, 5.00%, 7/01/43		3,650,000	4,026,972
Robert Wood Johnson University Hospital Issue, Series A, 5.50%, 7/01/43		4,000,000	4,568,360
South Jersey Hospital Issue, 5.00%, 7/01/36		12,000,000	12,233,520
South Jersey Hospital Issue, Pre-Refunded, 5.00%, 7/01/46		665,000	682,869
South Jersey Hospital Issue, Refunding, 5.00%, 7/01/46		26,535,000	26,868,280
St. Barnabas Health Care System Issue, Series A, 5.00%, 7/01/29.		6,985,000	7,243,026
St. Luke’s Warren Hospital Obligated Group Issue, Refunding, 5.00%, 8/15/31		2,935,000	3,233,930
St. Luke’s Warren Hospital Obligated Group Issue, Refunding, 5.00%, 8/15/34		1,500,000	1,636,890
St. Peter’s University Hospital Obligated Group Issue, Refunding, 6.00%, 7/01/26		1,000,000	1,111,200
St. Peter’s University Hospital Obligated Group Issue, Refunding, 6.25%, 7/01/35		3,400,000	3,713,242
Virtua Health Issue, Series A, Assured Guaranty, 5.50%, 7/01/38		10,000,000	11,173,100
New Jersey Health Care Facilities Financing Authority State Contract Revenue,
Hospital Asset Transformation Program, Series A, 5.75%, 10/01/31		10,000,000	11,021,300
Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38		15,000,000	15,762,150
New Jersey Institute of Technology GO,
Series A, 5.00%, 7/01/42		7,000,000	7,646,380
Series A, 5.00%, 7/01/45		6,000,000	6,618,960
New Jersey State,	Equipment Lease Purchase Agreement, Series A, 5.25%, 6/15/29	1,000,000	1,069,000
New Jersey State, EDA Lease Revenue, Liberty State Park Lease Rental, Refunding, AMBAC Insured,
5.75%, 3/15/20		4,605,000	4,620,150
New Jersey State Educational Facilities Authority Revenue,
The College of New Jersey Issue, Refunding, Series D, AGMC Insured, 5.00%, 7/01/28		2,220,000	2,402,218
The College of New Jersey Issue, Refunding, Series D, AGMC Insured, 5.00%, 7/01/35		8,380,000	8,995,343
The College of New Jersey Issue, Series D, AGMC Insured, Pre-Refunded, 5.00%, 7/01/28		3,720,000	4,109,744
The College of New Jersey Issue, Series D, AGMC Insured, Pre-Refunded, 5.00%, 7/01/35		2,620,000	2,894,497
Georgian Court University, Refunding, Series D, 5.00%, 7/01/27.		1,325,000	1,381,153
Georgian Court University, Refunding, Series D, 5.00%, 7/01/33.		1,000,000	1,039,840
Kean University, Refunding, Series H, AGMC Insured, 5.00%, 7/01/34		2,205,000	2,479,765
Kean University, Refunding, Series H, AGMC Insured, 5.00%, 7/01/35		5,000,000	5,601,400
Kean University Issue, Refunding, Series A, 5.50%, 9/01/36		8,500,000	9,476,650
Kean University Issue, Series B, NATL Insured, Pre-Refunded, 5.00%, 7/01/30		5,240,000	5,380,799
Kean University Issue, Series D, AGMC Insured, Pre-Refunded, 5.00%, 7/01/39		1,000,000	1,066,690
Kean University Issue, Series D, NATL Insured, Pre-Refunded, 5.00%, 7/01/39		4,695,000	5,008,110
Montclair State University Issue, Refunding, Series A, 5.00%, 7/01/44		10,415,000	11,523,052

|109

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New Jersey Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New Jersey (continued)
New Jersey State Educational Facilities Authority Revenue, (continued)
Montclair State University Issue, Refunding, Series D, 5.00%, 7/01/35	$2,245,000	$2,550,230
Montclair State University Issue, Refunding, Series D, 5.00%, 7/01/36	1,210,000	1,369,212
Montclair State University Issue, Series A, 5.00%, 7/01/39.	5,000,000	5,567,150
Montclair State University Issue, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/31	10,000,000	10,268,700
Montclair State University Issue, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/36	20,000,000	20,537,400
Montclair State University Issue, Series J, 5.25%, 7/01/38	2,000,000	2,145,260
Princeton University, Refunding, Series B, 5.00%, 7/01/44	15,000,000	17,500,650
Princeton University, Refunding, Series E, 5.00%, 7/01/33	5,000,000	5,306,550
Princeton University, Series B, 5.00%, 7/01/39	15,000,000	17,058,000
Princeton University, Series B, 4.375%, 7/01/41	10,000,000	10,743,700
Ramapo College of New Jersey Issue, Series B, 5.00%, 7/01/37	1,000,000	1,083,150
Ramapo College of New Jersey Issue, Series B, 5.00%, 7/01/42	1,000,000	1,078,890
The Richard Stockton College of New Jersey Issue, Refunding, Series A, 5.375%, 7/01/38	5,000,000	5,419,200
Seton Hall University Issue, Refunding, Series C, 5.00%, 7/01/34	400,000	452,632
Seton Hall University Issue, Refunding, Series C, 5.00%, 7/01/37	1,300,000	1,455,246
Seton Hall University Issue, Series E, Pre-Refunded, 6.25%, 7/01/37	5,000,000	5,900,900
Stevens Institute of Technology Issue, Refunding, Series A, 5.00%, 7/01/34	4,750,000	4,946,032
Stevens Institute of Technology Issue, Refunding, Series I, 5.00%, 7/01/18	315,000	315,970
Stevens Institute of Technology Issue, Refunding, Series I, 5.00%, 7/01/28	865,000	867,612
Stevens Institute of Technology Issue, Series I, ETM, 5.00%, 7/01/18	275,000	291,302
Stevens Institute of Technology Issue, Series I, ETM, 5.00%, 7/01/28	710,000	798,871
The William Paterson University of New Jersey Issue, Series C, Assured Guaranty, 5.00%, 7/01/38	5,500,000	5,801,565
New Jersey State Higher Education Assistance Authority Student Loan Revenue,
Refunding, Series 1, 5.875%, 12/01/33	2,140,000	2,394,275
Refunding, Series 1A, 5.00%, 12/01/25	3,065,000	3,300,116
Refunding, Series 1A, 5.00%, 12/01/26	1,460,000	1,569,719
Refunding, Series 1A, 5.125%, 12/01/27	3,655,000	3,946,048
Refunding, Series 1A, 5.25%, 12/01/28	3,665,000	3,966,776
Series 2, 5.00%, 12/01/26	1,840,000	2,001,497
Series 2, 5.00%, 12/01/27	1,340,000	1,454,061
Series 2, 5.00%, 12/01/28	1,360,000	1,469,235
Series 2, 5.00%, 12/01/30	1,500,000	1,610,820
Series 2, 5.00%, 12/01/36	1,000,000	1,078,290
Series A, 5.625%, 6/01/30	14,500,000	15,799,055
Series A, Assured Guaranty, 6.125%, 6/01/30	7,720,000	8,247,739
New Jersey State Housing and Mortgage Finance Agency MFHR, Series I, 5.75%, 11/01/38	2,490,000	2,564,053
New Jersey State Housing and Mortgage Finance Agency SFHR, Series AA, 6.50%, 10/01/38	985,000	1,008,079
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, 5.25%, 6/15/31	11,500,000	12,512,690
TransportationSystem,CapitalAppreciation,SeriesA,zerocpn.,12/15/29	5,000,000	2,486,600
TransportationSystem,CapitalAppreciation,SeriesA,zerocpn.,12/15/32	10,000,000	4,116,000
TransportationSystem,CapitalAppreciation,SeriesC,AGMCInsured,zerocpn.,12/15/33	10,000,000	4,184,400
Transportation System, Series A, 6.00%, 12/15/38	16,110,000	17,643,189
Transportation System, Series A, 5.50%, 6/15/41	5,000,000	5,417,900
Transportation System, Series A, AGMC Insured, 5.00%, 12/15/34.	15,000,000	15,720,600
Transportation System, Series A, AMBAC Insured, 5.00%, 12/15/32	10,000,000	10,407,600
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	8,890,000	10,217,633
Transportation System, Series B, 5.00%, 6/15/42	7,000,000	7,190,330

|110

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New Jersey Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New Jersey (continued)
New Jersey State Turnpike Authority Turnpike Revenue,
Growth and Income Securities, Series B, AMBAC Insured, 5.15%, 1/01/35	$7,500,000	$7,696,125
Refunding, Series I, 5.00%, 1/01/35	5,000,000	5,522,500
Series E, 5.25%, 1/01/40	30,000,000	33,303,900
Series H, 5.00%, 1/01/36	14,000,000	15,339,660
North Hudson Sewerage Authority Gross Revenue, Lease Certificates, Refunding, Series A, 5.00%,
6/01/42.	17,800,000	19,263,872
Passaic County Improvement Authority Parking Facilities Revenue, 200 Hospital Plaza Corp. Project,
5.00%, 5/01/42	3,200,000	3,583,232
Rutgers State University GO,
Series F, 5.00%, 5/01/39	20,000,000	22,038,200
Series L, 5.00%, 5/01/43	12,000,000	13,431,600
Salem County PCFA, PCR, Atlantic City Electric Co. Project, Refunding, Series A, 4.875%, 6/01/29	5,000,000	5,397,600
Sussex County Municipal Utilities Authority Wastewater Facilities Revenue,
Capital Appreciation, Series B, AGMC Insured, zero cpn., 12/01/35	2,815,000	1,006,672
Capital Appreciation, Series B, AGMC Insured, zero cpn., 12/01/36	2,810,000	943,570
Capital Appreciation, Series B, AGMC Insured, zero cpn., 12/01/37	2,815,000	891,004
Capital Appreciation, Series B, AGMC Insured, zero cpn., 12/01/38	2,810,000	837,296
Upper Freehold Regional School District GO, NATL Insured, Pre-Refunded, 5.00%, 2/15/35	8,730,000	9,187,452
		908,750,908
New York 10.3%
Port Authority of New York and New Jersey Revenue,
Consolidated, One Hundred Fifty-Third Series, Refunding, 5.00%, 7/15/38	8,850,000	9,582,338
Consolidated, One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/34	10,000,000	10,714,700
Consolidated, One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/37	5,000,000	5,357,350
Consolidated, One Hundred Forty-Fourth Series, Refunding, 5.00%, 10/01/29	5,000,000	5,193,700
Consolidated, One Hundred Forty-Ninth Series, 5.00%, 11/15/31	10,000,000	10,696,100
Consolidated, One Hundred Seventy-First Series, Refunding, 5.00%, 7/15/30	12,200,000	13,912,270
Consolidated, One Hundred Seventy-Ninth Series, 5.00%, 12/01/38	15,000,000	17,187,150
Consolidated, One Hundred Sixtieth Series, Refunding, 5.00%, 9/15/36	15,000,000	16,788,450
Consolidated, One Hundred Sixty-First Series, 5.00%, 10/15/33.	10,000,000	11,269,700
Consolidated, One Hundred Sixty-Sixth Series, Refunding, 5.25%, 7/15/36	5,000,000	5,734,050
Port Authority of New York and New Jersey Special Project Revenue, JFK International Air Terminal LLC
Project, NATL Insured, 5.75%, 12/01/22	8,000,000	8,029,200
		114,465,008
Pennsylvania 2.8%
Delaware River Joint Toll Bridge Commission Bridge Revenue, Series A, NATL Insured, Pre-Refunded,
5.00%, 7/01/35	5,000,000	5,333,450
Delaware River Port Authority Revenue,
5.00%, 1/01/37	10,000,000	11,211,600
Series E, 5.00%, 1/01/35	14,000,000	15,314,460
		31,859,510
U.S. Territories 3.4%
Puerto Rico 3.4%
Puerto Rico Commonwealth GO, Public Improvement, Series B, Pre-Refunded, 5.00%, 7/01/35.	3,175,000	3,260,884
Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.50%, 7/01/38	16,620,000	10,844,550
Series XX, 5.25%, 7/01/40	3,125,000	2,039,062

|111

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New Jersey Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Series A, 5.75%, 8/01/37	$10,000,000	$4,250,000
first subordinate, Series A, 6.00%, 8/01/42	30,000,000	12,900,000
first subordinate, Series C, 5.50%, 8/01/40	10,000,000	4,200,000
		37,494,496
Total Municipal Bonds (Cost $1,068,310,426) 98.5%		1,099,220,922
Other Assets, less Liabilities 1.5%		16,763,421
Net Assets 100.0%		$1,115,984,343

See Abbreviations on page 145.

|112

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2015 (unaudited)

Franklin North Carolina Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 98.2%
North Carolina 93.5%
Asheville Water System Revenue, NATL Insured, Pre-Refunded, 5.00%, 8/01/32	$2,110,000	$2,258,101
Buncombe County COP, NATL Insured, Pre-Refunded, 5.00%, 4/01/22	1,000,000	1,015,250
Buncombe County Limited Obligation Revenue, Refunding, 5.00%, 6/01/34	3,000,000	3,503,340
Cape Fear Public Utility Authority Water and Sewer System Revenue,
5.00%, 8/01/35	21,000,000	22,967,700
5.00%, 8/01/36	8,000,000	8,915,200
Refunding, 5.00%, 6/01/40	2,250,000	2,590,695
Cary Combined Enterprise System Revenue,
Pre-Refunded, 5.00%, 12/01/33	5,405,000	5,859,993
Refunding, 5.00%, 12/01/42	10,000,000	11,327,600
Charlotte Airport Revenue,
Charlotte Douglas International Airport, Refunding, Series A, 5.50%, 7/01/34.	3,765,000	4,343,982
Charlotte Douglas International Airport, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/32	20,680,000	21,880,888
Charlotte Douglas International Airport, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/36	13,085,000	13,800,488
Charlotte Douglas International Airport, Series A, 5.00%, 7/01/39	3,000,000	3,277,620
Charlotte Douglas International Airport, Series A, 5.00%, 7/01/41	10,000,000	11,025,400
Charlotte COP,
Cultural Arts Facilities, Refunding, Series E, 5.00%, 6/01/39	6,000,000	6,579,060
Transit Projects, Phase II, Refunding, Series A, 5.00%, 6/01/33	2,500,000	2,707,675
Charlotte Storm Water Fee Revenue,
5.00%, 6/01/35	10,000,000	10,188,800
Refunding, 5.00%, 12/01/39	7,970,000	9,225,195
Charlotte Water and Sewer System Revenue,
5.00%, 7/01/38	6,775,000	7,366,932
Refunding, 5.00%, 7/01/26	8,000,000	9,979,600
Refunding, 5.00%, 7/01/40	10,000,000	11,754,100
Refunding, Series B, 5.00%, 7/01/38	10,000,000	11,381,100
The Charlotte-Mecklenburg Hospital Authority Health Care Revenue,
Carolinas HealthCare System, Refunding, Series A, 5.25%, 1/15/34	4,000,000	4,381,920
Carolinas HealthCare System, Refunding, Series A, 5.00%, 1/15/39	15,000,000	15,825,300
Carolinas HealthCare System, Series A, 5.125%, 1/15/37	4,000,000	4,354,720
Carolinas HealthCare System, Series A, 5.25%, 1/15/42	10,000,000	11,099,600
Carolinas HealthCare System, Series A, AGMC Insured, 5.00%, 1/15/23.	7,780,000	8,138,891
Chatham County COP, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/34.	5,000,000	5,115,000
Columbus County Industrial Facilities and PCFA Revenue, Recovery Zone Facility, International Paper Co.
Projects, Series A, 5.70%, 5/01/34	2,500,000	2,775,775
Dare County Utility System Revenue, 5.00%, 2/01/41	5,000,000	5,489,700
Durham County COP, Series A, 5.00%, 6/01/31.	4,000,000	4,440,240
Durham Utility System Revenue, Refunding, 5.00%, 6/01/41.	4,000,000	4,482,040
Greenville Utilities Commission Combined Enterprise System Revenue, Refunding, Series A, AGMC
Insured, 5.00%, 11/01/33	6,000,000	6,556,380
Harnett County COP,
Assured Guaranty, 5.00%, 6/01/28	1,000,000	1,115,100
Assured Guaranty, 5.00%, 6/01/29	500,000	556,830
High Point Combined Enterprise System Revenue, AGMC Insured, 5.00%, 11/01/33	5,000,000	5,544,950
Iredell County COP,
Iredell County Public Improvement Projects, AGMC Insured, 5.125%, 6/01/27	4,000,000	4,367,080
Iredell County Public Improvement Projects, AGMC Insured, 5.00%, 6/01/28	1,000,000	1,086,400
Johnston Memorial Hospital Authority Mortgage Revenue, Johnston Memorial Hospital Project, AGMC
Insured, Pre-Refunded, 5.25%, 10/01/36	6,855,000	7,531,931
Mecklenburg County COP, Series A, Pre-Refunded, 5.00%, 2/01/28	350,000	393,568

Quarterly Statement of Investments | See Notes to Statements of Investments. | 113

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin North Carolina Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
North Carolina (continued)
Mecklenburg County GO,
Series A, 5.00%, 4/01/28	$5,000,000	$6,141,500
Series A, 5.00%, 4/01/29	5,000,000	6,089,850
Monroe COP,
Assured Guaranty, 5.50%, 3/01/34	2,425,000	2,706,470
Assured Guaranty, 5.50%, 3/01/39	1,085,000	1,203,688
Nash Health Care System Health Care Facilities Revenue,
5.00%, 11/01/41	5,000,000	5,391,500
AGMC Insured, 5.00%, 11/01/30.	2,250,000	2,465,370
New Hanover County Hospital Revenue,
New Hanover Regional Medical Center Project, Refunding, Series B, AGMC Insured, 5.00%,
10/01/27	3,500,000	3,916,535
New Hanover Regional Medical Center Project, Refunding, Series B, AGMC Insured, 5.125%,
10/01/31	8,385,000	9,280,350
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue, Wake Forest University,
5.00%, 1/01/38	25,000,000	27,408,000
North Carolina Capital Facilities Finance Agency Revenue,
Davidson College, 5.00%, 3/01/40.	4,000,000	4,461,920
Davidson College, 5.00%, 3/01/45.	3,500,000	3,893,645
Duke University Project, Refunding, Series A, 5.00%, 10/01/44.	12,050,000	12,397,401
Duke University Project, Refunding, Series B, 5.00%, 10/01/38.	20,000,000	22,215,400
Duke University Project, Refunding, Series B, 5.00%, 10/01/41.	11,585,000	13,522,475
Duke University Project, Refunding, Series B, 4.75%, 7/01/42	10,000,000	10,247,800
Duke University Project, Series A, 5.00%, 10/01/39	2,615,000	2,693,921
Methodist University, 5.00%, 3/01/34	1,500,000	1,607,760
North Carolina Eastern Municipal Power Agency Power System Revenue,
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 1/01/21	11,555,000	11,598,216
Series A, ETM, 6.50%, 1/01/18	3,000,000	3,348,330
Series A, Pre-Refunded, 5.00%, 1/01/24	10,000,000	10,852,800
Series C, Pre-Refunded, 6.75%, 1/01/24	3,500,000	4,103,785
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue,
Refunding, Series A, 5.00%, 1/01/26	800,000	884,664
Refunding, Series A, 5.00%, 1/01/30	4,670,000	5,128,687
Refunding, Series A, 5.00%, 1/01/32	4,200,000	4,929,792
Refunding, Series B, 5.00%, 1/01/21	5,000,000	5,681,150
Series A, Pre-Refunded, 5.00%, 1/01/26	1,700,000	1,903,388
North Carolina State Capital Improvement Limited Obligation Revenue,
Series A, Pre-Refunded, 5.00%, 5/01/28	5,000,000	5,500,450
Series C, 5.00%, 5/01/29	10,000,000	11,592,400
North Carolina State GO,
Public Improvement, Series A, 5.00%, 5/01/23	10,000,000	11,632,500
Public Improvement, Series A, 5.00%, 5/01/24	10,000,000	11,609,100
Public Improvement, Series A, 4.50%, 3/01/26	4,855,000	5,062,114
Refunding, Series A, 5.00%, 6/01/23	10,000,000	12,305,000
Refunding, Series B, 5.00%, 6/01/19	5,000,000	5,685,150
North Carolina State Infrastructure Financial Corp. COP, Capital Improvement, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 5/01/22	6,595,000	7,005,934
North Carolina State Medical Care Commission Health Care Facilities Revenue,
Appalachian Regional Healthcare System, Refunding, Series A, 6.50%, 7/01/31	5,000,000	5,732,100
Appalachian Regional Healthcare System, Refunding, Series A, 6.625%, 7/01/34.	6,000,000	6,889,980
Blue Ridge HealthCare System Project, Refunding, Series A, NATL Insured, 5.00%, 1/01/33	10,805,000	10,820,775
Duke University Health System, Series A, 5.00%, 6/01/42	10,000,000	11,216,100

|114

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin North Carolina Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
North Carolina (continued)
North Carolina State Medical Care Commission Health Care Facilities Revenue, (continued)
Duke University Health System, Series A, 5.00%, 6/01/42	$8,150,000	$9,014,715
Duke University Health System, Series A, 5.00%, 6/01/42	11,500,000	12,500,500
Novant Health Obligated Group, NATL Insured, 5.00%, 11/01/39	9,680,000	9,925,678
Novant Health Obligated Group, Refunding, Series A, 5.00%, 11/01/46	20,000,000	21,546,800
Rex Healthcare, Refunding, Series A, 5.00%, 7/01/30	5,000,000	5,608,750
Scotland Memorial Hospital Project, Assured Guaranty, 5.50%, 10/01/19	305,000	306,019
Scotland Memorial Hospital Project, Assured Guaranty, 5.50%, 10/01/29	1,220,000	1,223,477
University Health System, Series D, Pre-Refunded, 6.25%, 12/01/33.	10,000,000	11,548,200
Vidant Health, 5.00%, 6/01/40	5,000,000	5,562,950
Vidant Health, Refunding, Series A, 5.00%, 6/01/36	5,000,000	5,456,600
WakeMed Project, Refunding, Series A, 5.00%, 10/01/38.	5,000,000	5,477,200
North Carolina State Medical Care Commission Health System Revenue,
Mission Health Combined Group, Refunding, 5.00%, 10/01/36	10,000,000	11,326,800
Mission Health Combined Group, Refunding, AGMC Insured, 5.00%, 10/01/36.	5,000,000	5,281,650
North Carolina State Medical Care Commission Hospital Revenue,
Halifax Regional Medical Center Project, 5.00%, 8/15/24	1,800,000	1,800,072
North Carolina Baptist Hospital, Refunding, 5.00%, 6/01/34	10,000,000	10,967,300
North Carolina State Ports Authority Port Facilities Revenue, senior lien, Refunding, Series A, 5.25%,
2/01/40	6,000,000	6,668,580
North Carolina State Turnpike Authority Monroe Connector System State Appropriated Revenue, 5.00%,
7/01/41	5,000,000	5,526,200
North Carolina State University at Raleigh Revenue,
General, Refunding, Series A, 5.00%, 10/01/33	5,595,000	6,531,715
General, Refunding, Series A, 5.00%, 10/01/42	8,980,000	10,271,504
North Carolina Turnpike Authority Triangle Expressway System Revenue,
Series A, Assured Guaranty, 5.50%, 1/01/29	6,400,000	7,099,712
Series A, Assured Guaranty, 5.75%, 1/01/39	12,120,000	13,287,156
Northern Hospital District of Surry County Health Care Facilities Revenue,
6.00%, 10/01/28	1,000,000	1,081,940
6.25%, 10/01/38	2,000,000	2,153,420
Oak Island Enterprise System Revenue,
Assured Guaranty, Pre-Refunded, 6.00%, 6/01/34.	1,540,000	1,800,876
Assured Guaranty, Pre-Refunded, 6.00%, 6/01/36.	1,000,000	1,169,400
Series A, NATL Insured, 5.00%, 6/01/33	5,000,000	5,397,500
Onslow County Hospital Authority FHA Insured Mortgage Revenue,
Onslow Memorial Hospital Project, NATL Insured, 5.00%, 4/01/31	5,675,000	5,845,761
Onslow Memorial Hospital Project, NATL Insured, 5.00%, 10/01/34	6,000,000	6,170,460
Onslow Water and Sewer Authority Combined Enterprise System Revenue, Series A, NATL Insured,
5.00%, 6/01/33	7,500,000	8,086,650
Pitt County Revenue, Limited Obligation, Assured Guaranty, 5.00%, 4/01/34	1,000,000	1,128,630
Raleigh Combined Enterprise System Revenue,
5.00%, 3/01/40	11,915,000	13,520,665
Refunding, Series A, 5.00%, 3/01/43	10,000,000	11,286,200
Series A, Pre-Refunded, 5.00%, 3/01/36	6,000,000	6,071,220
Raleigh-Durham Airport Authority Airport Revenue,
Refunding, Series A, 5.00%, 5/01/27	350,000	421,663
Refunding, Series A, 5.00%, 5/01/29	1,000,000	1,185,430
Refunding, Series A, 5.00%, 5/01/30	550,000	647,988
Refunding, Series A, 5.00%, 5/01/36	10,785,000	11,852,176
Rockingham County COP, Assured Guaranty, Pre-Refunded, 5.00%, 4/01/32	9,380,000	10,286,671
Union County COP, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/30	5,000,000	5,115,000

|115

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin North Carolina Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
North Carolina (continued)
[a]Union County Enterprise System Revenue, 5.00%, 6/01/34	$1,000,000	$1,180,810
University of North Carolina at Chapel Hill Revenue,
Board of Governors of the University of North Carolina, General, 5.00%, 12/01/31.	9,000,000	9,672,030
Board of Governors of the University of North Carolina, General, Series A, Pre-Refunded, 5.00%,
12/01/34	8,580,000	8,580,000
General, Refunding, Series A, 5.00%, 12/01/34	2,880,000	2,890,426
University of North Carolina at Charlotte Revenue,
General, 5.00%, 4/01/43	5,000,000	5,645,350
General, 5.00%, 4/01/45	3,625,000	4,122,386
General, Series A, 5.00%, 4/01/37	12,995,000	14,466,424
General, Series A, 5.00%, 4/01/41	18,000,000	19,939,680
General, Series B, AGMC Insured, Pre-Refunded, 5.00%, 4/01/32	5,000,000	5,293,250
University of North Carolina at Greensboro Revenue,
General, 5.00%, 4/01/39	3,500,000	3,979,150
General, Series A, Assured Guaranty, 5.00%, 4/01/34	1,000,000	1,105,620
University of North Carolina at Wilmington COP,
Student Housing Project, Assured Guaranty, 5.00%, 6/01/32	5,000,000	5,384,750
Student Housing Project, NATL Insured, Pre-Refunded, 5.00%, 6/01/26	1,655,000	1,693,065
Student Housing Project, NATL Insured, Pre-Refunded, 5.00%, 6/01/27	1,740,000	1,780,020
Student Housing Project, NATL Insured, Pre-Refunded, 5.00%, 6/01/29	1,915,000	1,959,045
Student Housing Project, NATL Insured, Pre-Refunded, 5.00%, 6/01/37	11,350,000	11,611,050
University of North Carolina at Wilmington Revenue, Student Housing Projects, Refunding, 5.00%,
6/01/37	3,000,000	3,358,290
University of North Carolina System Pool Revenue,
Series A, Assured Guaranty, 5.00%, 10/01/33.	5,000,000	5,456,450
Series A, NATL Insured, 5.00%, 10/01/33	695,000	716,323
Series A, NATL Insured, Pre-Refunded, 5.00%, 10/01/33.	1,305,000	1,355,217
Wake County Revenue,
Limited Obligation, 5.00%, 1/01/33	10,820,000	12,294,009
Limited Obligation, 5.00%, 6/01/36	5,000,000	5,539,550
Limited Obligation, 5.00%, 1/01/37	12,000,000	13,407,840
Western Carolina University Research and Development Corp. COP, Western Carolina University Student
Housing Project, Assured Guaranty, 5.00%, 6/01/39.	5,000,000	5,311,700
Wilkes County COP,
NATL Insured, Pre-Refunded, 5.00%, 6/01/31	4,295,000	4,393,785
NATL Insured, Pre-Refunded, 5.00%, 6/01/36	6,085,000	6,224,955
Wilmington COP,
Series A, 5.00%, 6/01/33	6,000,000	6,498,420
Series A, 5.00%, 6/01/38	7,625,000	8,221,427
Wilmington Storm Water Fee Revenue,
AMBAC Insured, Pre-Refunded, 5.00%, 6/01/33	775,000	823,375
Refunding, AMBAC Insured, 5.00%, 6/01/33	225,000	236,869
Wilson COP, Public Facilities Project, Assured Guaranty, 5.00%, 5/01/33	3,000,000	3,219,570
Winston-Salem City Water and Sewer System Revenue,
5.00%, 6/01/39	5,000,000	5,597,250
Refunding, Series A, 5.00%, 6/01/32	7,590,000	8,027,563
Refunding, Series A, 5.00%, 6/01/33	2,350,000	2,753,941
		1,017,222,962

|116

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin North Carolina Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
U.S. Territories 4.7%
Puerto Rico 4.1%
Children’s Trust Fund Tobacco Settlement Revenue, Asset-Backed, Refunding, 5.50%, 5/15/39	$5,000,000	$5,045,350
Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.25%, 7/01/33	6,500,000	4,241,250
Series WW, 5.50%, 7/01/38	5,200,000	3,393,000
Series XX, 5.25%, 7/01/40	19,135,000	12,485,588
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series A, 6.00%, 8/01/42	45,750,000	19,672,500
		44,837,688
U.S. Virgin Islands 0.6%
Virgin Islands PFAR, senior lien, Refunding, Series B, 5.00%, 10/01/25	5,500,000	6,050,495
Total U.S. Territories		50,888,183
Total Municipal Bonds (Cost $1,042,593,947) 98.2%		1,068,111,145
Other Assets, less Liabilities 1.8%		19,594,058
Net Assets 100.0%		$1,087,705,203

See Abbreviations on page 145.

[a]Security purchased on a when-issued basis.

|117

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2015 (unaudited)

Franklin Ohio Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 97.6%
Ohio 97.6%
Allen County Hospital Facilities Revenue,
Catholic Healthcare Partners, Refunding, Series A, 5.25%, 6/01/38	$15,000,000	$16,709,550
Catholic Healthcare Partners, Refunding, Series B, 5.25%, 9/01/27	7,570,000	8,718,823
American Municipal Power-Ohio Inc. Revenue,
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/28.	5,000,000	5,812,700
Prairie State Energy Campus Project, Refunding, Series A, Assured Guaranty, 5.25%, 2/15/33	1,725,000	1,858,981
Prairie State Energy Campus Project, Refunding, Series A, BHAC Insured, 5.00%, 2/15/38.	1,275,000	1,364,301
Prairie State Energy Campus Project, Series A, Assured Guaranty, Pre-Refunded, 5.25%, 2/15/33	28,275,000	31,013,151
Prairie State Energy Campus Project, Series A, BHAC Insured, Pre-Refunded, 5.00%, 2/15/38	20,725,000	22,619,265
Ashland City School District GO, Classroom Facilities and School Improvement, Series 2, 4.00%, 11/01/49.	6,685,000	6,718,492
Bath Local School District GO,
School Improvement, AGMC Insured, 4.00%, 12/01/44	1,295,000	1,322,648
School Improvement, AGMC Insured, 5.00%, 12/01/49	5,380,000	5,706,351
Beaver Local School District GO, School Facilities, 4.00%, 12/01/40	3,000,000	3,077,700
Brookfield Local School District GO, School Facilities Improvement, AGMC Insured, 5.25%, 1/15/36	1,300,000	1,397,500
Brooklyn City School District GO,
School Improvement, AGMC Insured, 5.25%, 12/01/43	3,000,000	3,353,700
School Improvement, Refunding, AGMC Insured, 5.50%, 12/01/49	7,780,000	8,783,698
Butler County GO, Various Purpose, NATL Insured, Pre-Refunded, 5.00%, 12/01/26.	2,130,000	2,225,403
Butler County Hospital Facilities Revenue,
Kettering Health Network Obligated Group Project, 6.375%, 4/01/36.	5,000,000	5,919,550
Kettering Health Network Obligated Group Project, 5.625%, 4/01/41.	5,000,000	5,618,000
Canal Winchester Local School District GO,
Capital Appreciation, NATL Insured, zero cpn., 12/01/32	3,955,000	2,138,864
Capital Appreciation, NATL Insured, zero cpn., 12/01/33	2,000,000	1,035,840
Central Solid Waste Authority GO,
Improvement, Solid Waste Facilities, Pre-Refunded, 4.00%, 12/01/32	1,505,000	1,732,977
Improvement and Refunding, Solid Waste Facilities, 4.00%, 12/01/32	15,440,000	16,354,357
Chillicothe City School District GO,
Capital Appreciation, School Improvement, Refunding, NATL Insured, zero cpn., 12/01/22	1,905,000	1,593,399
Capital Appreciation, School Improvement, Refunding, NATL Insured, zero cpn., 12/01/23	1,905,000	1,531,315
Capital Appreciation, School Improvement, Refunding, NATL Insured, zero cpn., 12/01/24	1,905,000	1,504,683
Cincinnati City School District COP,
School Improvement Project, AGMC Insured, Pre-Refunded, 5.00%, 12/15/26	7,310,000	7,646,260
School Improvement Project, AGMC Insured, Pre-Refunded, 5.00%, 12/15/27	7,000,000	7,322,000
Cincinnati City School District GO,
Classroom Facilities Construction and Improvement, Refunding, NATL Insured, 5.25%, 12/01/27.	14,900,000	18,770,871
Classroom Facilities Construction and Improvement, Refunding, NATL Insured, 5.25%, 12/01/28.	8,180,000	10,370,931
Cincinnati GO,
Various Purpose, Improvement and Refunding, Series A, 5.00%, 12/01/18	2,000,000	2,226,640
Various Purpose, Improvement and Refunding, Series A, 5.00%, 12/01/19	5,925,000	6,765,698
Various Purpose, Improvement and Refunding, Series A, 5.25%, 12/01/40	6,500,000	7,548,905
City of Akron Income Tax Revenue,
Community Learning Centers, 5.00%, 12/01/33	4,250,000	4,809,768
Community Learning Centers, Series A, 4.50%, 12/01/33	10,000,000	10,805,400
City of Akron Waterworks System Mortgage Revenue, Refunding and Improvement, Assured Guaranty,
5.00%, 3/01/34	1,000,000	1,088,820
Cleveland Airport System Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 1/01/30	3,000,000	3,331,020
Refunding, Series A, AGMC Insured, 5.00%, 1/01/31	1,500,000	1,660,245
Series C, AGMC Insured, 5.00%, 1/01/26	9,500,000	9,926,265

Quarterly Statement of Investments | See Notes to Statements of Investments. | 118

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Ohio Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
Cleveland Airport System Revenue, (continued)
Series C, AGMC Insured, 5.00%, 1/01/31	$11,250,000	$11,674,237
Series C, Assured Guaranty, 5.00%, 1/01/27	27,385,000	29,962,476
Cleveland GO, Various Purpose, Refunding, 5.00%, 12/01/30.	3,000,000	3,435,060
Cleveland Municipal School District GO,
School Improvement, Refunding, 5.00%, 12/01/25	3,600,000	4,206,960
School Improvement, Refunding, 5.00%, 12/01/27	1,000,000	1,158,120
Cleveland Public Power System Revenue,
Capital Appreciation, Series B-2, NATL Insured, zero cpn., 11/15/38.	10,000,000	3,435,200
Series B-1, NATL Insured, 5.00%, 11/15/28	2,000,000	2,169,760
Series B-1, NATL Insured, 5.00%, 11/15/38	10,000,000	10,642,000
Columbus GO,
Various Purpose, Series A, 5.00%, 2/15/23	14,365,000	17,553,455
Various Purpose, Series A, 5.00%, 2/15/24	12,655,000	15,631,329
Various Purpose, Series A, 5.00%, 2/15/25	5,000,000	6,137,600
Columbus Metropolitan Library Special Obligation Revenue,
Library Fund Facilities Notes, Series 1, 4.00%, 12/01/27	3,765,000	4,010,403
Library Fund Facilities Notes, Series 1, 4.00%, 12/01/28	2,970,000	3,135,043
Library Fund Facilities Notes, Series 1, 4.00%, 12/01/29	4,125,000	4,326,713
Library Fund Facilities Notes, Series 1, 4.00%, 12/01/37	6,620,000	6,804,102
Columbus Sewerage System Revenue, Refunding, 4.00%, 6/01/31.	15,000,000	16,187,100
Coventry Local School District GO, School Improvement, 5.25%, 11/01/47	5,000,000	5,355,850
Cuyahoga Community College District General Receipts Revenue, Series D, 5.00%, 8/01/32	2,310,000	2,610,785
Cuyahoga County EDR, Recovery Zone Facility, Medical Mart/Convention Center Project, Series F, 5.00%,
12/01/27	15,000,000	17,368,350
Dayton City School District GO, Refunding, 5.00%, 11/01/30	5,000,000	6,154,250
Dayton Metro Library GO, Library Improvement, Series A, 4.75%, 12/01/38	20,000,000	21,964,800
Defiance City School District GO, Various Purpose, 5.00%, 12/01/46.	6,635,000	7,286,557
Delaware City School District GO, School Facilities Construction and Improvement, 5.75%, 12/01/49	6,000,000	6,895,980
Delaware General Income Tax Special Obligation, 4.75%, 12/01/37	4,000,000	4,373,560
Dublin City School District GO, Capital Appreciation, NATL Insured, zero cpn., 12/01/16	4,635,000	4,593,331
Edgewood City School District GO, School Improvement, Refunding, AGMC Insured, 5.00%, 12/01/24	2,220,000	2,220,000
Fairborn City School District GO,
School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/23	1,205,000	1,232,715
School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/24	1,265,000	1,294,095
School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/25	1,330,000	1,360,590
Franklin County Convention Facilities Authority Revenue,
Tax and Lease Revenue Anticipation, Refunding, 5.00%, 12/01/35	20,000,000	22,844,800
Tax and Lease Revenue Anticipation, Refunding, AMBAC Insured, 5.00%, 12/01/24.	7,255,000	7,255,000
Franklin County Hospital Revenue, Improvement, Nationwide Children’s Hospital Project, 5.25%, 11/01/40 .	15,000,000	16,657,650
Graham Local School District GO, School Improvement, NATL Insured, Pre-Refunded, 5.00%, 12/01/33	6,055,000	6,055,000
Greene County Hospital Facilities Revenue, Kettering Health Network Obligated Group Project, 5.50%,
4/01/39.	12,930,000	14,217,311
Greenville City School District GO, School Improvement, 5.25%, 1/01/41	2,000,000	2,218,940
Groveport-Madison Local School District GO, School Facilities Construction and Improvement, 5.00%,
10/01/44	6,205,000	6,781,382
Hamilton County Sales Tax Revenue,
Subordinate, Refunding, Series A, AGMC Insured, 5.00%, 12/01/32	35,080,000	36,304,994
Subordinate, Refunding, Series A, Assured Guaranty, 5.00%, 12/01/32	10,000,000	10,349,200

|119

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Ohio Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
Hamilton County Sewer System Revenue,
The Metropolitan Sewer District of Greater Cincinnati, Improvement, Series B, NATL Insured,
Pre-Refunded, 5.00%, 12/01/30	$4,000,000	$4,000,000
The Metropolitan Sewer District of Greater Cincinnati, Refunding, Series A, 5.00%, 12/01/27	6,875,000	8,307,131
Hamilton County Student Housing Revenue,
Stratford Heights Project, University of Cincinnati, Refunding, AGMC Insured, 5.00%, 6/01/30.	7,000,000	7,714,490
Stratford Heights Project, University of Cincinnati, Refunding, AGMC Insured, 4.75%, 6/01/39.	7,000,000	7,408,730
Hilliard School District GO,
Capital Appreciation, School Construction, Refunding, NATL Insured, zero cpn., 12/01/19	2,190,000	2,045,197
Capital Appreciation, School Construction, Refunding, NATL Insured, zero cpn., 12/01/20	4,525,000	4,107,026
Huber Heights City School District GO,
School Improvement, Refunding, 5.00%, 12/01/33	4,500,000	4,961,160
School Improvement, Refunding, 5.00%, 12/01/36	5,000,000	5,472,350
Huber Heights Water System Revenue, Refunding and Improvement, NATL Insured, Pre-Refunded,
5.00%, 12/01/30	2,250,000	2,250,000
Ironton City School District GO, Lawrence County, School Improvement, Unlimited Tax, NATL Insured,
Pre-Refunded, 5.00%, 12/01/34	5,130,000	5,362,389
Ironton Sewer Revenue, System Improvement, AGMC Insured, 5.25%, 12/01/40	2,500,000	2,770,100
JobsOhio Beverage System Statewide Liquor Profits Revenue, senior lien, Series A, 5.00%, 1/01/38	26,010,000	29,093,225
Kent State University Revenues, General Receipts, Series B, Assured Guaranty, 4.25%, 5/01/31	2,395,000	2,507,182
Kings Local School District GO, School Improvement, NATL Insured, Pre-Refunded, 5.00%, 12/01/33	10,000,000	10,825,874
Lakewood City School District GO,
School Facilities Improvement, NATL Insured, Pre-Refunded, 5.00%, 12/01/30	9,170,000	9,932,394
School Facilities Improvement, NATL Insured, Pre-Refunded, 4.50%, 12/01/34	6,000,000	6,439,620
School Facilities Improvement, Refunding, Series A, 5.00%, 11/01/43	10,895,000	12,231,272
School Improvement, Refunding, AGMC Insured, 4.50%, 12/01/31	1,000,000	1,056,300
Lakota Local School District GO,
Refunding, Series A, NATL Insured, 5.25%, 12/01/26	2,000,000	2,508,340
Refunding, Series C, 5.00%, 12/01/30	4,035,000	4,726,034
School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/29	5,000,000	5,000,000
Lancaster City School District GO, School Facilities Construction and Improvement, 5.00%, 10/01/49	10,000,000	10,884,500
Little Miami Local School District GO,
Refunding, AGMC Insured, 4.50%, 12/01/34	14,255,000	14,742,949
School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/34	4,000,000	4,179,160
Lorain County Hospital Revenue,
Catholic Healthcare Partners, Refunding, Series C-1, AGMC Insured, 5.00%, 4/01/33	19,410,000	20,760,548
Catholic Healthcare Partners, Refunding, Series C-2, AGMC Insured, 5.00%, 4/01/33	8,000,000	8,557,280
Lucas County GO, Various Purpose, 4.50%, 10/01/35	10,685,000	11,351,851
Madeira City School District GO, School Improvement, Refunding, AGMC Insured, 5.25%, 12/01/32	9,605,000	12,282,106
Mahoning County Career and Technical Center Board of Education COP, Series B, 4.75%, 12/01/36	3,500,000	3,697,155
Mahoning County Hospital Facilities Revenue, Western Reserve Care System Project, NATL Insured,
ETM, 5.50%, 10/15/25	4,750,000	5,625,330
Maple Heights City School District GO, School Facilities Improvement, Pre-Refunded, 5.00%, 1/15/37	10,000,000	10,491,348
Marysville Exempted Village School District GO,
Capital Appreciation, Refunding, NATL Insured, zero cpn., 12/01/20	1,000,000	903,150
Capital Appreciation, Refunding, NATL Insured, zero cpn., 12/01/21	1,000,000	872,410
Marysville Wastewater Treatment System Revenue,
Assured Guaranty, 4.25%, 12/01/27	1,170,000	1,228,734
Assured Guaranty, 4.75%, 12/01/47	5,000,000	5,151,500
first mortgage, NATL Insured, Pre-Refunded, 5.00%, 12/01/35.	4,780,000	4,780,000
Refunding, Assured Guaranty, 4.75%, 12/01/46	14,205,000	14,453,730
Refunding, BAM Insured, 4.00%, 12/01/40.	3,015,000	3,065,170

|120

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Ohio Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
Marysville Wastewater Treatment System Revenue, (continued)
Refunding, BAM Insured, 5.00%, 12/01/47.	$5,035,000	$5,527,876
Marysville Water System Mortgage Revenue, AMBAC Insured, 5.00%, 12/01/32	1,250,000	1,340,513
Medina School District COP, School Facilities Project, Assured Guaranty, Pre-Refunded, 5.25%, 12/01/31 .	5,725,000	6,340,895
Miami University Revenue,
General Receipts, Refunding, 5.00%, 9/01/31	6,320,000	7,271,742
General Receipts, Refunding, 5.00%, 9/01/34	3,500,000	4,017,335
Middletown City School District GO,
School Improvement, 5.25%, 12/01/40	2,625,000	3,005,835
School Improvement, 5.25%, 12/01/48	15,000,000	17,074,650
Monroe Local School District GO, School Improvement, Refunding, AMBAC Insured, 4.50%, 12/01/29	3,115,000	3,159,513
Montgomery County Revenue,
Catholic Health Initiatives, Refunding, Series A, 5.50%, 5/01/34	12,500,000	13,883,000
Catholic Health Initiatives, Refunding, Series A, 5.00%, 5/01/39	10,000,000	10,603,600
Catholic Health Initiatives, Series C-1, AGMC Insured, 5.00%, 10/01/41	10,000,000	10,575,100
Napoleon City School District GO, School Facilities Construction and Improvement, 5.00%, 12/01/49	11,460,000	12,299,445
New Albany Community Authority Community Facilities Revenue,
Refunding, Series C, 5.00%, 10/01/23	1,100,000	1,297,296
Refunding, Series C, 5.00%, 10/01/24	1,250,000	1,469,000
New Albany Plain Local School District GO, School Improvement, Refunding, 4.00%, 12/01/49	10,000,000	10,158,700
Northeast Ohio Medical University General Receipts Revenue, 5.00%, 12/01/42	13,445,000	13,901,727
Northeast Regional Sewer District Revenue, Wastewater Improvement, Refunding, 5.00%, 11/15/32	5,500,000	6,456,725
Northmont City School District GO, School Improvement, Series A, 5.00%, 11/01/49	5,130,000	5,551,737
Ohio Center for Local Government Capital Asset Financing Program Fractionalized Interests GO,
AGMC Insured, 4.875%, 12/01/18.	332,481	333,106
AGMC Insured, 5.25%, 12/01/23	540,000	541,150
Ohio HFA Capital Fund Revenue, Series A, AGMC Insured, 5.00%, 4/01/27.	5,545,000	5,732,144
Ohio State Air Quality Development Authority Revenue, Environmental Improvement, Buckeye Power Inc.
Project, 6.00%, 12/01/40	6,020,000	7,052,851
Ohio State Higher Educational Facility Commission Revenue,
Denison University Project, Refunding and Improvement, 5.00%, 11/01/26	1,445,000	1,680,983
Higher Educational Facility, Xavier University Project, 5.00%, 5/01/40	14,500,000	15,683,200
Higher Educational Facility, Xavier University Project, Assured Guaranty, Pre-Refunded, 5.00%,
5/01/23	3,385,000	3,451,888
Higher Educational Facility, Xavier University Project, Assured Guaranty, Pre-Refunded, 5.00%,
5/01/24	2,000,000	2,039,520
Kenyon College Project, Refunding, 5.25%, 7/01/44	30,000,000	32,987,700
Summa Health System, 2010 Project, Refunding, AGMC Insured, 5.25%, 11/15/40	21,805,000	23,977,214
Summa Health System, AGMC Insured, 5.75%, 11/15/40	4,500,000	5,159,205
University Hospital, BHAC Insured, 4.75%, 1/15/36.	10,000,000	10,282,900
University Hospital, BHAC Insured, 4.75%, 1/15/46.	25,000,000	25,426,500
University Hospital, BHAC Insured, 5.25%, 1/15/46.	13,500,000	13,824,675
Ohio State Higher Educational Facility Revenue,
Case Western Reserve University Project, Refunding, NATL Insured, 5.00%, 12/01/44	7,500,000	7,766,475
Otterbein College Project, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/25	2,205,000	2,205,000
Otterbein College Project, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/35	3,225,000	3,225,000
Ohio State Turnpike and Infrastructure Commission Revenue, Infrastructure Projects, junior lien, Series
A-1, 5.25%, 2/15/33	4,200,000	4,819,374
Olentangy Local School District GO,
AGMC Insured, Pre-Refunded, 5.00%, 12/01/30.	1,745,000	1,785,135
Delaware and Franklin Counties, AGMC Insured, Pre-Refunded, 4.50%, 12/01/33	10,000,000	10,205,300
Refunding, Series A, AGMC Insured, 4.50%, 12/01/32	4,855,000	5,011,428

|121

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Ohio Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
Olentangy Local School District GO, (continued)
School Facilities Construction and Improvement, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/36	$7,505,000	$8,266,232
Series A, AGMC Insured, Pre-Refunded, 4.50%, 12/01/32	6,445,000	6,701,704
Perrysburg Exempted Village School GO, 5.00%, 12/01/38	3,225,000	3,627,287
Princeton City School District COP, Board of Education, School Facilities Project, 4.50%, 12/01/41	3,000,000	3,160,950
Princeton City School District GO,
School Improvement, Capital Appreciation, Refunding, zero cpn., 12/01/40	6,000,000	2,128,260
School Improvement, Capital Appreciation, Refunding, zero cpn., 12/01/41	6,000,000	2,016,000
School Improvement, Refunding, 5.00%, 12/01/39	12,000,000	13,686,720
Reynoldsburg City School District GO, School Facilities Construction, AGMC Insured, Pre-Refunded,
5.00%, 12/01/32	3,000,000	3,308,220
Ross County Hospital Revenue, Facilities, Adena Health System, Refunding, Assured Guaranty, 5.25%,
12/01/38	15,000,000	16,228,050
Shawnee State University Revenue, General Receipts, NATL Insured, 5.00%, 6/01/28	5,780,000	6,076,976
Sheffield Lake City School District GO, School Improvement, 5.00%, 12/01/37	9,635,000	10,449,736
South-Western City School District of Ohio Franklin and Pickaway Counties GO, School Facilities
Construction and Improvement, 4.00%, 12/01/42	10,000,000	10,171,800
Springboro Community City School District GO,
Refunding, AGMC Insured, 5.25%, 12/01/27	5,175,000	6,483,188
Refunding, AGMC Insured, 5.25%, 12/01/28	2,000,000	2,515,740
St. Bernard Income Tax Revenue, Various Purpose, Special Obligations, AGMC Insured, 5.00%, 12/01/43 .	3,760,000	4,131,074
St. Mary’s City School District GO,
School Facilities Construction and Improvement, AGMC Insured, 5.00%, 12/01/35	700,000	754,936
School Facilities Construction and Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/35	2,800,000	3,087,672
Strongsville City School District GO, School Improvement, 4.00%, 12/01/45	17,515,000	17,840,604
Summit County Port Authority Lease Revenue, The University of Akron Student Housing Project, 6.00%,
1/01/42.	11,580,000	13,334,138
Switzerland of Local School District GO, School Improvement, Refunding, 4.00%, 12/01/37.	5,500,000	5,698,275
Sylvania City School District GO,
Refunding, BAM Insured, 5.00%, 12/01/36.	9,700,000	10,941,988
School Improvement, Assured Guaranty, Pre-Refunded, 5.25%, 12/01/36	7,660,000	8,178,429
Three Rivers Local School District GO, Refunding, 5.00%, 12/01/39	5,885,000	6,628,864
Toledo City School District GO,
School Facilities Improvement, 5.375%, 12/01/35	4,565,000	5,086,780
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/32	7,830,000	8,890,730
Toledo GO,
Capital Improvement, Refunding, Assured Guaranty, 5.00%, 12/01/29.	2,500,000	2,809,050
Various Purpose Improvement, Refunding, AGMC Insured, 5.00%, 12/01/28	3,000,000	3,438,060
Toledo Special Obligation, Industrial Development, Vehicle Storage Project, AMBAC Insured, 5.25%,
12/01/26	1,500,000	1,564,140
Toledo Water System Revenue,
Improvement and Refunding, 5.00%, 11/15/38	19,395,000	22,036,405
Series A, 4.00%, 11/15/36	9,125,000	9,387,800
University of Akron General Receipts Revenue,
Series A, AGMC Insured, 5.00%, 1/01/33	1,490,000	1,591,529
Series A, AGMC Insured, Pre-Refunded, 5.00%, 1/01/33.	3,510,000	3,813,159
University of Akron Revenue,
Refunding, Series A, 5.00%, 1/01/31.	4,365,000	5,013,028
Series B, AGMC Insured, 5.00%, 1/01/38	12,195,000	12,887,188
Series B, AGMC Insured, Pre-Refunded, 5.00%, 1/01/38.	6,805,000	7,392,748

|122

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Ohio Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
University of Cincinnati General Receipts Revenue,
Refunding, Series F, 5.00%, 6/01/32	$5,805,000	$6,523,020
Series C, 5.00%, 6/01/39	6,255,000	7,086,102
Series C, AGMC Insured, 5.00%, 6/01/31	8,000,000	8,701,520
University of Toledo General Receipts Revenue, Refunding, Series A, AMBAC Insured, 4.50%, 6/01/30	10,000,000	10,312,100
Westerville City School District GO, Refunding, XLCA Insured, 5.00%, 12/01/27	3,820,000	4,662,959
Westerville Ohio Special Obligation Non-Tax Revenue, 5.00%, 12/01/30	2,765,000	3,194,902
Wright State University Revenue, General Receipts, Series A, 5.00%, 5/01/31	10,120,000	11,203,650
Wyoming City School District GO, School Improvement, 5.00%, 12/01/42	7,250,000	7,969,635
Xenia Community School District GO, School Facilities Construction and Improvement, Refunding, 5.00%,
12/01/40	7,285,000	8,242,030
Youngstown State University General Receipts Revenue,
Assured Guaranty, 5.25%, 12/15/29	4,000,000	4,492,240
Assured Guaranty, 5.50%, 12/15/33	4,225,000	4,767,068
Total Municipal Bonds (Cost $1,419,946,929) 97.6%		1,511,602,627
Other Assets, less Liabilities 2.4%		36,858,457
Net Assets 100.0%		$1,548,461,084

See Abbreviations on page 145.

|123

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2015 (unaudited)

Franklin Oregon Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 97.2%
Oregon 92.9%
Astoria Hospital Facilities Authority Revenue, Columbia Memorial Hospital, Refunding, 5.00%, 8/01/28	$1,325,000	$1,424,998
Beaverton School District GO,
Washington and Multnomah Counties, AGMC Insured, Pre-Refunded, 4.125%, 6/01/26	1,315,000	1,339,564
Washington County School District No. 48J, Assured Guaranty, 5.00%, 6/01/31	1,280,000	1,422,259
Washington County School District No. 48J, Assured Guaranty, 5.125%, 6/01/36	1,000,000	1,106,750
Benton County Hospital Facilities Authority Revenue, Samaritan Health Services Project, Refunding,
5.125%, 10/01/28	1,525,000	1,526,937
Chemeketa Community College District GO,
Marion, Polk, Yamhill and Linn Counties, Pre-Refunded, 5.00%, 6/15/25	1,500,000	1,656,480
Marion, Polk, Yamhill and Linn Counties, Pre-Refunded, 5.00%, 6/15/26	2,615,000	2,887,797
City of Lake Oswego GO, Clackamas, Multnomah and Washington Counties, Refunding, Series A, 5.00%,
12/01/31	6,400,000	7,111,296
City of Redmond Airport Revenue, 6.25%, 6/01/39	1,010,000	1,108,627
City of Redmond GO, Terminal Expansion Project, 5.00%, 6/01/39	1,000,000	1,096,860
City of Tigard Water System Revenue,
Washington County, 5.00%, 8/01/37	11,050,000	12,438,874
Washington County, 5.00%, 8/01/42	20,915,000	23,355,780
Washington County, 5.00%, 8/01/45	23,545,000	26,769,488
Clackamas County Hospital Facility Authority Revenue, Legacy Health System, Series A, 5.50%, 7/15/35	6,525,000	7,329,989
Clackamas County School District No. 7J Lake Oswego GO, Refunding, AGMC Insured, 5.25%, 6/01/25	3,075,000	3,883,694
Clackamas County School District No. 12 North Clackamas GO,
Refunding, 5.00%, 6/15/28.	2,500,000	2,979,700
Refunding, 5.00%, 6/15/29.	6,385,000	7,540,238
Series A, AGMC Insured, Pre-Refunded, 4.75%, 6/15/31.	2,250,000	2,389,095
Series B, AGMC Insured, Pre-Refunded, 5.00%, 6/15/27.	25,000,000	26,640,500
Clackamas County School District No. 46 Oregon Trail GO,
5.00%, 6/15/32	6,855,000	7,647,507
Capital Appreciation, Refunding, zero cpn., 6/15/37	12,130,000	5,291,349
Capital Appreciation, Refunding, zero cpn., 6/15/38	12,495,000	5,209,915
Refunding, Series A, 5.00%, 6/15/28.	2,210,000	2,488,217
Refunding, Series A, 5.00%, 6/15/29.	2,655,000	2,981,406
Clackamas County School District No. 62C Oregon City GO,
Refunding, MAC Insured, 5.00%, 6/01/29	1,000,000	1,157,110
Refunding, MAC Insured, 5.00%, 6/01/34	1,770,000	2,008,154
Refunding, MAC Insured, 5.00%, 6/01/39	1,250,000	1,414,213
Clackamas Education Service District GO, AMBAC Insured, 4.125%, 6/01/36	1,000,000	1,014,480
Columbia and Washington Counties School District No. 47J Vernonia GO, 5.00%, 6/15/35	5,175,000	5,864,000
Crook County School District GO,
Crook and Deschutes Counties, 5.00%, 6/15/34	4,475,000	5,064,760
Crook and Deschutes Counties, 5.00%, 6/15/37	8,090,000	9,080,863
Deschutes and Jefferson Counties School District No. 2J Redmond GO,
Pre-Refunded, 5.50%, 6/15/34	5,000,000	5,577,450
Series A, NATL Insured, 5.00%, 6/15/21	85,000	85,330
Deschutes County Hospital Facility Authority Hospital Revenue,
Cascade Healthcare Community Inc., Pre-Refunded, 8.25%, 1/01/38	20,000,000	24,356,400
Cascade Healthcare Community Inc., Series B, AMBAC Insured, 5.375%, 1/01/35	7,000,000	7,451,780
Eugene Electric Utility System Revenue,
Refunding, 5.00%, 8/01/33.	10,060,000	10,939,143
Refunding, Series A, 5.00%, 8/01/40.	6,745,000	7,464,489
Eugene Water Utility System Revenue, Refunding, 5.00%, 8/01/40	4,425,000	4,968,169

Quarterly Statement of Investments | See Notes to Statements of Investments. | 124

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Oregon Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Oregon (continued)
Forest Grove Revenue, Campus Improvement, Pacific University Project, Refunding, Series A, 5.00%,
5/01/36.	$2,500,000	$2,773,000
Independence GO,
City Hall Project, AGMC Insured, 5.00%, 6/15/35	2,110,000	2,329,968
City Hall Project, AGMC Insured, 5.00%, 6/15/40	3,975,000	4,341,296
Jackson County Airport Revenue,
Series A, XLCA Insured, 5.25%, 12/01/27	1,000,000	1,070,960
Series A, XLCA Insured, 5.25%, 12/01/32	1,000,000	1,059,600
Series A, XLCA Insured, 5.25%, 12/01/37	1,475,000	1,522,584
Jackson County School District No. 549C Medford GO,
Pre-Refunded, 5.00%, 6/15/33	3,225,000	3,557,143
Pre-Refunded, 5.00%, 6/15/34	5,000,000	5,514,950
Series B, AGMC Insured, Pre-Refunded, 5.00%, 12/15/32	5,765,000	6,253,584
Jefferson County School District No. 509J GO,
Refunding, 5.00%, 6/15/30.	1,000,000	1,159,520
Refunding, 5.00%, 6/15/31.	1,410,000	1,622,459
Series B, 5.00%, 6/15/30	2,000,000	2,319,040
Keizer Special Assessment, Keizer Station Area A Local ID, 5.20%, 6/01/31	2,260,000	2,453,546
Klamath County School District GO,
5.00%, 6/15/29	1,155,000	1,348,682
5.00%, 6/15/30	1,095,000	1,269,674
5.00%, 6/15/31	1,000,000	1,151,410
Lane and Douglas Counties School District No. 28J Fern Ridge GO,
SeriesA,zerocpn.to6/14/16,5.00%thereafter,6/15/26	1,265,000	1,517,722
SeriesA,zerocpn.to6/14/16,5.00%thereafter,6/15/30	3,175,000	3,652,076
SeriesA,zerocpn.to6/14/16,5.00%thereafter,6/15/33	2,115,000	2,405,876
SeriesA,zerocpn.to6/14/16,5.00%thereafter,6/15/36	2,000,000	2,244,180
Lane County Metropolitan Wastewater Management Commission Revenue,
5.25%, 11/01/28	5,000,000	5,573,000
NATL Insured, 4.75%, 11/01/26	1,615,000	1,676,548
Lane County School District No. 19 Springfield GO,
AGMC Insured, Pre-Refunded, zero cpn., 6/15/27	5,580,000	3,472,657
AGMC Insured, Pre-Refunded, zero cpn., 6/15/28	2,000,000	1,187,360
AGMC Insured, Pre-Refunded, zero cpn., 6/15/29	1,925,000	1,088,722
Lebanon GO,
AMBAC Insured, Pre-Refunded, 5.00%, 6/01/25.	1,635,000	1,738,332
AMBAC Insured, Pre-Refunded, 5.00%, 6/01/27.	1,675,000	1,780,860
Marion County School District No. 103 Woodburn GO,
5.00%, 6/15/33	2,930,000	3,449,929
5.00%, 6/15/34	3,200,000	3,753,280
5.00%, 6/15/35	2,075,000	2,428,103
Medford Hospital Facilities Authority Revenue,
Asante Health System, Refunding, AGMC Insured, 5.125%, 8/15/40.	25,000,000	26,947,500
Asante Health System, Series A, AGMC Insured, 5.00%, 8/15/40	10,050,000	10,742,545
Rogue Valley Manor, Refunding, 5.00%, 10/01/33.	1,500,000	1,637,790
Rogue Valley Manor, Refunding, 5.00%, 10/01/42.	9,420,000	10,079,965
Multnomah County David Douglas School District No. 40 GO,
SeriesB,zerocpn.,6/15/24	1,640,000	1,332,287
SeriesB,zerocpn.,6/15/25	1,325,000	1,031,870
SeriesB,zerocpn.,6/15/26	2,585,000	1,922,671
SeriesB,zerocpn.,6/15/27	2,655,000	1,891,847
SeriesB,zerocpn.,6/15/28	2,495,000	1,696,775

|125

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Oregon Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Oregon (continued)
Multnomah County David Douglas School District No. 40 GO, (continued)
SeriesB,zerocpn.,6/15/29	$2,595,000	$1,677,486
SeriesB,zerocpn.,6/15/30	1,885,000	1,158,125
SeriesB,zerocpn.,6/15/31	2,030,000	1,186,007
SeriesB,zerocpn.,6/15/32	2,000,000	1,119,620
Multnomah County Hospital Facilities Authority Revenue,
Adventist Health System/West, Series A, 5.125%, 9/01/40	6,500,000	6,904,885
Terwilliger Plaza Inc., Refunding, 5.00%, 12/01/29	3,690,000	3,920,145
Multnomah County School District No. 1 Portland Public Schools GO, Series B, 3.00%, 6/15/33	14,135,000	13,537,372
Multnomah County School District No. 3 Park Rose GO,
Series A, 5.00%, 6/30/35	2,000,000	2,282,120
Series A, 5.00%, 6/30/36	1,500,000	1,704,030
Multnomah County School District No. 7 Reynolds GO, Refunding, 5.00%, 6/01/35	6,605,000	7,362,329
North Bend School District No. 13 GO, Coos County, AGMC Insured, 5.00%, 6/15/22	55,000	55,167
Oregon Health and Science University Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 7/01/21	11,480,000	9,870,848
Series A, 5.875%, 7/01/33	2,500,000	2,873,925
Series A, 5.75%, 7/01/39	13,175,000	15,058,761
Oregon State Department of Administrative Services COP,
Series A, 5.25%, 5/01/39	3,800,000	4,207,854
Series C, 5.00%, 11/01/34	8,000,000	8,924,000
Oregon State Department of Administrative Services Lottery Revenue,
Series A, 5.00%, 4/01/28	5,800,000	6,837,446
Series A, 5.00%, 4/01/32	5,000,000	5,781,350
Series A, 5.00%, 4/01/33	8,065,000	9,534,201
Series A, 5.00%, 4/01/35	3,625,000	4,269,054
Series A, Pre-Refunded, 5.00%, 4/01/27	17,880,000	20,189,738
Series A, Pre-Refunded, 5.00%, 4/01/28	18,225,000	20,579,305
Series A, Pre-Refunded, 5.00%, 4/01/29	1,750,000	1,976,065
Oregon State Department of Transportation Highway User Tax Revenue,
senior lien, Refunding, Series A, 5.00%, 11/15/30.	5,000,000	5,996,800
senior lien, Refunding, Series A, 5.00%, 11/15/31.	16,535,000	19,743,617
senior lien, Series A, Pre-Refunded, 5.00%, 11/15/29	3,085,000	3,492,313
senior lien, Series A, Pre-Refunded, 4.50%, 11/15/32	21,000,000	22,504,650
senior lien, Series A, Pre-Refunded, 5.00%, 11/15/33	21,530,000	24,372,606
Oregon State Facilities Authority Revenue,
Legacy Health System, Refunding, Series A, 5.00%, 3/15/30	1,500,000	1,663,605
Lewis and Clark College Project, Refunding, Series A, 5.75%, 10/01/41	30,000,000	35,434,200
Limited College Project, Refunding, Series A, 5.00%, 10/01/31	2,000,000	2,187,860
Limited College Project, Refunding, Series A, 5.00%, 10/01/34	2,975,000	3,233,468
Limited College Project, Refunding, Series A, 5.25%, 10/01/40	3,750,000	4,096,463
PeaceHealth, Refunding, Series A, 5.00%, 11/01/39	32,790,000	35,192,195
Providence Health and Services, Series C, 5.00%, 10/01/45	4,000,000	4,537,840
Reed College Project, Refunding, Series A, 5.00%, 7/01/29	1,500,000	1,698,705
Reed College Project, Refunding, Series A, 4.75%, 7/01/32	2,000,000	2,207,140
Reed College Project, Refunding, Series A, 5.125%, 7/01/41	10,000,000	11,055,600
Samaritan Health Services, Refunding, Series A, 5.25%, 10/01/40	13,990,000	14,933,625
Student Housing, CHF Ashland LLC, Southern Oregon University Project, Assured Guaranty, 5.00%,
7/01/44	8,910,000	9,537,531
University of Portland Projects, Series A, Pre-Refunded, 5.00%, 4/01/32.	8,795,000	9,634,395

|126

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Oregon Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Oregon (continued)
Oregon State GO,
Alternative Energy Project, Series B, 6.00%, 10/01/26.	$1,680,000	$1,920,190
Elderly and Disabled Housing, Series A, 6.00%, 8/01/21	325,000	325,442
Elderly and Disabled Housing, Series A, 5.375%, 8/01/28	830,000	830,623
Elderly and Disabled Housing, Series A, 4.70%, 8/01/42	3,050,000	3,055,734
Elderly and Disabled Housing, Series B, 6.10%, 8/01/17	235,000	235,385
Elderly and Disabled Housing, Series B, 6.25%, 8/01/23	485,000	485,839
Higher Education, Article XI-F1, Series M, 5.00%, 8/01/45.	3,315,000	3,849,245
Higher Education, Article XI-G, Series O, 5.00%, 8/01/40	7,005,000	8,172,243
State Board of Higher Education, Refunding, Series B, 5.00%, 8/01/38	1,020,000	1,111,096
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/31	1,695,000	1,747,104
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/34	5,000,000	5,540,600
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/36	2,715,000	2,798,459
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/37	5,555,000	5,944,905
State Board of Higher Education, Series B, Pre-Refunded, 5.00%, 8/01/38	5,480,000	6,071,826
State Board of Higher Education, Series C, Pre-Refunded, 5.00%, 8/01/37	1,115,000	1,193,262
Various Projects, Series H, 5.00%, 5/01/36	1,000,000	1,127,640
Oregon State Housing and Community Services Department Mortgage Revenue,
SFM Program, Refunding, Series G, 5.35%, 7/01/30.	1,240,000	1,283,784
SFM Program, Series C, 4.75%, 7/01/42	2,460,000	2,506,789
Oregon State University General Revenue, Series A, 5.00%, 4/01/45	12,500,000	14,258,250
Philomath School District No. 17J Benton and Polk Counties GO, Series B, zero cpn., 6/15/31	1,000,000	584,240
Port of Portland International Airport Revenue, Series Nineteen, Pre-Refunded, 5.50%, 7/01/38	23,000,000	25,702,270
Portland EDR, Broadway Project, Refunding, Series A, 6.50%, 4/01/35	5,000,000	5,557,500
Portland GO,
Oregon Convention Center Completion Project, Capital Appreciation, Series B, zero cpn., 6/01/21	1,000,000	909,200
Oregon Convention Center Completion Project, Limited Tax, Refunding, Series A, 5.00%, 6/01/28	7,840,000	9,155,787
Oregon Convention Center Completion Project, Limited Tax, Refunding, Series A, 5.00%, 6/01/29	8,330,000	9,699,619
Oregon Convention Center Completion Project, Limited Tax, Refunding, Series A, 5.00%, 6/01/30	8,750,000	10,163,825
Portland Housing Authority MFR, Housing, Lovejoy Station Apartments Project, NATL Insured, 6.00%,
7/01/33.	2,000,000	2,003,220
Portland River District Urban Renewal and Redevelopment Tax Allocation,
Refunding, Series B, 5.00%, 6/15/22	1,035,000	1,229,849
Series C, 5.00%, 6/15/28	1,000,000	1,151,770
Series C, 5.00%, 6/15/30	1,000,000	1,129,240
Portland Sewer System Revenue,
second lien, Series A, 5.00%, 3/01/34	25,270,000	28,460,085
second lien, Series B, NATL Insured, Pre-Refunded, 5.00%, 6/15/28	5,105,000	5,231,655
Portland Urban Renewal and Redevelopment Tax Allocation,
Interstate Corridor, Series B, 5.00%, 6/15/29	1,000,000	1,128,440
Interstate Corridor, Series B, 5.00%, 6/15/30	1,000,000	1,116,380
Interstate Corridor, Series B, 5.00%, 6/15/31	1,000,000	1,108,790
Lents Town Center, Series B, 5.00%, 6/15/27	2,500,000	2,808,475
Lents Town Center, Series B, 5.00%, 6/15/28	1,175,000	1,315,131
Lents Town Center, Series B, 4.75%, 6/15/29	1,000,000	1,074,090
Lents Town Center, Series B, 5.00%, 6/15/30	1,800,000	2,003,148
North Macadam, Series B, 5.00%, 6/15/29	4,250,000	4,780,273
North Macadam, Series B, 5.00%, 6/15/30	4,725,000	5,258,264
Portland Water System Revenue,
second lien, Series A, NATL Insured, Pre-Refunded, 4.375%, 10/01/25.	3,415,000	3,528,788
second lien, Series A, NATL Insured, Pre-Refunded, 4.50%, 10/01/27	1,000,000	1,034,350
second lien, Series A, NATL Insured, Pre-Refunded, 4.50%, 10/01/28	3,895,000	4,028,793

|127

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Oregon Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Oregon (continued)
Salem Hospital Facility Authority Revenue,
Salem Hospital Project, Series A, 5.75%, 8/15/23	$10,000,000	$11,168,200
Salem Hospital Project, Series A, 5.00%, 8/15/27	11,000,000	11,317,020
Salem Hospital Project, Series A, 5.00%, 8/15/36	9,000,000	9,211,950
Salem-Keizer School District No. 24J GO, Marion and Polk Counties, Series B, zero cpn., 6/15/30	8,500,000	5,396,990
Sherwood GO, Washington County, Full Faith and Credit Obligations, Refunding, AGMC Insured, 5.00%,
6/01/36.	4,240,000	4,671,123
Tri-County Metropolitan Transportation District Revenue,
Payroll Tax, senior lien, Series A, 5.00%, 9/01/37	11,000,000	12,579,160
Payroll Tax, senior lien, Series A, 5.00%, 9/01/40	5,000,000	5,853,100
Umatilla County Pendleton School District No. 16R GO, Series A, 5.00%, 6/15/37	4,970,000	5,729,565
University of Oregon General Revenue, Series A, 5.00%, 4/01/45.	20,000,000	22,952,000
Washington Clackamas and Yamhill Counties Sherwood School District No. 88J GO,
Capital Appreciation, Series A, NATL Insured, Pre-Refunded, zero cpn., 6/15/26	6,850,000	4,467,913
Capital Appreciation, Series A, NATL Insured, Pre-Refunded, zero cpn., 6/15/27	7,090,000	4,408,066
Capital Appreciation, Series A, NATL Insured, Pre-Refunded, zero cpn., 6/15/28	2,960,000	1,755,398
Capital Appreciation, Series A, NATL Insured, Pre-Refunded, zero cpn., 6/15/29	3,110,000	1,758,923
Capital Appreciation, Series A, NATL Insured, Pre-Refunded, zero cpn., 6/15/30	3,260,000	1,758,020
Capital Appreciation, Series A, NATL Insured, Pre-Refunded, zero cpn., 12/15/31	3,515,000	1,762,913
Series B, NATL Insured, Pre-Refunded, 4.50%, 12/15/31	2,900,000	3,065,938
Washington County GO, Full Faith and Credit, Refunding, 4.375%, 6/01/26	1,000,000	1,037,630
Washington County School District No. 15 Forest Grove GO,
SeriesB,zerocpn.,6/15/29	2,545,000	1,601,925
SeriesB,zerocpn.,6/15/30	2,490,000	1,486,754
SeriesB,zerocpn.,6/15/31	3,140,000	1,779,375
Washington County School District No. 48J Beaverton GO,
Series B, 5.00%, 6/15/32	10,750,000	12,685,967
Series B, 5.00%, 6/15/33	8,000,000	9,393,920
Series B, 5.00%, 6/15/34	11,000,000	12,898,380
Yamhill County McMinnville School District No. 40 GO, AGMC Insured, Pre-Refunded, 5.00%, 6/15/28	4,000,000	4,259,320
		1,085,226,566

U.S. Territories 4.3%
Guam 0.4%
Guam Government Limited Obligation Revenue,
Section 30, Series A, 5.625%, 12/01/24.	840,000	947,377
Section 30, Series A, 5.625%, 12/01/29.	3,250,000	3,644,290
		4,591,667
Puerto Rico 3.9%
Children’s Trust Fund Tobacco Settlement Revenue, Asset-Backed, Refunding, 5.625%, 5/15/43	10,000,000	9,999,500
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Sub Series C-7, NATL Insured, 6.00%,
7/01/28.	4,500,000	4,567,185
Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/33	9,690,000	6,322,725
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series M-3, NATL Insured,
6.00%, 7/01/25	14,900,000	15,010,558

|128

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Oregon Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/16, 6.75% thereafter, 8/01/32	$20,000,000	$8,377,600
Senior Series C, 5.25%, 8/01/40	2,860,000	1,773,486
		46,051,054
Total U.S. Territories		50,642,721
Total Municipal Bonds (Cost $1,071,306,012) 97.2%		1,135,869,287
Other Assets, less Liabilities 2.8%		32,357,749
Net Assets 100.0%		$1,168,227,036

See Abbreviations on page 145.

|129

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2015 (unaudited)

Franklin Pennsylvania Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 96.0%
Pennsylvania 92.4%
Allegheny County GO,
Series C-60, AGMC Insured, 5.00%, 11/01/27	$3,000,000	$3,228,930
Series C-61, Assured Guaranty, 5.00%, 12/01/33	5,000,000	5,487,400
Series C-65, 5.375%, 5/01/31	5,000,000	5,712,300
Allegheny County Higher Education Building Authority University Revenue,
Duquesne University, 5.00%, 3/01/28	3,000,000	3,233,580
Duquesne University, 5.00%, 3/01/33	1,300,000	1,392,560
Duquesne University, Series A, 5.50%, 3/01/31	3,000,000	3,447,630
Duquesne University, Series A, XLCA Insured, Pre-Refunded, 5.00%, 3/01/29	5,000,000	5,058,750
Duquesne University, Series A, XLCA Insured, Pre-Refunded, 5.00%, 3/01/33	5,630,000	5,696,152
Allegheny County Hospital Development Authority Revenue, University of Pittsburgh Medical Center,
Series A, 5.625%, 8/15/39	12,000,000	13,466,040
Allegheny County Sanitary Authority Sewer Revenue,
AGMC Insured, 5.00%, 6/01/40	5,000,000	5,600,950
NATL Insured, 5.00%, 12/01/37	6,745,000	7,079,215
Refunding, Series A, NATL Insured, 5.00%, 12/01/30	7,000,000	7,000,000
The Berks County Municipal Authority Revenue, The Reading Hospital and Medical Center Project, Series
A, 5.00%, 11/01/44	10,000,000	10,783,000
Bethel Park School District GO, 5.10%, 8/01/33	3,600,000	4,042,152
Bethlehem Area School District GO, AGMC Insured, 5.25%, 1/15/26	6,605,000	7,530,493
Bethlehem GO, Refunding, Series B, AGMC Insured, 6.50%, 12/01/32	4,985,000	5,835,242
Bucks County IDAR, George School Project, 5.00%, 9/15/41	5,000,000	5,463,200
Bucks County Water and Sewer Authority Sewer System Revenue, Refunding, Series A, AGMC Insured,
5.00%, 12/01/35	2,500,000	2,762,050
Bucks County Water and Sewer Authority Water System Revenue, AGMC Insured, 5.00%, 12/01/41	10,000,000	10,844,200
Butler County Hospital Authority Hospital Revenue,
Butler Health System Project, Refunding, Series A, 5.00%, 7/01/39	1,625,000	1,769,381
Butler Health System Project, Series B, Pre-Refunded, 7.25%, 7/01/39	4,500,000	5,468,265
Catasauqua Area School District GO, Refunding, AGMC Insured, 5.00%, 2/15/36	6,000,000	6,043,320
Centennial School District Bucks County GO, Series A, 5.00%, 12/15/37	5,855,000	6,713,226
Central Bradford Progress Authority Revenue, Guthrie Health Issue, Refunding, 5.375%, 12/01/41	3,000,000	3,329,160
Chester County IDA Student Housing Revenue,
University Student Housing LLC Project at West Chester University of Pennsylvania, Series A, 5.00%,
8/01/35	500,000	527,620
University Student Housing LLC Project at West Chester University of Pennsylvania, Series A, 5.00%,
8/01/45	1,500,000	1,552,980
Clarion County IDA Student Housing Revenue, Clarion University Foundation Inc., Student Housing Project
at Clarion University, Series A, 5.00%, 7/01/45	2,335,000	2,349,477
Commonwealth Financing Authority Revenue,
Series A, 5.00%, 6/01/34	10,000,000	11,151,500
Series B, 5.00%, 6/01/32	5,000,000	5,519,300
Cumberland County Municipal Authority College Revenue,
Dickinson College Project, Assn. of Independent Colleges and Universities of Pennsylvania Financing
Program, Series GG1, NATL Insured, 5.00%, 5/01/34	3,500,000	3,669,365
Dickinson College Project, Assn. of Independent Colleges and Universities of Pennsylvania Financing
Program, Series HH1, 5.00%, 11/01/39	1,200,000	1,297,596
Cumberland County Municipal Authority Revenue, Dickinson College Project, 5.00%, 11/01/42	4,500,000	4,922,595
Dallas Area Municipal Authority University Revenue, Misericordia University Project, Refunding, 5.00%,
5/01/37.	2,500,000	2,645,850

Quarterly Statement of Investments | See Notes to Statements of Investments. | 130

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pennsylvania Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
Dauphin County General Authority Health System Revenue,
Pinnacle Health System Project, Refunding, Series A, 6.00%, 6/01/36	$10,000,000	$11,387,100
Pinnacle Health System Project, Series A, 5.00%, 6/01/42	15,590,000	16,843,904
Dauphin County General Authority Hospital Revenue, HAPSCO Group Inc., The Western Pennsylvania
Hospital Project, Series B, NATL Insured, ETM, 6.25%, 7/01/16	790,000	817,160
Deer Lakes School District GO, Assured Guaranty, 5.50%, 4/01/39	7,500,000	8,371,650
Delaware County Authority Revenue,
Cabrini College, Refunding, Assured Guaranty, 5.875%, 7/01/29	1,140,000	1,144,355
Haverford College, 5.00%, 11/15/40	3,000,000	3,276,930
Delaware County Authority University Revenue,
Neumann University, 5.00%, 10/01/25	1,250,000	1,365,650
Neumann University, 5.25%, 10/01/31	1,250,000	1,356,738
Delaware County Vocational and Technical School Authority Lease Revenue, Intermediate No. 25 Project,
BAM Insured, 5.00%, 11/01/38	1,250,000	1,370,413
Delaware Valley Regional Finance Authority Local Government Revenue, Series B, AMBAC Insured,
5.60%, 7/01/17	5,000,000	5,358,300
East Hempfield Township IDAR,
Student Services Inc., Student Housing Project at Millersville University of Pennsylvania, 5.00%,
7/01/45	3,250,000	3,385,005
Student Services Inc., Student Housing Project at Millersville University of Pennsylvania, 5.00%,
7/01/47	3,750,000	3,933,150
Erie County Hospital Authority Revenue, Hamot Health Foundation, CIFG Insured, 5.00%, 11/01/35.	6,000,000	6,085,920
Erie Parking Authority Parking Facilities Revenue, Guaranteed, Refunding, AGMC Insured, 5.125%,
9/01/32.	4,250,000	4,707,895
Erie Water Authority Water Revenue,
AGMC Insured, Pre-Refunded, 5.00%, 12/01/43.	850,000	950,326
Refunding, AGMC Insured, 5.00%, 12/01/43	6,150,000	6,598,273
Falls Township Authority Water and Sewer Revenue, Guaranteed, 5.00%, 12/01/41	2,210,000	2,425,409
Franklin County IDAR, Chambersburg Hospital Project, 5.375%, 7/01/42	10,000,000	10,865,800
General Authority of Southcentral Pennsylvania Revenue,
Assn. of Independent Colleges and Universities, York College of Pennsylvania Project, 5.75%,
11/01/41	9,500,000	11,001,190
WellSpan Health Obligated Group, Refunding, Series A, 6.00%, 6/01/25	4,270,000	4,758,787
WellSpan Health Obligated Group, Refunding, Series A, 5.00%, 6/01/44	10,000,000	11,070,800
WellSpan Health Obligated Group, Series A, Pre-Refunded, 6.00%, 6/01/25	5,730,000	6,437,082
Indiana County Hospital Authority Hospital Revenue, Indiana Regional Medical Center, Series A, 6.00%,
6/01/39.	1,625,000	1,824,712
Lackawanna County GO,
Series B, AGMC Insured, 5.00%, 9/01/30	8,100,000	8,818,551
Series B, AGMC Insured, 5.00%, 9/01/35	7,500,000	8,072,400
Lancaster Parking Authority Parking Revenue,
Guaranteed, Series A, AMBAC Insured, 5.00%, 12/01/32	1,700,000	1,823,097
Guaranteed, Series A, AMBAC Insured, 5.00%, 12/01/35	2,500,000	2,672,325
Latrobe IDA College Revenue, St. Vincent College Project, 5.00%, 5/01/43	4,120,000	4,280,021
Lehigh County Authority Water and Sewer Revenue, City of Allentown Concession, Series A, 5.00%,
12/01/43	5,240,000	5,787,842
Lehigh County General Purpose Authority Hospital Revenue, Lehigh Valley Health Network, Series B,
AGMC Insured, 5.00%, 7/01/35	11,250,000	12,135,487
Lehigh County General Purpose Authority Revenue, Muhlenberg College Project, 5.25%, 2/01/34	1,500,000	1,653,420
Luzerne County IDA Water Facility Revenue, Pennsylvania American Water Co. Water Facilities,
Refunding, 5.50%, 12/01/39	10,000,000	11,308,500

|131

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pennsylvania Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
Lycoming County Authority Health System Revenue, Susquehanna Health System Project, Refunding,
Series A, 5.75%, 7/01/39	$25,000,000	$26,997,750
Lycoming County Authority Revenue,
AICUP Financing Program, Lycoming College Project, Series MM1, 5.25%, 11/01/38	1,400,000	1,584,520
AICUP Financing Program, Lycoming College Project, Series MM1, 5.25%, 11/01/43	1,495,000	1,682,084
Lycoming County Water and Sewer Authority Revenue, Guaranteed Sewer, AGMC Insured, 5.00%,
11/15/35	5,835,000	6,345,971
Marple Newtown School District GO, AGMC Insured, 5.00%, 6/01/31	11,225,000	12,582,102
McKeesport Municipal Authority Sewer Revenue, 5.75%, 12/15/39	5,000,000	5,560,800
Monroe County Hospital Authority Hospital Revenue,
Pocono Medical Center, 5.00%, 1/01/27	1,000,000	1,039,240
Pocono Medical Center, 5.125%, 1/01/37.	2,000,000	2,063,020
Pocono Medical Center, 5.25%, 1/01/43	2,000,000	2,067,840
Pocono Medical Center, Series A, 5.00%, 1/01/41.	4,000,000	4,262,680
Montgomery County Higher Education and Health Authority Revenue, Arcadia University, 5.625%, 4/01/40 .	5,750,000	6,164,805
Montgomery County IDA Health Facilities Revenue, Jefferson Health System, Series A, 5.00%, 10/01/41	9,600,000	10,331,520
Montgomery County IDAR, FHA Insured, Pre-Refunded, 5.375%, 8/01/38	4,995,000	5,920,074
Montour School District GO,
AGMC Insured, Pre-Refunded, 5.00%, 4/01/32	5,000,000	5,293,250
AGMC Insured, Pre-Refunded, 5.00%, 4/01/37	12,500,000	13,233,125
Northampton County General Purpose Authority College Revenue, Lafayette College, Refunding, 5.00%,
11/01/34	20,000,000	21,956,400
Northampton County General Purpose Authority Hospital Revenue,
St. Luke’s Hospital Project, Series A, 5.50%, 8/15/35	10,000,000	10,789,000
St. Luke’s Hospital Project, Series B, 5.50%, 8/15/33	2,200,000	2,495,042
Northampton County General Purpose Authority Revenue, Higher Education, Lehigh University, 5.00%,
11/15/39	20,000,000	21,948,200
Northeastern Hospital and Education Authority Revenue, Wilkes University Project, Series A, 5.25%,
3/01/42.	2,400,000	2,474,472
Northeastern York School District GO,
Series B, NATL Insured, Pre-Refunded, 5.00%, 4/01/30	1,000,000	1,058,650
Series B, NATL Insured, Pre-Refunded, 5.00%, 4/01/31	2,000,000	2,117,300
Norwin School District GO,
AGMC Insured, 5.00%, 4/01/37	10,000,000	10,388,200
AGMC Insured, Pre-Refunded, 5.00%, 4/01/35	3,000,000	3,047,250
Owen J. Roberts School District GO, AGMC Insured, 5.00%, 9/01/36	2,710,000	2,873,142
Pennsylvania State Economic Development Financing Authority Revenue, UPMC, Series A, 5.00%,
2/01/45.	5,000,000	5,516,650
Pennsylvania State Economic Development Financing Authority Water Facilities Revenue, Aqua
Pennsylvania Inc. Project, Series B, 5.00%, 12/01/43.	25,000,000	27,449,000
Pennsylvania State Economic Development Financing Authority Water Facility Revenue, Pennsylvania-
American Water Co. Project, 6.20%, 4/01/39	12,000,000	13,486,440
Pennsylvania State GO,
Second Series, 5.00%, 4/15/23	10,000,000	11,200,700
Second Series A, Pre-Refunded, 5.00%, 8/01/25	5,000,000	5,350,950
Pennsylvania State Higher Educational Facilities Authority Revenue,
AICUP Financing Program, Gwynedd Mercy College Project, Series KK1, 5.375%, 5/01/42	1,800,000	1,911,492
AICUP Financing Program, St. Francis University Project, Series JJ2, 6.25%, 11/01/41	3,840,000	4,340,237
Bryn Mawr College, Refunding, 5.00%, 12/01/44	6,365,000	7,222,365
Bryn Mawr College, Refunding, AMBAC Insured, 5.00%, 12/01/37	5,000,000	5,255,350
Drexel University, Series A, NATL Insured, 5.00%, 5/01/37	25,525,000	27,111,889
Edinboro University Foundation, Student Housing Project, 6.00%, 7/01/43	3,500,000	3,666,215

|132

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pennsylvania Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
Pennsylvania State Higher Educational Facilities Authority Revenue, (continued)
Foundation for Indiana University, Student Housing Project, Refunding, Series B, 5.00%, 7/01/41.	$1,250,000	$1,313,513
La Salle University, Series A, 5.00%, 5/01/37	2,500,000	2,581,300
Philadelphia University, Refunding, 5.00%, 6/01/30	2,295,000	2,409,084
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University of
Pennsylvania, 5.00%, 10/01/35	1,400,000	1,464,960
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University of
Pennsylvania, 6.25%, 10/01/43	7,000,000	7,865,200
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University of
Pennsylvania, 5.00%, 10/01/44	2,000,000	2,064,040
St. Joseph’s University, Series A, 5.00%, 11/01/40	15,000,000	16,217,700
State System of Higher Education, Series AF, NATL Insured, 5.00%, 6/15/37	7,000,000	7,372,190
Temple University, First Series, 5.00%, 4/01/42	15,000,000	16,562,100
Temple University, First Series, NATL Insured, Pre-Refunded, 5.00%, 4/01/28	25,000	25,394
Temple University, NATL Insured, Pre-Refunded, 5.00%, 4/01/33	10,000,000	10,157,500
Temple University, Refunding, NATL Insured, 5.00%, 4/01/28	4,975,000	5,053,356
Thomas Jefferson University, 5.00%, 3/01/40	16,980,000	18,246,029
Thomas Jefferson University, Refunding, Series A, 5.00%, 9/01/45	5,000,000	5,504,700
The Trustees of the University of Pennsylvania, Series A, 5.00%, 9/01/41	25,000,000	27,638,500
University of Pennsylvania Health System, 5.00%, 8/15/40	2,600,000	2,950,350
University of Pennsylvania Health System, 5.75%, 8/15/41	3,950,000	4,630,190
University of Pennsylvania Health System, Series B, Pre-Refunded, 6.00%, 8/15/26	5,000,000	5,674,300
University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	13,000,000	14,523,210
University of the Sciences in Philadelphia, 5.00%, 11/01/42.	5,000,000	5,453,500
University of the Sciences in Philadelphia, Assured Guaranty, Pre-Refunded, 5.00%, 11/01/32	5,000,000	5,583,100
University of the Sciences in Philadelphia, Series A, 5.00%, 11/01/36	4,250,000	4,738,410
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue, University
Properties Inc. Student Housing Project at East Stroudsburg University of Pennsylvania, 5.00%, 7/01/42 .	5,500,000	5,746,565
Pennsylvania State Public School Building Authority Community College Revenue, Community College of
Philadelphia Project, Pre-Refunded, 6.00%, 6/15/28	5,000,000	5,746,700
Pennsylvania State Public School Building Authority Lease Revenue, School District of Philadelphia
Project, Refunding, Series B, AGMC Insured, 4.75%, 6/01/30	5,000,000	5,160,800
Pennsylvania State Turnpike Commission Turnpike Revenue,
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38	5,000,000	5,558,500
Series A, Assured Guaranty, 5.00%, 6/01/39	20,000,000	21,413,600
Series C, 5.00%, 12/01/43	10,000,000	11,008,800
Series D, 5.125%, 12/01/40	10,000,000	10,802,100
Special, Motor License Fund Enhanced Turnpike, Series A, 5.50%, 12/01/41.	5,000,000	5,695,150
Pennsylvania State University Revenue,
5.00%, 3/01/40	1,500,000	1,670,550
Series A, 5.00%, 9/01/40	5,000,000	5,734,550
Philadelphia Airport Revenue,
Series A, AGMC Insured, 5.00%, 6/15/35	5,000,000	5,557,500
Series A, AGMC Insured, 5.00%, 6/15/40	5,000,000	5,494,250
Philadelphia Authority for IDR,
The Children’s Hospital of Philadelphia Project, Series A, 5.00%, 7/01/42	5,000,000	5,596,300
Cultural and Commercial Corridors Program, Series A, NATL Insured, 5.00%, 12/01/23	6,205,000	6,484,163
Cultural and Commercial Corridors Program, Series A, NATL Insured, 5.00%, 12/01/25	5,690,000	5,942,522
International Apartments at Temple University, Series A, 5.625%, 6/15/42	4,000,000	4,236,400
Philadelphia Corp. for Aging Project, Series B, AMBAC Insured, 5.25%, 7/01/31	2,000,000	1,991,500
Temple University, First Series, 5.00%, 4/01/40	5,000,000	5,558,600

|133

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pennsylvania Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
Philadelphia Gas Works Revenue,
Ninth Series, 5.25%, 8/01/40	$5,720,000	$6,336,101
Twelfth Series B, NATL Insured, ETM, 7.00%, 5/15/20	465,000	530,263
Philadelphia GO,
Refunding, Series A, Assured Guaranty, 5.125%, 8/01/25	5,000,000	5,652,800
Refunding, Series A, Assured Guaranty, 5.25%, 8/01/26	5,000,000	5,671,150
Series A, 5.25%, 7/15/33	5,000,000	5,585,600
Series B, Assured Guaranty, Pre-Refunded, 7.125%, 7/15/38.	10,000,000	10,417,600
Philadelphia Hospitals and Higher Education Facilities Authority Revenue, The Children’s Hospital of
Philadelphia Project, Series C, 5.00%, 7/01/41	5,000,000	5,496,500
Philadelphia Housing Authority Capital Fund Program Revenue, Series A, AGMC Insured, 5.00%,
12/01/21	5,000,000	5,076,650
Philadelphia Municipal Authority Lease Revenue,
6.50%, 4/01/34	3,250,000	3,732,040
6.50%, 4/01/39	2,500,000	2,856,875
Philadelphia School District GO,
Series E, 6.00%, 9/01/38	4,905,000	5,422,085
Series E, Pre-Refunded, 6.00%, 9/01/38	95,000	108,020
Philadelphia Water and Wastewater Revenue,
Series A, 5.25%, 1/01/36	3,000,000	3,274,560
Series A, 5.00%, 7/01/40	10,000,000	11,229,000
Series A, 5.00%, 1/01/41	13,000,000	14,351,220
Series A, 5.125%, 1/01/43	5,000,000	5,504,450
Series A, 5.00%, 7/01/45	5,000,000	5,567,150
Series C, AGMC Insured, 5.00%, 8/01/35	7,000,000	7,749,000
Pine-Richland School District GO, Allegheny County, Assured Guaranty, 5.00%, 3/01/39	15,130,000	16,395,473
Pocono Mountains Industrial Park Authority Hospital Revenue, St. Luke’s Hospital, Monroe Project, Series
A, 5.00%, 8/15/40	5,000,000	5,465,950
Reading GO,
AGMC Insured, Pre-Refunded, 6.00%, 11/01/28.	590,000	676,630
Refunding, AGMC Insured, 6.00%, 11/01/28	1,410,000	1,600,858
Scranton School District GO,
Series A, AGMC Insured, 5.00%, 7/15/38	5,430,000	5,739,184
Series C, AGMC Insured, 5.00%, 7/15/38	5,000,000	5,284,700
Scranton-Lackawanna Health and Welfare Authority Revenue, University of Scranton, XLCA Insured,
5.00%, 11/01/37	8,125,000	8,604,862
Snyder County Higher Education Authority University Revenue, Susquehanna University Project, 5.00%,
1/01/38.	4,000,000	4,276,000
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Series B,
Assured Guaranty, Pre-Refunded, 5.375%, 7/01/35	10,000,000	11,771,100
State College Area School District GO, 5.00%, 3/15/40	16,400,000	18,683,208
State Public School Building Authority College Revenue, Delaware County Community College Project,
AGMC Insured, Pre-Refunded, 5.00%, 10/01/32	1,000,000	1,096,660
State Public School Building Authority School Lease Revenue, The School District of the City of
Harrisburg Project, Refunding, Series A, Assured Guaranty, 5.00%, 11/15/33	5,000,000	5,455,650
Susquehanna Area Regional Airport Authority Airport System Revenue, Series A, 6.50%, 1/01/38	4,000,000	4,228,440
Swarthmore Borough Authority College Revenue, Swarthmore College Project, 5.00%, 9/15/43	1,000,000	1,140,850
Union County Higher Educational Facilities Financing Authority University Revenue, Bucknell University,
Series A, 5.00%, 4/01/42	5,000,000	5,593,650
University of Pittsburgh of the Commonwealth System of Higher Education Revenue,
University Capital Project, Refunding, Series C, 5.00%, 9/15/35	5,000,000	5,605,900
University Capital Project, Series B, 5.00%, 9/15/31	10,000,000	11,140,900

|134

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pennsylvania Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
Washington County IDA College Revenue,
Washington and Jefferson College, Refunding, 5.25%, 11/01/30	$7,525,000	$8,494,822
Washington and Jefferson College, Refunding, 5.00%, 11/01/36	8,470,000	9,201,300
West Mifflin Area School District GO, Allegheny County, AGMC Insured, 5.125%, 4/01/31	1,000,000	1,095,310
Whitehall-Coplay School District GO, Lehigh County, Series A, AGMC Insured, 5.375%, 11/15/34	6,000,000	6,682,380
Wilkes-Barre Finance Authority Revenue, Wilkes University Project, Refunding, 5.00%, 3/01/37	4,500,000	4,528,260
Wyoming Area School District GO, Refunding, Series A, NATL Insured, 5.00%, 9/01/26	5,005,000	5,052,397
		1,189,102,120

U.S. Territories 3.6%
Puerto Rico 3.1%
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42.	5,000,000	3,262,500
Series TT, 5.00%, 7/01/32	5,100,000	3,327,750
Series XX, 5.25%, 7/01/40	16,020,000	10,453,050
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Series A, 5.375%, 8/01/39.	6,000,000	2,505,000
first subordinate, Series A, 6.00%, 8/01/42	34,000,000	14,620,000
first subordinate, Series C, 5.50%, 8/01/40	15,000,000	6,300,000
		40,468,300
U.S. Virgin Islands 0.5%
Virgin Islands PFAR, senior lien, Refunding, Series B, 5.00%, 10/01/25	5,500,000	6,050,495
Total U.S. Territories		46,518,795
Total Municipal Bonds (Cost $1,186,625,955) 96.0%		1,235,620,915
Other Assets, less Liabilities 4.0%		51,225,139
Net Assets 100.0%		$1,286,846,054

See Abbreviations on page 145.

|135

FRANKLIN TAX-FREE TRUST

Statement of Investments, November 30, 2015 (unaudited)

Franklin Virginia Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 98.8%
Virginia 86.9%
Bristol Utility System Revenue, AGMC Insured, ETM, 5.00%, 7/15/21	$1,245,000	$1,390,653
Capital Region Airport Commission Airport Revenue,
Series A, AGMC Insured, 5.00%, 7/01/31	2,000,000	2,171,560
Series A, AGMC Insured, 5.00%, 7/01/38	5,895,000	6,317,082
Charlotte County IDA Hospital Revenue, Halifax Regional Hospital Inc., 5.00%, 9/01/37	2,500,000	2,623,475
Chesterfield County EDA, PCR, Virginia Electric and Power Co. Project, Refunding, Series A, 5.00%,
5/01/23	5,000,000	5,585,050
Chesterfield County EDA Revenue,
Bon Secours Health System Inc., Series C-1, AGMC Insured, 5.00%, 11/01/42	2,250,000	2,409,390
Bon Secours Health System Inc., Series C-2, Assured Guaranty, 5.00%, 11/01/42	8,000,000	8,578,000
Fairfax County EDA Transportation District Improvement Revenue, Silver Line Phase I Project, 5.00%,
4/01/36	10,000,000	11,032,100
Fairfax County IDAR,
Health Care, Inova Health System Project, Refunding, Series C, 5.00%, 5/15/25	3,500,000	3,934,245
HealthCare,InovaHealthSystemProject,SeriesA,5.50%,5/15/35	10,000,000	11,228,600
HealthCare,InovaHealthSystemProject,SeriesA,5.00%,5/15/44	2,500,000	2,811,125
Hampton Roads Sanitation District Wastewater Revenue,
Pre-Refunded, 5.00%, 4/01/33	3,670,000	4,020,265
Refunding, 5.00%, 4/01/33	6,330,000	6,827,285
Refunding, 5.00%, 4/01/38	16,000,000	17,173,120
Harrisonburg IDAR,
Hospital Facilities, Rockingham Memorial Hospital, AMBAC Insured, 5.00%, 8/15/42	8,095,000	8,284,504
Hospital Facilities, Rockingham Memorial Hospital, AMBAC Insured, 5.00%, 8/15/46	15,000,000	15,144,150
Henrico County EDA Revenue, Bon Secours Health System Inc., Refunding, 5.00%, 11/01/30	7,000,000	7,816,900
Hopewell Sewer System Revenue, Refunding, Series A, 5.00%, 7/15/42	4,850,000	5,305,803
Lexington IDA Educational Facilities Revenue,
VMI Development Board Inc. Project, Series C, 5.00%, 12/01/36	5,000,000	5,514,500
Washington and Lee University, 5.00%, 1/01/43	10,000,000	11,080,000
Loudoun County Sanitation Authority Water and Sewer Revenue, Refunding, 5.00%, 1/01/29	4,770,000	5,780,477
Manassas Park GO, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 4/01/29	5,545,000	5,870,214
Montgomery County IDA Public Facilities Lease Revenue, Public Projects, 5.00%, 2/01/29	6,500,000	6,976,125
Newport News EDA, EDR, Series A, Pre-Refunded, 5.00%, 1/15/31	5,870,000	5,902,931
Norfolk GO,
Capital Improvement, Refunding, Series A, 5.00%, 8/01/32	5,845,000	6,804,749
Capital Improvement, Refunding, Series C, 5.00%, 10/01/42	7,825,000	8,622,367
Northern Virginia Transportation Authority Transportation Special Tax Revenue,
5.00%, 6/01/31	4,565,000	5,387,613
5.00%, 6/01/32	2,795,000	3,287,004
5.00%, 6/01/33	3,000,000	3,515,670
Patrick County EDA Lease Revenue, School Projects, Assured Guaranty, Pre-Refunded, 5.25%, 3/01/39	6,435,000	7,070,649
Pittsylvania County School GO, Series B, Pre-Refunded, 5.75%, 2/01/30	5,800,000	6,657,008
Portsmouth GO, Public Utility, Refunding, Series A, 5.00%, 7/15/41	10,000,000	11,230,200
Prince William County IDA Health Care Facilities Revenue, Novant Health Obligation Group, Prince William
Hospital, Refunding, Series B, 5.00%, 11/01/46	10,000,000	10,773,400
Prince William County IDA Revenue, George Mason University Foundation, Prince William Life Sciences
Lab LLC Project, Series AA, 5.125%, 9/01/41	3,200,000	3,496,160
Richmond Public Utility Revenue,
Refunding, Series A, 5.00%, 1/15/35	11,495,000	12,619,441
Refunding, Series A, 5.00%, 1/15/43	10,000,000	11,279,600

Quarterly Statement of Investments | See Notes to Statements of Investments. | 136

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Virginia Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Virginia (continued)
Riverside Regional Jail Authority Jail Facility Revenue,
NATL Insured, Pre-Refunded, 5.00%, 7/01/28.	$7,000,000	$7,466,830
NATL Insured, Pre-Refunded, 5.00%, 7/01/32.	22,000,000	23,467,180
Refunding, 5.00%, 7/01/31	6,215,000	7,310,891
Roanoke County EDA Lease Revenue, Public Facility Projects, Assured Guaranty, Pre-Refunded, 5.125%,
10/15/37	10,000,000	11,199,000
Roanoke EDA Hospital Revenue, Carilion Clinic Obligated Group, Refunding, 5.00%, 7/01/33.	10,615,000	11,664,293
Roanoke IDA Hospital Revenue,
Carilion Health System Obligated Group, Series B, AGMC Insured, 5.00%, 7/01/38	3,950,000	4,303,130
Carilion Health System Obligated Group, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 7/01/38	50,000	58,390
Smyth County GO, Public Improvement, Series A, 5.00%, 11/01/31	4,145,000	4,614,628
Stafford County and Staunton IDAR,
Virginia Municipal League Assn. of Counties Finance Program, Series A, NATL Insured, Pre-Refunded,
5.25%, 8/01/31	5,000,000	5,161,950
Virginia Municipal League Assn. of Counties Finance Program, Series E, XLCA Insured, 5.00%,
8/01/37	3,985,000	4,098,652
Stafford County EDA Hospital Facilities Revenue, Medicorp Health System Obligated Group, 5.25%, 6/15/37.	5,000,000	5,081,450
Suffolk GO,
Refunding, 5.00%, 2/01/41	10,000,000	11,019,700
Refunding, 5.00%, 6/01/42	10,000,000	11,059,500
University of Virginia Revenue,
General, Refunding, 5.00%, 6/01/40	17,750,000	19,384,242
General, Refunding, Series A, 5.00%, 6/01/43	15,000,000	17,282,700
Upper Occoquan Sewage Authority Regional Sewerage Revenue, Refunding, 5.00%, 7/01/28	10,000,000	12,280,000
Virginia Beach Development Authority Public Facility Revenue, Series A, Pre-Refunded, 5.00%, 7/15/27	5,635,000	6,020,040
Virginia College Building Authority Educational Facilities Revenue,
Liberty University Projects, 5.25%, 3/01/29	2,860,000	3,294,262
Liberty University Projects, 5.00%, 3/01/41	26,855,000	29,416,967
Public Higher Education Financing Program, Series A, Pre-Refunded, 5.00%, 9/01/33	4,010,000	4,456,955
Washington and Lee University, Refunding, Series A, 5.00%, 1/01/40	5,000,000	5,729,500
Virginia Port Authority Port Facilities Revenue, Refunding, 5.00%, 7/01/40	6,000,000	6,433,560
Virginia State HDA Commonwealth Mortgage Revenue, Series C, Sub Series C-5, 4.80%, 7/01/38	8,500,000	9,101,375
Virginia State HDA Revenue,
Rental Housing, Series B, 5.625%, 6/01/39	7,240,000	7,690,473
Rental Housing, Series B, 5.00%, 6/01/45	3,050,000	3,183,316
Rental Housing, Series E, 5.00%, 10/01/44	6,540,000	6,780,737
Rental Housing, Series F, 5.05%, 12/01/44	12,125,000	12,536,280
Rental Housing, Series F, 5.00%, 4/01/45	2,125,000	2,214,165
Virginia State Public School Authority Revenue, School Financing, 1997 Resolution, Refunding, Series B,
5.00%, 8/01/24	10,000,000	12,356,700
Virginia State Public School Authority School Financing Revenue, 1997 Resolution, Refunding, Series A,
5.00%, 8/01/26	6,000,000	7,401,900
Virginia State Public School Authority Special Obligation Fluvanna County Revenue, School Financing,
Pre-Refunded, 6.00%, 12/01/32	5,000,000	5,737,300
Virginia State Resources Authority Infrastructure and State Moral Obligation Revenue, Virginia Pooled
Financing Program, Series B, 5.00%, 11/01/41	9,410,000	10,612,316
Virginia State Resources Authority Infrastructure Revenue,
2014, Senior Series A, Pre-Refunded, 5.00%, 11/01/31	3,200,000	3,331,008
2014, Senior Series A, Pre-Refunded, 5.00%, 11/01/36	895,000	931,641
Senior Series A, Pre-Refunded, 5.00%, 11/01/31	1,800,000	1,873,692
Senior Series A, Pre-Refunded, 5.00%, 11/01/36	4,020,000	4,184,579
Virginia Pooled Financing Program, Pre-Refunded, 5.00%, 11/01/38	1,465,000	1,635,848

|137

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Virginia Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Virginia (continued)
Virginia State Resources Authority Infrastructure Revenue, (continued)
Virginia Pooled Financing Program, Refunding, 5.00%, 11/01/45	$5,255,000	$6,091,543
Virginia Pooled Financing Program, Senior Series A, 5.00%, 11/01/38.	135,000	147,640
Virginia Pooled Financing Program, Senior Series B, Pre-Refunded, 5.00%, 11/01/32	2,505,000	2,700,216
Virginia Pooled Financing Program, Series A, 5.00%, 11/01/38	5,165,000	6,069,030
Virginia State Small Business Financing Authority Healthcare Facilities Revenue, Sentara Healthcare,
Refunding, 5.00%, 11/01/40	23,000,000	25,185,460
Winchester EDA Hospital Revenue, Valley Health System Obligation, Refunding, 5.00%, 1/01/44	5,000,000	5,551,400
Winchester IDA Hospital Revenue, Valley Health System Obligated Group, Series E, Pre-Refunded, 5.625%,
1/01/44	3,350,000	3,819,502
		604,461,356

District of Columbia 8.7%
Metropolitan Washington D.C. Airports Authority Airport System Revenue,
Refunding, Series A, 5.00%, 10/01/35	12,000,000	13,513,080
Refunding, Series A, AGMC Insured, 5.00%, 10/01/32	10,000,000	10,345,700
Refunding, Series B, BHAC Insured, 5.00%, 10/01/29	3,000,000	3,383,160
Refunding, Series C, 5.125%, 10/01/34	6,450,000	7,055,397
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue,
first senior lien, Series A, 5.00%, 10/01/39	10,000,000	10,717,700
first senior lien, Series A, 5.25%, 10/01/44	12,000,000	13,096,080
Washington State Metropolitan Area Transit Authority Gross Revenue, Transit, Series A, 5.125%, 7/01/32	2,000,000	2,222,780
		60,333,897

U.S. Territories 3.2%
Puerto Rico 3.2%
Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.50%, 7/01/38	5,200,000	3,393,000
Series XX, 5.25%, 7/01/40	8,400,000	5,481,000
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Series A, 5.375%, 8/01/39	1,000,000	417,500
first subordinate, Series A, 6.00%, 8/01/42	20,000,000	8,600,000
first subordinate, Series C, 5.50%, 8/01/40	10,000,000	4,200,000
		22,091,500
Total Municipal Bonds (Cost $667,158,888) 98.8%		686,886,753
Other Assets, less Liabilities 1.2%.		8,687,165
Net Assets 100.0%		$695,573,918

See Abbreviations on page 145.

|138

FRANKLIN TAX-FREE TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-four separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

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FRANKLIN TAX-FREE TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. INCOME TAXES

At November 30, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin	Franklin	Franklin
	Alabama	Arizona	Colorado	Connecticut
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund

Cost of investments	$264,048,773	$869,565,958	$645,118,740	$329,840,279

Unrealizedappreciation	$14,769,735	$64,400,516	$49,650,476	$18,831,163
Unrealized depreciation	(8,340,377)	(13,213,622)	(23,257,547)	(10,911,914)
Net unrealized appreciation (depreciation)	$6,429,358	$51,186,894	$26,392,929	$7,919,249

	Franklin	Franklin Federal	Franklin Federal	Franklin
	Double	Intermediate-Term	Limited-Term	Florida
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund

Cost of investments	$152,548,889	$3,743,186,497	$1,058,987,859	$710,815,816

Unrealizedappreciation	$9,698,831	$249,535,653	$10,614,631	$65,020,435
Unrealized depreciation	(23,424,859)	(266,356)	(381,030)	(24,784,385)
Net unrealized appreciation (depreciation)	$(13,726,028)	$249,269,297	$10,233,601	$40,236,050

	Franklin	Franklin	Franklin	Franklin
	Georgia	High Yield	Insured	Kentucky
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund

Cost of investments	$507,687,226	$7,408,992,759	$1,817,099,134	$155,470,720

Unrealizedappreciation	$37,894,372	$946,254,555	$149,550,903	$11,285,797
Unrealized depreciation	(13,203,757)	(317,874,868)	(1,478,974)	(3,038,371)
Net unrealized appreciation (depreciation)	$24,690,615	$628,379,687	$148,071,929	$8,247,426

	Franklin	Franklin	Franklin	Franklin
	Louisiana	Maryland	Massachusetts	Michigan
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund

Cost of investments	$365,875,972	$495,303,991	$441,278,375	$986,488,565

Unrealizedappreciation	$27,345,611	$26,042,487	$29,934,583	$52,888,661
Unrealized depreciation	(8,096,503)	(19,980,689)	(954,240)	(43,118,265)
Net unrealized appreciation (depreciation)	$19,249,108	$6,061,798	$28,980,343	$9,770,396

	Franklin	Franklin	Franklin	Franklin
	Minnesota	Missouri	New Jersey	North Carolina
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund

Cost of investments	$976,864,314	$1,023,429,607	$1,068,301,019	$1,042,665,909

Unrealizedappreciation	$63,021,067	$64,410,967	$65,644,837	$61,757,624
Unrealized depreciation	(1,511,930)	(34,942,582)	(34,724,934)	(36,312,388)
Net unrealized appreciation (depreciation)	$61,509,137	$29,468,385	$30,919,903	$25,445,236

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FRANKLIN TAX-FREE TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Franklin	Franklin	Franklin	Franklin
	Ohio	Oregon	Pennsylvania	Virginia
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund

Cost of investments.	$1,426,368,868	$1,070,990,826	$1,188,930,622	$667,130,201

Unrealizedappreciation	$92,492,843	$81,737,333	$89,952,550	$42,010,053
Unrealized depreciation	(7,259,084)	(16,858,872)	(43,262,257)	(22,253,501)
Net unrealized appreciation (depreciation)	$85,233,759	$64,878,461	$46,690,293	$19,756,552

4. CONCENTRATION OF RISK

Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state, U.S. territories, and the District of Columbia. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states, U.S. territories, and the District of Columbia. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

5. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, pre- payment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2015, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Alabama Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$ —	$270,478,131	$—	$270,478,131

Franklin Arizona Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$ —	$920,752,852	$—	$920,752,852

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FRANKLIN TAX-FREE TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

5. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3	Total
Franklin Colorado Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$671,511,669	$—	$671,511,669

Franklin Connecticut Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$337,759,528	$—	$337,759,528

Franklin Double Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$138,822,861	$—	$138,822,861

Franklin Federal Intermediate-Term Tax-Free Income
Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$3,992,455,794	$—	$3,992,455,794

Franklin Federal Limited-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$1,037,801,075	$—	$1,037,801,075
Short Term Investments	—	31,420,385	—	31,420,385
Total Investments in Securities	$—	$1,069,221,460	$—	$1,069,221,460

Franklin Florida Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$751,051,866	$—	$751,051,866

Franklin Georgia Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$530,077,841	$—	$530,077,841
Short Term Investments	—	2,300,000	—	2,300,000
Total Investments in Securities	$—	$532,377,841	$—	$532,377,841

Franklin High Yield Tax-Free Income Fund
Assets:
Investments in Securities:
Equity Investments:
Consumer Discretionary	$—	$—	$717,082	$717,082
Corporate Bonds	—	4,688,162	—	4,688,162
Municipal Bonds	—	7,991,308,174	3,259,028	7,994,567,202
Short Term Investments	—	37,400,000	—	37,400,000
Total Investments in Securities	$—	$8,033,396,336	$3,976,110	$8,037,372,446

Franklin Insured Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$1,965,171,063	$—	$1,965,171,063

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FRANKLIN TAX-FREE TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2	Level 3	Total
Franklin Kentucky Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$ —	$163,718,146	$—	$163,718,146

Franklin Louisiana Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$ —	$385,125,080	$—	$385,125,080

Franklin Maryland Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$ —	$501,365,789	$—	$501,365,789

Franklin Massachusetts Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$ —	$470,258,717	$—	$470,258,717

Franklin Michigan Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$ —	$996,258,961	$—	$996,258,961

Franklin Minnesota Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$ —	$1,038,373,451	$—	$1,038,373,451

Franklin Missouri Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$ —	$1,052,897,992	$—	$1,052,897,992

Franklin New Jersey Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$ —	$1,099,220,922	$—	$1,099,220,922

Franklin North Carolina Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$ —	$1,068,111,145	$—	$1,068,111,145

Franklin Ohio Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$ —	$1,511,602,627	$—	$1,511,602,627

Franklin Oregon Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$ —	$1,135,869,287	$—	$1,135,869,287

Franklin Pennsylvania Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$ —	$1,235,620,915	$—	$1,235,620,915

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FRANKLIN TAX-FREE TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

5. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3	Total
Franklin Virginia Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds	$—	$686,886,753	$—	$686,886,753

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

6. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

|144

FRANKLIN TAX-FREE TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

ABBREVIATIONS

Selected Portfolio

ACA	American Capital Access Holdings Inc.	IDAR	Industrial Development Authority Revenue
AGMC	Assured Guaranty Municipal Corp.	IDB	Industrial Development Bond/Board
AMBAC	American Municipal Bond Assurance Corp.	IDBR	Industrial Development Board Revenue
BAM	Build America Mutual Assurance Co.	IDR	Industrial Development Revenue
BAN	Bond Anticipation Note	ISD	Independent School District
BHAC	Berkshire Hathaway Assurance Corp.	MAC	Municipal Assistance Corp.
CDA	Community Development Authority/Agency	MBS	Mortgage-Backed Security
CDD	Community Development District	MFH	Multi-Family Housing
CDR	Community Development Revenue	MFHR	Multi-Family Housing Revenue
CFD	Community Facilities District	MFMR	Multi-Family Mortgage Revenue
CIFG	CDC IXIS Financial Guaranty	MFR	Multi-Family Revenue
COP	Certificate of Participation	MTA	Metropolitan Transit Authority
CRDA	Community Redevelopment Authority/Agency	NATL	National Public Financial Guarantee Corp.
CSD	Central School District	PBA	Public Building Authority
EDA	Economic Development Authority	PCC	Pollution Control Corp.
EDC	Economic Development Corp.	PCFA	Pollution Control Financing Authority
EDR	Economic Development Revenue	PCR	Pollution Control Revenue
ETM	Escrow to Maturity	PFA	Public Financing Authority
FGIC	Financial Guaranty Insurance Co.	PFAR	Public Financing Authority Revenue
FHA	Federal Housing Authority/Agency	PIK	Payment-In-Kind
FICO	Financing Corp.	PSF	Permanent School Fund
FNMA	Franklin National Mortgage Association	PUD	Public Utility District
FRN	Floating Rate Note	RDA	Redevelopment Agency/Authority
GARB	General Airport Revenue Bonds	RDAR	Redevelopment Agency Revenue
GNMA	Government National Mortgage Association	SF	Single Family
GO	General Obligation	SFHR	Single Family Housing Revenue
HDA	Housing Development Authority/Agency	SFM	Single Family Mortgage
HDC	Housing Development Corp.	SFMR	Single Family Mortgage Revenue
HFA	Housing Finance Authority/Agency	UHSD	Unified/Union High School District
HFAR	Housing Finance Authority Revenue	USD	Unified/Union School District
ID	Improvement District	XLCA	XL Capital Assurance
IDA	Industrial Development Authority/Agency

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|145

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-FREE TRUST

By   /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

      Finance and Administration

Date  January 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

      Finance and Administration

Date  January 26, 2016

By   /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

      Chief Accounting Officer

Date  January 26, 2016